UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2007

Date of reporting period: October 31, 2006

Item 1. Reports to Stockholders.

Fund Performance Overview

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Basic Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Index (the “Index”). The Index measures the performance of the basic materials sector of the U.S. equity market, and includes companies in the following sectors: chemicals, forestry and paper, industrial metals and mining. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2006, the Fund declined 2.00%, while the Index declined 1.77%.

Average Annual Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.37%	21.48%	22.09%	12.16%	12.14%	12.83%	9.35%	9.36%	9.95%
Cumulative Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.37%	21.48%	22.09%	77.48%	77.34%	82.87%	77.01%	77.17%	83.38%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Chemicals	46.18%
Mining	20.02
Iron & Steel	10.65
Forest Products & Paper	7.79
Coal	6.25
Agriculture	5.37
Household Products & Wares	1.38
Metal Fabricate & Hardware	1.33
Environmental Control	0.36
Energy—Alternate Sources	0.29
Biotechnology	0.14
Manufacturing	0.11
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Du Pont (E.I.) de Nemours and Co.	9.45%
Dow Chemical Co. (The)	8.83
Alcoa Inc.	5.66
Monsanto Co.	5.37
Phelps Dodge Corp.	4.57
Praxair Inc.	4.39
Newmont Mining Corp.	4.22
Nucor Corp.	3.70
International Paper Co.	3.67
Weyerhaeuser Co.	3.51

TOTAL	53.37%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Consumer Goods Sector Index Fund (the “Fund”), seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Goods Index (the “Index”). The Index measures the performance of the consumer goods sector of the U.S. equity market and includes companies in the following sectors: automobiles and parts, beverages, food producers, household goods, leisure goods, personal goods and tobacco. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2006, the Fund returned 8.43%, while the Index returned 8.70%.

Average Annual Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.22%	13.35%	13.83%	8.53%	8.53%	9.16%	7.28%	7.30%	7.97%
Cumulative Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.22%	13.35%	13.83%	50.55%	50.58%	55.01%	56.71%	56.83%	63.27%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Beverages	20.96%
Cosmetics & Personal Care	20.17
Agriculture	17.69
Food	10.90
Apparel	4.88
Household Products & Wares	4.19
Home Builders	3.86
Auto Manufacturers	2.31
Auto Parts & Equipment	2.20
Leisure Time	1.89
Software	1.82
Home Furnishings	1.24
Toys, Games & Hobbies	1.14
Hand & Machine Tools	1.00
Other Industries	5.58
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Procter & Gamble Co.	15.76%
Altria Group Inc.	13.19
PepsiCo Inc.	8.25
Coca-Cola Co. (The)	7.88
Anheuser-Busch Companies Inc.	2.69
Colgate-Palmolive Co.	2.60
Kimberly-Clark Corp.	2.40
Archer-Daniels-Midland Co.	1.81
General Mills Inc.	1.56
Harley-Davidson Inc.	1.41

TOTAL	57.55%

2	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Consumer Services Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Services Index (the “Index”). The Index measures the performance of the consumer services sector of the U.S. equity market, and includes companies in the following sectors: food and drug retailers, general retailers, media and travel and leisure. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2006, the Fund returned 6.97%, while the Index returned 7.21%.

Average Annual Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.43%	14.54%	15.03%	6.90%	6.92%	7.48%	1.82%	1.83%	2.35%
Cumulative Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.43%	14.54%	15.03%	39.63%	39.73%	43.40%	12.20%	12.29%	15.99%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Retail	47.17%
Media	26.47
Lodging	4.77
Internet	4.41
Food	3.78
Commercial Services	3.44
Pharmaceuticals	2.53
Advertising	1.97
Airlines	1.84
Leisure Time	1.68
Entertainment	1.40
Software	0.53
Other Industries	0.24
Short-Term and Other Net Assets	(0.23)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Wal-Mart Stores Inc.	6.99%
Time Warner Inc.	4.37
Home Depot Inc.	4.24
Walt Disney Co. (The)	3.38
McDonald’s Corp.	2.82
Comcast Corp. Class A	2.81
Lowe’s Companies Inc.	2.56
Target Corp.	2.52
Walgreen Co.	2.43
News Corp. Class A	2.13

TOTAL	34.25%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Financial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financials Index (the “Index”). The Index measures the performance of the financial sector of the U.S. equity market and includes companies in the following sectors: banks, non-life insurance, life insurance, real estate, and general finance. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2006, the Fund returned 5.71%, while the Index returned 5.99%.

Average Annual Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.35%	19.39%	20.01%	11.26%	11.19%	11.91%	9.47%	9.47%	10.13%

Cumulative Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.35%	19.39%	20.01%	70.48%	69.95%	75.51%	79.24%	79.19%	86.29%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/22/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/31/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Diversified Financial Services	34.29%
Banks	29.11
Insurance	21.25
Real Estate Investment Trusts	10.45
Savings & Loans	2.43
Real Estate	0.89
Commercial Services	0.64
Software	0.37
Forest Products & Paper	0.35
Energy - Alternate Sources	0.06
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Citigroup Inc.	7.72%
Bank of America Corp.	7.61
JP Morgan Chase & Co.	5.10
American International Group Inc.	4.74
Wells Fargo & Co.	3.55
Wachovia Corp.	3.28
Merrill Lynch & Co. Inc.	2.48
Morgan Stanley	2.32
Goldman Sachs Group Inc. (The)	2.17
American Express Co.	1.93

TOTAL	40.90%

4	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Industrial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrials Index (the “Index”). The Index measures the performance of the industrials sector of the U.S. equity market and includes companies in the following sectors: construction and materials, aerospace and defense, general industrials, electronic and electrical equipment, industrial engineering and industrial transportation and support services. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2006, the Fund declined 1.03%, while the Index declined 0.75%.

Average Annual Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.46%	16.44%	17.16%	8.60%	8.59%	8.94%	2.25%	2.25%	2.23%

Cumulative Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.46%	16.44%	17.16%	51.04%	50.99%	53.44%	15.30%	15.27%	15.13%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Manufacturing	36.00%
Aerospace & Defense	13.66
Transportation	12.05
Machinery	6.11
Commercial Services	5.68
Software	4.60
Electronics	4.50
Electrical Components & Equipment	2.80
Building Materials	2.05
Environmental Control	1.90
Engineering & Construction	1.55
Packaging & Containers	1.52
Auto Manufacturers	1.10
Other Industries	6.29
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
General Electric Co.	19.67%
United Technologies Corp.	3.30
Tyco International Ltd.	3.21
Boeing Co. (The)	3.06
3M Co.	2.94
United Parcel Service Inc. Class B	2.69
Caterpillar Inc.	2.15
Emerson Electric Co.	1.87
FedEx Corp.	1.76
Honeywell International Inc.	1.71

TOTAL	42.36%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Financial Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the “Index”). The Index measures the performance of the financial services sector of the U.S. equity market and is a subset of the Dow Jones U.S. Financials Index. The Index includes companies in the following sectors: banks and investment management/brokers. The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2006, the Fund returned 4.86%, while the Index returned 5.11%.

Average Annual Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.42%	20.46%	21.10%	11.57%	11.54%	12.24%	8.64%	8.64%	9.29%

Cumulative Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.42%	20.46%	21.10%	72.89%	72.65%	78.09%	69.84%	69.76%	76.43%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Diversified Financial Services	51.08%
Banks	43.38
Savings & Loans	3.63
Commercial Services	0.96
Software	0.55
Insurance	0.24
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Citigroup Inc.	11.50%
Bank of America Corp.	11.33
JP Morgan Chase & Co.	7.60
Wells Fargo & Co.	5.28
Wachovia Corp.	4.89
Merrill Lynch & Co. Inc.	3.69
Morgan Stanley	3.45
Goldman Sachs Group Inc. (The)	3.23
American Express Co.	2.87
U.S. Bancorp	2.78

TOTAL	56.62%

6	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Real Estate Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the “Index”). The Index measures the performance of the real estate sector of the U.S. equity market and includes companies in the following sub-sectors: real estate holding and development and real estate investment trusts. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2006, the Fund returned 17.91%, while the Index returned 17.23%.

Average Annual Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
36.36%	36.86%	36.78%	23.08%	23.11%	23.72%	20.49%	20.46%	21.08%

Cumulative Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
36.36%	36.86%	36.78%	182.47%	182.74%	189.91%	228.97%	228.54%	239.46%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Real Estate Investment Trusts	90.40%
Real Estate	7.11
Forest Products & Paper	2.21
Diversified Financial Services	0.10
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Simon Property Group Inc.	5.71%
Equity Residential	4.40
Equity Office Properties Trust	4.38
Vornado Realty Trust	4.24
ProLogis	4.23
Archstone-Smith Trust	3.59
Boston Properties Inc.	3.31
General Growth Properties Inc.	3.25
Public Storage Inc.	3.16
Host Hotels & Resorts Inc.	3.04

TOTAL	39.31%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® KLD SELECT SOCIALSM INDEX FUND

Performance as of October 31, 2006

The iShares KLD Select SocialSM Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the KLD Select SocialSM Index (the “Index”). The Index is designed to maximize exposure to large-capitalization companies that KLD determines to have positive social and environmental characteristics, while at the same time maintaining risk and return characteristics similar to the Russell 1000® Index. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2006, the Fund returned 6.21%, while the Index returned 6.45%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/06			Inception to 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.31%	15.29%	16.05%	10.84%	10.82%	11.43%	19.99%	19.95%	21.11%

Total returns for the periods since inception are calculated from the inception date of the Fund (1/24/05). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the period indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/28/05), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Sector	Percentage of Net Assets
Financial	22.44%
Consumer Non-Cyclical	21.24
Technology	16.69
Communications	9.61
Industrial	8.80
Consumer Cyclical	8.77
Energy	5.44
Basic Materials	4.39
Utilities	2.54
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
American Express Co.	5.07%
International Business Machines Corp.	5.01
Johnson & Johnson	4.99
Wells Fargo & Co.	3.72
Microsoft Corp.	3.48
General Mills Inc.	2.82
Nike Inc. Class B	1.94
3M Co.	1.93
St. Paul Travelers Companies Inc.	1.92
Intel Corp.	1.92

TOTAL	32.80%

8	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

Performance as of October 31, 2006

The iShares Cohen & Steers Realty Majors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Index”). The Index consists of selected Real Estate Investment Trusts (“REITs”). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2006, the Fund returned 20.64%, while the Index returned 20.88%.

Average Annual Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
41.25%	40.97%	41.96%	25.80%	25.74%	26.47%	22.71%	22.68%	23.29%

Cumulative Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
41.25%	40.97%	41.96%	215.02%	214.34%	223.55%	224.77%	224.26%	234.03%

Total returns for the periods since inception are calculated from the inception date of the Fund (1/29/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Real Estate Investment Trusts	99.92%
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Simon Property Group Inc.	7.78%
Vornado Realty Trust	7.13
Equity Residential	6.76
ProLogis	6.53
Equity Office Properties Trust	6.10
Archstone-Smith Trust	5.37
Boston Properties Inc.	5.23
Public Storage Inc.	5.05
General Growth Properties Inc.	4.92
Host Hotels & Resorts Inc.	4.61

TOTAL	59.48%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/06)	Ending Account Value (10/31/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/06 to 10/31/06)
Dow Jones U.S. Basic Materials Sector
Actual	$1,000.00	$980.00	0.48%	$2.40
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45
Dow Jones U.S. Consumer Goods Sector
Actual	1,000.00	1,084.30	0.48	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45
Dow Jones U.S. Consumer Services Sector
Actual	1,000.00	1,069.70	0.48	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45
Dow Jones U.S. Financial Sector
Actual	1,000.00	1,057.10	0.48	2.49
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45

10	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/06)	Ending Account Value (10/31/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/06 to 10/31/06)
Dow Jones U.S. Industrial Sector
Actual	$1,000.00	$989.70	0.48%	$2.41
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45
Dow Jones U.S. Financial Services
Actual	1,000.00	1,048.60	0.48	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45
Dow Jones U.S. Real Estate
Actual	1,000.00	1,179.10	0.48	2.64
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45
KLD Select SocialSM
Actual	1,000.00	1,062.10	0.50	2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.50	2.55
Cohen & Steers Realty Majors
Actual	1,000.00	1,206.40	0.35	1.95
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.87%
AGRICULTURE – 5.37%
Monsanto Co.	557,562	$24,655,392

		24,655,392
BIOTECHNOLOGY – 0.14%
Cambrex Corp.	28,224	660,442

		660,442
CHEMICALS – 46.18%
Air Products & Chemicals Inc.	213,998	14,909,241
Airgas Inc.	68,336	2,583,784
Albemarle Corp.	39,438	2,564,653
Ashland Inc.	73,398	4,337,822
Cabot Corp.	58,853	2,327,636
Celanese Corp. Class A	112,239	2,313,246
Chemtura Corp.	248,614	2,133,108
Cytec Industries Inc.	39,536	2,189,899
Dow Chemical Co. (The)	994,242	40,555,131
Du Pont (E.I.) de Nemours and Co.	947,840	43,411,072
Eastman Chemical Co.	83,772	5,103,390
Ecolab Inc.	187,065	8,483,398
Ferro Corp.	44,156	870,756
FMC Corp.	37,889	2,597,291
Fuller (H.B.) Co.	60,580	1,501,778
Georgia Gulf Corp.	35,708	763,794
Hercules Inc.[1]	116,634	2,122,739
Huntsman Corp.[1]	93,874	1,621,204
International Flavors & Fragrances Inc.	85,853	3,647,035
Lubrizol Corp.	70,672	3,180,240
Lyondell Chemical Co.	231,116	5,932,748
MacDermid Inc.	26,733	894,219
Minerals Technologies Inc.	21,010	1,158,912
Mosaic Co. (The)[1,2]	150,809	2,823,144
Olin Corp.	74,432	1,287,674
OM Group Inc.[1]	30,187	1,720,659
PPG Industries Inc.	170,478	11,660,695
Praxair Inc.	334,631	20,161,518
Rohm & Haas Co.	148,025	7,670,655
RPM International Inc.	122,371	2,343,405
Schulman (A.) Inc.	30,359	734,991
Sensient Technologies Corp.	48,143	1,109,696
Sigma-Aldrich Corp.	59,242	4,449,667
Tronox Inc. Class B	23,104	302,200
Valspar Corp. (The)	97,835	2,621,000

		212,088,400
COAL – 6.25%
Alpha Natural Resources Inc.[1]	54,122	861,081
Arch Coal Inc.	147,182	5,096,913
CONSOL Energy Inc.	189,472	6,705,414
Foundation Coal Holdings Inc.	46,930	1,722,800
International Coal Group Inc.[1]	114,825	595,942
Massey Energy Co.	90,087	2,274,697
Peabody Energy Corp.	272,718	11,445,974

		28,702,821
ENERGY – ALTERNATE SOURCES – 0.29%
Aventine Renewable Energy Holdings Inc.[1]	9,618	236,603
Headwaters Inc.[1,2]	43,815	1,084,421

		1,321,024
ENVIRONMENTAL CONTROL – 0.36%
Aleris International Inc.[1]	32,299	1,663,721

		1,663,721
FOREST PRODUCTS & PAPER – 7.79%
Bowater Inc.	57,888	1,210,438
Caraustar Industries Inc.[1]	30,279	327,922
International Paper Co.	504,848	16,836,681
Neenah Paper Inc.	15,626	575,506
Wausau Paper Corp.	50,527	685,146
Weyerhaeuser Co.	253,608	16,126,933

		35,762,626
HOUSEHOLD PRODUCTS & WARES – 1.38%
Avery Dennison Corp.	100,779	6,363,186

		6,363,186
IRON & STEEL – 10.65%
AK Steel Holding Corp.[1]	107,950	1,611,693
Allegheny Technologies Inc.	97,317	7,661,767
Carpenter Technology Corp.	23,269	2,489,550
Chaparral Steel Co.	44,484	1,850,089
Cleveland-Cliffs Inc.	43,313	1,831,707
Nucor Corp.	291,238	17,011,212

12	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
Oregon Steel Mills Inc.[1]	37,007	$2,013,181
Reliance Steel & Aluminum Co.	64,268	2,207,606
Ryerson Inc.[2]	24,199	583,196
Steel Dynamics Inc.	50,794	3,053,227
United States Steel Corp.	126,932	8,580,603

		48,893,831
MANUFACTURING – 0.11%
Tredegar Corp.	29,131	508,045

		508,045
METAL FABRICATE & HARDWARE – 1.33%
Commercial Metals Co.	124,717	3,318,719
NS Group Inc.[1]	22,758	1,487,463
Worthington Industries Inc.	74,652	1,289,987

		6,096,169
MINING – 20.02%
Alcoa Inc.	898,570	25,977,659
Coeur d’Alene Mines Corp.[1]	286,691	1,404,786
Freeport-McMoRan Copper & Gold Inc.	194,185	11,744,309
Kaiser Aluminum Corp.[1]	11,572	549,670
Meridian Gold Inc.[1]	103,436	2,617,965
Newmont Mining Corp.	428,013	19,376,148
Phelps Dodge Corp.	209,086	20,988,053
RTI International Metals Inc.[1]	24,070	1,475,972
Southern Copper Corp.[2]	75,432	3,875,696
Stillwater Mining Co.[1]	46,788	502,971
Titanium Metals Corp.[1]	82,647	2,436,434
USEC Inc.	89,351	997,157

		91,946,820

TOTAL COMMON STOCKS (Cost: $435,137,130)		458,662,477
SHORT-TERM INVESTMENTS – 1.77%
CERTIFICATES OF DEPOSIT[3] – 0.06%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$38,219	38,219
Societe Generale
5.33%, 12/08/06	54,598	54,598

Security	Principal	Value
Washington Mutual Bank
5.36%, 11/13/06	$136,496	$136,496
Wells Fargo Bank N.A.
4.78%, 12/05/06	43,679	43,679

		272,992
COMMERCIAL PAPER[3] – 0.27%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	81,509	80,070
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	81,898	81,898
ASAP Funding Ltd.
5.29%, 11/02/06[4]	13,650	13,648
Atlantis One Funding
5.30%, 11/14/06[4]	74,913	74,770
Beta Finance Inc.
5.27%, 01/25/07[4]	10,920	10,784
Bryant Park Funding LLC
5.28%, 12/14/06[4]	17,237	17,128
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	27,677	27,624
Cantabric Finance LLC
5.26%, 01/25/07[4]	21,839	21,568
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	62,788	62,696
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	40,949	39,940
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	32,759	32,642
Curzon Funding LLC
5.29%, 11/17/06[4]	54,598	54,470
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	62,906	62,145
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	54,598	54,558
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	49,685	48,959

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Galleon Capital Corp.
5.27%, 12/18/06[4]	$7,634	$7,581
General Electric Capital Services Inc.
5.22%, 12/11/06	5,460	5,428
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	32,213	31,579
HBOS Treasury Services PLC
5.27%, 12/15/06	10,920	10,849
Landale Funding LLC
5.31%, 11/15/06[4]	42,587	42,499
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	98,071	98,003
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	35,216	35,144
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	70,978	69,631
Nestle Capital Corp.
5.19%, 08/09/07	32,759	31,432
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	86,258	86,258
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	29,090	28,752
Sedna Finance Inc.
5.22%, 04/17/07[4]	31,121	30,368
Sydney Capital Corp.
5.27%, 12/08/06[4]	1,302	1,295
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	27,299	26,991
Tulip Funding Corp.
5.29%, 11/15/06[4]	28,796	28,737

		1,217,447
MEDIUM-TERM NOTES[3] – 0.05%
Bank of America N.A.
5.28%, 04/20/07	13,650	13,650
Cullinan Finance Corp.
5.71%, 06/28/07[4]	40,949	40,949

Security	Shares or Principal	Value
K2 USA LLC
5.39%, 06/04/07[4]	$40,949	$40,949
Marshall & Ilsley Bank
5.18%, 12/15/06	54,598	54,621
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	63,880	63,880
US Bank N.A.
2.85%, 11/15/06	10,920	10,912

		224,961
MONEY MARKET FUNDS – 0.30%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	1,398,453	1,398,453

		1,398,453
REPURCHASE AGREEMENTS[3] – 0.29%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $109,213 (collateralized by non-U.S. Government debt securities, value $112,509, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$109,197	109,197
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $76,449 (collateralized by U.S. Government obligations, value $77,992, 5.50%, 10/1/21 to 10/1/36).	76,438	76,438
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $81,910 (collateralized by non-U.S. Government debt securities, value $90,118, 0.31% to 6.00%, 7/25/36 to 11/25/46).	81,898	81,898

14	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $5,461 (collateralized by non-U.S. Government debt securities, value $5,625, 6.00% to 6.70%, 12/15/10 to 4/15/12).	$5,460	$5,460
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $191,123 (collateralized by non-U.S. Government debt securities, value $200,715, 4.11% to 9.32%, 4/15/10 to 5/15/36).	191,095	191,095
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $60,067 (collateralized by non-U.S. Government debt securities, value $67,304, 0.00% to 10.00%, 5/27/33 to 10/31/36).	60,058	60,058
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $32,764 (collateralized by non-U.S. Government debt securities, value $36,241, 0.00% to 10.00%, 5/27/33 to 10/31/36).	32,759	32,759
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $109,213 (collateralized by non-U.S. Government debt securities, value $114,694, 0.00% to 9.00%, 5/1/17 to 9/25/46).	109,197	109,197
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $95,561 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $97,972, 0.00% to 7.32%, 11/2/06 to 3/25/45).	95,547	95,547
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $81,909 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $83,458, 0.00% to 7.32%, 11/2/06 to 3/25/45).	81,897	81,897
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $32,764 (collateralized by non-U.S. Government debt securities, value $34,408, 0.00% to 10.00%, 1/1/10).	32,759	32,759
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $27,303 (collateralized by non-U.S. Government debt securities, value $28,676, 5.26% to 5.35%, 7/1/24 to 6/1/46).	27,299	27,299
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $13,652 (collateralized by non-U.S. Government debt securities, value $14,339, 6.25% to 7.63%, 9/15/13 to 6/1/16).	13,650	13,650

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $109,213 (collateralized by non-U.S. Government debt securities, value $112,511, 3.50% to 10.13%, 5/15/07 to 7/1/26).	$109,197	$109,197
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $54,606 (collateralized by non-U.S. Government debt securities, value $60,188, 5.50% to 10.39%, 6/17/08 to 6/25/36).	54,598	54,598
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $73,719 (collateralized by non-U.S. Government debt securities, value $77,978, 0.00% to 10.00%, 11/1/06 to 10/31/36).	73,708	73,708
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $39,483 (collateralized by non-U.S. Government debt securities, value $41,001, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	38,219	38,219
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $141,977 (collateralized by non-U.S. Government debt securities, value $149,102, 3.86% to 8.17%, 11/18/08 to 7/15/45).	141,956	141,956

		1,334,932
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	5,642	5,642

		5,642
VARIABLE & FLOATING RATE NOTES[3] – 0.80%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	139,772	139,789
American Express Bank
5.29%, 02/28/07	54,598	54,598
American Express Centurion Bank
5.41%, 07/19/07	60,058	60,108
American Express Credit Corp.
5.42%, 07/05/07	16,380	16,387
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	9,851	9,851
ASIF Global Financing
5.51%, 05/03/07[4]	5,460	5,461
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	35,489	35,489
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	79,168	79,171
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	139,226	139,231
BMW US Capital LLC
5.32%, 10/15/07[4]	54,598	54,598
BNP Paribas
5.36%, 05/18/07[4]	101,007	101,007
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	39,857	39,857
CC USA Inc.
5.37%, 07/30/07[4]	27,299	27,302
Commodore CDO Ltd.
5.47%, 06/12/07[4]	13,650	13,650
Credit Agricole SA
5.34%, 07/23/07	54,598	54,598
Credit Suisse First Boston NY
5.38%, 04/24/07	27,299	27,300
Cullinan Finance Corp.
5.36%, 04/25/07[4]	13,650	13,650

16	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	$13,650	$13,650
DEPFA Bank PLC
5.43%, 09/14/07	54,598	54,598
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	62,788	62,791
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	54,598	54,598
Fifth Third Bancorp
5.30%, 11/23/07[4]	109,197	109,197
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	54,598	54,596
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	57,328	57,339
Granite Master Issuer PLC
5.29%, 08/20/07[4]	191,095	191,095
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	43,679	43,684
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	81,898	81,908
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	54,598	54,598
Holmes Financing PLC
5.29%, 07/16/07[4]	95,547	95,547
JP Morgan Chase & Co.
5.29%, 08/02/07	40,949	40,949
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	40,949	40,947
Kestrel Funding LLC
5.30%, 07/11/07[4]	21,839	21,838
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	32,759	32,759
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	56,905	56,904
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	60,058	60,055
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	21,621	21,621
Marshall & Ilsley Bank
5.30%, 10/15/07	30,029	30,029
Master Funding LLC
5.35%, 04/25/07[4]	49,139	49,139
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	81,898	81,898
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	5,460	5,460
Monumental Global Funding II
5.38%, 12/27/06[4]	10,920	10,920
Mound Financing PLC
5.29%, 05/08/07[4]	51,323	51,323
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	196,554	196,553
National City Bank of Indiana
5.37%, 05/21/07	27,299	27,300
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	180,175	180,210
Newcastle Ltd.
5.34%, 04/24/07[4]	19,246	19,243
Northern Rock PLC
5.36%, 08/03/07[4]	65,518	65,519
Northlake CDO I
5.46%, 09/06/07[4]	16,380	16,380
Principal Life Global Funding I
5.82%, 02/08/07	24,569	24,600
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	79,168	79,166

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	$54,598	$54,598
Strips III LLC
5.37%, 07/24/07[4]	12,550	12,550
SunTrust Bank
5.29%, 05/01/07	54,598	54,600
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	133,220	133,211
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	76,438	76,437
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	73,165	73,165
Wachovia Bank N.A.
5.36%, 05/22/07	109,197	109,197
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	40,949	40,968
Wells Fargo & Co.
5.33%, 11/15/07[4]	27,299	27,301
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	40,949	40,948
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	163,795	163,768
Wind Master Trust
5.31%, 07/25/07[4]	21,839	21,839

		3,667,043

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,121,470)		8,121,470

TOTAL INVESTMENTS IN SECURITIES – 101.64% (Cost: $443,258,600)		466,783,947
Other Assets, Less Liabilities – (1.64)%		(7,550,027)

NET ASSETS – 100.00%		$459,233,920

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

18	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.83%
AGRICULTURE – 17.69%
Altria Group Inc.	558,503	$45,423,049
Archer-Daniels-Midland Co.	161,437	6,215,324
Bunge Ltd.[1]	32,162	2,061,906
Loews Corp. - Carolina Group	29,100	1,682,562
Reynolds American Inc.	46,187	2,917,171
Universal Corp.	6,876	253,174
UST Inc.	43,626	2,336,609

		60,889,795
APPAREL – 4.88%
Carter’s Inc.[2]	13,539	382,206
Coach Inc.[2]	98,733	3,913,776
Hanesbrands Inc.[2]	25,398	599,393
Jones Apparel Group Inc.	30,228	1,009,615
Kellwood Co.	6,671	204,133
Liz Claiborne Inc.	28,209	1,189,574
Nike Inc. Class B	48,121	4,421,357
Phillips-Van Heusen Corp.	14,941	683,700
Polo Ralph Lauren Corp.	16,926	1,201,746
Quiksilver Inc.[2]	32,240	449,748
Stride Rite Corp.	9,606	141,688
Timberland Co. Class A2	13,760	396,976
VF Corp.	23,488	1,785,323
Wolverine World Wide Inc.	15,121	428,832

		16,808,067
AUTO MANUFACTURERS – 2.31%
Ford Motor Co.	480,865	3,981,562
General Motors Corp.	113,618	3,967,541

		7,949,103
AUTO PARTS & EQUIPMENT – 2.20%
American Axle & Manufacturing Holdings Inc.	11,635	218,156
ArvinMeritor Inc.	18,068	271,381
BorgWarner Inc.	15,485	890,388
CooperTire & Rubber Co.[1]	16,828	180,564
GoodyearTire & Rubber Co. (The)[2]	41,947	643,048
Johnson Controls Inc.	52,473	4,278,648
Lear Corp.	18,029	544,656
Modine Manufacturing Co.	8,682	206,718
Superior Industries International Inc.[1]	5,757	97,293
Visteon Corp.[2]	34,017	251,045

		7,581,897
BEVERAGES – 20.96%
Anheuser-Busch Companies Inc.	195,641	9,277,296
Brown-Forman Corp. Class B	12,132	875,809
Coca-Cola Co. (The)	580,794	27,134,696
Coca-Cola Enterprises Inc.	74,602	1,494,278
Constellation Brands Inc.[2]	53,755	1,477,725
Hansen Natural Corp.[2]	19,315	613,251
Molson Coors Brewing Co. Class B	19,699	1,402,175
Pepsi Bottling Group Inc.	35,439	1,120,581
PepsiAmericas Inc.	17,643	360,799
PepsiCo Inc.	447,893	28,414,332

		72,170,942
BIOTECHNOLOGY – 0.06%
Martek Biosciences Corp.[2]	8,442	200,244

		200,244
COMMERCIAL SERVICES – 0.15%
Weight Watchers International Inc.	12,145	529,522

		529,522
COSMETICS & PERSONAL CARE – 20.17%
Alberto-Culver Co.	22,356	1,135,908
Avon Products Inc.	121,622	3,698,525
Colgate-Palmolive Co.	139,749	8,939,744
Estee Lauder Companies Inc. (The) Class A	34,421	1,390,264
Procter & Gamble Co.	856,209	54,275,089

		69,439,530
DISTRIBUTION & WHOLESALE – 0.79%
Genuine Parts Co.	46,835	2,131,929
Pool Corp.	14,338	587,571

		2,719,500
ELECTRICAL COMPONENTS & EQUIPMENT – 0.33%
Energizer Holdings Inc.[2]	14,521	1,134,816

		1,134,816
ELECTRONICS – 0.67%
Garmin Ltd.[1]	31,305	1,672,000
Gentex Corp.	39,708	631,754

		2,303,754

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
FOOD – 10.90%
Campbell Soup Co.	69,102	$2,583,033
Chiquita Brands International Inc.	10,974	150,344
ConAgra Foods Inc.	140,135	3,664,530
Corn Products International Inc.	19,760	715,114
Dean Foods Co.[2]	36,250	1,518,513
Del Monte Foods Co.	53,067	572,593
Flowers Foods Inc.	15,058	409,126
General Mills Inc.	94,719	5,381,934
Hain Celestial Group Inc.[2]	10,158	286,760
Heinz (H.J.) Co.	84,821	3,576,053
Hershey Co. (The)	44,241	2,340,791
Hormel Foods Corp.	20,028	723,211
Kellogg Co.	67,485	3,395,170
Kraft Foods Inc.	56,008	1,926,675
McCormick & Co. Inc. NVS	29,868	1,117,063
Ralcorp Holdings Inc.[2]	7,233	357,672
Sara Lee Corp.	204,371	3,494,744
Smithfield Foods Inc.[2]	29,850	802,368
Smucker (J.M.) Co. (The)	15,328	751,072
Tootsie Roll Industries Inc.	6,192	196,782
TreeHouse Foods Inc.[2]	8,259	209,448
Tyson Foods Inc. Class A	64,651	934,207
Wrigley (William Jr.) Co.	46,582	2,419,935

		37,527,138
HAND & MACHINE TOOLS – 1.00%
Black & Decker Corp.	20,557	1,724,321
Snap-On Inc.	14,221	668,814
Stanley Works (The)	22,087	1,052,446

		3,445,581
HEALTH CARE - PRODUCTS – 0.04%
Oakley Inc.	6,867	127,589

		127,589
HOME BUILDERS – 3.86%
Beazer Homes USA Inc.	10,013	433,963
Centex Corp.	31,938	1,670,357
Champion Enterprises Inc.[2]	20,567	190,450
Fleetwood Enterprises Inc.[2]	17,183	122,687
Horton (D.R.) Inc.	73,620	1,724,917
Hovnanian Enterprises Inc. Class A2	9,239	285,023
KB Home	21,337	958,885
Lennar Corp. Class A	34,159	1,621,869
Lennar Corp. Class B	2,965	131,972
M.D.C. Holdings Inc.	9,431	470,230
Meritage Homes Corp.[2]	5,948	272,299
Monaco Coach Corp.	7,282	86,947
NVR Inc.[2]	1,398	784,977
Pulte Homes Inc.	57,523	1,782,638
Ryland Group Inc.	11,814	542,617
Standard-Pacific Corp.	17,414	421,941
Thor Industries Inc.	10,665	467,340
Toll Brothers Inc.[2]	31,645	914,857
WCI Communities Inc.[1,2]	9,652	155,590
Winnebago Industries Inc.[1]	7,990	265,987

		13,305,546
HOME FURNISHINGS – 1.24%
Ethan Allen Interiors Inc.	8,377	298,389
Furniture Brands International Inc.[1]	12,143	225,860
Harman International Industries Inc.	16,887	1,728,384
La-Z-Boy Inc.[1]	13,776	168,756
Whirlpool Corp.	21,130	1,836,831

		4,258,220
HOUSEHOLD PRODUCTS & WARES – 4.19%
ACCO Brands Corp.[2]	11,713	284,626
Blyth Inc.	7,914	189,303
Church & Dwight Co. Inc.	17,473	708,880
Clorox Co. (The)	40,631	2,623,137
Fossil Inc.[2]	13,065	285,340
Jarden Corp.[2]	13,813	496,992
Kimberly-Clark Corp.	124,329	8,270,365
Scotts Miracle-Gro Co. (The) Class A	12,339	610,287
Spectrum Brands Inc.[2]	10,266	99,786
Tupperware Brands Corp.	16,143	342,716
WD-40 Co.	4,231	143,812
Yankee Candle Co. Inc. (The)	10,762	364,294

		14,419,538
HOUSEWARES – 0.62%
Newell Rubbermaid Inc.	74,539	2,145,232

		2,145,232
INTERNET – 0.14%
NutriSystem Inc.[1,2]	7,722	476,293

		476,293

20	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
LEISURE TIME – 1.89%
Brunswick Corp.	25,041	$788,792
Callaway Golf Co.	18,288	245,608
Harley-Davidson Inc.	70,817	4,860,171
Nautilus Inc.[1]	8,775	123,991
Polaris Industries Inc.	11,011	471,491

		6,490,053
MACHINERY – 0.10%
Briggs & Stratton Corp.	13,862	353,342

		353,342
MANUFACTURING – 0.96%
Eastman Kodak Co.[1]	77,212	1,883,973
Lancaster Colony Corp.	6,914	280,363
Leggett & Platt Inc.	48,968	1,143,403

		3,307,739
OFFICE FURNISHINGS – 0.45%
Herman Miller Inc.	17,583	602,745
HNI Corp.	11,042	496,559
Interface Inc. Class A2	12,474	181,497
Steelcase Inc. Class A	16,753	277,597

		1,558,398
PHARMACEUTICALS – 0.25%
Herbalife Ltd.[2]	10,753	393,560
NBTY Inc.[2]	16,231	451,546

		845,106
RETAIL – 0.19%
Kenneth Cole Productions Inc. Class A	3,112	79,138
Nu Skin Enterprises Inc. Class A	14,436	276,016
Select Comfort Corp.[2]	14,281	305,328

		660,482
SOFTWARE – 1.82%
Activision Inc.[2]	75,408	1,162,791
Electronic Arts Inc.[2]	81,694	4,320,796
Take-Two Interactive Software Inc.[1,2]	19,535	273,295
THQ Inc.[2]	17,450	524,722

		6,281,604
TEXTILES – 0.83%
Cintas Corp.	38,184	1,580,818
G&K Services Inc. Class A	5,726	218,218
Mohawk Industries Inc.[2]	14,756	1,072,761

		2,871,797

Security	Shares or Principal	Value
TOYS, GAMES & HOBBIES – 1.14%
Hasbro Inc.	39,650	$1,027,728
JAKKS Pacific Inc.[2]	7,237	156,971
Marvel Entertainment Inc.[2]	17,040	431,964
Mattel Inc.	101,927	2,306,608

		3,923,271

TOTAL COMMON STOCKS (Cost: $330,025,449)		343,724,099
SHORT-TERM INVESTMENTS – 1.50%
CERTIFICATES OF DEPOSIT[3] – 0.06%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$27,874	27,874
Societe Generale
5.33%, 12/08/06	39,819	39,819
Washington Mutual Bank
5.36%, 11/13/06	99,549	99,549
Wells Fargo Bank N.A.
4.78%, 12/05/06	31,856	31,856

		199,098
COMMERCIAL PAPER[3] – 0.26%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	59,446	58,388
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	59,729	59,729
ASAP Funding Ltd.
5.29%, 11/02/06[4]	9,955	9,953
Atlantis One Funding
5.30%, 11/14/06[4]	54,635	54,531
Beta Finance Inc.
5.27%, 01/25/07[4]	7,964	7,865
Bryant Park Funding LLC
5.28%, 12/14/06[4]	12,571	12,492
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	20,185	20,147
Cantabric Finance LLC
5.26%, 01/25/07[4]	15,928	15,730
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	45,792	45,725

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	$29,865	$29,128
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	23,892	23,807
Curzon Funding LLC
5.29%, 11/17/06[4]	39,819	39,726
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	45,878	45,323
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	39,819	39,790
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	36,236	35,706
Galleon Capital Corp.
5.27%, 12/18/06[4]	5,568	5,529
General Electric Capital Services Inc.
5.22%, 12/11/06	3,982	3,959
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	23,493	23,030
HBOS Treasury Services PLC
5.27%, 12/15/06	7,964	7,913
Landale Funding LLC
5.31%, 11/15/06[4]	31,059	30,995
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	71,524	71,474
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	25,684	25,631
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	51,765	50,783
Nestle Capital Corp.
5.19%, 08/09/07	23,892	22,924
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	62,909	62,910
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	21,216	20,969

Security	Shares or Principal	Value
Sedna Finance Inc.
5.22%, 04/17/07[4]	$22,697	$22,147
Sydney Capital Corp.
5.27%, 12/08/06[4]	950	945
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	19,910	19,685
Tulip Funding Corp.
5.29%, 11/15/06[4]	21,002	20,958

		887,892
MEDIUM-TERM NOTES[3] – 0.05%
Bank of America N.A.
5.28%, 04/20/07	9,955	9,955
Cullinan Finance Corp.
5.71%, 06/28/07[4]	29,865	29,865
K2 USA LLC
5.39%, 06/04/07[4]	29,865	29,865
Marshall & Ilsley Bank
5.18%, 12/15/06	39,819	39,836
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	46,589	46,589
US Bank N.A.
2.85%, 11/15/06	7,964	7,958

		164,068
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	262,131	262,131

		262,131
REPURCHASE AGREEMENTS[3] – 0.28%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $ 79,651 (collateralized by non-U.S. Government debt securities, value $82,055, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$79,639	79,639

22	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $55,755 (collateralized by U.S. Government obligations, value $56,881, 5.50%, 10/1/21 to 10/1/36).	$55,747	$55,747
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $59,738 (collateralized by non-U.S. Government debt securities, value $65,724, 0.31% to 6.00%, 7/25/36 to 11/25/46).	59,729	59,729
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $3,983 (collateralized by non-U.S. Government debt securities, value $4,103, 6.00% to 6.70%, 12/15/10 to 4/15/12).	3,982	3,982
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $139,389 (collateralized by non-U.S. Government debt securities, value $146,384, 4.11% to 9.32%, 4/15/10 to 5/15/36).	139,368	139,368
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $43,808 (collateralized by non-U.S. Government debt securities, value $49,086, 0.00% to 10.00%, 5/27/33 to 10/31/36).	43,801	43,801
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $23,896 (collateralized by non-U.S. Government debt securities, value $26,431, 0.00% to 10.00%, 5/27/33 to 10/31/36).	23,892	23,892
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $79,651 (collateralized by non-U.S. Government debt securities, value $83,648, 0.00% to 9.00%, 5/1/17 to 9/25/46).	79,639	79,639
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $69,694 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $71,453, 0.00% to 7.32%, 11/2/06 to 3/25/45).	69,684	69,684
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $59,738 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $60,867, 0.00% to 7.32%, 11/2/06 to 3/25/45).	59,729	59,729
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $23,896 (collateralized by non-U.S. Government debt securities, value $25,094, 0.00% to 10.00%, 1/1/10).	23,892	23,892
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $19,913 (collateralized by non-U.S. Government debt securities, value $20,914, 5.26% to 5.35%, 7/1/24 to 6/1/46).	19,910	19,910

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
JPMorgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $9,956 (collateralized by non-U.S. Government debt securities, value $ 10,458, 6.25% to 7.63%, 9/15/13 to 6/1/16).	$9,955	$9,955
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $79,651 (collateralized by non-U.S. Government debt securities, value $82,056, 3.50% to 10.13%, 5/15/07 to 7/1/26).	79,639	79,639
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $39,825 (collateralized by non-U.S. Government debt securities, value $43,896, 5.50% to 10.39%, 6/17/08 to 6/25/36).	39,819	39,819
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $53,764 (collateralized by non-U.S. Government debt securities, value $56,870, 0.00% to 10.00%, 11/1/06 to 10/31/36).	53,756	53,756
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $28,796 (collateralized by non-U.S. Government debt securities, value $29,903, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	27,874	27,874
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $103,545 (collateralized by non-U.S. Government debt securities, value $108,742, 3.86% to 8.17%, 11/18/08 to 7/15/45).	103,530	103,530

		973,585
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	4,115	4,115

		4,115
VARIABLE & FLOATING RATE NOTES[3] – 0.78%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	101,938	101,949
American Express Bank
5.29%, 02/28/07	39,819	39,820
American Express Centurion Bank
5.41%, 07/19/07	43,801	43,837
American Express Credit Corp.
5.42%, 07/05/07	11,946	11,951
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	7,184	7,184
ASIF Global Financing
5.51%, 05/03/07[4]	3,982	3,983
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	25,883	25,883
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	57,738	57,741
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	101,539	101,543
BMW US Capital LLC
5.32%, 10/15/07[4]	39,819	39,819
BNP Paribas
5.36%, 05/18/07[4]	73,666	73,666

24	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	$29,068	$29,069
CC USA Inc.
5.37%, 07/30/07[4]	19,910	19,912
Commodore CDO Ltd.
5.47%, 06/12/07[4]	9,955	9,955
Credit Agricole SA
5.34%, 07/23/07	39,819	39,819
Credit Suisse First Boston NY
5.38%, 04/24/07	19,910	19,910
Cullinan Finance Corp.
5.36%, 04/25/07[4]	9,955	9,955
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	9,955	9,955
DEPFA Bank PLC
5.43%, 09/14/07	39,819	39,819
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	45,792	45,794
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	39,819	39,819
Fifth Third Bancorp
5.30%, 11/23/07[4]	79,639	79,639
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	39,819	39,817
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	41,810	41,819
Granite Master Issuer PLC
5.29%, 08/20/07[4]	139,368	139,368
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	31,856	31,860
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	59,729	59,736
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	39,819	39,819
Holmes Financing PLC
5.29%, 07/16/07[4]	69,684	69,684
JP Morgan Chase & Co.
5.29%, 08/02/07	29,865	29,865
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	29,865	29,864
Kestrel Funding LLC
5.30%, 07/11/07[4]	15,928	15,927
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	23,892	23,892
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	41,501	41,502
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	43,801	43,799
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	15,769	15,769
Marshall & Ilsley Bank
5.30%, 10/15/07	21,901	21,901
Master Funding LLC
5.35%, 04/25/07[4]	35,837	35,837
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	59,729	59,729
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	3,982	3,982
Monumental Global Funding II
5.38%, 12/27/06[4]	7,964	7,964
Mound Financing PLC
5.29%, 05/08/07[4]	37,430	37,430
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	143,350	143,349
National City Bank of Indiana
5.37%, 05/21/07	19,910	19,911
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	131,404	131,429
Newcastle Ltd.
5.34%, 04/24/07[4]	14,036	14,034
Northern Rock PLC
5.36%, 08/03/07[4]	47,783	47,784
Northlake CDO I
5.46%, 09/06/07[4]	11,946	11,946

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Principal Life Global Funding I
5.82%, 02/08/07	$17,919	$17,941
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	57,738	57,737
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	39,819	39,819
Strips III LLC
5.37%, 07/24/07[4]	9,153	9,153
SunTrust Bank
5.29%, 05/01/07	39,819	39,821
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	97,159	97,152
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	55,747	55,747
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	53,361	53,361
Wachovia Bank N.A.
5.36%, 05/22/07	79,639	79,639
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	29,865	29,879
Wells Fargo & Co.
5.33%, 11/15/07[4]	19,910	19,911
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	29,865	29,864
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	119,458	119,439
Wind Master Trust
5.31%, 07/25/07[4]	15,928	15,928

		2,674,430

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,165,319)		5,165,319

TOTAL INVESTMENTS IN SECURITIES – 101.33% (Cost: $335,190,768)		348,889,418
Other Assets, Less Liabilities – (1.33)%		(4,582,138)

NET ASSETS – 100.00%		$344,307,280

NVS – Non-Voting Shares

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

26	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 100.23%
ADVERTISING – 1.97%
ADVO Inc.	4,285	$125,808
Catalina Marketing Corp.	5,003	126,826
Donnelley (R.H.) Corp.	7,130	429,369
Getty Images Inc.[1]	6,878	297,886
Harte-Hanks Inc.	7,588	191,597
Interpublic Group of Companies Inc.[1]	61,899	675,318
Lamar Advertising Co.[1]	12,479	719,789
Omnicom Group Inc.	24,032	2,438,046
ValueVision Media Inc. Class A1	4,200	54,222

		5,058,861
AIRLINES – 1.84%
AirTran Holdings Inc.[1]	12,277	122,402
Alaska Air Group Inc.[1]	5,559	223,194
AMR Corp.[1]	27,733	785,953
Continental Airlines Inc. Class B1	12,412	457,755
JetBlue Airways Corp.[1,2]	23,071	289,772
SkyWest Inc.	8,991	239,700
Southwest Airlines Co.	111,463	1,675,289
UAL Corp.[1]	13,096	470,670
US Airways Group Inc.[1]	8,980	447,743

		4,712,478
COMMERCIAL SERVICES – 3.44%
ADESA Inc.	12,391	311,510
Apollo Group Inc. Class A1	19,994	738,978
ARAMARK Corp. Class B	17,162	573,726
Arbitron Inc.	4,180	175,560
Avis Budget Group Inc.	13,994	276,941
Block (H & R) Inc.	41,731	912,240
Career Education Corp.[1]	13,440	299,443
Chemed Corp.	3,599	127,729
Corinthian Colleges Inc.[1]	12,171	149,095
DeVry Inc.[1]	8,663	210,944
ITT Educational Services Inc.[1]	5,890	406,115
Laureate Education Inc.[1]	6,664	351,326
Live Nation Inc.[1]	8,589	182,602
McKesson Corp.	42,895	2,148,611
Pre-Paid Legal Services Inc.[2]	1,921	81,546
Rent-A-Center Inc.[1]	10,351	297,695
Service Corp. International	42,581	388,339
ServiceMaster Co. (The)	40,920	463,624
Sotheby’s Holdings Inc. Class A	8,803	334,514
Stewart Enterprises Inc. Class A	12,639	78,109
Strayer Education Inc.	1,967	222,507
Valassis Communications Inc.[1]	6,506	97,655

		8,828,809
COMPUTERS – 0.10%
FactSet Research Systems Inc.	5,272	268,345

		268,345
ENTERTAINMENT – 1.40%
Bally Technologies Inc.[1]	6,583	130,673
DreamWorks Animation SKG Inc. Class A1	6,192	163,778
International Game Technology Inc.	47,290	2,010,298
International Speedway Corp. Class A	4,285	222,434
Penn National Gaming Inc.[1]	10,313	377,146
Pinnacle Entertainment Inc.[1]	6,760	204,558
Scientific Games Corp. Class A1	9,715	272,311
Six Flags Inc.[1,2]	9,782	55,757
Warner Music Group Corp.	6,285	162,970

		3,599,925
FOOD – 3.78%
Kroger Co.	95,367	2,144,804
Performance Food Group Co.[1]	5,073	147,472
Safeway Inc.	62,700	1,840,872
SUPERVALU Inc.	29,811	995,687
Sysco Corp.	87,319	3,054,419
United Natural Foods Inc.[1]	5,272	183,993
Whole Foods Market Inc.	19,863	1,268,054
Wild Oats Markets Inc.[1,2]	3,332	59,909

		9,695,210
HOUSEHOLD PRODUCTS & WARES – 0.07%
American Greetings Corp. Class A2	7,583	181,310

		181,310
INTERNET – 4.41%
Amazon.com Inc.[1]	42,490	1,618,444
aQuantive Inc.[1]	9,741	264,760

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
CNET Networks Inc.[1]	18,805	$168,117
Digitas Inc.[1]	13,072	138,040
eBay Inc.[1]	148,622	4,775,225
Expedia Inc.[1]	37,190	604,338
IAC/InterActiveCorp[1]	31,919	988,851
Liberty Media Holding Corp. - Liberty Interactive Group Series A1	94,089	2,076,544
NetFlix Inc.[1,2]	8,187	226,452
Priceline.com Inc.[1]	4,596	185,173
ValueClick Inc.[1]	14,243	267,768

		11,313,712
LEISURE TIME – 1.68%
Carnival Corp.	59,411	2,900,445
Multimedia Games Inc.[1]	3,667	34,433
Royal Caribbean Cruises Ltd.	18,680	756,540
Sabre Holdings Corp.	18,477	469,685
WMS Industries Inc.[1]	4,076	144,005

		4,305,108
LODGING – 4.77%
Aztar Corp.[1]	5,081	272,189
Boyd Gaming Corp.	8,083	319,036
Choice Hotels International Inc.	5,064	212,283
Gaylord Entertainment Co.[1]	5,569	259,181
Harrah’s Entertainment Inc.	26,117	1,941,277
Hilton Hotels Corp.	50,695	1,466,099
Las Vegas Sands Corp.[1]	14,693	1,119,607
Marriott International Inc. Class A	50,018	2,089,252
MGM Mirage[1]	17,292	743,902
Starwood Hotels & Resorts Worldwide Inc.	30,599	1,827,984
Station Casinos Inc.	6,136	370,001
Wyndham Worldwide Corp.[1]	28,218	832,431
Wynn Resorts Ltd.[1]	10,686	785,848

		12,239,090
MANUFACTURING – 0.07%
Matthews International Corp. Class A	4,601	176,770

		176,770
MEDIA – 26.47%
Belo Corp.	13,071	229,004
Cablevision Systems Corp.	31,590	877,886
CBS Corp. Class A	2,566	74,337
CBS Corp. Class B	93,121	2,694,922
Charter Communications Inc. Class A1	64,329	147,957
Clear Channel Communications Inc.	64,528	2,248,801
Comcast Corp. Class A1	177,219	7,207,497
Comcast Corp. Class A Special[1]	101,101	4,092,568
Cox Radio Inc. Class A1	5,048	85,008
CTC Media Inc.[1]	5,131	124,529
Cumulus Media Inc. Class A1	7,221	77,409
DIRECTV Group Inc. (The)[1]	114,115	2,542,482
Discovery Holding Co. Class A1	37,730	559,913
Dow Jones & Co. Inc.	7,322	256,929
EchoStar Communications Corp.[1]	28,952	1,028,375
Emmis Communications Corp.[1]	4,556	56,221
Entercom Communications Corp.	5,103	141,200
Gannett Co. Inc.	33,440	1,977,642
Gemstar-TV Guide International Inc.[1]	34,496	120,046
Lee Enterprises Inc.	5,313	151,580
Liberty Global Inc. Class A1	31,524	827,190
Liberty Global Inc. Class C1	32,523	827,060
Liberty Media Holding Corp. - Liberty Capital Group Series A1	18,834	1,677,356
McClatchy Co. (The) Class A	7,754	336,136
McGraw-Hill Companies Inc. (The)	49,677	3,187,773
Media General Inc. Class A	2,796	103,732
Meredith Corp.	5,679	298,147
New York Times Co. Class A2	20,236	489,104
News Corp. Class A	261,715	5,456,758
News Corp. Class B	73,361	1,594,868
Radio One Inc. Class D1	10,034	68,131
Readers Digest Association Inc. (The)	13,760	197,869
Scholastic Corp.[1]	4,597	144,438
Scripps (E.W.) Co. Class A	11,449	566,268

28	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
Sinclair Broadcast Group Inc. Class A	6,227	$56,168
Sirius Satellite Radio Inc.[1,2]	179,596	687,853
Sun-Times Media Group Inc. Class A	7,520	43,616
Time Warner Inc.	559,697	11,199,537
Tribune Co.	23,020	767,257
Univision Communications Inc. Class A1	33,417	1,171,600
Viacom Inc. Class A1	2,566	99,843
Viacom Inc. Class B1	86,603	3,370,589
Walt Disney Co. (The)	275,783	8,676,133
Washington Post Co. (The) Class B	862	649,172
Westwood One Inc.	9,605	75,976
Wiley (John) & Sons Inc. Class A	5,632	198,810
XM Satellite Radio Holdings Inc. Class A1	37,723	439,850

		67,905,540
PHARMACEUTICALS – 2.53%
AmerisourceBergen Corp.	28,737	1,356,386
Andrx Corp.[1]	10,293	253,105
Cardinal Health Inc.	58,763	3,846,038
Omnicare Inc.	17,076	646,839
VCA Antech Inc.[1]	11,612	375,880

		6,478,248
RETAIL – 47.17%
Abercrombie & Fitch Co. Class A	12,291	942,105
Advance Auto Parts Inc.	15,060	527,401
Aeropostale Inc.[1]	7,550	221,290
American Eagle Outfitters Inc.	18,284	837,407
AnnTaylor Stores Corp.[1]	10,212	449,532
Applebee’s International Inc.	10,982	250,609
AutoNation Inc.[1]	22,208	445,270
AutoZone Inc.[1]	7,510	841,120
Barnes & Noble Inc.	7,484	309,164
Bed Bath & Beyond Inc.[1]	39,638	1,597,015
Best Buy Co. Inc.	55,935	3,090,409
Big Lots Inc.[1]	16,055	338,439
BJ’s Wholesale Club Inc.[1]	9,329	267,276
Blockbuster Inc. Class A1	14,459	56,679
Bob Evans Farms Inc.	5,154	174,772
Borders Group Inc.	9,180	189,016
Brinker International Inc.	12,161	564,635
CarMax Inc.[1]	15,048	666,626
Casey’s General Store Inc.	7,123	172,875
Cato Corp. Class A	4,213	96,436
CBRL Group Inc.	4,072	178,802
CEC Entertainment Inc.[1]	4,690	161,664
Charming Shoppes Inc.[1]	17,210	254,708
Cheesecake Factory Inc. (The)[1]	10,590	299,167
Chico’s FAS Inc.[1]	24,866	595,043
Children’s Place Retail Stores Inc. (The)[1]	3,337	234,224
Christopher & Banks Corp.	5,276	142,399
Circuit City Stores Inc.	24,979	673,933
Claire’s Stores Inc.	13,213	374,589
Coldwater Creek Inc.[1]	8,393	255,903
Copart Inc.[1]	9,223	266,821
Cost Plus Inc.[1]	2,867	34,261
Costco Wholesale Corp.	66,404	3,544,646
CVS Corp.	113,957	3,575,971
Darden Restaurants Inc.	18,938	793,502
Dick’s Sporting Goods Inc.[1]	4,682	232,976
Dillard’s Inc. Class A	9,392	283,357
Dollar General Corp.	44,038	617,853
DollarTree Stores Inc.[1]	14,844	461,500
Dress Barn Inc.[1]	6,130	133,144
Family Dollar Stores Inc.	20,289	597,511
Federated Department Stores Inc.	77,440	3,400,390
Foot Locker Inc.	22,063	511,641
Fred’s Inc.	4,831	63,189
GameStop Corp. Class A1	5,752	293,697
GameStop Corp. Class B1	3,357	167,011
Gap Inc. (The)	85,749	1,802,444
Genesco Inc.[1]	3,141	118,007
Group 1 Automotive Inc.	2,938	168,377
Guitar Center Inc.[1]	3,537	153,400
Home Depot Inc.	291,142	10,868,331
Hot Topic Inc.[1]	6,029	60,953
IHOP Corp.	2,118	110,496
Jack in the Box Inc.[1]	4,942	277,296
Kohl’s Corp.[1]	42,739	3,017,373

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
Krispy Kreme Doughnuts Inc.[1,2]	7,577	$81,453
Limited Brands Inc.	47,155	1,389,658
Lone Star Steakhouse & Saloon Inc.	2,395	65,384
Longs Drug Stores Corp.	4,117	177,196
Lowe’s Companies Inc.	218,136	6,574,619
McDonald’s Corp.	172,636	7,236,901
Men’s Wearhouse Inc. (The)	6,637	264,484
Michaels Stores Inc.	18,595	817,994
99 Cents Only Stores[1]	6,421	76,988
Nordstrom Inc.	31,071	1,471,212
Office Depot Inc.[1]	39,901	1,675,443
OfficeMax Inc.	9,873	469,757
O’Reilly Automotive Inc.[1]	15,775	509,375
OSI Restaurant Partners Inc.[2]	9,886	328,907
P.F. Chang’s China Bistro Inc.[1,2]	3,697	154,609
Pacific Sunwear of California Inc.[1]	10,263	180,834
Panera Bread Co. Class A1	4,222	260,920
Pantry Inc. (The)[1]	3,200	174,656
Papa John’s International Inc.[1]	3,342	122,651
Payless ShoeSource Inc.[1]	9,305	248,909
Penney (J.C.) Co. Inc.	28,752	2,163,013
Pep Boys - Manny, Moe & Jack Inc.	7,031	99,700
PetSmart Inc.	19,530	562,073
Pier 1 Imports Inc.	10,731	70,181
RadioShack Corp.	19,070	340,209
Regis Corp.	6,430	241,447
Rite Aid Corp.[1]	74,444	348,398
Ross Stores Inc.	20,297	597,341
Ruby Tuesday Inc.[2]	7,937	220,252
Ryan’s Restaurant Group Inc.[1]	5,479	88,815
Saks Inc.	16,904	326,923
Sears Holdings Corp.[1]	13,730	2,395,473
Sonic Corp.[1]	11,950	271,863
Staples Inc.	103,037	2,657,324
Starbucks Corp.[1]	108,136	4,082,134
Stein Mart Inc.	3,498	57,262
Talbots Inc. (The)	3,108	87,148
Target Corp.	109,396	6,474,055
Tiffany & Co.	19,825	708,149
TJX Companies Inc.	64,641	1,871,357

Security	Shares or Principal	Value
Tractor Supply Co.[1]	4,910	$237,742
Triarc Companies Inc. Class B	4,689	78,728
Tuesday Morning Corp.	4,165	68,723
Urban Outfitters Inc.[1]	16,567	289,923
Walgreen Co.	142,459	6,222,609
Wal-Mart Stores Inc.	363,742	17,925,206
Wendy’s International Inc.	16,424	568,270
Williams-Sonoma Inc.	13,001	442,164
Yum! Brands Inc.	38,424	2,284,691
Zale Corp.[1]	6,972	201,072

		121,026,850
SOFTWARE – 0.53%
Avid Technology Inc.[1]	5,922	213,903
Dun & Bradstreet Corp.[1]	9,127	704,969
NAVTEQ Corp.[1,2]	13,032	432,662

		1,351,534

TOTAL COMMON STOCKS (Cost: $259,256,639)		257,141,790
SHORT-TERM INVESTMENTS – 0.93%
CERTIFICATES OF DEPOSIT[3] – 0.03%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$11,003	11,003
Societe Generale
5.33%, 12/08/06	15,718	15,718
Washington Mutual Bank
5.36%, 11/13/06	39,295	39,295
Wells Fargo Bank N.A.
4.78%, 12/05/06	12,574	12,574

		78,590
COMMERCIAL PAPER[3] – 0.14%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	23,465	23,048
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	23,577	23,577
ASAP Funding Ltd.
5.29%, 11/02/06[4]	3,930	3,929

30	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Atlantis One Funding
5.30%, 11/14/06[4]	$21,566	$21,525
Beta Finance Inc.
5.27%, 01/25/07[4]	3,144	3,105
Bryant Park Funding LLC
5.28%, 12/14/06[4]	4,962	4,931
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	7,968	7,953
Cantabric Finance LLC
5.26%, 01/25/07[4]	6,287	6,209
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	18,076	18,049
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	11,789	11,498
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	9,431	9,397
Curzon Funding LLC
5.29%, 11/17/06[4]	15,718	15,681
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	18,110	17,890
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	15,718	15,706
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	14,303	14,095
Galleon Capital Corp.
5.27%, 12/18/06[4]	2,198	2,183
General Electric Capital Services Inc.
5.22%, 12/11/06	1,572	1,563
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	9,274	9,091
HBOS Treasury Services PLC
5.27%, 12/15/06	3,144	3,123
Landale Funding LLC
5.31%, 11/15/06[4]	12,260	12,235
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	28,233	28,213
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	10,138	10,117
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	20,433	20,046
Nestle Capital Corp.
5.19%, 08/09/07	9,431	9,049
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	24,832	24,833
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	8,375	8,277
Sedna Finance Inc.
5.22%, 04/17/07[4]	8,959	8,742
Sydney Capital Corp.
5.27%, 12/08/06[4]	375	373
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	7,859	7,770
Tulip Funding Corp.
5.29%, 11/15/06[4]	8,290	8,273

		350,481
MEDIUM-TERM NOTES[3] – 0.02%
Bank of America N.A.
5.28%, 04/20/07	3,930	3,930
Cullinan Finance Corp.
5.71%, 06/28/07[4]	11,789	11,789
K2 USA LLC
5.39%, 06/04/07[4]	11,789	11,789
Marshall & Ilsley Bank
5.18%, 12/15/06	15,718	15,725
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	18,390	18,390
US Bank N.A.
2.85%, 11/15/06	3,144	3,141

		64,764

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	462,445	$462,445

		462,445
REPURCHASE AGREEMENTS[3] – 0.15%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $31,441 (collateralized by non-U.S. Government debt securities, value $32,390, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$31,436	31,436
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $22,008 (collateralized by U.S. Government obligations, value $22,453, 5.50%, 10/1/21 to 10/1/36).	22,005	22,005
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $23,581 (collateralized by non-U.S. Government debt securities, value $25,943, 0.31% to 6.00%, 7/25/36 to 11/25/46).	23,577	23,577
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,572 (collateralized by non-U.S. Government debt securities, value $1,619, 6.00% to 6.70%, 12/15/10 to 4/15/12).	1,572	1,572
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $55,022 (collateralized by non-U.S. Government debt securities, value $57,783, 4.11% to 9.32%, 4/15/10 to 5/15/36).	55,013	55,013

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $17,293 (collateralized by non-U.S. Government debt securities, value $19,376, 0.00% to 10.00%, 5/27/33 to 10/31/36).	$17,290	$17,290
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $9,432 (collateralized by non-U.S. Government debt securities, value $10,433, 0.00% to 10.00%, 5/27/33 to 10/31/36).	9,431	9,431
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $31,441 (collateralized by non-U.S. Government debt securities, value $33,019, 0.00% to 9.00%, 5/1/17 to 9/25/46).	31,436	31,436
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $27,511 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $28,205, 0.00% to 7.32%, 11/2/06 to 3/25/45).	27,507	27,507
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $23,580 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $24,026, 0.00% to 7.32%, 11/2/06 to 3/25/45).	23,577	23,577

32	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $9,432 (collateralized by non-U.S. Government debt securities, value $9,906, 0.00% to 10.00%, 1/1/10).	$9,431	$9,431
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $7,860 (collateralized by non-U.S. Government debt securities, value $8,255, 5.26% to 5.35%, 7/1/24 to 6/1/46).	7,859	7,859
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $3,931 (collateralized by non-U.S. Government debt securities, value $4,128, 6.25% to 7.63%, 9/15/13 to 6/1/16).	3,930	3,930
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $31,441 (collateralized by non-U.S. Government debt securities, value $32,390, 3.50% to 10.13%, 5/15/07 to 7/1/26).	31,436	31,436
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $15,720 (collateralized by non-U.S. Government debt securities, value $17,327, 5.50% to 10.39%, 6/17/08 to 6/25/36).	15,718	15,718
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $21,222 (collateralized by non-U.S. Government debt securities, value $22,449, 0.00% to 10.00%, 11/1/06 to 10/31/36).	21,219	21,219
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $11,367 (collateralized by non-U.S. Government debt securities, value $11,804, 0.00% to 10.00%, 11/1/06 to 10/31/36)[7].	11,003	11,003
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $40,873 (collateralized by non-U.S. Government debt securities, value $42,924, 3.86% to 8.17%, 11/18/08 to 7/15/45).	40,867	40,867

		384,307
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	1,624	1,624

		1,624
VARIABLE & FLOATING RATE NOTES[3] – 0.41%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	40,238	40,244
American Express Bank
5.29%, 02/28/07	15,718	15,718
American Express Centurion Bank
5.41%, 07/19/07	17,290	17,304
American Express Credit Corp.
5.42%, 07/05/07	4,715	4,718

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	$2,836	$2,836
ASIF Global Financing
5.51%, 05/03/07[4]	1,572	1,572
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	10,217	10,217
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	22,791	22,792
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	40,081	40,082
BMW US Capital LLC
5.32%, 10/15/07[4]	15,718	15,718
BNP Paribas
5.36%, 05/18/07[4]	29,078	29,078
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	11,474	11,474
CC USA Inc.
5.37%, 07/30/07[4]	7,859	7,860
Commodore CDO Ltd.
5.47%, 06/12/07[4]	3,930	3,930
Credit Agricole SA
5.34%, 07/23/07	15,718	15,718
Credit Suisse First Boston NY
5.38%, 04/24/07	7,859	7,859
Cullinan Finance Corp.
5.36%, 04/25/07[4]	3,930	3,930
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	3,930	3,930
DEPFA Bank PLC
5.43%, 09/14/07	15,718	15,718
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	18,076	18,076
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	15,718	15,718
Fifth Third Bancorp
5.30%, 11/23/07[4]	31,436	31,436
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	15,718	15,716
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	16,504	16,507
Granite Master Issuer PLC
5.29%, 08/20/07[4]	55,013	55,013
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	12,574	12,576
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	23,577	23,580
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	15,718	15,718
Holmes Financing PLC
5.29%, 07/16/07[4]	27,507	27,507
JP Morgan Chase & Co.
5.29%, 08/02/07	11,789	11,789
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	11,789	11,788
Kestrel Funding LLC
5.30%, 07/11/07[4]	6,287	6,287
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	9,431	9,431
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	16,382	16,382
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	17,290	17,289
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	6,224	6,224
Marshall & Ilsley Bank
5.30%, 10/15/07	8,645	8,645
Master Funding LLC
5.35%, 04/25/07[4]	14,146	14,146

34	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	$23,577	$23,577
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	1,572	1,572
Monumental Global Funding II
5.38%, 12/27/06[4]	3,144	3,144
Mound Financing PLC
5.29%, 05/08/07[4]	14,775	14,775
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	56,585	56,585
National City Bank of Indiana
5.37%, 05/21/07	7,859	7,859
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	51,870	51,880
Newcastle Ltd.
5.34%, 04/24/07[4]	5,541	5,540
Northern Rock PLC
5.36%, 08/03/07[4]	18,862	18,862
Northlake CDO I
5.46%, 09/06/07[4]	4,715	4,715
Principal Life Global Funding I
5.82%, 02/08/07	7,073	7,082
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	22,791	22,791
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	15,718	15,718
Strips III LLC
5.37%, 07/24/07[4]	3,613	3,613
SunTrust Bank
5.29%, 05/01/07	15,718	15,719
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	38,352	38,349
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	22,005	22,005
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	21,063	21,063
Wachovia Bank N.A.
5.36%, 05/22/07	31,436	31,436
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	11,789	11,794
Wells Fargo & Co.
5.33%, 11/15/07[4]	7,859	7,859
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	11,789	11,789
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	47,154	47,147
Wind Master Trust
5.31%, 07/25/07[4]	6,287	6,287

		1,055,687

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,397,898)		2,397,898

TOTAL INVESTMENTS IN SECURITIES – 101.16% (Cost: $261,654,537)		259,539,688
Other Assets, Less Liabilities – (1.16)%		(2,984,451)

NET ASSETS – 100.00%		$256,555,237

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.84%
BANKS – 29.11%
AMCORE Financial Inc.	3,915	$122,579
AmSouth Bancorp	56,714	1,713,897
Associated Bancorp	21,584	708,819
BancorpSouth Inc.	12,904	329,697
Bank of America Corp.	786,639	42,376,242
Bank of Hawaii Corp.	8,942	466,504
Bank of New York Co. Inc. (The)	131,472	4,518,693
BB&T Corp.	92,623	4,030,953
BOK Financial Corp.	3,827	196,708
Cathay General Bancorp	7,532	259,477
Chittenden Corp.	7,953	234,534
Citizens Banking Corp.	7,620	197,891
City National Corp.	6,999	465,853
Colonial BancGroup Inc. (The)	26,856	640,247
Comerica Inc.	28,132	1,637,001
Commerce Bancorp Inc.	31,335	1,094,218
Commerce Bancshares Inc.	11,572	572,930
Compass Bancshares Inc.	22,256	1,252,123
Cullen/Frost Bankers Inc.	9,538	516,578
East West Bancorp Inc.	10,003	365,210
F.N.B. Corp. (Pennsylvania)	10,443	176,800
Fifth Third Bancorp	81,215	3,236,418
First Horizon National Corp.	21,492	845,065
First Midwest Bancorp Inc.	8,630	328,199
FirstMerit Corp.	13,442	312,123
Fremont General Corp.	12,038	174,912
Fulton Financial Corp.	30,156	482,798
Greater Bay Bancorp	8,907	229,355
Hancock Holding Co.	4,679	240,033
Huntington Bancshares Inc.	39,229	957,580
International Bancshares Corp.	8,638	265,014
Investors Financial Services Corp.	11,090	436,059
KeyCorp	70,107	2,603,774
M&T Bank Corp.	13,816	1,682,927
Marshall & Ilsley Corp.	37,460	1,795,832
Mellon Financial Corp.	71,360	2,768,768
Mercantile Bankshares Corp.	21,562	972,015
National City Corp.	98,598	3,672,775
North Fork Bancorp Inc.	68,189	1,948,842
Northern Trust Corp.	33,484	1,966,180
Old National Bancorp	11,089	210,469
Pacific Capital Bancorp	8,065	248,079
Park National Corp.[1]	2,026	205,416
PNC Financial Services Group	50,890	3,563,827
Popular Inc.	43,901	798,559
Provident Bankshares Corp.[1]	5,787	209,142
Regions Financial Corp.	78,632	2,984,084
Republic Bancorp Inc.	13,331	178,369
Sky Financial Group Inc.	18,980	475,449
South Financial Group Inc. (The)	12,747	338,178
State Street Corp.	57,255	3,677,489
Sterling Bancshares Inc.	8,036	147,139
SunTrust Banks Inc.	62,274	4,919,023
Susquehanna Bancshares Inc.	8,882	221,961
SVB Financial Group[1,2]	6,182	284,496
Synovus Financial Corp.	46,366	1,362,233
TCF Financial Corp.	21,584	561,832
TD Banknorth Inc.	17,666	522,560
Texas Regional Bancshares Inc. Class A	8,752	340,015
TrustCo Bank Corp. NY1	13,209	145,959
Trustmark Corp.	8,708	275,695
U.S. Bancorp	306,926	10,386,376
UCBH Holdings Inc.	16,140	276,640
Umpqua Holdings Corp.	9,934	280,536
UnionBanCal Corp.	9,661	556,280
United Bancshares Inc.	7,250	276,877
Valley National Bancorp	20,020	521,721
Wachovia Corp.	329,546	18,289,803
Webster Financial Corp.	9,311	449,908
Wells Fargo & Co.	543,996	19,741,615
Westamerica Bancorp	5,383	268,343
Whitney Holding Corp.	11,354	370,822
Wilmington Trust Corp.	11,780	489,812
Wintrust Financial Corp.	4,446	214,564
Zions Bancorporation	18,209	1,464,004

		162,052,898
COMMERCIAL SERVICES – 0.64%
Equifax Inc.	22,108	840,767
Moody’s Corp.	41,285	2,737,195

		3,577,962

36	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 34.29%
Affiliated Managers Group Inc.[2]	5,512	$551,972
American Express Co.	185,487	10,723,003
AmeriCredit Corp.[2]	22,476	574,711
Ameriprise Financial Inc.	37,425	1,927,387
Bear Stearns Companies Inc. (The)	19,539	2,957,228
BlackRock Inc.	2,540	383,134
Capital One Financial Corp.	52,708	4,181,326
Chicago Mercantile Exchange Holdings Inc.	5,503	2,757,003
CIT Group Inc.	34,525	1,797,026
Citigroup Inc.	856,934	42,983,809
CompuCredit Corp.[2]	6,001	208,595
Countrywide Financial Corp.	104,885	3,998,216
E*TRADE Financial Corp.[2]	73,467	1,710,312
Eaton Vance Corp.	22,375	694,520
Edwards (A.G.) Inc.	13,206	753,402
Federal Home Loan Mortgage Corp.	119,013	8,210,707
Federal National Mortgage Association	166,780	9,883,383
Federated Investors Inc. Class B	17,304	593,354
First Marblehead Corp. (The)	5,468	368,817
Franklin Resources Inc.	29,515	3,363,529
Goldman Sachs Group Inc. (The)	63,616	12,073,681
IndyMac Bancorp Inc.	11,816	537,037
Investment Technology Group Inc.[2]	7,447	347,775
Janus Capital Group Inc.	36,175	726,394
Jefferies Group Inc.	17,928	515,071
JP Morgan Chase & Co.	598,957	28,414,520
Knight Capital Group Inc. Class A2	18,238	340,139
LaBranche & Co. Inc.[1,2]	9,697	86,012
Lazard Ltd. Class A	6,566	278,398
Legg Mason Inc.	22,649	2,038,863
Lehman Brothers Holdings Inc.	93,295	7,262,083
Merrill Lynch & Co. Inc.	157,872	13,801,170
Morgan Stanley	168,876	12,907,193
Nasdaq Stock Market Inc. (The)[2]	16,870	602,765
National Financial Partners Corp.	5,865	231,081
Nuveen Investments Inc. Class A	13,422	661,705
NYSE Group Inc.[1,2]	8,977	664,208
Piper Jaffray Companies[2]	3,649	252,328
Raymond James Financial Inc.	16,150	514,539
Rowe (T.) Price Group Inc.	45,572	2,156,011
Schwab (Charles) Corp. (The)	179,469	3,269,925
SLM Corp.	71,236	3,467,768
SWS Group Inc.	3,211	89,234
TD Ameritrade Holding Corp.	42,926	706,991
Waddell & Reed Financial Inc. Class A	14,471	369,010

		190,935,335
ENERGY – ALTERNATE SOURCES – 0.06%
Covanta Holding Corp.[2]	15,121	307,410

		307,410
FOREST PRODUCTS & PAPER – 0.35%
Plum Creek Timber Co. Inc.	31,139	1,119,136
Potlatch Corp.	6,682	271,289
Rayonier Inc.	13,233	542,421

		1,932,846
INSURANCE – 21.25%
ACE Ltd.	55,836	3,196,611
AFLAC Inc.	86,523	3,886,613
Alleghany Corp.[2]	887	271,200
Allstate Corp. (The)	110,437	6,776,414
Ambac Financial Group Inc.	18,104	1,511,503
American Financial Group Inc.	8,240	394,366
American International Group Inc.	392,965	26,395,459
American National Insurance Co.	2,735	317,260
AmerUs Group Co.	6,582	450,735
Aon Corp.	47,935	1,667,659
Arch Capital Group Ltd.[2]	7,183	461,795
Assurant Inc.	18,847	992,483
Assured Guaranty Ltd.	8,412	211,730
Axis Capital Holdings Ltd.	24,132	792,736
Berkley (W.R.) Corp.	30,743	1,133,187
Brown & Brown Inc.	19,467	569,604
Chubb Corp.	71,365	3,793,050
Cincinnati Financial Corp.	26,365	1,203,562
Commerce Group Inc.	10,610	314,056
Conseco Inc.[2]	26,341	535,776
Delphi Financial Group Inc. Class A	7,571	297,162
Endurance Specialty Holdings Ltd.	10,109	360,386
Erie Indemnity Co. Class A	8,898	450,684

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
Everest Re Group Ltd.	11,105	$1,101,394
Fidelity National Financial Inc.	29,584	659,731
First American Corp.	14,710	600,609
Gallagher (ArthurJ.) & Co.	16,761	466,794
Genworth Financial Inc. Class A	78,022	2,609,056
Hanover Insurance Group Inc. (The)	9,053	410,554
Hartford Financial Services Group Inc. (The)	52,434	4,570,672
HCC Insurance Holdings Inc.	19,027	640,449
Hilb, Rogal & Hobbs Co.	6,281	250,738
Horace Mann Educators Corp.	7,455	150,144
IPC Holdings Ltd.	10,883	326,925
Lincoln National Corp.	48,494	3,070,155
Loews Corp.	80,153	3,119,555
Markel Corp.[2]	1,661	663,569
Marsh & McLennan Companies Inc.	94,665	2,786,938
MBIA Inc.	23,167	1,436,817
Mercury General Corp.	4,578	237,003
MetLife Inc.	79,617	4,548,519
MGIC Investment Corp.	15,117	888,275
Montpelier Re Holdings Ltd.	17,655	313,376
Nationwide Financial Services Inc.	9,478	482,620
Ohio Casualty Corp.	10,802	296,299
Old Republic International Corp.	37,078	835,367
PartnerRe Ltd.	9,760	682,419
Philadelphia Consolidated Holding Corp.[2]	10,164	397,616
Phoenix Companies Inc.	19,398	307,264
Platinum Underwriters Holdings Ltd.	10,391	310,275
PMI Group Inc. (The)	15,159	646,531
Principal Financial Group Inc.	46,411	2,621,757
ProAssurance Corp.[2]	5,306	258,402
Progressive Corp. (The)	124,286	3,003,993
Protective Life Corp.	11,151	493,432
Prudential Financial Inc.	83,657	6,435,733
Radian Group Inc.	14,313	762,883
Reinsurance Group of America Inc.	5,190	292,716
RenaissanceRe Holdings Ltd.	10,966	596,550
RLI Corp.	4,100	222,261
SAFECO Corp.	20,188	1,174,740
Selective Insurance Group Inc.	4,815	266,029
St. Paul Travelers Companies Inc.	119,448	6,107,376
StanCorp Financial Group Inc.	9,289	424,414
Torchmark Corp.	17,179	1,059,601
Transatlantic Holdings Inc.	4,581	279,166
Unitrin Inc.	7,733	331,978
UnumProvident Corp.	58,835	1,163,756
White Mountains Insurance Group Ltd.	1,373	779,521
Willis Group Holdings Ltd.	20,981	797,907
XL Capital Ltd. Class A	30,882	2,178,725
Zenith National Insurance Corp.	6,404	297,914

		118,342,549
REAL ESTATE – 0.89%
Brookfield Properties Corp.	20,096	761,437
CB Richard Ellis Group Inc. Class A2	33,706	1,012,191
Forest City Enterprises Inc. Class A	9,872	541,973
Jones Lang LaSalle Inc.	6,147	565,524
Realogy Corp.[2]	42,900	1,105,962
St. Joe Co. (The)[1]	12,623	678,865
Trammell Crow Co.[2]	5,917	288,454

		4,954,406
REAL ESTATE INVESTMENT TRUSTS – 10.45%
Alexandria Real Estate Equities Inc.	4,686	467,194
AMB Property Corp.	15,126	883,510
American Financial Realty Trust	22,176	258,794
American Home Mortgage Investment Corp.	7,933	271,071
Annaly Capital Management Inc.	33,291	436,778
Apartment Investment & Management Co. Class A	16,663	955,123
Archstone-Smith Trust	36,651	2,206,757
AvalonBay Communities Inc.	12,819	1,680,058
BioMed Realty Trust Inc.	11,107	357,979
Boston Properties Inc.	19,723	2,107,008
Brandywine Realty Trust	15,743	525,186
BRE Properties Inc. Class A	9,043	599,551
Camden Property Trust	9,677	781,127
CapitalSource Inc.	21,712	602,291

38	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
CBL & Associates Properties Inc.	11,179	$488,858
Colonial Properties Trust	7,948	400,500
Corporate Office Properties Trust	7,457	356,370
Cousins Properties Inc.	7,156	255,970
Crescent Real Estate Equities Co.	16,780	365,804
Developers Diversified Realty Corp.	18,825	1,146,443
Duke Realty Corp.	23,211	929,833
Equity Inns Inc.	9,613	161,306
Equity Lifestyle Properties Inc.	3,853	189,837
Equity Office Properties Trust	60,349	2,564,833
Equity Residential	50,344	2,749,286
Essex Property Trust Inc.	3,998	532,853
Federal Realty Investment Trust	9,151	733,453
FelCor Lodging Trust Inc.	10,575	219,537
First Industrial Realty Trust Inc.	7,645	351,441
General Growth Properties Inc.	39,010	2,024,619
Glenborough Realty Trust Inc.	6,106	158,634
Health Care Property Investors Inc.	27,401	860,391
Health Care REIT Inc.[1]	10,837	447,351
Healthcare Realty Trust Inc.	8,453	342,347
Highwoods Properties Inc.	9,295	355,069
Home Properties Inc.	5,963	376,683
Hospitality Properties Trust	11,929	578,079
Host Hotels & Resorts Inc.	90,092	2,077,522
HRPT Properties Trust	36,917	439,312
iStar Financial Inc.	19,394	898,524
Kilroy Realty Corp.	5,685	428,251
Kimco Realty Corp.	37,418	1,662,481
KKR Financial Corp.	14,038	376,640
LaSalle Hotel Properties	6,890	291,103
Lexington Corporate Properties Trust	9,240	196,812
Liberty Property Trust	15,393	741,943
Macerich Co. (The)	12,358	992,965
Mack-Cali Realty Corp.	10,682	565,078
Maguire Properties Inc.	6,281	268,576
Mid-America Apartment Communities Inc.	4,184	266,312
Nationwide Health Properties Inc.	13,804	396,727
New Century Financial Corp.	8,986	353,869
New Plan Excel Realty Trust Inc.	18,251	525,629
NovaStar Financial Inc.[1]	5,704	182,072
Pennsylvania Real Estate Investment Trust	6,463	278,555
Post Properties Inc.	7,434	364,117
ProLogis	41,770	2,642,788
Public Storage Inc.	21,917	1,966,174
Realty Income Corp.	15,698	414,427
Reckson Associates Realty Corp.	14,327	632,107
Redwood Trust Inc.	4,207	231,259
Regency Centers Corp.	11,768	849,179
Saxon Capital Inc.	8,597	121,648
Simon Property Group Inc.	38,101	3,699,607
SL Green Realty Corp.	7,870	952,664
Strategic Hotels & Resorts Inc.	13,158	279,871
Sunstone Hotel Investors Inc.	10,384	305,913
Taubman Centers Inc.	9,123	427,869
Thornburg Mortgage Inc.	19,488	500,452
United Dominion Realty Trust Inc.	23,499	760,663
Ventas Inc.	17,969	700,432
Vornado Realty Trust	22,647	2,700,655
Washington Real Estate Investment Trust	7,828	329,950
Weingarten Realty Investors	14,243	662,300

		58,206,370
SAVINGS & LOANS – 2.43%
Anchor BanCorp Wisconsin Inc.	3,787	109,974
Astoria Financial Corp.	16,138	468,163
Dime Community Bancshares Inc.	6,149	85,779
Downey Financial Corp.	3,721	256,302
First Niagara Financial Group Inc.	19,760	282,963
FirstFed Financial Corp.[2]	2,838	175,303
Harbor Florida Bancshares Inc.	3,736	169,652
Hudson City Bancorp Inc.	91,768	1,259,975
MAF Bancorp Inc.	5,657	243,760
New York Community Bancorp Inc.	45,601	745,576
NewAlliance Bancshares Inc.	18,403	284,878
People’s Bank	10,382	422,547
PFF Bancorp Inc.	3,903	121,032
Provident Financial Services Inc.	11,370	208,526
Sovereign Bancorp Inc.	56,620	1,350,953
Washington Federal Inc.	14,986	348,275
Washington Mutual Inc.	165,739	7,010,760

		13,544,418

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
SOFTWARE – 0.37%
MasterCard Inc. Class A	11,277	$835,626
MoneyGram International Inc.	14,592	499,192
SEI Investments Co.	12,580	708,002

		2,042,820

TOTAL COMMON STOCKS (Cost: $ 498,549,874)		555,897,014
SHORT-TERM INVESTMENTS – 0.47%
CERTIFICATES OF DEPOSIT[3] – 0.02%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$11,216	11,216
Societe Generale
5.33%, 12/08/06	16,023	16,023
Washington Mutual Bank
5.36%, 11/13/06	40,057	40,057
Wells Fargo Bank N.A.
4.78%, 12/05/06	12,818	12,818

		80,114
COMMERCIAL PAPER[3] – 0.06%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	23,920	23,488
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	24,034	24,034
ASAP Funding Ltd.
5.29%, 11/02/06[4]	4,006	4,005
Atlantis One Funding
5.30%, 11/14/06[4]	21,985	21,942
Beta Finance Inc.
5.27%, 01/25/07[4]	3,205	3,165
Bryant Park Funding LLC
5.28%, 12/14/06[4]	5,058	5,026
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	8,122	8,107
Cantabric Finance LLC
5.26%, 01/25/07[4]	6,409	6,330
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	18,426	18,399

Security	Principal	Value
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	12,017	11,721
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	9,614	9,580
Curzon Funding LLC
5.29%, 11/17/06[4]	16,023	15,985
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	18,461	18,238
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	16,023	16,011
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	14,581	14,368
Galleon Capital Corp.
5.27%, 12/18/06[4]	2,240	2,225
General Electric Capital Services Inc.
5.22%, 12/11/06	1,602	1,593
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	9,453	9,267
HBOS Treasury Services PLC
5.27%, 12/15/06	3,205	3,184
Landale Funding LLC
5.31%, 11/15/06[4]	12,498	12,472
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	28,780	28,760
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	10,335	10,313
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	20,830	20,435
Nestle Capital Corp.
5.19%, 08/09/07	9,614	9,224
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	25,314	25,314

40	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	$8,537	$8,438
Sedna Finance Inc.
5.22%, 04/17/07[4]	9,133	8,912
Sydney Capital Corp.
5.27%, 12/08/06[4]	382	380
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	8,011	7,921
Tulip Funding Corp.
5.29%, 11/15/06[4]	8,451	8,433

		357,270
MEDIUM-TERM NOTES[3] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	4,006	4,006
Cullinan Finance Corp.
5.71%, 06/28/07[4]	12,017	12,017
K2 USA LLC
5.39%, 06/04/07[4]	12,017	12,017
Marshall & Ilsley Bank
5.18%, 12/15/06	16,023	16,029
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	18,747	18,747
US Bank N.A.
2.85%, 11/15/06	3,205	3,202

		66,018
MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	653,126	653,126

		653,126
REPURCHASE AGREEMENTS[3] – 0.07%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $32,051 (collateralized by non-U.S. Government debt securities, value $33,018, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$32,046	32,046

Security	Principal	Value
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $ 22,435 (collateralized by U.S. Government obligations, value $22,888, 5.50%, 10/1/21 to 10/1/36).	$22,432	$22,432
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $24,038 (collateralized by non-U.S. Government debt securities, value $26,446, 0.31% to 6.00%, 7/25/36 to 11/25/46).	24,034	24,034
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,602 (collateralized by non-U.S. Government debt securities, value $1,651, 6.00% to 6.70%, 12/15/10 to 4/15/12).	1,602	1,602
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $56,089 (collateralized by non-U.S. Government debt securities, value $58,903, 4.11% to 9.32%, 4/15/10 to 5/15/36).	56,080	56,080
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $17,628 (collateralized by non-U.S. Government debt securities, value $19,752, 0.00% to 10.00%, 5/27/33 to 10/31/36).	17,625	17,625

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $9,615 (collateralized by non-U.S. Government debt securities, value $10,635, 0.00% to 10.00%, 5/27/33 to 10/31/36).	$9,614	$9,614
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $32,051 (collateralized by non-U.S. Government debt securities, value $33,659, 0.00% to 9.00%, 5/1/17 to 9/25/46).	32,046	32,046
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $28,044 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $28,752, 0.00% to 7.32%, 11/2/06 to 3/25/45).	28,040	28,040
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $24,037 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $24,492, 0.00% to 7.32%, 11/2/06 to 3/25/45).	24,034	24,034
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $9,615 (collateralized by non-U.S. Government debt securities, value $10,098, 0.00% to 10.00%, 1/1/10).	9,614	9,614
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $8,012 (collateralized by non-U.S. Government debt securities, value $8,415, 5.26% to 5.35%, 7/1/24 to 6/1/46).	8,011	8,011
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $4,007 (collateralized by non-U.S. Government debt securities, value $4,208, 6.25% to 7.63%, 9/15/13 to 6/1/16).	4,006	4,006
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $32,051 (collateralized by non-U.S. Government debt securities, value $33,018, 3.50% to 10.13%, 5/15/07 to 7/1/26).	32,046	32,046
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $16,025 (collateralized by non-U.S. Government debt securities, value $17,663, 5.50% to 10.39%, 6/17/08 to 6/25/36).	16,023	16,023
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $21,634 (collateralized by non-U.S. Government debt securities, value $22,884, 0.00% to 10.00%, 11/1/06 to 10/31/36).	21,631	21,631

42	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $11,587 (collateralized by non-U.S. Government debt securities, value $12,032, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	$11,216	$11,216
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $41,665 (collateralized by non-U.S. Government debt securities, value $43,756, 3.86% to 8.17%, 11/18/08 to 7/15/45).	41,659	41,659

		391,759
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	1,656	1,656

		1,656
VARIABLE & FLOATING RATE NOTES[3] – 0.19%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	41,018	41,022
American Express Bank
5.29%, 02/28/07	16,023	16,022
American Express Centurion Bank
5.41%, 07/19/07	17,625	17,640
American Express Credit Corp.
5.42%, 07/05/07	4,807	4,809
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	2,891	2,891
ASIF Global Financing
5.51%, 05/03/07[4]	1,602	1,603
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	10,415	10,415
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	23,233	23,234
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	40,858	40,860
BMW US Capital LLC
5.32%, 10/15/07[4]	16,023	16,023
BNP Paribas
5.36%, 05/18/07[4]	29,642	29,642
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	11,697	11,697
CC USA Inc.
5.37%, 07/30/07[4]	8,011	8,012
Commodore CDO Ltd.
5.47%, 06/12/07[4]	4,006	4,006
Credit Agricole SA
5.34%, 07/23/07	16,023	16,023
Credit Suisse First Boston NY
5.38%, 04/24/07	8,011	8,012
Cullinan Finance Corp.
5.36%, 04/25/07[4]	4,006	4,006
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	4,006	4,006
DEPFA Bank PLC
5.43%, 09/14/07	16,023	16,023
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	18,426	18,427
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	16,023	16,023
Fifth Third Bancorp
5.30%, 11/23/07[4]	32,046	32,046
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	16,023	16,021
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	16,824	16,827
Granite Master Issuer PLC
5.29%, 08/20/07[4]	56,080	56,080
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	12,818	12,820

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	$24,034	$24,037
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	16,023	16,023
Holmes Financing PLC
5.29%, 07/16/07[4]	28,040	28,040
JP Morgan Chase & Co.
5.29%, 08/02/07	12,017	12,017
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	12,017	12,017
Kestrel Funding LLC
5.30%, 07/11/07[4]	6,409	6,409
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	9,614	9,614
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	16,700	16,700
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	17,625	17,624
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	6,345	6,345
Marshall & Ilsley Bank
5.30%, 10/15/07	8,813	8,813
Master Funding LLC
5.35%, 04/25/07[4]	14,420	14,420
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	24,034	24,034
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	1,602	1,602
Monumental Global Funding II
5.38%, 12/27/06[4]	3,205	3,205
Mound Financing PLC
5.29%, 05/08/07[4]	15,061	15,061
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	57,682	57,682
National City Bank of Indiana
5.37%, 05/21/07	8,011	8,012
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	52,875	52,886
Newcastle Ltd.
5.34%, 04/24/07[4]	5,648	5,647
Northern Rock PLC
5.36%, 08/03/07[4]	19,227	19,228
Northlake CDO I
5.46%, 09/06/07[4]	4,807	4,807
Principal Life Global Funding I
5.82%, 02/08/07	7,210	7,219
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	23,233	23,233
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	16,023	16,023
Strips III LLC
5.37%, 07/24/07[4]	3,683	3,683
SunTrust Bank
5.29%, 05/01/07	16,023	16,023
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	39,096	39,093
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	22,432	22,432
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	21,472	21,471
Wachovia Bank N.A.
5.36%, 05/22/07	32,046	32,046
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	12,017	12,023
Wells Fargo & Co.
5.33%, 11/15/07[4]	8,011	8,012
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	12,017	12,018

44	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	$48,068	$48,059
Wind MasterTrust
5.31%, 07/25/07[4]	6,409	6,409

		1,076,157

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,626,100)		2,626,100

TOTAL INVESTMENTS IN SECURITIES – 100.31% (Cost: $501,175,974)		558,523,114
Other Assets, Less Liabilities – (0.31)%		(1,711,376)

NET ASSETS – 100.00%		$556,811,738

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.81%
AEROSPACE & DEFENSE – 13.66%
AAR Corp.[1]	5,324	$138,637
Alliant Techsystems Inc.[1]	5,529	426,894
Armor Holdings Inc.[1]	5,065	260,645
BE Aerospace Inc.[1]	11,325	286,296
Boeing Co. (The)	110,336	8,811,433
Curtiss-Wright Corp.	6,753	228,521
DRSTechnologies Inc.	6,278	277,613
Esterline Technologies Corp.[1]	4,001	150,838
General Dynamics Corp.	51,927	3,692,010
Goodrich Corp.	19,380	854,464
Kaman Corp.	3,337	68,041
L-3 Communications Holdings Inc.	18,825	1,515,789
Lockheed Martin Corp.	52,602	4,572,692
Moog Inc. Class A1	5,403	201,532
Northrop Grumman Corp.	49,784	3,305,160
Raytheon Co.	68,996	3,446,350
Rockwell Collins Inc.	27,055	1,571,354
United Technologies Corp.	144,798	9,516,125

		39,324,394
AUTO MANUFACTURERS – 1.10%
Navistar International Corp.[1]	9,604	266,319
Oshkosh Truck Corp.	11,595	524,210
PACCAR Inc.	38,915	2,304,157
Wabash National Corp.	4,930	69,168

		3,163,854
BUILDING MATERIALS – 2.05%
American Standard Companies Inc.	25,888	1,146,579
Eagle Materials Inc.	7,949	291,728
ElkCorp	2,975	74,732
Florida Rock Industries Inc.	8,067	346,074
Genlyte Group Inc. (The)[1]	3,662	282,926
Lennox International Inc.	10,530	283,889
Martin Marietta Materials Inc.	7,189	632,632
Masco Corp.	62,121	1,717,646
NCI Building Systems Inc.[1]	2,851	170,632
Simpson Manufacturing Co. Inc.[2]	5,712	162,164
Texas Industries Inc.	3,653	226,851
USG Corp.[1]	11,462	560,377

		5,896,230
CHEMICALS – 0.37%
Sherwin-Williams Co. (The)	18,074	1,070,523

		1,070,523
COMMERCIAL SERVICES – 5.68%
Accenture Ltd.	89,526	2,946,301
Administaff Inc.	3,358	115,683
Alliance Data Systems Corp.[1]	10,131	615,154
Banta Corp.	3,747	165,917
BearingPoint Inc.[1]	29,351	244,494
Bowne & Co. Inc.	5,328	83,277
ChoicePoint Inc.[1]	13,005	473,252
Convergys Corp.[1]	21,973	466,047
Corporate Executive Board Co. (The)	6,049	543,321
Corrections Corp. of America[1]	9,221	421,307
Deluxe Corp.	7,926	179,682
Donnelley (R.R.) & Sons Co.	33,793	1,144,231
Forrester Research Inc.[1]	1,974	62,043
FTI Consulting Inc.[1]	6,641	188,671
Hewitt Associates Inc. Class A1	15,064	377,052
Hudson Highland Group Inc.[1]	3,890	45,474
Iron Mountain Inc.[1]	18,773	814,185
Labor Ready Inc.[1]	8,270	144,808
Manpower Inc.	13,706	928,856
Monster Worldwide Inc.[1]	17,416	705,522
MPS Group Inc.[1]	15,800	240,950
Navigant Consulting Inc.[1]	7,593	135,231
NCO Group Inc.[1]	4,749	128,033
PHH Corp.[1]	8,133	224,471
Quanta Services Inc.[1]	15,679	286,926
Resources Connection Inc.[1]	7,517	217,542
Robert Half International Inc.	27,115	991,053
Spherion Corp.[1]	9,505	68,911
TeleTech Holdings Inc.[1]	5,908	114,674
United Rentals Inc.[1]	10,240	242,586
Viad Corp.	3,376	124,743
Watson Wyatt Worldwide Inc.	6,234	281,465
Western Union Co.[1]	118,752	2,618,482

		16,340,344

46	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
COMPUTERS – 0.58%
Affiliated Computer Services Inc. Class A1	17,639	$943,334
BISYS Group Inc. (The)[1]	18,582	205,145
Ceridian Corp.[1]	21,564	508,263

		1,656,742
DISTRIBUTION & WHOLESALE – 0.84%
Fastenal Co.	21,386	860,573
Grainger (W.W.) Inc.	12,292	894,612
Watsco Inc.	3,702	184,360
WESCO International Inc.[1]	7,406	483,390

		2,422,935
ELECTRIC – 0.23%
MDU Resources Group Inc.	26,266	674,511

		674,511
ELECTRICAL COMPONENTS & EQUIPMENT – 2.80%
AMETEK Inc.	10,858	506,851
Belden CDT Inc.	6,882	249,128
C&D Technologies Inc.	4,135	20,510
Emerson Electric Co.	63,858	5,389,615
Energy Conversion Devices Inc.[1]	5,974	219,783
General Cable Corp.[1]	7,826	294,258
GrafTech International Ltd.[1]	15,033	90,950
Hubbell Inc. Class B	8,192	405,668
Littelfuse Inc.[1]	3,563	120,643
Molex Inc.	9,236	322,336
Molex Inc. Class A	12,377	365,740
Power-One Inc.[1]	11,218	76,731

		8,062,213
ELECTRONICS – 4.50%
Agilent Technologies Inc.[1]	66,853	2,379,967
Amphenol Corp. Class A	13,813	937,903
Arrow Electronics Inc.[1]	18,707	558,404
Avnet Inc.[1]	22,966	543,835
AVX Corp.	7,957	125,402
Benchmark Electronics Inc.[1]	9,327	247,632
Brady Corp. Class A	6,859	253,783
Checkpoint Systems Inc.[1]	5,777	105,199
Coherent Inc.[1]	4,655	150,031
CTS Corp.	5,523	77,985
Dionex Corp.[1]	3,104	168,858
Electro Scientific Industries Inc.[1]	4,358	86,942
Flextronics International Ltd.[1]	89,053	1,033,015
FLIR Systems Inc.[1]	10,785	344,473
Itron Inc.[1]	3,775	205,511
Jabil Circuit Inc.	28,255	811,201
KEMET Corp.[1]	13,217	97,145
Methode Electronics Inc.	5,812	64,339
MettlerToledo International Inc.[1]	6,592	452,541
National Instruments Corp.	8,240	256,923
Orbotech Ltd.[1]	4,965	119,905
Park Electrochemical Corp.	2,865	88,013
PerkinElmer Inc.	19,154	409,129
Photon Dynamics Inc.[1]	2,741	32,536
Plexus Corp.[1]	6,808	149,231
Sanmina-SCI Corp.[1]	83,947	331,591
Solectron Corp.[1]	143,777	480,215
Symbol Technologies Inc.	38,486	574,596
Taser International Inc.[1,2]	9,798	91,219
Technitrol Inc.	5,648	142,443
Tektronix Inc.	12,854	390,376
Thomas & Betts Corp.[1]	9,628	496,131
Trimble Navigation Ltd.[1]	8,526	394,072
Vishay Intertechnology Inc.[1]	26,564	358,348

		12,958,894
ENERGY – ALTERNATE SOURCES – 0.02%
FuelCell Energy Inc.[1]	6,731	44,559

		44,559
ENGINEERING & CONSTRUCTION – 1.55%
EMCOR Group Inc.[1]	4,831	285,754
Fluor Corp.	13,545	1,062,334
FosterWheeler Ltd.[1]	10,443	469,413
Granite Construction Inc.	4,996	260,292
Insituform Technologies Inc. Class A1	4,077	95,279
Jacobs Engineering Group Inc.[1]	9,125	689,302
McDermott International Inc.[1]	16,590	741,573
Shaw Group Inc. (The)[1]	11,756	312,239
URS Corp.[1]	7,827	316,289
Washington Group International Inc.	4,253	240,805

		4,473,280

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
ENVIRONMENTAL CONTROL – 1.90%
Allied Waste Industries Inc.[1]	34,989	$425,116
Mine Safety Appliances Co.[2]	4,208	159,147
Republic Services Inc.	18,753	769,061
Stericycle Inc.[1]	6,948	491,293
Tetra Tech Inc.[1]	9,097	165,383
Waste Connections Inc.[1]	7,025	285,847
Waste Management Inc.	84,527	3,168,072

		5,463,919
FOREST PRODUCTS & PAPER – 0.76%
Louisiana-Pacific Corp.	16,433	325,045
MeadWestvaco Corp.	28,298	778,761
Smurfit-Stone Container Corp.	40,289	429,481
Temple-Inland Inc.	16,846	664,406

		2,197,693
HAND & MACHINE TOOLS – 0.35%
Kennametal Inc.	6,039	372,667
Lincoln Electric Holdings Inc.	6,260	384,927
Regal-Beloit Corp.	4,823	238,497

		996,091
HOLDING COMPANIES – DIVERSIFIED – 0.11%
Walter Industries Inc.	6,523	303,254

		303,254
HOUSEHOLD PRODUCTS & WARES – 0.68%
Fortune Brands Inc.	23,185	1,784,086
Harland (John H.) Co.	4,297	175,704

		1,959,790
HOUSEWARES – 0.10%
Toro Co. (The)	6,878	296,854

		296,854
INTERNET – 0.36%
CheckFree Corp.[1]	11,953	471,904
Emdeon Corp.[1]	43,641	508,418
Stamps.com Inc.[1]	3,372	54,121

		1,034,443
MACHINERY – 6.11%
AGCO Corp.[1]	14,345	383,729
Albany International Corp. Class A	4,393	147,649
Astec Industries Inc.[1]	2,321	74,017
Bucyrus International Inc. Class A	4,542	190,310
Caterpillar Inc.	102,009	6,192,966
Cognex Corp.	6,825	157,180
Cummins Inc.	7,295	926,319
Deere & Co.	36,315	3,091,496
Flowserve Corp.[1]	8,768	464,704
Gardner Denver Inc.[1]	8,135	276,509
Graco Inc.	10,933	445,629
IDEX Corp.	7,847	368,024
JLG Industries Inc.	15,850	438,252
Joy Global Inc.	19,224	751,851
Manitowoc Co. Inc. (The)	9,364	513,896
Nordson Corp.	4,793	220,718
Rockwell Automation Inc.	24,826	1,539,212
Terex Corp.[1]	15,607	807,818
Wabtec Corp.	7,041	221,017
Zebra Technologies Corp. Class A1	10,395	387,422

		17,598,718
MANUFACTURING – 36.00%
Actuant Corp. Class A	3,880	199,199
Acuity Brands Inc.	6,970	345,294
AptarGroup Inc.	5,023	275,813
Brink’s Co. (The)	7,034	369,215
Carlisle Companies Inc.	4,826	403,888
Ceradyne Inc.[1]	3,883	160,174
CLARCOR Inc.	8,096	263,768
Cooper Industries Ltd.	15,822	1,415,278
Crane Co.	7,952	309,651
Danaher Corp.	37,470	2,689,222
Donaldson Co. Inc.	11,623	436,444
Dover Corp.	31,777	1,509,407
Eaton Corp.	23,341	1,690,589
ESCO Technologies Inc.[1]	3,916	170,033
General Electric Co.	1,613,229	56,640,470
Harsco Corp.	6,521	532,309
Hexcel Corp.[1]	14,416	233,395
Honeywell International Inc.	116,740	4,917,089
Illinois Tool Works Inc.	75,777	3,631,992
Ingersoll-Rand Co. Class A	50,554	1,855,837
ITT Industries Inc.	28,903	1,572,034
Jacuzzi Brands Inc.[1]	12,118	150,142

48	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
Pall Corp.	19,679	$627,760
Parker Hannifin Corp.	18,671	1,561,456
Pentair Inc.	15,231	501,709
Roper Industries Inc.	13,522	647,028
SPX Corp.	8,975	516,242
Teleflex Inc.	5,640	350,808
Textron Inc.	16,847	1,531,898
3M Co.	107,519	8,476,798
Trinity Industries Inc.	11,673	420,928
Tyco International Ltd.	314,327	9,250,644

		103,656,514
METAL FABRICATE & HARDWARE – 0.82%
Kaydon Corp.	4,370	182,666
Mueller Industries Inc.	5,378	197,211
Precision Castparts Corp.	20,727	1,410,680
Quanex Corp.	5,784	193,822
Timken Co. (The)	12,997	390,560

		2,374,939
MINING – 0.38%
Vulcan Materials Co.	13,360	1,088,573

		1,088,573
PACKAGING & CONTAINERS – 1.52%
Ball Corp.	15,726	654,044
Bemis Co. Inc.	16,529	555,705
Chesapeake Corp.	2,973	46,111
Crown Holdings Inc.[1]	25,947	504,410
Owens-Illinois Inc.[1]	21,738	360,851
Packaging Corp. of America	12,443	285,816
Pactiv Corp.[1]	22,303	687,825
Sealed Air Corp.	12,328	733,763
Sonoco Products Co.	15,501	549,975

		4,378,500
RETAIL – 0.16%
MSC Industrial Direct Co. Inc. Class A	7,361	301,212
World Fuel Services Corp.	4,001	172,123

		473,335
SEMICONDUCTORS – 0.03%
Veeco Instruments Inc.[1]	4,135	77,283

		77,283
SOFTWARE – 4.60%
Acxiom Corp.	11,590	286,852
Automatic Data Processing Inc.	89,664	4,432,988
eFunds Corp.[1]	7,137	176,998
Fidelity National Information Services Inc.	14,688	610,580
First Data Corp.	118,752	2,879,736
Fiserv Inc.[1]	27,571	1,362,007
Global Payments Inc.	12,383	541,261
IMS Health Inc.	31,459	876,133
Paychex Inc.	52,556	2,074,911

		13,241,466
TELECOMMUNICATIONS – 0.39%
Aeroflex Inc.[1]	11,505	124,254
Anaren Inc.[1]	2,783	55,966
Anixter International Inc.[1]	5,140	307,166
Black Box Corp.	2,687	119,813
CommScope Inc.[1]	8,700	277,617
Newport Corp.[1]	6,090	131,666
Powerwave Technologies Inc.[1]	17,325	112,786

		1,129,268
TRANSPORTATION – 12.05%
Alexander & Baldwin Inc.	6,898	317,515
Arkansas Best Corp.	3,619	148,307
Burlington Northern Santa Fe Corp.	56,709	4,396,649
C.H. Robinson Worldwide Inc.	26,834	1,120,051
Con-way Inc.	7,440	350,945
CSX Corp.	68,450	2,441,611
EGL Inc.[1]	4,812	163,560
Expeditors International Washington Inc.	33,322	1,579,796
FedEx Corp.	44,234	5,066,562
Forward Air Corp.	4,477	145,368
General Maritime Corp.	4,393	160,520
Genesee & Wyoming Inc. Class A1	5,228	146,854
Hunt (J.B.) Transport Services Inc.	16,819	363,963
Kansas City Southern Industries Inc.[1]	11,511	326,797
Kirby Corp.[1]	7,753	271,588
Landstar System Inc.	9,189	426,737
Norfolk Southern Corp.	63,700	3,348,709
Old Dominion Freight Line Inc.[1]	4,642	128,398
OMI Corp.	11,163	249,158

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
Overseas Shipholding Group Inc.	4,679	$292,671
Pacer International Inc.	5,276	161,920
Ryder System Inc.	9,581	504,440
Saia Inc.[1]	2,356	63,141
Swift Transportation Co. Inc.[1]	7,692	193,454
Union Pacific Corp.	41,611	3,771,205
United Parcel Service Inc. Class B	102,643	7,734,150
UTi Worldwide Inc.	11,963	309,244
Werner Enterprises Inc.	8,702	159,682
YRC Worldwide Inc.[1]	9,103	352,650

		34,695,645
TRUCKING & LEASING – 0.11%
GATX Corp.	7,043	306,863

		306,863

TOTAL COMMON STOCKS (Cost: $259,577,602)		287,361,627
SHORT-TERM INVESTMENTS – 0.27%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,655	1,655
Societe Generale
5.33%, 12/08/06	2,365	2,365
Washington Mutual Bank
5.36%, 11/13/06	5,912	5,912
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,892	1,892

		11,824
COMMERCIAL PAPER[3] – 0.02%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	3,530	3,467
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	3,547	3,547
ASAP Funding Ltd.
5.29%, 11/02/06[4]	591	591
Atlantis One Funding
5.30%, 11/14/06[4]	3,245	3,238
Beta Finance Inc.
5.27%, 01/25/07[4]	473	467

Security	Principal	Value
Bryant Park Funding LLC
5.28%, 12/14/06[4]	$747	$742
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	1,199	1,196
Cantabric Finance LLC
5.26%, 01/25/07[4]	946	934
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	2,719	2,715
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	1,774	1,730
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	1,419	1,414
Curzon Funding LLC
5.29%, 11/17/06[4]	2,365	2,359
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	2,725	2,691
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	2,365	2,363
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	2,152	2,121
Galleon Capital Corp.
5.27%, 12/18/06[4]	331	328
General Electric Capital Services Inc.
5.22%, 12/11/06	236	235
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	1,395	1,367
HBOS Treasury Services PLC
5.27%, 12/15/06	473	470
Landale Funding LLC
5.31%, 11/15/06[4]	1,844	1,841
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	4,248	4,245

50	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	$1,525	$1,522
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	3,074	3,015
Nestle Capital Corp.
5.19%, 08/09/07	1,419	1,361
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	3,736	3,736
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	1,260	1,245
Sedna Finance Inc.
5.22%, 04/17/07[4]	1,348	1,315
Sydney Capital Corp.
5.27%, 12/08/06[4]	56	56
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	1,182	1,169
Tulip Funding Corp.
5.29%, 11/15/06[4]	1,247	1,245

		52,725
MEDIUM-TERM NOTES[3] – 0.00%
Bank of America N.A.
5.28%, 04/20/07	591	591
Cullinan Finance Corp.
5.71%, 06/28/07[4]	1,774	1,774
K2 USA LLC
5.39%, 06/04/07[4]	1,774	1,774
Marshall & Ilsley Bank
5.18%, 12/15/06	2,366	2,366
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	2,767	2,767
US Bank N.A.
2.85%, 11/15/06	473	473

		9,745

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	472,076	$472,076

		472,076
REPURCHASE AGREEMENTS[3] – 0.02%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $4,730 (collateralized by non-U.S. Government debt securities, value $4,873, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$4,729	4,729
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $3,311 (collateralized by U.S. Government obligations, value $ 3,378, 5.50%, 10/1/21 to 10/1/36).	3,311	3,311
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $3,548 (collateralized by non-U.S. Government debt securities, value $3,903, 0.31% to 6.00%, 7/25/36 to 11/25/46).	3,547	3,547
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $236 (collateralized by non-U.S. Government debt securities, value $244, 6.00% to 6.70%, 12/15/10 to 4/15/12).	236	236

SCHEDULES OF INVESTMENT	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $8,278 (collateralized by non-U.S. Government debt securities, value $8,693, 4.11% to 9.32%, 4/15/10 to 5/15/36).	$8,276	$8,276
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $2,601 (collateralized by non-U.S. Government debt securities, value $2,915, 0.00% to 10.00%, 5/27/33 to 10/31/36).	2,601	2,601
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $1,419 (collateralized by non-U.S. Government debt securities, value $1,570, 0.00% to 10.00%, 5/27/33 to 10/31/36).	1,419	1,419
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $4,730 (collateralized by non-U.S. Government debt securities, value $4,968, 0.00% to 9.00%, 5/1/17 to 9/25/46).	4,729	4,729
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $4,139 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $4,243, 0.00% to 7.32%, 11/2/06 to 3/25/45).	4,138	4,138
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $3,547 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $3,614, 0.00% to 7.32%, 11/2/06 to 3/25/45).	3,547	3,547
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $1,419 (collateralized by non-U.S. Government debt securities, value $1,490, 0.00% to 10.00%, 1/1/10).	1,419	1,419
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,182 (collateralized by non-U.S. Government debt securities, value $1,242, 5.26% to 5.35%, 7/1/24 to 6/1/46).	1,182	1,182
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $591 (collateralized by non-U.S. Government debt securities, value $621, 6.25% to 7.63%, 9/15/13 to 6/1/16).	591	591
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $4,730 (collateralized by non-U.S. Government debt securities, value $4,873, 3.50% to 10.13%, 5/15/07 to 7/1/26).	4,729	4,729

52	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $2,365 (collateralized by non-U.S. Government debt securities, value $2,607, 5.50% to 10.39%, 6/17/08 to 6/25/36).	$2,365	$2,365
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $3,192 (collateralized by non-U.S. Government debt securities, value $3,377, 0.00% to 10.00%, 11/1/06 to 10/31/36).	3,192	3,192
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $1,710 (collateralized by non-U.S. Government debt securities, value $1,776, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	1,655	1,655
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $6,149 (collateralized by non-U.S. Government debt securities, value $6,458, 3.86% to 8.17%, 11/18/08 to 7/15/45).	6,148	6,148

		57,814
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	244	244

		244
VARIABLE & FLOATING RATE NOTES[3] – 0.06%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	6,059	6,059
American Express Bank
5.29%, 02/28/07	2,365	2,364
American Express Centurion Bank
5.41%, 07/19/07	2,601	2,603
American Express Credit Corp.
5.42%, 07/05/07	709	710
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	427	427
ASIF Global Financing
5.51%, 05/03/07[4]	236	237
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	1,537	1,537
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	3,429	3,429
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	6,030	6,029
BMW US Capital LLC
5.32%, 10/15/07[4]	2,365	2,365
BNP Paribas
5.36%, 05/18/07[4]	4,375	4,375
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	1,726	1,726
CC USA Inc.
5.37%, 07/30/07[4]	1,182	1,182
Commodore CDO Ltd.
5.47%, 06/12/07[4]	591	591
Credit Agricole SA
5.34%, 07/23/07	2,365	2,365
Credit Suisse First Boston NY
5.38%, 04/24/07	1,182	1,182
Cullinan Finance Corp.
5.36%, 04/25/07[4]	591	591
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	591	591
DEPFA Bank PLC
5.43%, 09/14/07	2,365	2,365

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	$2,719	$2,720
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	2,365	2,365
Fifth Third Bancorp
5.30%, 11/23/07[4]	4,729	4,729
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	2,365	2,365
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	2,483	2,484
Granite Master Issuer PLC
5.29%, 08/20/07[4]	8,277	8,277
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	1,892	1,892
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	3,547	3,548
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	2,365	2,365
Holmes Financing PLC
5.29%, 07/16/07[4]	4,138	4,138
JP Morgan Chase & Co.
5.29%, 08/02/07	1,774	1,774
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	1,774	1,774
Kestrel Funding LLC
5.30%, 07/11/07[4]	946	946
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	1,419	1,419
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	2,465	2,465
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	2,601	2,601
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	936	936
Marshall & Ilsley Bank
5.30%, 10/15/07	1,301	1,301
Master Funding LLC
5.35%, 04/25/07[4]	2,128	2,128
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	3,547	3,547
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	236	236
Monumental Global Funding II
5.38%, 12/27/06[4]	473	473
Mound Financing PLC
5.29%, 05/08/07[4]	2,223	2,223
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	8,513	8,513
National City Bank of Indiana
5.37%, 05/21/07	1,182	1,182
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	7,804	7,805
Newcastle Ltd.
5.34%, 04/24/07[4]	834	833
Northern Rock PLC
5.36%, 08/03/07[4]	2,838	2,838
Northlake CDO I
5.46%, 09/06/07[4]	709	709
Principal Life Global Funding I
5.82%, 02/08/07	1,064	1,065
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	3,429	3,429
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	2,365	2,365
Strips III LLC
5.37%, 07/24/07[4]	544	544
SunTrust Bank
5.29%, 05/01/07	2,365	2,365

54	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	$5,770	$5,770
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	3,311	3,311
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	3,169	3,169
Wachovia Bank N.A.
5.36%, 05/22/07	4,729	4,729
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	1,774	1,774
Wells Fargo & Co.
5.33%, 11/15/07[4]	1,182	1,182
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	1,774	1,774
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	7,094	7,094
Wind MasterTrust
5.31%, 07/25/07[4]	946	946

		158,831

TOTAL SHORT-TERM INVESTMENTS (Cost: $ 763,259)		763,259

TOTAL INVESTMENTS IN SECURITIES – 100.08% (Cost: $ 260,340,861)		288,124,886
Other Assets, Less Liabilities – (0.08)%		(229,270)

NET ASSETS – 100.00%		$287,895,616

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.84%
BANKS – 43.38%
AMCORE Financial Inc.	5,277	$165,223
AmSouth Bancorp	71,799	2,169,766
Associated Bancorp	27,170	892,263
BancorpSouth Inc.	16,202	413,961
Bank of America Corp.	993,255	53,506,647
Bank of Hawaii Corp.	11,261	587,486
Bank of New York Co. Inc. (The)	166,091	5,708,548
BB&T Corp.	117,707	5,122,609
BOK Financial Corp.	4,990	256,486
Cathay General Bancorp	9,586	330,238
Chittenden Corp.	10,421	307,315
Citizens Banking Corp.	9,432	244,949
City National Corp.	8,818	586,926
Colonial BancGroup Inc. (The)	33,885	807,818
Comerica Inc.	35,573	2,069,993
Commerce Bancorp Inc.	39,859	1,391,876
Commerce Bancshares Inc.	14,618	723,737
Compass Bancshares Inc.	28,258	1,589,795
Cullen/Frost Bankers Inc.	12,044	652,303
East West Bancorp Inc.	12,566	458,785
F.N.B. Corp. (Pennsylvania)	13,616	230,519
Fifth Third Bancorp	105,593	4,207,881
First Horizon National Corp.	27,103	1,065,690
First Midwest Bancorp Inc.	10,862	413,082
FirstMerit Corp.	16,564	384,616
Fulton Financial Corp.	37,955	607,660
Greater Bay Bancorp	11,081	285,336
Hancock Holding Co.	6,048	310,262
Huntington Bancshares Inc.	49,556	1,209,662
International Bancshares Corp.	11,127	341,376
Investors Financial Services Corp.	14,227	559,406
KeyCorp	88,853	3,300,000
M&T Bank Corp.	17,553	2,138,131
Marshall & Ilsley Corp.	47,568	2,280,410
Mellon Financial Corp.	89,967	3,490,720
Mercantile Bankshares Corp.	27,522	1,240,692
National City Corp.	124,529	4,638,705
North Fork Bancorp Inc.	87,971	2,514,211
Northern Trust Corp.	42,497	2,495,424
Old National Bancorp	13,270	251,865
Pacific Capital Bancorp	10,299	316,797
Park National Corp.	2,486	252,056
PNC Financial Services Group	64,296	4,502,649
Popular Inc.	55,599	1,011,346
Provident Bankshares Corp.	7,399	267,400
Regions Financial Corp.	99,634	3,781,110
Republic Bancorp Inc.	16,843	225,359
Sky Financial Group Inc.	23,937	599,622
South Financial Group Inc. (The)	16,296	432,333
State Street Corp.	72,569	4,661,107
Sterling Bancshares Inc.	10,151	185,865
SunTrust Banks Inc.	78,660	6,213,353
Susquehanna Bancshares Inc.	11,458	286,335
SVB Financial Group[1,2]	7,859	361,671
Synovus Financial Corp.	58,867	1,729,512
TCF Financial Corp.	27,587	718,090
TD Banknorth Inc.	22,145	655,049
Texas Regional Bancshares Inc. Class A	11,176	434,188
TrustCo Bank Corp. NY2	16,845	186,137
Trustmark Corp.	10,817	342,466
U.S. Bancorp	387,664	13,118,550
UCBH Holdings Inc.	20,803	356,563
Umpqua Holdings Corp.	12,651	357,264
UnionBanCal Corp.	12,198	702,361
United Bancshares Inc.	9,128	348,598
Valley National Bancorp	25,544	665,677
Wachovia Corp.	415,987	23,087,278
Webster Financial Corp.	11,659	563,363
Wells Fargo & Co.	687,069	24,933,734
Westamerica Bancorp	6,963	347,106
Whitney Holding Corp.	14,438	471,545
Wilmington Trust Corp.	15,038	625,280
Wintrust Financial Corp.	5,747	277,350
Zions Bancorporation	23,162	1,862,225

		204,831,711
COMMERCIAL SERVICES – 0.96%
Equifax Inc.	27,829	1,058,337
Moody’s Corp.	52,188	3,460,064

		4,518,401
DIVERSIFIED FINANCIAL SERVICES – 51.08%
Affiliated Managers Group Inc.[1]	6,901	691,066

56	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2006

Security	Shares	Value
American Express Co.	234,213	$13,539,854
AmeriCredit Corp.[1]	28,421	726,725
Ameriprise Financial Inc.	47,142	2,427,813
Bear Stearns Companies Inc. (The)	24,763	3,747,880
BlackRock Inc.	3,187	480,727
Capital One Financial Corp.	66,618	5,284,806
Chicago Mercantile Exchange Holdings Inc.	6,977	3,495,477
CIT Group Inc.	43,459	2,262,041
Citigroup Inc.	1,082,001	54,273,170
CompuCredit Corp.[1,2]	7,301	253,783
Countrywide Financial Corp.	132,503	5,051,014
E*TRADE Financial Corp.[1]	92,907	2,162,875
Eaton Vance Corp.	27,858	864,712
Edwards (A.G.) Inc.	16,832	960,266
Federal Home Loan Mortgage Corp.	150,449	10,379,476
Federal National Mortgage Association	210,832	12,493,904
Federated Investors Inc. Class B	21,865	749,751
First Marblehead Corp. (The)	6,868	463,247
Franklin Resources Inc.	37,458	4,268,714
Goldman Sachs Group Inc. (The)	80,293	15,238,808
IndyMac Bancorp Inc.	14,340	651,753
Investment Technology Group Inc.[1]	9,594	448,040
Janus Capital Group Inc.	45,357	910,769
Jefferies Group Inc.	22,734	653,148
JP Morgan Chase & Co.	756,235	35,875,788
Knight Capital Group Inc. Class A1	23,222	433,090
LaBranche & Co. Inc.[1]	13,219	117,253
Lazard Ltd. Class A	8,232	349,037
Legg Mason Inc.	28,634	2,577,633
Lehman Brothers Holdings Inc.	117,696	9,161,457
Merrill Lynch & Co. Inc.	199,410	17,432,422
Morgan Stanley	213,133	16,289,755
Nasdaq Stock Market Inc. (The)[1]	21,174	756,547
National Financial Partners Corp.	7,344	289,354
Nuveen Investments Inc. Class A	17,273	851,559
NYSE Group Inc.[1,2]	11,383	842,228
Piper Jaffray Companies[1]	4,524	312,835
Raymond James Financial Inc.	20,725	660,298
Rowe (T.) Price Group Inc.	57,689	2,729,267
Schwab (Charles) Corp. (The)	227,619	4,147,218
SLM Corp.	90,024	4,382,368
SWS Group Inc.	4,213	117,079
TD Ameritrade Holding Corp.	53,839	886,728
Waddell & Reed Financial Inc. Class A	18,635	475,192

		241,166,927
INSURANCE – 0.24%
MGIC Investment Corp.	19,213	1,128,956

		1,128,956
SAVINGS & LOANS – 3.63%
Anchor BanCorp Wisconsin Inc.	4,740	137,650
Astoria Financial Corp.	20,446	593,138
Dime Community Bancshares Inc.	7,456	104,011
Downey Financial Corp.	4,687	322,841
First Niagara Financial Group Inc.	25,414	363,928
FirstFed Financial Corp.[1]	3,751	231,699
Harbor Florida Bancshares Inc.	4,963	225,370
Hudson City Bancorp Inc.	115,939	1,591,842
MAF Bancorp Inc.	7,226	311,368
New York Community Bancorp Inc.	58,353	954,072
NewAlliance Bancshares Inc.	22,977	355,684
People’s Bank	13,115	533,780
PFF Bancorp Inc.	4,757	147,515
Provident Financial Services Inc.	13,937	255,605
Sovereign Bancorp Inc.	71,426	1,704,224
Washington Federal Inc.	19,101	443,907
Washington Mutual Inc.	209,292	8,853,052

		17,129,686
SOFTWARE – 0.55%
MasterCard Inc. Class A	14,349	1,063,261
MoneyGram International Inc.	18,675	638,872
SEI Investments Co.	15,697	883,427

		2,585,560

TOTAL COMMON STOCKS (Cost: $441,956,290)		471,361,241

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2006

Security	Principal	Value
SHORT-TERM INVESTMENTS – 0.34%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$5,243	$5,243
Societe Generale
5.33%, 12/08/06	7,489	7,489
Washington Mutual Bank
5.36%, 11/13/06	18,724	18,724
Wells Fargo Bank N.A.
4.78%, 12/05/06	5,992	5,992

		37,448
COMMERCIAL PAPER[3] – 0.03%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	11,181	10,983
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	11,234	11,234
ASAP Funding Ltd.
5.29%, 11/02/06[4]	1,872	1,872
Atlantis One Funding
5.30%, 11/14/06[4]	10,276	10,256
Beta Finance Inc.
5.27%, 01/25/07[4]	1,498	1,479
Bryant Park Funding LLC
5.28%, 12/14/06[4]	2,364	2,350
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	3,797	3,789
Cantabric Finance LLC
5.26%, 01/25/07[4]	2,996	2,959
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	8,613	8,600
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	5,617	5,478
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	4,494	4,477
Curzon Funding LLC
5.29%, 11/17/06[4]	7,489	7,472
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	8,629	8,525
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	7,489	7,484
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	6,815	6,716
Galleon Capital Corp.
5.27%, 12/18/06[4]	1,047	1,040
General Electric Capital Services Inc.
5.22%, 12/11/06	749	745
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	4,419	4,332
HBOS Treasury Services PLC
5.27%, 12/15/06	1,498	1,488
Landale Funding LLC
5.31%, 11/15/06[4]	5,842	5,830
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	13,453	13,444
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	4,831	4,821
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	9,736	9,551
Nestle Capital Corp.
5.19%, 08/09/07	4,494	4,312
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	11,832	11,833
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	3,990	3,944
Sedna Finance Inc.
5.22%, 04/17/07[4]	4,269	4,166
Sydney Capital Corp.
5.27%, 12/08/06[4]	179	178

58	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	$3,745	$3,702
Tulip Funding Corp.
5.29%, 11/15/06[4]	3,950	3,942

		167,002
MEDIUM-TERM NOTES[3] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	1,872	1,872
Cullinan Finance Corp.
5.71%, 06/28/07[4]	5,617	5,617
K2 USA LLC
5.39%, 06/04/07[4]	5,617	5,617
Marshall & Ilsley Bank
5.18%, 12/15/06	7,489	7,493
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	8,763	8,762
US Bank N.A.
2.85%, 11/15/06	1,498	1,497

		30,858
MONEY MARKET FUNDS – 0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	668,923	668,923

		668,923
REPURCHASE AGREEMENTS[3] – 0.04%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $14,981 (collateralized by non-U.S. Government debt securities, value $15,433, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$14,979	14,979
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $10,487 (collateralized by U.S. Government obligations, value $ 10,698, 5.50%, 10/1/21 to 10/1/36).	10,485	10,485

Security	Principal	Value
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $11,236 (collateralized by non-U.S. Government debt securities, value $12,362, 0.31% to 6.00%, 7/25/36 to 11/25/46).	$11,234	$11,234
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $749 (collateralized by non-U.S. Government debt securities, value $772, 6.00% to 6.70%, 12/15/10 to 4/15/12).	749	749
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $26,217 (collateralized by non-U.S. Government debt securities, value $27,533, 4.11% to 9.32%, 4/15/10 to 5/15/36).	26,213	26,213
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $8,239 (collateralized by non-U.S. Government debt securities, value $9,232, 0.00% to 10.00%, 5/27/33 to 10/31/36).	8,238	8,238
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $4,495 (collateralized by non-U.S. Government debt securities, value $4,971, 0.00% to 10.00%, 5/27/33 to 10/31/36).	4,494	4,494

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2006

Security	Principal	Value
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $14,981 (collateralized by non-U.S. Government debt securities, value $15,733, 0.00% to 9.00%, 5/1/17 to 9/25/46).	$14,979	$14,979
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $13,109 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $13,439, 0.00% to 7.32%, 11/2/06 to 3/25/45).	13,107	13,107
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $11,236 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $11,448, 0.00% to 7.32%, 11/2/06 to 3/25/45).	11,234	11,234
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $4,495 (collateralized by non-U.S. Government debt securities, value $4,720, 0.00% to 10.00%, 1/1/10).	4,494	4,494
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $3,746 (collateralized by non-U.S. Government debt securities, value $3,934, 5.26% to 5.35%, 7/1/24 to 6/1/46).	3,745	3,745
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $1,872 (collateralized by non-U.S. Government debt securities, value $1,967, 6.25% to 7.63%, 9/15/13 to 6/1/16).	1,872	1,872
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $14,981 (collateralized by non-U.S. Government debt securities, value $15,433, 3.50% to 10.13%, 5/15/07 to 7/1/26).	14,979	14,979
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $7,490 (collateralized by non-U.S. Government debt securities, value $8,256, 5.50% to 10.39%, 6/17/08 to 6/25/36).	7,489	7,489
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $10,113 (collateralized by non-U.S. Government debt securities, value $10,696, 0.00% to 10.00%, 11/1/06 to 10/31/36).	10,111	10,111
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $5,416 (collateralized by non-U.S. Government debt securities, value $5,624, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	5,243	5,243

60	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2006

Security	Principal	Value
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $19,476 (collateralized by non-U.S. Government debt securities, value $20,453, 3.86% to 8.17%, 11/18/08 to 7/15/45).	$19,473	$19,473

		183,118
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	774	774

		774
VARIABLE & FLOATING RATE NOTES[3] – 0.11%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	19,175	19,176
American Express Bank
5.29%, 02/28/07	7,489	7,490
American Express Centurion Bank
5.41%, 07/19/07	8,238	8,245
American Express Credit Corp.
5.42%, 07/05/07	2,247	2,248
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	1,351	1,351
ASIF Global Financing
5.51%, 05/03/07[4]	749	749
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	4,868	4,868
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	10,860	10,860
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	19,098	19,098
BMW US Capital LLC
5.32%, 10/15/07[4]	7,489	7,489
BNP Paribas
5.36%, 05/18/07[4]	13,855	13,855
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	5,467	5,467
CC USA Inc.
5.37%, 07/30/07[4]	3,745	3,745
Commodore CDO Ltd.
5.47%, 06/12/07[4]	1,872	1,872
Credit Agricole SA
5.34%, 07/23/07	7,489	7,489
Credit Suisse First Boston NY
5.38%, 04/24/07	3,745	3,745
Cullinan Finance Corp.
5.36%, 04/25/07[4]	1,872	1,872
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	1,872	1,872
DEPFA Bank PLC
5.43%, 09/14/07	7,489	7,489
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	8,613	8,613
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	7,489	7,489
Fifth Third Bancorp
5.30%, 11/23/07[4]	14,979	14,979
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	7,489	7,488
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	7,864	7,866
Granite Master Issuer PLC
5.29%, 08/20/07[4]	26,213	26,213
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	5,992	5,992
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	11,234	11,235

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2006

Security	Principal	Value
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	$7,489	$7,489
Holmes Financing PLC
5.29%, 07/16/07[4]	13,107	13,107
JP Morgan Chase & Co.
5.29%, 08/02/07	5,617	5,617
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	5,617	5,617
Kestrel Funding LLC
5.30%, 07/11/07[4]	2,996	2,996
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	4,494	4,494
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	7,806	7,806
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	8,238	8,238
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	2,966	2,966
Marshall & Ilsley Bank
5.30%, 10/15/07	4,119	4,119
Master Funding LLC
5.35%, 04/25/07[4]	6,740	6,740
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	11,234	11,234
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	749	749
Monumental Global Funding II
5.38%, 12/27/06[4]	1,498	1,498
Mound Financing PLC
5.29%, 05/08/07[4]	7,040	7,040
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	26,962	26,962
National City Bank of Indiana
5.37%, 05/21/07	3,745	3,745
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	24,715	24,720
Newcastle Ltd.
5.34%, 04/24/07[4]	2,640	2,640
Northern Rock PLC
5.36%, 08/03/07[4]	8,987	8,987
Northlake CDO I
5.46%, 09/06/07[4]	2,247	2,247
Principal Life Global Funding I
5.82%, 02/08/07	3,370	3,374
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	10,860	10,859
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	7,489	7,489
Strips III LLC
5.37%, 07/24/07[4]	1,722	1,722
SunTrust Bank
5.29%, 05/01/07	7,489	7,490
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	18,274	18,273
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	10,485	10,485
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	10,036	10,036
Wachovia Bank N.A.
5.36%, 05/22/07	14,979	14,979
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	5,617	5,620
Wells Fargo & Co.
5.33%, 11/15/07[4]	3,745	3,745
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	5,617	5,617
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	22,468	22,466

62	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2006

Security	Principal	Value
Wind MasterTrust
5.31%, 07/25/07[4]	$2,996	$2,996

		503,017

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,591,140)		1,591,140

TOTAL INVESTMENTS IN SECURITIES – 100.18% (Cost: $443,547,430)		472,952,381
Other Assets, Less Liabilities – (0.18)%		(844,735)

NET ASSETS – 100.00%		$472,107,646

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENT	63

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.82%
DIVERSIFIED FINANCIAL SERVICES – 0.10%
Friedman, Billings, Ramsey Group Inc. Class A	235,961	$1,800,382

		1,800,382
FOREST PRODUCTS & PAPER – 2.21%
Plum Creek Timber Co. Inc.	961,118	34,542,581
Potlatch Corp.	85,933	3,488,880
Rayonier Inc.	63,010	2,582,780

		40,614,241
REAL ESTATE – 7.11%
Brookfield Properties Corp.	553,152	20,958,929
CB Richard Ellis Group Inc. Class A1	941,371	28,269,371
Forest City Enterprises Inc. Class A	282,799	15,525,665
Jones Lang LaSalle Inc.	173,975	16,005,700
Realogy Corp.[1]	1,173,527	30,253,526
St. Joe Co. (The)[2]	235,518	12,666,158
Trammell Crow Co.[1]	138,649	6,759,139

		130,438,488
REAL ESTATE INVESTMENT TRUSTS – 90.40%
Alexandria Real Estate Equities Inc.	119,830	11,947,051
AMB Property Corp.	137,050	8,005,090
American Financial Realty Trust	449,092	5,240,904
American Home Mortgage Investment Corp.	277,328	9,476,298
Annaly Capital Management Inc.	610,476	8,009,445
Apartment Investment & Management Co. Class A	559,410	32,065,381
Archstone-Smith Trust	1,094,853	65,921,099
AvalonBay Communities Inc.	371,666	48,710,546
BioMed Realty Trust Inc.	124,626	4,016,696
Boston Properties Inc.	568,671	60,751,123
Brandywine Realty Trust	551,689	18,404,345
BRE Properties Inc. Class A	293,060	19,429,878
Camden Property Trust	281,831	22,749,398
CapitalSource Inc.	715,911	19,859,371
CBL & Associates Properties Inc.	361,672	15,815,917
Colonial Properties Trust	256,040	12,901,856
Corporate Office Properties Trust	226,565	10,827,541
Cousins Properties Inc.	243,368	8,705,273
Crescent Real Estate Equities Co.	642,824	14,013,563
Developers Diversified Realty Corp.	560,942	34,161,368
Duke Realty Corp.	706,089	28,285,925
Equity Inns Inc.	329,542	5,529,715
Equity Lifestyle Properties Inc.	4,758	234,427
Equity Office Properties Trust	1,889,560	80,306,300
Equity Residential	1,477,073	80,662,957
Essex Property Trust Inc.	123,247	16,426,360
Federal Realty Investment Trust	272,821	21,866,603
FelCor Lodging Trust Inc.	402,418	8,354,198
First Industrial Realty Trust Inc.	274,856	12,635,130
General Growth Properties Inc.	1,146,974	59,527,951
Glenborough Realty Trust Inc.	250,179	6,499,650
Health Care Property Investors Inc.	712,745	22,380,193
Health Care REIT Inc.[2]	350,551	14,470,745
Healthcare Realty Trust Inc.	287,684	11,651,202
Highwoods Properties Inc.	10,339	394,950
Home Properties Inc.	186,306	11,768,950
Hospitality Properties Trust	367,553	17,811,618
Host Hotels & Resorts Inc.	2,422,078	55,853,119
HRPT Properties Trust	1,297,096	15,435,442
Impac Mortgage Holdings Inc.	540,050	5,114,273
iStar Financial Inc.	580,419	26,890,812
Kilroy Realty Corp.	162,043	12,206,699
Kimco Realty Corp.	1,083,663	48,147,133
KKR Financial Corp.	447,426	12,004,440
LaSalle Hotel Properties	231,597	9,784,973
Lexington Corporate Properties Trust	388,320	8,271,216
Liberty Property Trust	429,490	20,701,418
Macerich Co. (The)	356,773	28,666,711
Mack-Cali Realty Corp.	337,585	17,858,246
Maguire Properties Inc.	259,679	11,103,874
Mills Corp.	138,082	2,522,758

64	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
Nationwide Health Properties Inc.	449,211	$12,910,324
New Century Financial Corp.	5,771	227,262
New Plan Excel Realty Trust Inc.	596,440	17,177,472
NovaStar Financial Inc.[2]	206,809	6,601,343
Pennsylvania Real Estate Investment Trust	237,212	10,223,837
Post Properties Inc.	249,699	12,230,257
ProLogis	1,225,255	77,521,884
Public Storage Inc.	645,959	57,948,982
Realty Income Corp.	535,245	14,130,468
Reckson Associates Realty Corp.	114,884	5,068,682
Redwood Trust Inc.	148,927	8,186,517
Regency Centers Corp.	95,750	6,909,320
Saxon Capital Inc.	176,120	2,492,098
Simon Property Group Inc.	1,079,176	104,787,990
SL Green Realty Corp.	218,490	26,448,215
Strategic Hotels & Resorts Inc.	120,311	2,559,015
Sunstone Hotel Investors Inc.	73,852	2,175,680
Taubman Centers Inc.	309,935	14,535,952
Thornburg Mortgage Inc.	554,516	14,239,971
United Dominion Realty Trust Inc.	773,960	25,053,085
Ventas Inc.	554,720	21,622,986
Vornado Realty Trust	651,494	77,690,660
Washington Real Estate Investment Trust	268,793	11,329,625
Weingarten Realty Investors	462,198	21,492,207

		1,657,943,963

TOTAL COMMON STOCKS (Cost: $1,767,951,014)		1,830,797,074
SHORT-TERM INVESTMENTS – 1.55%
CERTIFICATES OF DEPOSIT[3] – 0.06%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$150,524	150,524
Societe Generale
5.33%, 12/08/06	215,034	215,034
Washington Mutual Bank
5.36%, 11/13/06	537,586	537,586
Wells Fargo Bank N.A.
4.78%, 12/05/06	172,028	172,028

		1,075,172
COMMERCIAL PAPER[3] – 0.26%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	321,023	315,338
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	322,552	322,552
ASAP Funding Ltd.
5.29%, 11/02/06[4]	53,759	53,751
Atlantis One Funding
5.30%, 11/14/06[4]	295,044	294,480
Beta Finance Inc.
5.27%, 01/25/07[4]	43,007	42,472
Bryant Park Funding LLC
5.28%, 12/14/06[4]	67,886	67,458
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	109,005	108,797
Cantabric Finance LLC
5.26%, 01/25/07[4]	86,014	84,946
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	247,290	246,928
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	161,276	157,301
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	129,021	128,560
Curzon Funding LLC
5.29%, 11/17/06[4]	215,034	214,529
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	247,752	244,755
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	215,034	214,876

SCHEDULES OF INVESTMENT	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2006

Security	Principal	Value
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	$195,681	$192,825
Galleon Capital Corp.
5.27%, 12/18/06[4]	30,066	29,859
General Electric Capital Services Inc.
5.22%, 12/11/06	21,503	21,379
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	126,870	124,371
HBOS Treasury Services PLC
5.27%, 12/15/06	43,007	42,730
Landale Funding LLC
5.31%, 11/15/06[4]	167,727	167,381
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	386,249	385,980
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	138,697	138,412
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	279,545	274,241
Nestle Capital Corp.
5.19%, 08/09/07	129,021	123,794
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	339,724	339,724
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	114,570	113,237
Sedna Finance Inc.
5.22%, 04/17/07[4]	122,570	119,602
Sydney Capital Corp.
5.27%, 12/08/06[4]	5,129	5,101
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	107,517	106,303
Tulip Funding Corp.
5.29%, 11/15/06[4]	113,413	113,180

		4,794,862
MEDIUM-TERM NOTES[3] – 0.05%
Bank of America N.A.
5.28%, 04/20/07	53,759	53,759
Cullinan Finance Corp.
5.71%, 06/28/07[4]	161,276	161,276
K2 USA LLC
5.39%, 06/04/07[4]	161,276	161,276
Marshall & Ilsley Bank
5.18%, 12/15/06	215,034	215,124
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	251,590	251,590
US Bank N.A.
2.85%, 11/15/06	43,007	42,977

		886,002
MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	1,901,664	1,901,664

		1,901,664
REPURCHASE AGREEMENTS[3] – 0.29%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $430,133 (collateralized by non-U.S. Government debt securities, value $443,115, 4.70% to 8.75%, 7/30/10 to 11/15/25).	430,069	430,069
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $301,093 (collateralized by U.S. Government obligations, value $307,169, 5.50%, 10/1/21 to 10/1/36).	301,048	301,048

66	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2006

Security	Principal	Value
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $322,600 (collateralized by non-U.S. Government debt securities, value $354,926, 0.31% to 6.00%, 7/25/36 to 11/25/46).	$322,552	$322,552
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $21,506 (collateralized by non-U.S. Government debt securities, value $22,156, 6.00% to 6.70%, 12/15/10 to 4/15/12).	21,503	21,503
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $752,733 (collateralized by non-U.S. Government debt securities, value $790,509, 4.11% to 9.32%, 4/15/10 to 5/15/36).	752,621	752,621
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $236,574 (collateralized by non-U.S. Government debt securities, value $265,076, 0.00% to 10.00%, 5/27/33 to 10/31/36).	236,538	236,538
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $129,041 (collateralized by non-U.S. Government debt securities, value $142,733, 0.00% to 10.00%, 5/27/33 to 10/31/36).	129,021	129,021
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $430,133 (collateralized by non-U.S. Government debt securities, value $451,720, 0.00% to 9.00%, 5/1/17 to 9/25/46).	430,069	430,069
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $376,366 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $385,861, 0.00% to 7.32%, 11/2/06 to 3/25/45).	376,310	376,310
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $322,599 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $328,696, 0.00% to 7.32%, 11/2/06 to 3/25/45).	322,551	322,551
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $129,041 (collateralized by non-U.S. Government debt securities, value $135,516, 0.00% to 10.00%, 1/1/10).	129,021	129,021
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $107,533 (collateralized by non-U.S. Government debt securities, value $112,938, 5.26% to 5.35%, 7/1/24 to 6/1/46).	107,517	107,517

SCHEDULES OF INVESTMENT	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2006

Security	Principal	Value
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $53,767 (collateralized by non-U.S. Government debt securities, value $56,475, 6.25% to 7.63%, 9/15/13 to 6/1/16).	$53,759	$53,759
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $430,133 (collateralized by non-U.S. Government debt securities, value $443,122, 3.50% to 10.13%, 5/15/07 to 7/1/26).	430,069	430,069
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $215,066 (collateralized by non-U.S. Government debt securities, value $237,049, 5.50% to 10.39%, 6/17/08 to 6/25/36).	215,034	215,034
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $290,341 (collateralized by non-U.S. Government debt securities, value $307,113, 0.00% to 10.00%, 11/1/06 to 10/31/36).	290,297	290,297
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $155,500 (collateralized by non-U.S. Government debt securities, value $161,482, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	150,524	150,524
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $559,174 (collateralized by non-U.S. Government debt securities, value $587,235, 3.86% to 8.17%, 11/18/08 to 7/15/45).	559,090	559,090

		5,257,593
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	22,220	22,220

		22,220
VARIABLE & FLOATING RATE NOTES[3] – 0.79%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	550,495	550,559
American Express Bank
5.29%, 02/28/07	215,034	215,034
American Express Centurion Bank
5.41%, 07/19/07	236,538	236,733
American Express Credit Corp.
5.42%, 07/05/07	64,510	64,539
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	38,797	38,797
ASIF Global Financing
5.51%, 05/03/07[4]	21,503	21,509
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	139,772	139,772
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	311,800	311,810
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	548,338	548,360
BMW US Capital LLC
5.32%, 10/15/07[4]	215,034	215,034

68	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2006

Security	Principal	Value
BNP Paribas
5.36%, 05/18/07[4]	$397,814	$397,814
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	156,975	156,975
CC USA Inc.
5.37%, 07/30/07[4]	107,517	107,529
Commodore CDO Ltd.
5.47%, 06/12/07[4]	53,759	53,759
Credit Agricole SA
5.34%, 07/23/07	215,034	215,034
Credit Suisse First Boston NY
5.38%, 04/24/07	107,517	107,521
Cullinan Finance Corp.
5.36%, 04/25/07[4]	53,759	53,759
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	53,759	53,759
DEPFA Bank PLC
5.43%, 09/14/07	215,034	215,034
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	247,290	247,302
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	215,034	215,034
Fifth Third Bancorp
5.30%, 11/23/07[4]	430,069	430,069
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	215,034	215,020
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	225,786	225,829
Granite Master Issuer PLC
5.29%, 08/20/07[4]	752,621	752,621
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	172,028	172,048
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	322,552	322,592
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	215,034	215,034
Holmes Financing PLC
5.29%, 07/16/07[4]	376,310	376,310
JP Morgan Chase & Co.
5.29%, 08/02/07	161,276	161,276
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	161,276	161,270
Kestrel Funding LLC
5.30%, 07/11/07[4]	86,014	86,007
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	129,021	129,021
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	224,117	224,117
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	236,538	236,525
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	85,155	85,155
Marshall & Ilsley Bank
5.30%, 10/15/07	118,269	118,269
Master Funding LLC
5.35%, 04/25/07[4]	193,531	193,531
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	322,552	322,552
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	21,503	21,503
Monumental Global Funding II
5.38%, 12/27/06[4]	43,007	43,009
Mound Financing PLC
5.29%, 05/08/07[4]	202,132	202,132
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	774,124	774,116
National City Bank of Indiana
5.37%, 05/21/07	107,517	107,522

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2006

Security	Principal	Value
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	$709,614	$709,751
Newcastle Ltd.
5.34%, 04/24/07[4]	75,800	75,789
Northern Rock PLC
5.36%, 08/03/07[4]	258,041	258,046
Northlake CDO I
5.46%, 09/06/07[4]	64,510	64,510
Principal Life Global Funding I
5.82%, 02/08/07	96,766	96,888
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	311,800	311,794
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	215,034	215,034
Strips III LLC
5.37%, 07/24/07[4]	49,429	49,429
SunTrust Bank
5.29%, 05/01/07	215,034	215,041
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	524,684	524,646
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	301,048	301,048
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	288,160	288,160
Wachovia Bank N.A.
5.36%, 05/22/07	430,069	430,069
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	161,276	161,352
Wells Fargo & Co.
5.33%, 11/15/07[4]	107,517	107,523
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	161,276	161,276
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	645,103	644,996
Wind Master Trust
5.31%, 07/25/07[4]	86,014	86,014

		14,442,561

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,380,074)		28,380,074

TOTAL INVESTMENTS IN SECURITIES – 101.37% (Cost: $1,796,331,088)		1,859,177,148
Other Assets, Less Liabilities – (1.37)%		(25,134,337)

NET ASSETS – 100.00%		$1,834,042,811

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

70	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.92%
ADVERTISING – 0.02%
Getty Images Inc.[1]	309	$13,383

		13,383
AEROSPACE & DEFENSE – 2.57%
Boeing Co. (The)	3,397	271,284
Northrop Grumman Corp.	2,743	182,108
Raytheon Co.	1,399	69,880
Rockwell Collins Inc.	19,309	1,121,467

		1,644,739
AIRLINES – 0.43%
Southwest Airlines Co.	18,356	275,891

		275,891
APPAREL – 1.94%
Nike Inc. Class B	13,477	1,238,267

		1,238,267
AUTO MANUFACTURERS – 0.09%
Ford Motor Co.	6,889	57,041

		57,041
AUTO PARTS & EQUIPMENT – 0.28%
Johnson Controls Inc.	2,208	180,040

		180,040
BANKS – 7.96%
Bank of America Corp.	16,320	879,158
Comerica Inc.	960	55,862
First Horizon National Corp.	6,162	242,290
Northern Trust Corp.	3,276	192,367
State Street Corp.	4,786	307,405
Synovus Financial Corp.	17,152	503,926
TD Banknorth Inc.	16,810	497,240
UnionBanCal Corp.	628	36,160
Wells Fargo & Co.	65,646	2,382,293

		5,096,701
BEVERAGES – 2.43%
Hansen Natural Corp.[1]	1,015	32,226
Molson Coors Brewing Co. Class B	12,064	858,716
PepsiCo Inc.	10,456	663,329

		1,554,271
BIOTECHNOLOGY – 1.55%
Amgen Inc.[1]	7,960	604,244
Celgene Corp.[1]	661	35,324
Genentech Inc.[1]	3,847	320,455
Vertex Pharmaceuticals Inc.[1]	709	28,785

		988,808
BUILDING MATERIALS – 0.00%
USG Corp.[1]	23	1,124

		1,124
CHEMICALS – 3.51%
Air Products & Chemicals Inc.	6,971	485,670
Ecolab Inc.	21,643	981,510
Praxair Inc.	8,680	522,970
Rohm & Haas Co.	4,972	257,649

		2,247,799
COAL – 0.08%
Peabody Energy Corp.	1,265	53,092

		53,092
COMMERCIAL SERVICES – 0.33%
Block (H & R) Inc.	463	10,121
Convergys Corp.[1]	410	8,696
Manpower Inc.	1,540	104,366
Monster Worldwide Inc.[1]	144	5,833
Moody’s Corp.	383	25,393
ServiceMaster Co. (The)	559	6,333
United Rentals Inc.[1]	305	7,225
Weight Watchers International Inc.	956	41,682

		209,649
COMPUTERS – 7.10%
Apple Computer Inc.[1]	1,630	132,160
Dell Inc.[1]	11,469	279,041
Hewlett-Packard Co.	21,951	850,382
International Business Machines Corp.	34,765	3,209,852
Sun Microsystems Inc.[1]	13,760	74,717

		4,546,152
COSMETICS & PERSONAL CARE – 1.82%
Avon Products Inc.	3,027	92,051
Procter & Gamble Co.	16,946	1,074,207

		1,166,258

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2006

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.12%
Fastenal Co.	1,884	$75,812

		75,812
DIVERSIFIED FINANCIAL SERVICES – 8.89%
American Express Co.	56,146	3,245,800
Federal Home Loan Mortgage Corp.	16,991	1,172,209
Federal National Mortgage Association	13,515	800,899
Goldman Sachs Group Inc. (The)	1,139	216,171
SLM Corp.	5,251	255,619

		5,690,698
ELECTRIC – 1.89%
Consolidated Edison Inc.	1,739	84,081
Mirant Corp.[1]	1,616	47,785
Northeast Utilities	608	15,206
Progress Energy Inc.	21,557	991,622
TXU Corp.	1,088	68,685

		1,207,379
ELECTRONICS – 0.88%
Agilent Technologies Inc.[1]	15,572	554,363
Sanmina-SCI Corp.[1]	2,049	8,094

		562,457
FOOD – 3.62%
General Mills Inc.	31,835	1,808,865
Sysco Corp.	1,767	61,810
Whole Foods Market Inc.	7,025	448,476

		2,319,151
FOREST PRODUCTS & PAPER – 0.05%
International Paper Co.	912	30,415

		30,415
GAS – 0.65%
KeySpan Corp.	10,174	412,861

		412,861
HAND & MACHINE TOOLS – 0.10%
Lincoln Electric Holdings Inc.	1,086	66,778

		66,778
HEALTH CARE – PRODUCTS – 6.33%
Baxter International Inc.	14,142	650,108
Johnson & Johnson	47,337	3,190,514
Medtronic Inc.	2,026	98,626
Zimmer Holdings Inc.[1]	1,549	111,543

		4,050,791
HEALTH CARE – SERVICES – 0.67%
Aetna Inc.	1,789	73,743
LifePoint Hospitals Inc.[1]	673	23,891
Quest Diagnostics Inc.	4,864	241,935
UnitedHealth Group Inc.	625	30,487
WellPoint Inc.[1]	787	60,064
		430,120
HOME BUILDERS – 0.06%
Horton (D.R.) Inc.	1,712	40,112

		40,112
HOME FURNISHINGS – 0.40%
Whirlpool Corp.	2,940	255,574

		255,574
INSURANCE – 4.36%
Ambac Financial Group Inc.	1,879	156,878
Cincinnati Financial Corp.	10,028	457,778
Hartford Financial Services Group Inc. (The)	2,088	182,011
Nationwide Financial Services Inc.	9,937	505,992
Principal Financial Group Inc.	1,657	93,604
Prudential Financial Inc.	1,853	142,551
St. Paul Travelers Companies Inc.	24,028	1,228,552
UnumProvident Corp.	1,289	25,496

		2,792,862
INTERNET – 1.35%
eBay Inc.[1]	4,469	143,589
Expedia Inc.[1]	722	11,732
Google Inc. Class A1	756	360,151
Liberty Media Holding Corp. – Liberty Interactive Group Series A1	145	3,200
NutriSystem Inc.[1]	627	38,673
Symantec Corp.[1]	15,483	307,183

		864,528

72	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2006

Security	Shares	Value
IRON & STEEL – 0.74%
Allegheny Technologies Inc.	828	$65,188
Carpenter Technology Corp.	207	22,147
Nucor Corp.	4,040	235,976
Reliance Steel & Aluminum Co.	1,090	37,441
Steel Dynamics Inc.	533	32,039
United States Steel Corp.	1,218	82,337

		475,128
LEISURE TIME – 0.02%
Sabre Holdings Corp.	415	10,549

		10,549
LODGING – 0.44%
Harrah’s Entertainment Inc.	2,305	171,331
Las Vegas Sands Corp.[1]	616	46,939
Marriott International Inc. Class A	137	5,722
Wynn Resorts Ltd.[1]	796	58,538

		282,530
MACHINERY – 1.13%
Cummins Inc.	2,092	265,642
Deere & Co.	3,608	307,149
Graco Inc.	3,136	127,823
Terex Corp.[1]	434	22,464

		723,078
MANUFACTURING – 2.80%
Eastman Kodak Co.	22,889	558,492
3M Co.	15,644	1,233,373

		1,791,865
MEDIA – 2.46%
Cablevision Systems Corp.	663	18,425
Comcast Corp. Class A1	1,697	69,017
Liberty Global Inc. Class A1	2,226	58,410
McGraw-Hill Companies Inc. (The)	7,484	480,248
New York Times Co. Class A	7,696	186,012
Sirius Satellite Radio Inc.[1]	8,767	33,578
Univision Communications Inc. Class A1	9,107	319,291
Washington Post Co. (The) Class B	540	406,674

		1,571,655
METAL FABRICATE & HARDWARE – 0.47%
Commercial Metals Co.	4,565	121,475
Timken Co. (The)	5,864	176,213

		297,688
MINING – 0.09%
Alcoa Inc.	1,839	53,165
Newmont Mining Corp.	145	6,564

		59,729
OIL & GAS – 4.57%
Apache Corp.	5,359	350,050
Cheniere Energy Inc.[1]	256	6,738
Chesapeake Energy Corp.	12,386	401,802
Chevron Corp.	3,379	227,069
Denbury Resources Inc.[1]	2,160	62,078
Devon Energy Corp.	3,574	238,886
ENSCO International Inc.	598	29,284
EOG Resources Inc.	1,876	124,810
Hess Corp.	877	37,185
Marathon Oil Corp.	1,945	168,048
Newfield Exploration Co.[1]	3,278	133,710
Noble Energy Inc.	4,222	205,316
Occidental Petroleum Corp.	2,390	112,187
Pioneer Natural Resources Co.	4,253	173,225
Pride International Inc.[1]	313	8,642
Quicksilver Resources Inc.[1]	2,338	80,147
Range Resources Corp.	4,123	111,939
Southwestern Energy Co.[1]	1,993	70,911
Sunoco Inc.	20	1,323
Unit Corp.[1]	2,826	131,098
Valero Energy Corp.	3,513	183,835
XTO Energy Inc.	1,459	68,077

		2,926,360
OIL & GAS SERVICES – 0.79%
Baker Hughes Inc.	2,660	183,673
Global Industries Ltd.[1]	516	8,566
Halliburton Co.	77	2,491
Helix Energy Solutions Group Inc.[1]	471	15,213
Oceaneering International Inc.[1]	902	32,463
Smith International Inc.	5,320	210,034

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2006

Security	Shares	Value
Superior Energy Services Inc.[1]	1,279	$40,033
Tidewater Inc.	222	11,040

		503,513
PHARMACEUTICALS – 4.49%
Amylin Pharmaceuticals Inc.[1]	1,030	45,279
Bristol-Myers Squibb Co.	46,095	1,140,851
Express Scripts Inc.[1]	782	49,829
Medco Health Solutions Inc.[1]	267	14,284
Merck & Co. Inc.	18,450	837,999
Omnicare Inc.	93	3,523
Pfizer Inc.	29,422	784,096

		2,875,861
REAL ESTATE – 0.03%
Jones Lang LaSalle Inc.	214	19,688

		19,688
REAL ESTATE INVESTMENT TRUSTS – 0.33%
Duke Realty Corp.	577	23,115
General Growth Properties Inc.	1,218	63,214
HRPT Properties Trust	1,119	13,316
ProLogis	1,765	111,672

		211,317
RETAIL – 4.99%
Bed Bath & Beyond Inc.[1]	32	1,289
Best Buy Co. Inc.	4,742	261,995
Darden Restaurants Inc.	2,942	123,270
Dollar General Corp.	514	7,211
Gap Inc. (The)	47,034	988,655
McDonald’s Corp.	1,673	70,132
Nordstrom Inc.	2,972	140,724
Office Depot Inc.[1]	7,681	322,525
PetSmart Inc.	47	1,353
Staples Inc.	24,093	621,358
Starbucks Corp.[1]	11,817	446,092
Walgreen Co.	4,740	207,043
Wendy’s International Inc.	122	4,221

		3,195,868
SAVINGS & LOANS – 0.87%
Sovereign Bancorp Inc.	16,031	382,500
Washington Mutual Inc.	4,105	173,642

		556,142
SEMICONDUCTORS – 4.59%
Advanced Micro Devices Inc.[1]	6,689	142,275
Applied Materials Inc.	15,613	271,510
Atmel Corp.[1]	1,290	7,418
Intel Corp.	57,461	1,226,218
Lam Research Corp.[1]	2,769	136,927
LSI Logic Corp.[1]	1,387	13,939
Micron Technology Inc.[1]	2,520	36,414
Rambus Inc.[1]	253	4,190
Texas Instruments Inc.	36,182	1,091,973
Xilinx Inc.	213	5,434

		2,936,298
SOFTWARE – 5.00%
Adobe Systems Inc.[1]	7,768	297,126
BEA Systems Inc.[1]	17,618	286,645
Compuware Corp.[1]	1,515	12,181
Microsoft Corp.	77,522	2,225,657
Novell Inc.[1]	5,866	35,196
Red Hat Inc.[1]	883	14,464
Salesforce.com Inc.[1]	6,577	256,635
Total System Services Inc.	3,131	75,394

		3,203,298
TELECOMMUNICATIONS – 5.78%
American Tower Corp. Class A1	3,247	116,957
BellSouth Corp.	9,073	409,192
Ciena Corp.[1]	355	8,346
Cisco Systems Inc.[1]	45,543	1,098,953
Corning Inc.[1]	4,839	98,861
Crown Castle International Corp.[1]	1,937	65,180
JDS Uniphase Corp.[1]	504	7,323
Juniper Networks Inc.[1]	283	4,873
Leap Wireless International Inc.[1]	236	13,089
Level 3 Communications Inc.[1]	1,136	6,009
Lucent Technologies Inc.[1]	26,410	64,176
Motorola Inc.	31,557	727,704
NII Holdings Inc. Class B1	319	20,745
QUALCOMM Inc.	6,615	240,720
Telephone & Data Systems Inc.	4,463	218,018
Tellabs Inc.[1]	13,894	146,443

74	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2006

Security	Shares	Value
United States Cellular Corp.[1]	2,718	$172,348
Verizon Communications Inc.	7,538	278,906

		3,697,843
TRANSPORTATION – 0.85%
Ryder System Inc.	1,544	81,292
United Parcel Service Inc. Class B	6,141	462,724

		544,016

TOTAL COMMON STOCKS (Cost: $58,608,657)		63,955,179

SHORT-TERM INVESTMENTS – 0.16%
MONEY MARKET FUNDS – 0.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[2,3]	103,183	103,183

		103,183

TOTAL SHORT-TERM INVESTMENTS (Cost: $103,183)		103,183

TOTAL INVESTMENTS IN SECURITIES – 100.08% (Cost: $58,711,840)		64,058,362
Other Assets, Less Liabilities – (0.08)%		(49,174)

NET ASSETS – 100.00%		$64,009,188

[1]	Non-income earning security.

[2]	Affiliated issuer. See Note 2.

[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.92%
REAL ESTATE INVESTMENTTRUSTS – 99.92%
Alexandria Real Estate Equities Inc.	316,660	$31,571,002
AMB Property Corp.	931,965	54,436,076
Archstone-Smith Trust	2,439,832	146,902,285
AvalonBay Communities Inc.	872,891	114,401,094
Boston Properties Inc.	1,337,473	142,882,241
Camden Property Trust	625,910	50,523,455
CBL & Associates Properties Inc.	545,992	23,876,230
Cousins Properties Inc.	701,618	25,096,876
Developers Diversified Realty Corp.	1,312,092	79,906,403
Duke Realty Corp.	1,595,507	63,916,010
Equity Office Properties Trust	3,925,962	166,853,385
Equity Residential	3,382,501	184,718,380
Essex Property Trust Inc.	285,140	38,003,459
Federal Realty Investment Trust	518,206	41,534,211
General Growth Properties Inc.	2,592,250	134,537,775
Health Care Property Investors Inc.	1,498,580	47,055,412
Host Hotels & Resorts Inc.	5,461,680	125,946,341
Kimco Realty Corp.	2,697,567	119,852,902
Liberty Property Trust	983,552	47,407,206
Macerich Co. (The)	813,833	65,391,481
ProLogis	2,819,984	178,420,388
Public Storage Inc.	1,537,007	137,884,898
Reckson Associates Realty Corp.	1,037,017	45,753,190
Regency Centers Corp.	855,091	61,703,367
Simon Property Group Inc.	2,189,998	212,648,806
SL Green Realty Corp.	514,131	62,235,557
United Dominion Realty Trust Inc.	1,353,614	43,816,485
Ventas Inc.	1,063,657	41,461,350
Vornado Realty Trust	1,634,132	194,870,241
Weingarten Realty Investors	1,018,306	47,351,229

		2,730,957,735

TOTAL COMMON STOCKS (Cost: $2,058,497,342)		2,730,957,735

SHORT-TERM INVESTMENTS – 0.11%
MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[1,2]	2,884,911	2,884,911

		2,884,911

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,884,911)		2,884,911

TOTAL INVESTMENTS IN SECURITIES – 100.03% (Cost: $2,061,382,253)		2,733,842,646
Other Assets, Less Liabilities – (0.03)%		(766,854)

NET ASSETS – 100.00%		$2,733,075,792

[1]	Affiliated issuer. See Note 2.

[2]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

76	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2006

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Goods Sector Index Fund	Consumer Services Sector Index Fund	Financial Sector Index Fund	Industrial Sector Index Fund	Financial Services Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$441,860,147	$334,928,637	$261,192,092	$500,522,848	$259,868,785	$442,878,507

Affiliated issuers[a]	$1,398,453	$262,131	$462,445	$653,126	$472,076	$668,923

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$465,385,494	$348,627,287	$259,077,243	$557,869,988	$287,652,810	$472,283,458
Affiliated issuers[a]	1,398,453	262,131	462,445	653,126	472,076	668,923
Receivables:
Investment securities sold	—	—	—	1,248,233	—	814,659
Dividends and interest	368,735	464,463	44,734	436,232	179,417	554,248
Capital shares sold	—	—	—	243,744	—	306,613

Total Assets	467,152,682	349,353,881	259,584,422	560,451,323	288,304,303	474,627,901

LIABILITIES
Payables:
Investment securities purchased	1,011,890	—	991,584	1,466,999	—	797,209
Collateral for securities on loan (Note 5)	6,723,017	4,903,188	1,935,453	1,972,974	291,183	922,217
Capital shares redeemed	—	—	—	—	—	588,673
Investment advisory fees (Note 2)	183,855	143,413	102,148	199,612	117,504	212,156

Total Liabilities	7,918,762	5,046,601	3,029,185	3,639,585	408,687	2,520,255

NET ASSETS	$459,233,920	$344,307,280	$256,555,237	$556,811,738	$287,895,616	$472,107,646

Net assets consist of:
Paid-in capital	$417,259,785	$335,794,217	$261,407,658	$501,844,574	$264,123,963	$431,036,279
Undistributed net investment income	1,394,463	350,614	1,788	875,007	76,739	912,934
Undistributed net realized gain (accumulated net realized loss)	17,054,325	(5,536,201)	(2,739,360)	(3,254,983)	(4,089,111)	10,753,482
Net unrealized appreciation (depreciation)	23,525,347	13,698,650	(2,114,849)	57,347,140	27,784,025	29,404,951

NET ASSETS	$459,233,920	$344,307,280	$256,555,237	$556,811,738	$287,895,616	$472,107,646

Shares outstanding	8,050,000	5,900,000	3,900,000	4,900,000	4,550,000	3,650,000

Net asset value per share	$57.05	$58.36	$65.78	$113.64	$63.27	$129.34

[a]	See Note 2.

[b]	Securities on loan with market values of $6,560,531, $4,778,919, $1,864,664, $1,920,281, $282,507 and $901,352, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	77

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2006

	iShares Dow Jones U.S.	iShares KLD	iShares Cohen & Steers
	Real Estate Index Fund	Select SocialSM Index Fund	Realty Majors Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,794,429,424	$58,608,657	$2,058,497,342

Affiliated issuers[a]	$1,901,664	$103,183	$2,884,911

Investments in securities, at value (including securities on loan b) (Note 1):
Unaffiliated issuers	$1,857,275,484	$63,955,179	$2,730,957,735
Affiliated issuers[a]	1,901,664	103,183	2,884,911
Receivables:
Investment securities sold	735,345	–	–
Dividends and interest	1,225,901	86,185	17,023
Capital shares sold	152,386	–	23,896

Total Assets	1,861,290,780	64,144,547	2,733,883,565

LIABILITIES
Payables:
Investment securities purchased	104,805	108,573	–
Collateral for securities on loan (Note 5)	26,478,410	–	–
Capital shares redeemed	9,892	–	20,749
Investment advisory fees (Note 2)	654,862	26,786	787,024

Total Liabilities	27,247,969	135,359	807,773

NET ASSETS	$1,834,042,811	$64,009,188	$2,733,075,792

Net assets consist of:
Paid-in capital	$1,654,549,430	$52,099,385	$2,018,883,654
Undistributed (distributions in excess of) net investment income	(6,979,116)	65,720	(5,248,517)
Undistributed net realized gain	123,626,437	6,497,561	46,980,262
Net unrealized appreciation	62,846,060	5,346,522	672,460,393

NET ASSETS	$1,834,042,811	$64,009,188	$2,733,075,792

Shares outstanding	22,300,000	1,100,000	27,900,000

Net asset value per share	$82.24	$58.19	$97.96

[a]	See Note 2.

[b]	Securities on loan with market values of $25,625,552, $– and $–, respectively. See Note 5.

See notes to the financial statements.

78	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2006

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Goods Sector Index Fund	Consumer Services Sector Index Fund	Financial Sector Index Fund	Industrial Sector Index Fund	Financial Services Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$6,717,238	$3,851,381	$995,236	$5,119,856	$2,414,202	$3,556,671
Interest from affiliated issuers[b]	13,471	7,004	4,994	12,296	6,332	9,091
Securities lending income	44,569	31,822	10,225	19,630	2,048	8,836

Total investment income	6,775,278	3,890,207	1,010,455	5,151,782	2,422,582	3,574,598

EXPENSES
Investment advisory fees (Note 2)	1,153,384	805,359	564,511	1,029,379	714,000	724,754

Total expenses	1,153,384	805,359	564,511	1,029,379	714,000	724,754

Net investment income	5,621,894	3,084,848	445,944	4,122,403	1,708,582	2,849,844

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(4,687,821)	(913,382)	(2,262,885)	(574,375)	(1,578,700)	(692,177)
In-kind redemptions	24,497,875	5,742,806	5,204,565	—	7,554,530	13,501,302

Net realized gain (loss)	19,810,054	4,829,424	2,941,680	(574,375)	5,975,830	12,809,125

Net change in unrealized appreciation (depreciation)	(39,580,404)	18,429,221	12,006,619	23,426,061	(13,183,079)	12,154,889

Net realized and unrealized gain (loss)	(19,770,350)	23,258,645	14,948,299	22,851,686	(7,207,249)	24,964,014

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,148,456)	$26,343,493	$15,394,243	$26,974,089	$(5,498,667)	$27,813,858

[a]	Net of foreign withholding tax of $—, $—, $—, $2,328, $— and $1,232, respectively.

[b]	See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	79

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2006

	iShares Dow Jones U.S.	iShares KLD	iShares Cohen & Steers
	Real Estate Index Fund	Select SocialSM Index Fund	Realty Majors Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$25,334,468	$918,267	$37,003,889
Interest from affiliated issuers[b]	47,159	2,270	68,890
Securities lending income	423,494	—	645

Total investment income	25,805,121	920,537	37,073,424

EXPENSES
Investment advisory fees (Note 2)	3,413,228	241,003	4,004,308

Total expenses	3,413,228	241,003	4,004,308

Net investment income	22,391,893	679,534	33,069,116

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(9,940,670)	(864,399)	(5,160,302)
In-kind redemptions	133,859,954	8,029,393	57,016,487

Net realized gain	123,919,284	7,164,994	51,856,185

Net change in unrealized appreciation (depreciation)	97,200,201	(4,525,416)	361,835,322

Net realized and unrealized gain	221,119,485	2,639,578	413,691,507

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$243,511,378	$3,319,112	$446,760,623

[a]	Net of foreign withholding tax of $29,209, $— and $—, respectively.

[b]	See Note 2.

See notes to the financial statements.

80	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Basic Materials Sector Index Fund		iShares Dow Jones U.S. Consumer Goods Sector Index Fund		iShares Dow Jones U.S. Consumer Services Sector Index Fund
	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,621,894	$7,266,180	$3,084,848	$7,311,799	$445,944	$638,457
Net realized gain	19,810,054	19,223,386	4,829,424	24,188,349	2,941,680	10,653,860
Net change in unrealized appreciation (depreciation)	(39,580,404)	70,140,071	18,429,221	(1,944,352)	12,006,619	15,934,550

Net increase (decrease) in net assets resulting from operations	(14,148,456)	96,629,637	26,343,493	29,555,796	15,394,243	27,226,867

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,676,673)	(7,246,631)	(3,084,109)	(7,313,411)	(444,156)	(635,586)
Return of capital	—	—	—	—	—	(15,882)

Total distributions to shareholders	(4,676,673)	(7,246,631)	(3,084,109)	(7,313,411)	(444,156)	(651,468)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	96,154,212	152,547,024	31,029,853	136,434,722	75,071,403	156,360,704
Cost of shares redeemed	(120,910,086)	(151,969,377)	(54,967,522)	(234,795,591)	(89,130,747)	(178,483,492)
Net increase (decrease) in net assets from capital share transactions	(24,755,874)	577,647	(23,937,669)	(98,360,869)	(14,059,344)	(22,122,788)

INCREASE (DECREASE) IN NET ASSETS	(43,581,003)	89,960,653	(678,285)	(76,118,484)	890,743	4,452,611
NET ASSETS
Beginning of period	502,814,923	412,854,270	344,985,565	421,104,049	255,664,494	251,211,883

End of period	$459,233,920	$502,814,923	$344,307,280	$344,985,565	$256,555,237	$255,664,494

Undistributed net investment income included in net assets at end of period	$1,394,463	$449,242	$350,614	$349,875	$1,788	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,700,000	2,850,000	550,000	2,550,000	1,250,000	2,650,000
Shares redeemed	(2,200,000)	(3,050,000)	(1,000,000)	(4,400,000)	(1,500,000)	(3,000,000)

Net decrease in shares outstanding	(500,000)	(200,000)	(450,000)	(1,850,000)	(250,000)	(350,000)

See notes to the financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Financial Sector Index Fund		iShares Dow Jones U.S. Industrial Sector Index Fund		iShares Dow Jones U.S. Financial Services Index Fund
	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,122,403	$7,988,821	$1,708,582	$2,567,480	$2,849,844	$4,324,290
Net realized gain (loss)	(574,375)	38,623,126	5,975,830	11,578,853	12,809,125	14,577,785
Net change in unrealized appreciation (depreciation)	23,426,061	22,926,096	(13,183,079)	34,965,136	12,154,889	13,173,532

Net increase (decrease) in net assets resulting from operations	26,974,089	69,538,043	(5,498,667)	49,111,469	27,813,858	32,075,607

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,221,671)	(7,497,030)	(1,631,843)	(2,579,425)	(2,523,801)	(4,215,839)

Total distributions to shareholders	(4,221,671)	(7,497,030)	(1,631,843)	(2,579,425)	(2,523,801)	(4,215,839)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	137,822,510	201,531,038	47,568,087	68,232,422	324,918,052	327,087,046
Cost of shares redeemed	—	(167,241,850)	(38,618,142)	(65,526,418)	(89,533,777)	(285,158,247)

Net increase in net assets from capital share transactions	137,822,510	34,289,188	8,949,945	2,706,004	235,384,275	41,928,799

INCREASE IN NET ASSETS	160,574,928	96,330,201	1,819,435	49,238,048	260,674,332	69,788,567
NET ASSETS
Beginning of period	396,236,810	299,906,609	286,076,181	236,838,133	211,433,314	141,644,747

End of period	$556,811,738	$396,236,810	$287,895,616	$286,076,181	$472,107,646	$211,433,314

Undistributed net investment income included in net assets at end of period	$875,007	$974,275	$76,739	$—	$912,934	$586,891

SHARES ISSUED AND REDEEMED
Shares sold	1,250,000	2,000,000	750,000	1,150,000	2,650,000	3,000,000
Shares redeemed	—	(1,650,000)	(650,000)	(1,150,000)	(700,000)	(2,650,000)

Net increase in shares outstanding	1,250,000	350,000	100,000	—	1,950,000	350,000

See notes to the financial statements.

82	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Real Estate Index Fund		iShares KLD Select SocialSM Index Fund		iShares Cohen & Steers Realty Majors Index Fund
	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006[a]	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006[a]
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$22,391,893	$43,593,962	$679,534	$1,255,469	$33,069,116	$60,742,153
Net realized gain	123,919,284	195,916,618	7,164,994	1,267,157	51,856,185	180,290,785
Net change in unrealized appreciation (depreciation)	97,200,201	(13,506,368)	(4,525,416)	10,494,906	361,835,322	162,730,939

Net increase in net assets resulting from operations	243,511,378	226,004,212	3,319,112	13,017,532	446,760,623	403,763,877

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,543,589)	(27,887,668)	(758,173)	(1,138,122)	(36,484,050)	(41,130,863)
From net realized gain	—	(7,911,258)	—	—	—	(149,937)
Return of capital	—	(10,952,378)	—	—	—	(23,729,232)

Total distributions to shareholders	(27,543,589)	(46,751,304)	(758,173)	(1,138,122)	(36,484,050)	(65,010,032)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,164,120,261	7,982,932,588	13,441,029	86,944,558	494,423,929	1,101,332,967
Cost of shares redeemed	(4,782,302,969)	(7,662,711,155)	(81,967,326)	(10,518,191)	(205,531,074)	(704,260,687)

Net increase (decrease) in net assets from capital share transactions	381,817,292	320,221,433	(68,526,297)	76,426,367	288,892,855	397,072,280

INCREASE (DECREASE) IN NET ASSETS	597,785,081	499,474,341	(65,965,358)	88,305,777	699,169,428	735,826,125
NET ASSETS
Beginning of period	1,236,257,730	736,783,389	129,974,546	41,668,769	2,033,906,364	1,298,080,239

End of period	$1,834,042,811	$1,236,257,730	$64,009,188	$129,974,546	$2,733,075,792	$2,033,906,364

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,979,116)	$(1,827,420)	$65,720	$144,359	$(5,248,517)	$(1,833,583)

SHARES ISSUED AND REDEEMED
Shares sold	69,600,000	120,200,000	250,000	1,700,000	5,650,000	14,650,000
Shares redeemed	(64,700,000)	(115,200,000)	(1,500,000)	(200,000)	(2,400,000)	(9,500,000)

Net increase (decrease) in shares outstanding	4,900,000	5,000,000	(1,250,000)	1,500,000	3,250,000	5,150,000

[a]	Share transactions were adjusted to reflect a two–for–one stock split effective June 9, 2005.

See notes to the financial statements.

FINANCIAL STATEMENTS	83

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Basic Materials Sector Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of period	$58.81	$47.18	$42.25	$34.41	$39.99	$39.24

Income from investment operations:
Net investment income	0.65[a]	0.94	0.72	0.66	0.70	0.55
Net realized and unrealized gain (loss)[b]	(1.87)	11.63	4.94	7.86	(5.62)	0.73

Total from investment operations	(1.22)	12.57	5.66	8.52	(4.92)	1.28

Less distributions from:
Net investment income	(0.54)	(0.94)	(0.73)	(0.68)	(0.66)	(0.53)

Total distributions	(0.54)	(0.94)	(0.73)	(0.68)	(0.66)	(0.53)

Net asset value, end of period	$57.05	$58.81	$47.18	$42.25	$34.41	$39.99

Total return	(2.00)%[c]	26.99%	13.41%	24.85%	(12.30)%	3.38%

Ratios/Supplemental data:
Net assets, end of period (000s)	$459,234	$502,815	$412,854	$316,839	$99,779	$57,989
Ratio of expenses to average net assets[d]	0.48%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	2.34%	1.83%	1.53%	1.70%	2.10%	1.42%
Portfolio turnover rate[e]	3%	6%	6%	7%	6%	9%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

84	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of period	$54.33	$51.35	$52.17	$39.96	$47.91	$40.55

Income from investment operations:
Net investment income	0.51[a]	0.91	0.76	0.65	0.69	0.49
Net realized and unrealized gain (loss)[b]	4.04	2.97	(0.82)	12.32	(8.04)	7.41

Total from investment operations	4.55	3.88	(0.06)	12.97	(7.35)	7.90

Less distributions from:
Net investment income	(0.52)	(0.90)	(0.76)	(0.76)	(0.60)	(0.54)

Total distributions	(0.52)	(0.90)	(0.76)	(0.76)	(0.60)	(0.54)

Net asset value, end of period	$58.36	$54.33	$51.35	$52.17	$39.96	$47.91

Total return	8.43%[c]	7.59%	(0.09)%	32.73%	(15.40)%	19.65%

Ratios/Supplemental data:
Net assets, end of period (000s)	$344,307	$344,986	$421,104	$289,569	$87,918	$114,974
Ratio of expenses to average net assets[d]	0.48%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.84%	1.71%	1.54%	1.53%	1.57%	1.46%
Portfolio turnover rate[e]	3%	6%	9%	5%	28%	8%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Services Sector Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of period	$61.61	$55.82	$55.54	$45.54	$55.05	$59.88

Income from investment operations:
Net investment income	0.12[a]	0.16	0.15	0.10	0.05	0.02
Net realized and unrealized gain (loss)[b]	4.16	5.79	0.29	10.00	(9.50)	(4.80)

Total from investment operations	4.28	5.95	0.44	10.10	(9.45)	(4.78)

Less distributions from:
Net investment income	(0.11)	(0.16)	(0.15)	(0.10)	(0.05)	—
Return of capital	–	(0.00)[c]	(0.01)	(0.00)[c]	(0.01)	(0.05)

Total distributions	(0.11)	(0.16)	(0.16)	(0.10)	(0.06)	(0.05)

Net asset value, end of period	$65.78	$61.61	$55.82	$55.54	$45.54	$55.05

Total return	6.97%[d]	10.66%	0.79%	22.21%	(17.17)%	(7.98)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$256,555	$255,664	$251,212	$219,387	$129,776	$129,362
Ratio of expenses to average net assets[e]	0.48%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets[e]	0.38%	0.26%	0.25%	0.19%	0.11%	(0.05)%
Portfolio turnover rate[f]	4%	6%	13%	6%	10%	4%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Rounds to less than $0.01.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

86	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Sector Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of period	$108.56	$90.88	$87.48	$72.29	$81.20	$81.78

Income from investment operations:
Net investment income	1.04[a]	2.17	1.95	1.65	1.31	1.11
Net realized and unrealized gain (loss)[b]	5.09	17.57	3.22	15.09	(8.94)	(0.61)

Total from investment operations	6.13	19.74	5.17	16.74	(7.63)	0.50

Less distributions from:
Net investment income	(1.05)	(2.06)	(1.77)	(1.55)	(1.28)	(1.08)

Total distributions	(1.05)	(2.06)	(1.77)	(1.55)	(1.28)	(1.08)

Net asset value, end of period	$113.64	$108.56	$90.88	$87.48	$72.29	$81.20

Total return	5.71%[c]	21.96%	5.89%	23.29%	(9.33)%	0.66%

Ratios/Supplemental data:
Net assets, end of period (000s)	$556,812	$396,237	$299,907	$258,081	$148,203	$121,796
Ratio of expenses to average net assets[d]	0.48%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.92%	2.26%	2.23%	2.08%	1.94%	1.49%
Portfolio turnover rate[e]	3%	6%	7%	7%	28%	4%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Industrial Sector Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of period	$64.29	$53.22	$48.43	$38.60	$45.75	$53.99

Income from investment operations:
Net investment income	0.35[a]	0.62	0.49	0.39	0.38	0.29
Net realized and unrealized gain (loss)[b]	(1.03)	11.07	4.79	9.84	(7.15)	(8.23)

Total from investment operations	(0.68)	11.69	5.28	10.23	(6.77)	(7.94)

Less distributions from:
Net investment income	(0.34)	(0.62)	(0.49)	(0.40)	(0.38)	(0.30)
Return of capital	—	—	—	(0.00)[c]	—	—

Total distributions	(0.34)	(0.62)	(0.49)	(0.40)	(0.38)	(0.30)

Net asset value, end of period	$63.27	$64.29	$53.22	$48.43	$38.60	$45.75

Total return	(1.03)%[d]	22.07%	10.90%	26.56%	(14.75)%	(14.72)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$287,896	$286,076	$236,838	$157,384	$81,051	$84,634
Ratio of expenses to average net assets[e]	0.48%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	1.15%	1.06%	0.97%	0.94%	1.03%	0.56%
Portfolio turnover rate[f]	3%	7%	5%	3%	12%	27%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Rounds to less than $0.01.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

88	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Services Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of period	$124.37	$104.92	$100.61	$83.54	$92.45	$93.67

Income from investment operations:
Net investment income	1.17[a]	2.57[a]	2.22	2.12	1.41	1.22
Net realized and unrealized gain (loss)[b]	4.78	19.39	4.25	16.93	(8.90)	(1.26)

Total from investment operations	5.95	21.96	6.47	19.05	(7.49)	(0.04)

Less distributions from:
Net investment income	(0.98)	(2.51)	(2.16)	(1.98)	(1.42)	(1.18)

Total distributions	(0.98)	(2.51)	(2.16)	(1.98)	(1.42)	(1.18)

Net asset value, end of period	$129.34	$124.37	$104.92	$100.61	$83.54	$92.45

Total return	4.86%[c]	21.21%	6.44%	22.91%	(8.02)%	0.00%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$472,108	$211,433	$141,645	$110,671	$116,957	$60,092
Ratio of expenses to average net assets[e]	0.48%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	1.89%	2.29%	2.20%	2.08%	1.90%	1.46%
Portfolio turnover rate[f]	4%	9%	7%	7%	41%	3%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Rounds to less than 0.01%.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Real Estate Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006[a]	Year ended Apr. 30, 2005[a]	Year ended Apr. 30, 2004[a]	Year ended Apr. 30, 2003[a]	Year ended Apr. 30, 2002[a]
Net asset value, beginning of period	$71.05	$59.42	$46.57	$39.84	$42.76	$38.61

Income from investment operations:
Net investment income[b]	1.18	2.58	2.56[c]	2.25[c]	2.13[c]	2.15[c]
Net realized and unrealized gain (loss)[d]	11.36	11.66	12.85[c]	7.16[c]	(2.61)[c]	4.48[c]

Total from investment operations	12.54	14.24	15.41	9.41	(0.48)	6.63

Less distributions from:
Net investment income	(1.35)	(1.56)	(1.77)	(1.82)	(1.99)	(2.27)
Net realized gain	—	(0.44)	—	—	—	—
Return of capital	—	(0.61)	(0.79)	(0.86)	(0.45)	(0.21)

Total distributions	(1.35)	(2.61)	(2.56)	(2.68)	(2.44)	(2.48)

Net asset value, end of period	$82.24	$71.05	$59.42	$46.57	$39.84	$42.76

Total return	17.91%[e]	24.42%	33.62%	23.66%	(0.98)%	17.83%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,834,043	$1,236,258	$736,783	$419,089	$195,203	$106,905
Ratio of expenses to average net assets[f]	0.48%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[f]	3.15%	3.92%	4.56%[c]	4.68%[c]	5.42%[c]	5.32%[c]
Portfolio turnover rate[g]	7%	19%	16%	20%	21%	10%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.

[b]	Based on average shares outstanding throughout each period.

[c]	As restated. See Note 6.

[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[e]	Not annualized.

[f]	Annualized for periods of less than one year.

[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

90	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares KLD Select SocialSM Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Period from Jan. 24, 2005[a] to Apr. 30, 2005
Net asset value, beginning of period	$55.31	$49.02	$49.69

Income from investment operations:
Net investment income	0.39 [b]	0.67	0.18
Net realized and unrealized gain (loss)[c]	3.01	6.26	(0.71)

Total from investment operations	3.40	6.93	(0.53)

Less distributions from:
Net investment income	(0.52)	(0.64)	(0.14)

Total distributions	(0.52)	(0.64)	(0.14)

Net asset value, end of period	$58.19	$55.31	$49.02

Total return	6.21%[d]	14.20%	(1.07)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$64,009	$129,975	$41,669
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.41%	1.32%	1.16%
Portfolio turnover rate[f]	29%	46%	3%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers Realty Majors Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006[a]	Year ended Apr. 30, 2005[a]	Year ended Apr. 30, 2004[a]	Year ended Apr. 30, 2003[a]	Year ended Apr. 30, 2002[a]
Net asset value, beginning of period	$82.51	$66.57	$50.31	$42.50	$44.84	$40.05

Income from investment operations:
Net investment income[b]	1.27	2.68	2.67 [d]	2.42 [d]	2.26 [d]	2.22 [d]
Net realized and unrealized gain (loss)[c]	15.56	16.13	16.45 [d]	8.14 [d]	(2.12)[d]	5.17 [d]

Total from investment operations	16.83	18.81	19.12	10.56	0.14	7.39

Less distributions from:
Net investment income	(1.38)	(1.82)	(2.01)	(1.94)	(1.88)	(2.39)
Net realized gain	—	(0.00)[e]	—	—	—	—
Return of capital	—	(1.05)	(0.85)	(0.81)	(0.60)	(0.21)

Total distributions	(1.38)	(2.87)	(2.86)	(2.75)	(2.48)	(2.60)

Net asset value, end of period	$97.96	$82.51	$66.57	$50.31	$42.50	$44.84

Total return	20.64%[f]	28.76%	38.61%	24.97%	0.46%	19.05%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,733,076	$2,033,906	$1,298,080	$724,446	$267,732	$89,684
Ratio of expenses to average net assets[g]	0.35%	0.35%	0.35%	0.35%	0.35%[h]	0.35%
Ratio of net investment income to average net assets[g]	2.89%	3.55%	4.36%[d]	4.67%[d]	5.46%[d,h]	5.20%[d]
Portfolio turnover rate[i]	6%	18%	28%	15%	13%	15%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.

[b]	Based on average shares outstanding throughout each period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	As restated. See Note 6.

[e]	Rounds to less than $0.01.

[f]	Not annualized.

[g]	Annualized for periods of less than one year.

[h]	Includes voluntary reimbursement from the investment adviser. If such reimbursement had not been made, the ratios of expenses to average net assets and net investment income to average net assets would have been 0.36% and 5.45%, respectively.

[i]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

92	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of October 31, 2006, the Trust offered 92 investment portfolios or funds.

These financial statements relate only to the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Real Estate, iShares KLD Select SocialSM and iShares Cohen & Steers Realty Majors Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares KLD Select SocialSM Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is

NOTES TO THE FINANCIAL STATEMENTS	93

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2006.

The Funds had tax basis net capital loss carryforwards as of April 30, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Dow Jones U.S. Basic Materials Sector	$—	$—	$164,820	$213,728	$—	$—	$378,548
Dow Jones U.S. Consumer Goods Sector	12,169	410,794	786,981	439,017	331,603	6,571,402	8,551,966
Dow Jones U.S. Consumer Services Sector	—	214,348	640,467	434,021	590,495	2,292,509	4,171,840
Dow Jones U.S. Financial Sector	—	—	—	775,502	—	—	775,502
Dow Jones U.S. Industrial Sector	—	1,765,263	1,969,601	—	3,141,753	—	6,876,617
Dow Jones U.S. Financial Services	—	—	359,555	836,670	—	—	1,196,225
KLD Select SocialSM	—	—	—	—	—	228,408	228,408

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2006, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2006 are disclosed in the Funds’ Statements of Operations.

94	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Basic Materials Sector	$445,963,221	$47,135,850	$(26,288,124)	$20,847,726
Dow Jones U.S. Consumer Goods Sector	336,151,631	31,729,537	(18,991,750)	12,737,787
Dow Jones U.S. Consumer Services Sector	262,828,387	18,356,826	(21,645,525)	(3,288,699)
Dow Jones U.S. Financial Sector	503,485,679	60,830,404	(5,792,969)	55,037,435
Dow Jones U.S. Industrial Sector	264,090,312	30,033,476	(5,998,902)	24,034,574
Dow Jones U.S. Financial Services	444,907,559	30,073,192	(2,028,370)	28,044,822
Dow Jones U.S. Real Estate	1,802,477,381	64,840,869	(8,141,102)	56,699,767
KLD Select SocialSM	58,931,804	5,957,916	(831,358)	5,126,558
Cohen & Steers Realty Majors	2,070,585,590	663,257,056	—	663,257,056

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Dow Jones U.S. Basic Materials Sector	0.48%
Dow Jones U.S. Consumer Goods Sector	0.48
Dow Jones U.S. Consumer Services Sector	0.48
Dow Jones U.S. Financial Sector	0.48
Dow Jones U.S. Industrial Sector	0.48
Dow Jones U.S. Financial Services	0.48
Dow Jones U.S. Real Estate	0.48
KLD Select SocialSM	0.50
Cohen & Steers Realty Majors	0.35

NOTES TO THE FINANCIAL STATEMENTS	95

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Prior to May 1, 2006, BGFA was entitled to receive an annual investment advisory fee of 0.60% from each of the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services and iShares Dow Jones U.S. Real Estate Index Funds.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Basic Materials Sector	$44,569
Dow Jones U.S. Consumer Goods Sector	31,822
Dow Jones U.S. Consumer Services Sector	10,225
Dow Jones U.S. Financial Sector	19,630
Dow Jones U.S. Industrial Sector	2,048
Dow Jones U.S. Financial Services	8,836
Dow Jones U.S. Real Estate	423,494
Cohen & Steers Realty Majors	645

Cross trades for the six months ended October 31, 2006, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

96	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the six months ended October 31, 2006.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Dow Jones U.S. Basic Materials Sector
IMMF	752	65,034	64,388	1,398	$1,398,453	$13,471
Dow Jones U.S. Consumer Goods Sector
IMMF	30	33,540	33,308	262	262,131	7,004
Dow Jones U.S. Consumer Services Sector
IMMF	476	24,163	24,177	462	462,445	4,994
Dow Jones U.S. Financial Sector
IMMF	378	59,267	58,992	653	653,126	12,296
Dow Jones U.S. Industrial Sector
IMMF	191	30,441	30,160	472	472,076	6,332
Dow Jones U.S. Financial Services
IMMF	111	42,995	42,437	669	668,923	9,091
Dow Jones U.S. Real Estate
IMMF	3,000	239,633	240,731	1,902	1,901,664	47,159
KLD Select SocialSM
IMMF	19	11,118	11,034	103	103,183	2,270
Cohen & Steers Realty Majors
IMMF	1,688	334,218	333,021	2,885	2,884,911	68,890

As of October 31, 2006, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

NOTES TO THE FINANCIAL STATEMENTS	97

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2006 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Basic Materials Sector	$19,629,888	$16,405,606
Dow Jones U.S. Consumer Goods Sector	8,730,117	9,023,833
Dow Jones U.S. Consumer Services Sector	10,969,145	10,180,098
Dow Jones U.S. Financial Sector	13,673,254	13,578,881
Dow Jones U.S. Industrial Sector	9,328,340	9,573,780
Dow Jones U.S. Financial Services	12,863,052	12,422,571
Dow Jones U.S. Real Estate	101,635,144	98,133,903
KLD Select SocialSM	27,504,821	28,010,533
Cohen & Steers Realty Majors	162,689,221	129,230,881

In-kind transactions (see Note 4) for the six months ended October 31, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Basic Materials Sector	$93,316,138	$120,643,575
Dow Jones U.S. Consumer Goods Sector	30,989,043	54,821,984
Dow Jones U.S. Consumer Services Sector	74,906,417	89,057,444
Dow Jones U.S. Financial Sector	137,330,944	–
Dow Jones U.S. Industrial Sector	47,500,358	38,574,429
Dow Jones U.S. Financial Services	322,445,056	87,488,735
Dow Jones U.S. Real Estate	5,127,224,178	4,754,618,374
KLD Select SocialSM	13,419,680	81,432,383
Cohen & Steers Realty Majors	455,338,714	203,482,171

4.	CAPITAL SHARE TRANSACTIONS

As of October 31, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

98	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of October 31, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of October31, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6.	RESTATEMENT

In preparing the 2006 financial statements of the iShares Dow Jones U.S. Real Estate Index Fund and iShares Cohen & Steers Realty Majors Index Fund, management determined that it had misclassified returns of capital on distributions received from REIT securities held in the fund portfolio in prior years by recording them as income rather than as an adjustment to the cost of the security. This misclassification had no impact on amounts previously reported for net asset value, distributions paid, total return, portfolio turn overrate, security valuation, or net change in net assets from operations. These financial statements have been restated to correct for the classification of amounts reported for the net investment income per share, net realized and unrealized gain (loss) on investments per share and the ratio of net investment income to average net assets for the years ended prior to April 30, 2006 in the Financial Highlights.

The amounts before and after the restatement for the iShares Dow Jones U.S. Real Estate Index Fund and iShares Cohen & Steers Realty Majors Index Fund are shown in the tables below:

Financial Highlights	Year Ended	As originally reported	Restated	As originally reported	Restated
Net investment income per share	2005	$2.57	$2.56	$2.91	$2.67
	2004	2.49	2.25	2.63	2.42
	2003	2.52	2.13	2.30	2.26
	2002	2.28	2.15	2.40	2.22
Net realized and unrealized gain (loss) per share	2005	12.84	12.85	16.21	16.45
	2004	6.92	7.16	7.93	8.14
	2003	(3.00)	(2.61)	(2.16)	(2.12)
	2002	4.35	4.48	4.99	5.17
Ratio of net investment income to average net assets	2005	5.35%	4.56%	4.97%	4.36%
	2004	5.58%	4.68%	5.28%	4.67%
	2003	6.40%	5.42%	6.17%	5.46%
	2002	5.97%	5.32%	5.80%	5.20%

NOTES TO THE FINANCIAL STATEMENTS	99

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

100	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 14-15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). The Board also reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year, and “last quarter” periods ended March 31, 2006, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indices similar to those tracked by the Funds, the Lipper Peer Groups included mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, however, certain of the Funds may have underperformed or out performed funds in their respective Lipper Peer Groups over relevant periods, but any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the funds in their respective Lipper

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	101

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Peer Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. In addition, the Board noted its recent consideration and approval of the reduction in the investment advisory fee rates for certain of the iShares Dow Jones series sector Funds at its meeting held on March 9, 2006. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that further reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

102	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and /or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	103

Notes:

104	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	105

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange LLC, Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. “Goldman Sachs®” is a trademark of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Semi-Annual Report.

3710-iS-1106

106	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., KLD Research & Analytics, Inc. or Cohen & Steers Capital Management, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-012-11006

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Fund Performance Overview

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Aerospace & Defense Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Aerospace & Defense Index (the “Index”). The Index measures the performance of the aerospace and defense sector of the U.S. equity market. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment, and weapons. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2006 (inception date of the Fund) through October 31, 2006, the Fund returned 0.30%, while the Index returned 0.56%.

Cumulative Total Returns
Inception to 10/31/06
NAV	MARKET	INDEX
0.30%	0.24%	0.56%

“Cumulative total returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 5/1/06.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Aerospace & Defense	86.01%
Electronics	5.06
Metal Fabricate & Hardware	4.79
Manufacturing	2.52
Software	1.39
Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
United Technologies Corp.	9.70%
Boeing Co. (The)	9.35
Lockheed Martin Corp.	7.19
General Dynamics Corp.	6.44
Raytheon Co.	6.33
Northrop Grumman Corp.	5.93
Precision Castparts Corp.	4.79
Rockwell Collins Inc.	4.69
L-3 Communications Holdings Inc.	4.66
Goodrich Corp.	3.70

TOTAL	62.78%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Broker-Dealers Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Investment Services Index (the “Index”). The Index measures the performance of the investment services sector of the U.S. equity market, and includes companies providing a range of specialized financial services, including securities brokers and dealers, online brokers and securities or commodities exchanges. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2006 (inception date of the Fund) through October 31, 2006, the Fund returned 7.75%, while the Index returned 7.92%.

Cumulative Total Returns
Inception to 10/31/06
NAV	MARKET	INDEX
7.75%	7.73%	7.92%

“Cumulative total returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 5/1/06.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Diversified Financial Services	99.84%
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Merrill Lynch & Co. Inc.	9.02%
Goldman Sachs Group Inc. (The)	8.67
Morgan Stanley	8.46
Lehman Brothers Holdings Inc.	6.98
Schwab (Charles) Corp. (The)	5.31
Bear Stearns Companies Inc. (The)	5.21
Chicago Mercantile Exchange Holdings Inc.	4.98
Ameriprise Financial Inc.	4.44
Legg Mason Inc.	4.01
E*TRADE Financial Corp.	3.94

TOTAL	61.02%

2	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Healthcare Providers Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Health Care Providers Index (the “Index”). The Index measures the performance of the healthcare provider sub-sector of the U.S. equity market, and includes companies that are health care providers, such as owners and operators of health maintenance organizations, hospitals, clinics, dentists, opticians, nursing homes, and rehabilitation and retirement centers. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2006 (inception date of the Fund) through October 31, 2006, the Fund returned 2.64%, while the Index returned 2.93%.

Cumulative Total Returns
Inception to 10/31/06
NAV	MARKET	INDEX
2.64%	2.64%	2.93%

“Cumulative total returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 5/1/06.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Health Care - Services	76.70%
Pharmaceuticals	13.55
Insurance	4.19
Commercial Services	3.75
Software	0.54
Internet	0.26
Health Care - Products	0.24
Short-Term and Other Net Assets	0.77

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
UnitedHealth Group Inc.	13.39%
WellPoint Inc.	10.59
Aetna Inc.	6.38
Caremark Rx Inc.	5.88
HCA Inc.	5.71
Medco Health Solutions Inc.	4.63
CIGNA Corp.	4.19
Humana Inc.	3.34
Laboratory Corp. of America Holdings	3.08
Coventry Health Care Inc.	2.72

TOTAL	59.91%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Home Construction Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Home Construction Index (the “Index”). The Index measures the performance of the home construction sector of the U.S. equity market, and includes companies that are constructors of residential homes, including manufacturers of mobile and prefabricated homes. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2006 (inception date of the Fund) through October 31, 2006, the Fund declined 21.27%, while the Index declined 21.02%.

Cumulative Total Returns
Inception to 10/31/06
NAV	MARKET	INDEX
(21.27)%	(21.27)%	(21.02)%

“Cumulative total returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 5/1/06.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Home Builders	100.23%
Short-Term and Other Net Assets	(0.23)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Lennar Corp. Class A	5.97%
Centex Corp.	5.71
Pulte Homes Inc.	5.68
Horton (D.R.) Inc.	5.60
Champion Enterprises Inc.	5.56
Toll Brothers Inc.	5.44
KB Home	5.38
M.D.C. Holdings Inc.	5.25
Beazer Homes USA Inc.	5.16
Hovnanian Enterprises Inc. Class A	4.82

TOTAL	54.57%

4	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Insurance Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Insurance Index (the “Index”). The Index measures the performance of the insurance sector of the U.S. equity market, and includes companies in the following sub-sectors: full line insurance, insurance brokers, property and casualty insurance, reinsurance, and life insurance. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2006 (inception date of the Fund) through October 31, 2006, the Fund returned 4.29%, while the Index returned 4.54%.

Cumulative Total Returns
Inception to 10/31/06
NAV	MARKET	INDEX
4.29%	4.19%	4.54%

“Cumulative total returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 5/1/06.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAVof the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Insurance	99.66%
Energy - Alternate Sources	0.28
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
American International Group Inc.	24.05%
Allstate Corp. (The)	6.17
Prudential Financial Inc.	5.89
St. Paul Travelers Companies Inc.	5.56
Hartford Financial Services Group Inc. (The)	4.17
MetLife Inc.	4.15
AFLAC Inc.	3.55
Chubb Corp.	3.46
ACE Ltd.	2.92
Loews Corp.	2.85

TOTAL	62.77%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Medical Devices Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Medical Equipment Index (the “Index”). The Index measures the performance of the medical equipment sector of the U.S. equity market, and includes medical equipment companies such as manufacturers and distributors of medical devices such as magnetic resonance imaging (MRI) scanners, prosthetics, pacemakers, X-ray machines, and other non-disposable medical devices. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2006 (inception date of the Fund) through October 31, 2006, the Fund declined 1.41%, while the Index declined 1.18%.

Cumulative Total Returns
Inception to 10/31/06
NAV	MARKET	INDEX
(1.41)%	(1.46)%	(1.18)%

“Cumulative total returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 5/1/06.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Health Care - Products	82.60%
Electronics	12.55
Biotechnology	3.88
Electrical Components & Equipment	0.95
Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Medtronic Inc.	16.88%
Boston Scientific Corp.	8.52
Zimmer Holdings Inc.	7.52
Stryker Corp.	6.43
St. Jude Medical Inc.	5.40
Biomet Inc.	4.46
Varian Medical Systems Inc.	3.77
Applera Corp. - Applied Biosystems Group	3.72
Thermo Electron Corp.	3.65
Waters Corp.	3.02

TOTAL	63.37%

6	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Exploration & Production Index (the “Index”). The Index measures the performance of the oil exploration and production sub-sector of the U.S. equity market, and includes companies that are engaged in the exploration for and extraction, production, refining, and supply of oil and gas products. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2006 (inception date of the Fund) through October 31, 2006, the Fund declined 5.81%, while the Index declined 5.54%.

Cumulative Total Returns
Inception to 10/31/06
NAV	MARKET	INDEX
(5.81)%	(5.91)%	(5.54)%

“Cumulative total returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 5/1/06.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Oil & Gas	98.70%
Electric	1.12
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Occidental Petroleum Corp.	11.16%
Valero Energy Corp.	9.32
Devon Energy Corp.	8.24
Anadarko Petroleum Corp.	6.48
Apache Corp.	6.48
XTO Energy Inc.	5.49
EOG Resources Inc.	4.87
Chesapeake Energy Corp.	4.36
Noble Energy Inc.	3.06
Southwestern Energy Co.	2.31

TOTAL	61.77%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Oil Equipment & Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Equipment & Services Index (the “Index”). The Index measures the performance of the oil equipment and services sector of the U.S. equity market, and includes companies that are suppliers of equipment or services to oil fields and offshore platforms, such as drilling, exploration, engineering, logistics, seismic information services and platform construction. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2006 (inception date of the Fund) through October 31, 2006, the Fund declined 14.25%, while the Index declined 14.06%.

Cumulative Total Returns
Inception to 10/31/06
NAV	MARKET	INDEX
(14.25)%	(14.27)%	(14.06)%

“Cumulative total returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 5/1/06.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAVof the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Oil & Gas Services	69.94%
Oil & Gas	29.46
Transportation	0.49
Holding Companies - Diversified	0.13
Short-Term and Other Net Assets	(0.02)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Schlumberger Ltd.	21.94%
Halliburton Co.	10.23
Transocean Inc.	7.15
Baker Hughes Inc.	7.12
Weatherford International Ltd.	4.56
GlobalSantaFe Corp.	3.99
National Oilwell Varco Inc.	3.37
Noble Corp.	3.12
Nabors Industries Ltd.	3.00
BJ Services Co.	2.93

TOTAL	67.41%

8	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Pharmaceuticals Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Pharmaceuticals Index (the “Index”). The Index measures the performance of the pharmaceuticals sector of the U.S. equity market, and includes pharmaceutical companies such as manufacturers of prescription or over-the-counter drugs or vaccines, but excludes producers of vitamins. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2006 (inception date of the Fund) through October 31, 2006, the Fund returned 7.45%, while the Index returned 7.74%.

Cumulative Total Returns
Inception to 10/31/06
NAV	MARKET	INDEX
7.45%	7.43%	7.74%

“Cumulative total returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 5/1/06.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Pharmaceuticals	90.63%
Health Care - Products	8.34
Household Products & Wares	0.91
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Johnson & Johnson	8.34%
Pfizer Inc.	7.72
Merck & Co. Inc.	6.84
Wyeth	5.63
Abbott Laboratories	5.60
Lilly (Eli) & Co.	5.14
Bristol-Myers Squibb Co.	4.86
Schering-Plough Corp.	4.34
Allergan Inc.	3.46
Forest Laboratories Inc.	3.24

TOTAL	55.17%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Regional Banks Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Regional Banks Index (the “Index”). The Index measures the performance of the regional bank sub-sector of the U.S. equity market, and is a subset of the Dow Jones U.S. Bank Index. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 1, 2006 (inception date of the Fund) through October 31, 2006, the Fund returned 2.99%, while the Index returned 3.29%.

Cumulative Total Returns
Inception to 10/31/06
NAV	MARKET	INDEX
2.99%	2.97%	3.29%

“Cumulative total returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 5/1/06.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Banks	83.36%
Savings & Loans	15.28
Diversified Financial Services	0.97
Internet	0.07
Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
U.S. Bancorp	11.69%
Washington Mutual Inc.	7.89
SunTrust Banks Inc.	5.53
Bank of New York Co. Inc. (The)	5.13
BB&T Corp.	4.56
National City Corp.	4.16
PNC Financial Services Group	4.01
Fifth Third Bancorp	3.68
Regions Financial Corp.	3.36
KeyCorp	2.96

TOTAL	52.97%

10	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/06)	Ending Account Value (10/31/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/06 to 10/31/06)
Dow Jones U.S. Aerospace & Defense
Actual	$1,000.00	$1,003.00	0.48%	$2.41
Hypothetical (5% return before expenses)	1,000.00	1,022.66	0.48	2.43
Dow Jones U.S. Broker-Dealers
Actual	1,000.00	1,077.50	0.48	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.66	0.48	2.43
Dow Jones U.S. Healthcare Providers
Actual	1,000.00	1,026.40	0.48	2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.66	0.48	2.43
Dow Jones U.S. Home Construction
Actual	1,000.00	787.30	0.48	2.15
Hypothetical (5% return before expenses)	1,000.00	1,022.66	0.48	2.43

SHAREHOLDER EXPENSES	11

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/06)	Ending Account Value (10/31/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/06 to 10/31/06)
Dow Jones U.S. Insurance
Actual	$1,000.00	$1,042.90	0.48%	$2.46
Hypothetical (5% return before expenses)	1,000.00	1,022.66	0.48	2.43
Dow Jones U.S. Medical Devices
Actual	1,000.00	985.90	0.48	2.39
Hypothetical (5% return before expenses)	1,000.00	1,022.66	0.48	2.43
Dow Jones U.S. Oil & Gas Exploration & Production
Actual	1,000.00	941.90	0.48	2.34
Hypothetical (5% return before expenses)	1,000.00	1,022.66	0.48	2.43
Dow Jones U.S. Oil Equipment & Services
Actual	1,000.00	857.50	0.48	2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.66	0.48	2.43
Dow Jones U.S. Pharmaceuticals
Actual	1,000.00	1,074.50	0.48	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.66	0.48	2.43
Dow Jones U.S. Regional Banks
Actual	1,000.00	1,029.90	0.48	2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.66	0.48	2.43

[a]	Expenses for the Funds, which commenced operations on May 1, 2006, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

12	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.77%
AEROSPACE & DEFENSE – 86.01%
AAR Corp.[1]	57,705	$1,502,638
Alliant Techsystems Inc.[1]	28,389	2,191,915
Armor Holdings Inc.[1]	36,061	1,855,699
BE Aerospace Inc.[1]	83,342	2,106,886
Boeing Co. (The)	103,712	8,282,440
Curtiss-Wright Corp.	53,120	1,797,581
DRS Technologies Inc.	44,402	1,963,456
EDO Corp.	42,559	1,017,586
Esterline Technologies Corp.[1]	41,030	1,546,831
GenCorp Inc.[1]	86,918	1,138,626
General Dynamics Corp.	80,301	5,709,401
Goodrich Corp.	74,306	3,276,151
HEICO Corp. Class A	40,380	1,210,996
L-3 Communications Holdings Inc.	51,286	4,129,549
Lockheed Martin Corp.	73,338	6,375,272
Moog Inc. Class A1	48,679	1,815,727
Northrop Grumman Corp.	79,174	5,256,362
Orbital Sciences Corp.[1]	80,770	1,466,783
Raytheon Co.	112,287	5,608,736
Rockwell Collins Inc.	71,532	4,154,579
Sequa Corp. Class A1	11,824	1,254,645
Teledyne Technologies Inc.[1]	40,423	1,686,448
Triumph Group Inc.	28,865	1,389,850
United Industrial Corp.	19,539	879,450
United Technologies Corp.	130,822	8,597,622

		76,215,229
ELECTRONICS – 5.06%
Cubic Corp.	42,539	889,490
FLIR Systems Inc.[1]	72,869	2,327,436
Taser International Inc.[1,2]	135,701	1,263,376

		4,480,302
MANUFACTURING – 2.52%
Ceradyne Inc.[1,2]	35,287	1,455,589
Hexcel Corp.[1]	48,182	780,067

		2,235,656
METAL FABRICATE & HARDWARE – 4.79%
Precision Castparts Corp.	62,374	4,245,174

		4,245,174

Security	Shares or Principal	Value
SOFTWARE – 1.39%
ManTech International Corp. Class A1	36,075	$1,228,714

		1,228,714

TOTAL COMMON STOCKS (Cost: $86,293,604)		88,405,075
SHORT-TERM INVESTMENTS – 2.12%
CERTIFICATES OF DEPOSIT[3] – 0.08%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$10,210	10,210
Societe Generale
5.33%, 12/08/06	14,586	14,586
Washington Mutual Bank
5.36%, 11/13/06	36,465	36,465
Wells Fargo Bank N.A.
4.78%, 12/05/06	11,669	11,669

		72,930
COMMERCIAL PAPER[3] – 0.37%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	21,775	21,388
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	21,879	21,879
ASAP Funding Ltd.
5.29%, 11/02/06[4]	3,646	3,646
Atlantis One Funding
5.30%, 11/14/06[4]	20,013	19,975
Beta Finance Inc.
5.27%, 01/25/07[4]	2,917	2,881
Bryant Park Funding LLC
5.28%, 12/14/06[4]	4,605	4,576
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	7,394	7,380
Cantabric Finance LLC
5.26%, 01/25/07[4]	5,834	5,762
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	16,774	16,749

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

October 31, 2006

Security	Principal	Value
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	$10,939	$10,669
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	8,751	8,720
Curzon Funding LLC
5.29%, 11/17/06[4]	14,586	14,552
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	16,805	16,602
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	14,586	14,575
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	13,273	13,079
Galleon Capital Corp.
5.27%, 12/18/06[4]	2,039	2,025
General Electric Capital Services Inc.
5.22%, 12/11/06	1,459	1,450
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	8,606	8,437
HBOS Treasury Services PLC
5.27%, 12/15/06	2,917	2,898
Landale Funding LLC
5.31%, 11/15/06[4]	11,377	11,353
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	26,199	26,181
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	9,408	9,388
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	18,962	18,602
Nestle Capital Corp.
5.19%, 08/09/07	8,751	8,397
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	23,044	23,043
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	7,771	7,681

Security	Shares or Principal	Value
Sedna Finance Inc.
5.22%, 04/17/07[4]	$8,314	$8,113
Sydney Capital Corp.
5.27%, 12/08/06[4]	348	346
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	7,293	7,211
Tulip Funding Corp.
5.29%, 11/15/06[4]	7,693	7,677

		325,235
MEDIUM-TERM NOTES[3] – 0.07%
Bank of America N.A.
5.28%, 04/20/07	3,646	3,646
Cullinan Finance Corp.
5.71%, 06/28/07[4]	10,939	10,939
K2 USA LLC
5.39%, 06/04/07[4]	10,939	10,939
Marshall & Ilsley Bank
5.18%, 12/15/06	14,586	14,592
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	17,065	17,065
US Bank N.A.
2.85%, 11/15/06	2,917	2,915

		60,096
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	77,864	77,864

		77,864
REPURCHASE AGREEMENTS[3] – 0.40%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $29,176 (collateralized by non-U.S. Government debt securities, value $30,057, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$29,172	29,172

14	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

October 31, 2006

Security	Principal	Value
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $20,423 (collateralized by U.S. Government obligations, value $20,835, 5.50%, 10/1/21 to 10/1/36).	$20,420	$20,420
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $21,882 (collateralized by non-U.S. Government debt securities, value $24,075, 0.31% to 6.00%, 7/25/36 to 11/25/46).	21,879	21,879
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,459 (collateralized by non-U.S. Government debt securities, value $1,503, 6.00% to 6.70%, 12/15/10 to 4/15/12).	1,459	1,459
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $51,058 (collateralized by non-U.S. Government debt securities, value $53,620, 4.11% to 9.32%, 4/15/10 to 5/15/36).	51,051	51,051
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $16,046 (collateralized by non-U.S. Government debt securities, value $17,980, 0.00% to 10.00%, 5/27/33 to 10/31/36).	16,044	16,044
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $8,752 (collateralized by non-U.S. Government debt securities, value $9,682, 0.00% to 10.00%, 5/27/33 to 10/31/36).	8,751	8,751
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $29,176 (collateralized by non-U.S. Government debt securities, value $30,640, 0.00% to 9.00%, 5/1/17 to 9/25/46).	29,172	29,172
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $25,529 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $26,173, 0.00% to 7.32%, 11/2/06 to 3/25/45).	25,525	25,525
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $21,882 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $22,296, 0.00% to 7.32%, 11/2/06 to 3/25/45).	21,879	21,879
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $8,752 (collateralized by non-U.S. Government debt securities, value $9,192, 0.00% to 10.00%, 1/1/10).	8,751	8,751

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

October 31, 2006

Security	Principal	Value
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $7,294 (collateralized by non-U.S. Government debt securities, value $7,661, 5.26% to 5.35%, 7/1/24 to 6/1/46).	$7,293	$7,293
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $3,647 (collateralized by non-U.S. Government debt securities, value $3,831, 6.25% to 7.63%, 9/15/13 to 6/1/16).	3,646	3,646
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $29,176 (collateralized by non-U.S. Government debt securities, value $30,057, 3.50% to 10.13%, 5/15/07 to 7/1/26).	29,172	29,172
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $14,588 (collateralized by non-U.S. Government debt securities, value $16,079, 5.50% to 10.39%, 6/17/08 to 6/25/36).	14,586	14,586
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $19,694 (collateralized by non-U.S. Government debt securities, value $20,832, 0.00% to 10.00%, 11/1/06 to 10/31/36).	19,691	19,691
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $10,548 (collateralized by non-U.S. Government debt securities, value $10,953, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	10,210	10,210
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $37,929 (collateralized by non-U.S. Government debt securities, value $39,832, 3.86% to 8.17%, 11/18/08 to 7/15/45).	37,923	37,923

		356,624
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	1,507	1,507

		1,507
VARIABLE & FLOATING RATE NOTES[3] – 1.11%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	37,340	37,344
American Express Bank
5.29%, 02/28/07	14,586	14,586
American Express Centurion Bank
5.41%, 07/19/07	16,044	16,058
American Express Credit Corp.
5.42%, 07/05/07	4,376	4,378
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	2,632	2,632
ASIF Global Financing
5.51%, 05/03/07[4]	1,459	1,459
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	9,481	9,481
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	21,149	21,150
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	37,194	37,195
BMW US Capital LLC
5.32%, 10/15/07[4]	14,586	14,586
BNP Paribas
5.36%, 05/18/07[4]	26,984	26,984
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	10,648	10,648

16	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

October 31, 2006

Security	Principal	Value
CC USA Inc.
5.37%, 07/30/07[4]	$7,293	$7,294
Commodore CDO Ltd.
5.47%, 06/12/07[4]	3,646	3,646
Credit Agricole SA
5.34%, 07/23/07	14,586	14,586
Credit Suisse First Boston NY
5.38%, 04/24/07	7,293	7,293
Cullinan Finance Corp.
5.36%, 04/25/07[4]	3,646	3,646
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	3,646	3,646
DEPFA Bank PLC
5.43%, 09/14/07	14,586	14,586
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	16,774	16,774
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	14,586	14,586
Fifth Third Bancorp
5.30%, 11/23/07[4]	29,172	29,172
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	14,586	14,585
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	15,315	15,318
Granite Master Issuer PLC
5.29%, 08/20/07[4]	51,050	51,050
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	11,669	11,670
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	21,879	21,882
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	14,586	14,586
Holmes Financing PLC
5.29%, 07/16/07[4]	25,525	25,525
JP Morgan Chase & Co.
5.29%, 08/02/07	10,939	10,939
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	10,939	10,939
Kestrel Funding LLC
5.30%, 07/11/07[4]	5,834	5,834
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	8,751	8,751
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	15,202	15,202
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	16,044	16,043
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	5,776	5,776
Marshall & Ilsley Bank
5.30%, 10/15/07	8,022	8,022
Master Funding LLC
5.35%, 04/25/07[4]	13,127	13,127
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	21,879	21,879
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	1,459	1,459
Monumental Global Funding II
5.38%, 12/27/06[4]	2,917	2,917
Mound Financing PLC
5.29%, 05/08/07[4]	13,711	13,711
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	52,509	52,508
National City Bank of Indiana
5.37%, 05/21/07	7,293	7,293
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	48,133	48,143
Newcastle Ltd.
5.34%, 04/24/07[4]	5,142	5,141
Northern Rock PLC
5.36%, 08/03/07[4]	17,503	17,503
Northlake CDO I
5.46%, 09/06/07[4]	4,376	4,376

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

October 31, 2006

Security	Principal	Value
Principal Life Global Funding I
5.82%, 02/08/07	$6,564	$6,572
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	21,149	21,149
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	14,586	14,586
Strips III LLC
5.37%, 07/24/07[4]	3,353	3,353
SunTrust Bank
5.29%, 05/01/07	14,586	14,586
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	35,589	35,588
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	20,420	20,420
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	19,546	19,546
Wachovia Bank N.A.
5.36%, 05/22/07	29,172	29,172
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	10,939	10,945
Wells Fargo & Co.
5.33%, 11/15/07[4]	7,293	7,293
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	10,939	10,940
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	43,757	43,750
Wind Master Trust
5.31%, 07/25/07[4]	5,834	5,834

		979,643

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,873,899)		1,873,899

TOTAL INVESTMENTS IN SECURITIES – 101.89% (Cost: $88,167,503)		90,278,974
Other Assets, Less Liabilities – (1.89)%		(1,672,220)

NET ASSETS – 100.00%		$88,606,754

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

18	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
COMMON STOCKS – 99.84%
DIVERSIFIED FINANCIAL SERVICES – 99.84%
Ameriprise Financial Inc.	96,540	$4,971,809
Bear Stearns Companies Inc. (The)	38,565	5,836,813
CBOT Holdings Inc. Class A1	22,332	3,314,069
Chicago Mercantile Exchange Holdings Inc.	11,128	5,575,128
E*TRADE Financial Corp.[1]	189,657	4,415,215
Edwards (A.G.) Inc.	61,372	3,501,273
GFI Group Inc.[1]	34,286	1,977,274
Goldman Sachs Group Inc. (The)	51,198	9,716,868
IntercontinentalExchange Inc.[1]	46,495	3,925,108
International Securities Exchange Holdings Inc.	52,991	2,721,088
Investment Technology Group Inc.[1]	55,595	2,596,286
Jefferies Group Inc.	108,215	3,109,017
Knight Capital Group Inc. Class A1	137,511	2,564,580
LaBranche & Co. Inc.[1,2]	36,065	319,897
Legg Mason Inc.	49,880	4,490,198
Lehman Brothers Holdings Inc.	100,449	7,818,950
Merrill Lynch & Co. Inc.	115,580	10,104,004
Morgan Stanley	124,001	9,477,396
Nasdaq Stock Market Inc. (The)[1]	99,330	3,549,061
NYSE Group Inc.[1,2]	49,204	3,640,604
optionsXpress Holdings Inc.	63,594	1,976,501
Piper Jaffray Companies[1]	34,611	2,393,351
Raymond James Financial Inc.	97,226	3,097,620
Schwab (Charles) Corp. (The)	326,768	5,953,713
TD Ameritrade Holding Corp.	192,335	3,167,757
TradeStation Group Inc.[1]	104,718	1,638,837

		111,852,417

TOTAL COMMON STOCKS (Cost: $103,540,450)		111,852,417
SHORT-TERM INVESTMENTS – 2.78%
CERTIFICATES OF DEPOSIT[3] – 0.11%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$16,728	16,728
Societe Generale
5.33%, 12/08/06	23,897	23,897

Security	Principal	Value
Washington Mutual Bank
5.36%, 11/13/06	$59,742	$59,742
Wells Fargo Bank N.A.
4.78%, 12/05/06	19,118	19,118

		119,485
COMMERCIAL PAPER[3] – 0.47%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	35,675	35,046
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	35,845	35,845
ASAP Funding Ltd.
5.29%, 11/02/06[4]	5,974	5,973
Atlantis One Funding
5.30%, 11/14/06[4]	32,789	32,726
Beta Finance Inc.
5.27%, 01/25/07[4]	4,779	4,720
Bryant Park Funding LLC
5.28%, 12/14/06[4]	7,544	7,497
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	12,114	12,091
Cantabric Finance LLC
5.26%, 01/25/07[4]	9,559	9,440
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	27,481	27,441
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	17,923	17,481
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	14,338	14,287
Curzon Funding LLC
5.29%, 11/17/06[4]	23,897	23,841
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	27,533	27,200
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	23,897	23,879
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	21,746	21,429

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

October 31, 2006

Security	Principal	Value
Galleon Capital Corp.
5.27%, 12/18/06[4]	$3,341	$3,318
General Electric Capital Services Inc.
5.22%, 12/11/06	2,390	2,376
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	14,099	13,821
HBOS Treasury Services PLC
5.27%, 12/15/06	4,779	4,749
Landale Funding LLC
5.31%, 11/15/06[4]	18,640	18,601
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	42,924	42,895
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	15,414	15,382
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	31,066	30,477
Nestle Capital Corp.
5.19%, 08/09/07	14,338	13,757
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	37,754	37,754
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	12,732	12,584
Sedna Finance Inc.
5.22%, 04/17/07[4]	13,621	13,291
Sydney Capital Corp.
5.27%, 12/08/06[4]	570	567
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	11,948	11,814
Tulip Funding Corp.
5.29%, 11/15/06[4]	12,604	12,578

		532,860
MEDIUM-TERM NOTES[3] – 0.09%
Bank of America N.A.
5.28%, 04/20/07	5,974	5,974
Cullinan Finance Corp.
5.71%, 06/28/07[4]	17,923	17,923
K2 USA LLC
5.39%, 06/04/07[4]	17,923	17,923
Marshall & Ilsley Bank
5.18%, 12/15/06	23,897	23,907
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	27,959	27,959
US Bank N.A.
2.85%, 11/15/06	4,779	4,776

		98,462
MONEY MARKET FUNDS – 0.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	176,931	176,931

		176,931
REPURCHASE AGREEMENTS[3] – 0.52%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $47,801 (collateralized by non-U.S. Government debt securities, value $49,244, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$47,794	47,794
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $33,461 (collateralized by U.S. Government obligations, value $34,136, 5.50%, 10/1/21 to 10/1/36).	33,456	33,456
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $35,850 (collateralized by non-U.S. Government debt securities, value $39,443, 0.31% to 6.00%, 7/25/36 to 11/25/46).	35,845	35,845

20	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

October 31, 2006

Security	Principal	Value
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $2,390 (collateralized by non-U.S. Government debt securities, value $2,462, 6.00% to 6.70%, 12/15/10 to 4/15/12).	$2,390	$2,390
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $83,651 (collateralized by non-U.S. Government debt securities, value $87,850, 4.11% to 9.32%, 4/15/10 to 5/15/36).	83,639	83,639
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $26,291 (collateralized by non-U.S. Government debt securities, value $29,458, 0.00% to 10.00%, 5/27/33 to 10/31/36).	26,287	26,287
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $14,340 (collateralized by non-U.S. Government debt securities, value $15,862, 0.00% to 10.00%, 5/27/33 to 10/31/36).	14,338	14,338
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $47,801 (collateralized by non-U.S. Government debt securities, value $50,200, 0.00% to 9.00%, 5/1/17 to 9/25/46).	47,794	47,794
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $41,826 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $42,881, 0.00% to 7.32%, 11/2/06 to 3/25/45)	41,820	41,820
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $35,851 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $36,529, 0.00% to 7.32%, 11/2/06 to 3/25/45).	35,845	35,845
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $14,340 (collateralized by non-U.S. Government debt securities, value $15,060, 0.00% to 10.00%, 1/1/10).	14,338	14,338
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $11,950 (collateralized by non-U.S. Government debt securities, value $12,551, 5.26% to 5.35%, 7/1/24 to 6/1/46).	11,948	11,948
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $5,975 (collateralized by non-U.S. Government debt securities, value $6,276, 6.25% to 7.63%, 9/15/13 to 6/1/16).	5,974	5,974

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

October 31, 2006

Security	Principal	Value
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $47,801 (collateralized by non-U.S. Government debt securities, value $49,244, 3.50% to 10.13%, 5/15/07 to 7/1/26).	$47,794	$47,794
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $23,901 (collateralized by non-U.S. Government debt securities, value $26,343, 5.50% to 10.39%, 6/17/08 to 6/25/36).	23,897	23,897
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $32,266 (collateralized by non-U.S. Government debt securities, value $34,130, 0.00% to 10.00%, 11/1/06 to 10/31/36).	32,261	32,261
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $17,281 (collateralized by non-U.S. Government debt securities, value $17,946, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	16,728	16,728
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $62,141 (collateralized by non-U.S. Government debt securities, value $65,260, 3.86% to 8.17%, 11/18/08 to 7/15/45).	62,132	62,132

		584,280
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	2,469	2,469

		2,469
VARIABLE & FLOATING RATE NOTES[3] – 1.43%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	61,176	61,182
American Express Bank
5.29%, 02/28/07	23,897	23,896
American Express Centurion Bank
5.41%, 07/19/07	26,287	26,308
American Express Credit Corp.
5.42%, 07/05/07	7,169	7,172
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	4,311	4,311
ASIF Global Financing
5.51%, 05/03/07[4]	2,390	2,390
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	15,533	15,533
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	34,651	34,652
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	60,937	60,939
BMW US Capital LLC
5.32%, 10/15/07[4]	23,897	23,897
BNP Paribas
5.36%, 05/18/07[4]	44,209	44,209
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	17,445	17,445
CC USA Inc.
5.37%, 07/30/07[4]	11,948	11,950
Commodore CDO Ltd.
5.47%, 06/12/07[4]	5,974	5,974
Credit Agricole SA
5.34%, 07/23/07	23,897	23,897
Credit Suisse First Boston NY
5.38%, 04/24/07	11,948	11,949
Cullinan Finance Corp.
5.36%, 04/25/07[4]	5,974	5,974

22	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

October 31, 2006

Security	Principal	Value
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	$5,974	$5,974
DEPFA Bank PLC
5.43%, 09/14/07	23,897	23,897
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	27,481	27,483
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	23,897	23,897
Fifth Third Bancorp
5.30%, 11/23/07[4]	47,794	47,794
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	23,897	23,896
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	25,092	25,096
Granite Master Issuer PLC
5.29%, 08/20/07[4]	83,639	83,639
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	19,118	19,120
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	35,845	35,850
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	23,897	23,897
Holmes Financing PLC
5.29%, 07/16/07[4]	41,820	41,820
JP Morgan Chase & Co.
5.29%, 08/02/07	17,923	17,923
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	17,923	17,922
Kestrel Funding LLC
5.30%, 07/11/07[4]	9,559	9,558
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	14,338	14,338
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	24,906	24,907
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	26,287	26,285
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	9,463	9,463
Marshall & Ilsley Bank
5.30%, 10/15/07	13,143	13,143
Master Funding LLC
5.35%, 04/25/07[4]	21,507	21,507
Metropolitan Life Global Funding
I 5.33%, 08/06/07[4]	35,845	35,845
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4],[7]	2,390	2,390
Monumental Global Funding II
5.38%, 12/27/06[4]	4,779	4,780
Mound Financing PLC
5.29%, 05/08/07[4]	22,463	22,463
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	86,029	86,028
National City Bank of Indiana
5.37%, 05/21/07	11,948	11,949
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	78,860	78,876
Newcastle Ltd.
5.34%, 04/24/07[4]	8,424	8,422
Northern Rock PLC
5.36%, 08/03/07[4]	28,676	28,677
Northlake CDO I
5.46%, 09/06/07[4]	7,169	7,169
Principal Life Global Funding I
5.82%, 02/08/07	10,754	10,767
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	34,651	34,650
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	23,897	23,897
Strips III LLC
5.37%, 07/24/07[4]	5,493	5,493
SunTrust Bank
5.29%, 05/01/07	23,897	23,898

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

October 31, 2006

Security	Principal	Value
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	$58,309	$58,304
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	33,456	33,456
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	32,023	32,023
Wachovia Bank N.A.
5.36%, 05/22/07	47,794	47,794
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	17,923	17,931
Wells Fargo & Co.
5.33%, 11/15/07[4]	11,948	11,949
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	17,923	17,923
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	71,691	71,680
Wind Master Trust
5.31%, 07/25/07[4]	9,559	9,559

		1,605,010

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,119,497)		3,119,497

TOTAL INVESTMENTS IN SECURITIES – 102.62% (Cost: $106,659,947)		114,971,914
Other Assets, Less Liabilities – (2.62)%		(2,939,039)

NET ASSETS – 100.00%		$112,032,875

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

24	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.23%
COMMERCIAL SERVICES – 3.75%
Healthcare Services Group Inc.	18,782	$510,495
HealthSpring Inc.[1]	32,575	656,060
PAREXEL International Corp.[1]	17,980	532,208
Pharmaceutical Product Development Inc.	49,103	1,554,110
PharmaNet Development Group Inc.[1]	15,775	294,992
PRA International[1]	15,569	459,285

		4,007,150
HEALTH CARE – PRODUCTS – 0.24%
LCA-Vision Inc.[2]	7,260	255,044

		255,044
HEALTH CARE – SERVICES – 76.70%
Aetna Inc.	165,384	6,817,128
Amedisys Inc.[1]	11,901	482,824
AMERIGROUP Corp.[1]	30,463	912,671
AmSurg Corp.[1]	21,548	452,939
Apria Healthcare Group Inc.[1]	29,020	675,876
Brookdale Senior Living Inc.	27,677	1,331,817
Centene Corp.[1]	21,285	502,113
Community Health Systems Inc.[1]	45,986	1,492,246
Covance Inc.[1]	29,726	1,738,971
Coventry Health Care Inc.[1]	61,901	2,906,252
DaVita Inc.[1]	43,750	2,433,812
Genesis HealthCare Corp.[1]	13,426	650,221
HCA Inc.	120,776	6,101,604
Health Management Associates Inc. Class A	107,065	2,109,180
Health Net Inc.[1]	50,611	2,100,863
Healthways Inc.[1]	10,252	434,172
Humana Inc.[1]	59,557	3,573,420
Kindred Healthcare Inc.[1]	22,315	602,505
Laboratory Corp. of America Holdings[1]	48,157	3,298,273
LifePoint Hospitals Inc.[1]	30,630	1,087,365
Lincare Holdings Inc.[1]	45,683	1,533,121
Magellan Health Services Inc.[1]	21,840	953,098
Manor Care Inc.	35,137	1,686,225
Matria Healthcare Inc.[1]	15,698	442,684

Security	Shares or Principal	Value
Molina Healthcare Inc.[1]	11,299	$443,260
Odyssey Healthcare Inc.[1]	26,678	353,484
Pediatrix Medical Group Inc.[1]	26,539	1,192,397
Psychiatric Solutions Inc.[1]	30,107	999,552
Quest Diagnostics Inc.	25,944	1,290,455
Sierra Health Services Inc.[1]	28,323	969,780
Sunrise Senior Living Inc.[1]	27,118	846,353
Tenet Healthcare Corp.[1]	219,587	1,550,284
Triad Hospitals Inc.[1]	41,790	1,547,484
United Surgical Partners International Inc.[1]	14,124	350,558
UnitedHealth Group Inc.	293,359	14,310,052
Universal Health Services Inc. Class B	26,098	1,381,889
Wellcare Health Plans Inc.[1]	19,163	1,125,826
WellPoint Inc.[1]	148,285	11,317,111

		81,997,865
INSURANCE – 4.19%
CIGNA Corp.	38,266	4,476,357

		4,476,357
INTERNET – 0.26%
eResearch Technology Inc.[1]	33,910	278,740

		278,740
PHARMACEUTICALS – 13.55%
Caremark Rx Inc.	127,706	6,286,966
Express Scripts Inc.[1]	43,593	2,777,746
HealthExtras Inc.[1]	20,428	470,457
Medco Health Solutions Inc.[1]	92,650	4,956,775

		14,491,944
SOFTWARE – 0.54%
Per-Se Technologies Inc.[1]	23,599	577,704

		577,704

TOTAL COMMON STOCKS (Cost: $109,338,522)		106,084,804

SHORT-TERM INVESTMENTS – 0.22%
CERTIFICATES OF DEPOSIT[3] – 0.00%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$424	424

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2006

Security	Principal	Value
Societe Generale
5.33%, 12/08/06	$606	$606
Washington Mutual Bank
5.36%, 11/13/06	1,515	1,515
Wells Fargo Bank N.A.
4.78%, 12/05/06	485	485

		3,030
COMMERCIAL PAPER[3] – 0.01%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	905	896
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	909	909
ASAP Funding Ltd.
5.29%, 11/02/06[4]	152	152
Atlantis One Funding
5.30%, 11/14/06[4]	832	830
Beta Finance Inc.
5.27%, 01/25/07[4]	121	120
Bryant Park Funding LLC
5.28%, 12/14/06[4]	191	190
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	307	307
Cantabric Finance LLC
5.26%, 01/25/07[4]	242	239
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	697	696
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	455	443
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	364	362
Curzon Funding LLC
5.29%, 11/17/06[4]	606	605
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	698	690
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	606	606
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	552	544
Galleon Capital Corp.
5.27%, 12/18/06[4]	85	84
General Electric Capital Services Inc.
5.22%, 12/11/06	61	60
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	358	351
HBOS Treasury Services PLC
5.27%, 12/15/06	121	120
Landale Funding LLC
5.31%, 11/15/06[4]	473	472
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	1,089	1,088
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	391	390
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	788	773
Nestle Capital Corp.
5.19%, 08/09/07	364	349
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	958	957
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	323	320
Sedna Finance Inc.
5.22%, 04/17/07[4]	346	337
Sydney Capital Corp.
5.27%, 12/08/06[4]	14	14
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	303	300
Tulip Funding Corp.
5.29%, 11/15/06[4]	320	319

		13,523

26	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
MEDIUM-TERM NOTES[3] – 0.00%
Bank of America N.A.
5.28%, 04/20/07	$152	$152
Cullinan Finance Corp.
5.71%, 06/28/07[4]	455	455
K2 USA LLC
5.39%, 06/04/07[4]	455	455
Marshall & Ilsley Bank
5.18%, 12/15/06	606	606
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	709	709
US Bank N.A.
2.85%, 11/15/06	121	121

		2,498
MONEY MARKET FUNDS – 0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	161,767	161,767

		161,767
REPURCHASE AGREEMENTS[3] – 0.02%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,212 (collateralized by non-U.S. Government debt securities, value $1,249, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$1,212	1,212
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $849 (collateralized by U.S. Government obligations, value $866, 5.50%, 10/1/21 to 10/1/36).	849	849
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $909 (collateralized by non-U.S. Government debt securities, value $1,001, 0.31% to 6.00%, 7/25/36 to 11/25/46).	909	909

Security	Principal	Value
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $61 (collateralized by non-U.S. Government debt securities, value $62, 6.00% to 6.70%, 12/15/10 to 4/15/12).	$61	$61
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $2,121 (collateralized by non-U.S. Government debt securities, value $2,228, 4.11% to 9.32%, 4/15/10 to 5/15/36).	2,121	2,121
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $667 (collateralized by non-U.S. Government debt securities, value $747, 0.00% to 10.00%, 5/27/33 to 10/31/36).	667	667
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $364 (collateralized by non-U.S. Government debt securities, value $402, 0.00% to 10.00%, 5/27/33 to 10/31/36).	364	364
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $1,212 (collateralized by non-U.S. Government debt securities, value $1,273, 0.00% to 9.00%, 5/1/17 to 9/25/46).	1,212	1,212

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $1,061 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,088, 0.00% to 7.32%, 11/2/06 to 3/25/45).	$1,061	$1,061
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $909 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $926, 0.00% to 7.32%, 11/2/06 to 3/25/45).	909	909
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $364 (collateralized by non-U.S. Government debt securities, value $382, 0.00% to 10.00%, 1/1/10).	364	364
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $303 (collateralized by non-U.S. Government debt securities, value $318, 5.26% to 5.35%, 7/1/24 to 6/1/46).	303	303
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $152 (collateralized by non-U.S. Government debt securities, value $159, 6.25% to 7.63%, 9/15/13 to 6/1/16).	152	152
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,212 (collateralized by non-U.S. Government debt securities, value $1,249, 3.50% to 10.13%, 5/15/07 to 7/1/26).	1,212	1,212
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $606 (collateralized by non-U.S. Government debt securities, value $668, 5.50% to 10.39%, 6/17/08 to 6/25/36).	606	606
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $818 (collateralized by non-U.S. Government debt securities, value $866, 0.00% to 10.00%, 11/1/06 to 10/31/36).	818	818
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $438 (collateralized by non-U.S. Government debt securities, value $455, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	424	424
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $1,576 (collateralized by non-U.S. Government debt securities, value $1,655, 3.86% to 8.17%, 11/18/08 to 7/15/45).	1,576	1,576

		14,820
TIME DEPOSITS[3] – 0.00%
SunTrust Bank	63	63

5.34%, 11/01/06		63

28	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES[3] – 0.04%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	$1,552	$1,552
American Express Bank
5.29%, 02/28/07	606	606
American Express Centurion Bank
5.41%, 07/19/07	667	667
American Express Credit Corp.
5.42%, 07/05/07	182	182
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	109	109
ASIF Global Financing
5.51%, 05/03/07[4]	61	61
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	394	394
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	879	879
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	1,546	1,546
BMW US Capital LLC
5.32%, 10/15/07[4]	606	606
BNP Paribas
5.36%, 05/18/07[4]	1,121	1,121
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	442	442
CC USA Inc.
5.37%, 07/30/07[4]	303	303
Commodore CDO Ltd.
5.47%, 06/12/07[4]	152	152
Credit Agricole SA
5.34%, 07/23/07	606	606
Credit Suisse First Boston NY
5.38%, 04/24/07	303	303
Cullinan Finance Corp.
5.36%, 04/25/07[4]	152	152
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	152	152
DEPFA Bank PLC
5.43%, 09/14/07	606	606
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	697	697
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	606	606
Fifth Third Bancorp
5.30%, 11/23/07[4]	1,212	1,212
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	606	606
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	636	637
Granite Master Issuer PLC
5.29%, 08/20/07[4]	2,122	2,122
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	485	485
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	909	909
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	606	606
Holmes Financing PLC
5.29%, 07/16/07[4]	1,061	1,061
JP Morgan Chase & Co.
5.29%, 08/02/07	455	455
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	455	454
Kestrel Funding LLC
5.30%, 07/11/07[4]	242	242
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	364	364
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	632	632
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	667	667

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2006

Security	Principal	Value
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	$240	$240
Marshall & Ilsley Bank
5.30%, 10/15/07	333	333
Master Funding LLC
5.35%, 04/25/07[4]	546	546
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	909	909
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	61	61
Monumental Global Funding II
5.38%, 12/27/06[4]	121	121
Mound Financing PLC
5.29%, 05/08/07[4]	570	570
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	2,182	2,183
National City Bank of Indiana
5.37%, 05/21/07	303	303
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	2,000	2,001
Newcastle Ltd.
5.34%, 04/24/07[4]	214	214
Northern Rock PLC
5.36%, 08/03/07[4]	727	727
Northlake CDO I
5.46%, 09/06/07[4]	182	182
Principal Life Global Funding I
5.82%, 02/08/07	273	273
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	879	879
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	606	606
Strips III LLC
5.37%, 07/24/07[4]	139	139
SunTrust Bank
5.29%, 05/01/07	606	606
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	1,479	1,478
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	849	848
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	812	812
Wachovia Bank N.A.
5.36%, 05/22/07	1,212	1,212
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	455	455
Wells Fargo & Co.
5.33%, 11/15/07[4]	303	303
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	455	454
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	1,819	1,818
Wind Master Trust
5.31%, 07/25/07[4]	242	242

		40,709

TOTAL SHORT-TERM INVESTMENTS (Cost: $236,410)		236,410

TOTAL INVESTMENTS IN SECURITIES – 99.45% (Cost: $109,574,932)		106,321,214
Other Assets, Less Liabilities – 0.55%		586,186

NET ASSETS – 100.00%		$106,907,400

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

30	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
COMMON STOCKS – 100.23%
HOME BUILDERS – 100.23%
Beazer Homes USA Inc.	83,318	$3,611,002
Brookfield Homes Corp.[1]	102,796	3,335,730
Centex Corp.	76,341	3,992,634
Champion Enterprises Inc.[2]	419,921	3,888,468
Horton (D.R.) Inc.	167,173	3,916,863
Hovnanian Enterprises Inc. Class A2	109,455	3,376,687
KB Home	83,719	3,762,332
Lennar Corp. Class A	88,069	4,181,516
Levitt Corp. Class A	206,095	2,652,443
M.D.C. Holdings Inc.	73,651	3,672,239
M/I Homes Inc.	86,815	3,118,395
Meritage Homes Corp.[2]	72,420	3,315,388
NVR Inc.[2]	5,975	3,354,962
Palm Harbor Homes Inc.[1,2]	119,088	1,670,805
Pulte Homes Inc.	128,256	3,974,653
Ryland Group Inc.	72,919	3,349,170
Skyline Corp.	65,920	2,603,181
Standard-Pacific Corp.	137,035	3,320,358
Technical Olympic USA Inc.	221,001	2,453,111
Toll Brothers Inc.[2]	131,624	3,805,250
WCI Communities Inc.[1,2]	172,159	2,775,203

		70,130,390

TOTAL COMMON STOCKS (Cost: $74,880,629)		70,130,390
SHORT-TERM INVESTMENTS – 8.97%
CERTIFICATES OF DEPOSIT[3] – 0.36%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$35,462	35,462
Societe Generale
5.33%, 12/08/06	50,661	50,661
Washington Mutual Bank
5.36%, 11/13/06	126,652	126,652
Wells Fargo Bank N.A.
4.78%, 12/05/06	40,528	40,528

		253,303
COMMERCIAL PAPER[3] – 1.61%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	75,631	74,297
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	75,991	75,991
ASAP Funding Ltd.
5.29%, 11/02/06[4]	12,665	12,663
Atlantis One Funding
5.30%, 11/14/06[4]	69,510	69,377
Beta Finance Inc.
5.27%, 01/25/07[4]	10,132	10,006
Bryant Park Funding LLC
5.28%, 12/14/06[4]	15,994	15,893
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	25,681	25,632
Cantabric Finance LLC
5.26%, 01/25/07[4]	20,264	20,013
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	58,260	58,174
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	37,995	37,059
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	30,396	30,287
Curzon Funding LLC
5.29%, 11/17/06[4]	50,661	50,542
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	58,369	57,663
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	50,661	50,623
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	46,101	45,428
Galleon Capital Corp.
5.27%, 12/18/06[4]	7,083	7,035
General Electric Capital Services Inc.
5.22%, 12/11/06	5,066	5,037

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

October 31, 2006

Security	Principal	Value
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	$29,890	$29,301
HBOS Treasury Services PLC
5.27%, 12/15/06	10,132	10,067
Landale Funding LLC
5.31%, 11/15/06[4]	39,515	39,434
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	90,998	90,934
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	32,676	32,609
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	65,859	64,609
Nestle Capital Corp.
5.19%, 08/09/07	30,396	29,165
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	80,037	80,036
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	26,992	26,678
Sedna Finance Inc.
5.22%, 04/17/07[4]	28,877	28,177
Sydney Capital Corp.
5.27%, 12/08/06[4]	1,208	1,202
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	25,330	25,044
Tulip Funding Corp.
5.29%, 11/15/06[4]	26,719	26,664

		1,129,640
MEDIUM-TERM NOTES[3] – 0.30%
Bank of America N.A.
5.28%, 04/20/07	12,665	12,665
Cullinan Finance Corp.
5.71%, 06/28/07[4]	37,995	37,995
K2 USA LLC
5.39%, 06/04/07[4]	37,995	37,995
Marshall & Ilsley Bank
5.18%, 12/15/06	50,661	50,682
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	59,273	59,273

Security	Shares or Principal	Value
US Bank N.A.
2.85%, 11/15/06	$10,132	$10,125

		208,735
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	38,874	38,874

		38,874
REPURCHASE AGREEMENTS[3] – 1.77%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $101,336 (collateralized by non-U.S. Government debt securities, value $104,395, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$101,321	101,321
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $70,936 (collateralized by U.S. Government obligations, value $72,367, 5.50%, 10/1/21 to 10/1/36).	70,925	70,925
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $76,002 (collateralized by non-U.S. Government debt securities, value $83,618, 0.31% to 6.00%, 7/25/36 to 11/25/46).	75,991	75,991
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $ 5,067 (collateralized by non-U.S. Government debt securities, value $5,220, 6.00% to 6.70%, 12/15/10 to 4/15/12).	5,066	5,066

32	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

October 31, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $177,338 (collateralized by non-U.S. Government debt securities, value $186,238, 4.11% to 9.32%, 4/15/10 to 5/15/36).	$177,312	$177,312
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $55,735 (collateralized by non-U.S. Government debt securities, value $62,450, 0.00% to 10.00%, 5/27/33 to 10/31/36).	55,727	55,727
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $30,401 (collateralized by non-U.S. Government debt securities, value $33,627, 0.00% to 10.00%, 5/27/33 to 10/31/36).	30,396	30,396
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $101,336 (collateralized by non-U.S. Government debt securities, value $106,422, 0.00% to 9.00%, 5/1/17 to 9/25/46).	101,321	101,321
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $88,669 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $90,906, 0.00% to 7.32%, 11/2/06 to 3/25/45).	88,656	88,656
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $76,003 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $77,438, 0.00% to 7.32%, 11/2/06 to 3/25/45).	75,991	75,991
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $30,401 (collateralized by non-U.S. Government debt securities, value $31,927, 0.00% to 10.00%, 1/1/10).	30,396	30,396
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $25,334 (collateralized by non-U.S. Government debt securities, value $26,607, 5.26% to 5.35%, 7/1/24 to 6/1/46).	25,330	25,330
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $12,667 (collateralized by non-U.S. Government debt securities, value $13,305, 6.25% to 7.63%, 9/15/13 to 6/1/16).	12,665	12,665
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $101,336 (collateralized by non-U.S. Government debt securities, value $104,396, 3.50% to 10.13%, 5/15/07 to 7/1/26).	101,321	101,321

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

October 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $ 50,669 (collateralized by non-U.S. Government debt securities, value $55,847, 5.50% to 10.39%, 6/17/08 to 6/25/36).	$50,661	$50,661
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $ 68,402 (collateralized by non-U.S. Government debt securities, value $72,354, 0.00% to 10.00%, 11/1/06 to 10/31/36).	68,392	68,392
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $ 36,634 (collateralized by non-U.S. Government debt securities, value $38,044, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	35,462	35,462
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $ 131,738 (collateralized by non-U.S. Government debt securities, value $138,349, 3.86% to 8.17%, 11/18/08 to 7/15/45).	131,718	131,718

		1,238,651
TIME DEPOSITS[3] – 0.01%
SunTrust Bank
5.34%, 11/01/06	5,235	5,235

		5,235
VARIABLE & FLOATING RATE NOTES[3] – 4.86%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	129,691	129,707
American Express Bank
5.29%, 02/28/07	50,661	50,660
American Express Centurion Bank
5.41%, 07/19/07	55,727	55,773
American Express Credit Corp.
5.42%, 07/05/07	15,198	15,205
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	9,140	9,140
ASIF Global Financing
5.51%, 05/03/07[4]	5,066	5,067
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	32,929	32,929
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	73,458	73,460
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	129,185	129,189
BMW US Capital LLC
5.32%, 10/15/07[4]	50,661	50,661
BNP Paribas
5.36%, 05/18/07[4]	93,722	93,722
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	36,982	36,982
CC USA Inc.
5.37%, 07/30/07[4]	25,330	25,333
Commodore CDO Ltd.
5.47%, 06/12/07[4]	12,665	12,665
Credit Agricole SA
5.34%, 07/23/07	50,661	50,661
Credit Suisse First Boston NY
5.38%, 04/24/07	25,330	25,331
Cullinan Finance Corp.
5.36%, 04/25/07[4]	12,665	12,665
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	12,665	12,665
DEPFA Bank PLC
5.43%, 09/14/07	50,661	50,661
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	58,260	58,263

34	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

October 31, 2006

Security	Principal	Value
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	$50,661	$50,661
Fifth Third Bancorp
5.30%, 11/23/07[4]	101,321	101,321
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	50,661	50,658
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	53,194	53,203
Granite Master Issuer PLC
5.29%, 08/20/07[4]	177,312	177,312
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	40,528	40,533
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	75,991	76,001
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	50,661	50,661
Holmes Financing PLC
5.29%, 07/16/07[4]	88,656	88,656
JP Morgan Chase & Co.
5.29%, 08/02/07	37,995	37,995
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	37,995	37,994
Kestrel Funding LLC
5.30%, 07/11/07[4]	20,264	20,263
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	30,396	30,396
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	52,800	52,800
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	55,727	55,724
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	20,062	20,062
Marshall & Ilsley Bank
5.30%, 10/15/07	27,863	27,863
Master Funding LLC
5.35%, 04/25/07[4]	45,595	45,595
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	75,991	75,991
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	5,066	5,066
Monumental Global Funding II
5.38%, 12/27/06[4]	10,132	10,133
Mound Financing PLC
5.29%, 05/08/07[4]	47,621	47,621
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	182,378	182,375
National City Bank of Indiana
5.37%, 05/21/07	25,330	25,331
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	167,180	167,213
Newcastle Ltd.
5.34%, 04/24/07[4]	17,858	17,855
Northern Rock PLC
5.36%, 08/03/07[4]	60,793	60,794
Northlake CDO I
5.46%, 09/06/07[4]	15,198	15,198
Principal Life Global Funding I
5.82%, 02/08/07	22,797	22,826
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	73,458	73,457
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	50,661	50,661
Strips III LLC
5.37%, 07/24/07[4]	11,645	11,645
SunTrust Bank
5.29%, 05/01/07	50,661	50,662
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	123,612	123,603
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	70,925	70,925

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

October 31, 2006

Security	Principal	Value
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	$67,888	$67,889
Wachovia Bank N.A.
5.36%, 05/22/07	101,321	101,321
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	37,995	38,014
Wells Fargo & Co.
5.33%, 11/15/07[4]	25,330	25,332
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	37,995	37,995
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	151,982	151,957
Wind Master Trust
5.31%, 07/25/07[4]	20,264	20,264

		3,402,565

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,277,003)		6,277,003

TOTAL INVESTMENTS IN SECURITIES – 109.20% (Cost: $81,157,632)		76,407,393
Other Assets, Less Liabilities – (9.20)%		(6,436,707)

NET ASSETS – 100.00%		$69,970,686

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

36	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.94%
ENERGY – ALTERNATE SOURCES – 0.28%
Covanta Holding Corp.[1]	1,778	$36,147

		36,147
INSURANCE – 99.66%
ACE Ltd.	6,575	376,419
AFLAC Inc.	10,167	456,702
Alfa Corp.	750	13,852
Alleghany Corp.[1]	104	31,798
Allstate Corp. (The)	12,946	794,367
Ambac Financial Group Inc.	2,128	177,667
American Equity Investment Life Holding Co.	1,064	13,577
American Financial Group Inc.	946	45,276
American International Group Inc.	46,082	3,095,328
American National Insurance Co.	318	36,888
AmerUs Group Co.	766	52,456
Arch Capital Group Ltd.[1]	834	53,618
Argonaut Group Inc.[1]	626	21,290
Aspen Insurance Holdings Ltd.	1,140	28,295
Assurant Inc.	2,197	115,694
Assured Guaranty Ltd.	969	24,390
Berkley (W.R.) Corp.	3,611	133,101
Brown & Brown Inc.	2,301	67,327
Chubb Corp.	8,386	445,716
Cincinnati Financial Corp.	3,087	140,922
CNA Financial Corp.[1]	295	11,048
Commerce Group Inc.	1,224	36,230
Conseco Inc.[1]	3,075	62,545
Delphi Financial Group Inc. Class A	850	33,362
Erie Indemnity Co. Class A	1,038	52,575
Fidelity National Financial Inc.	3,478	77,559
First American Corp.	1,720	70,228
Gallagher (Arthur J.) & Co.	1,934	53,862
Genworth Financial Inc. Class A	9,162	306,377
Hanover Insurance Group Inc. (The)	1,030	46,710
Hartford Financial Services Group Inc. (The)	6,152	536,270
HCC Insurance Holdings Inc.	2,253	75,836
Hilb, Rogal & Hobbs Co.	719	28,702
Horace Mann Educators Corp.	865	17,421
Infinity Property & Casualty Corp.	404	17,380
LandAmerica Financial Group Inc.	314	19,810
Lincoln National Corp.	5,682	359,727
Loews Corp.	9,416	366,471
Markel Corp.[1]	197	78,701
MBIA Inc.	2,711	168,136
Mercury General Corp.	526	27,231
MetLife Inc.	9,348	534,051
Midland Co. (The)	268	12,526
National Western Life Insurance Co. Class A	49	11,753
Nationwide Financial Services Inc.	1,123	57,183
Navigators Group Inc. (The)[1]	266	12,521
Ohio Casualty Corp.	1,239	33,986
Old Republic International Corp.	4,339	97,758
Philadelphia Consolidated Holding Corp.[1]	1,209	47,296
Phoenix Companies Inc.	2,263	35,846
PMI Group Inc. (The)	1,754	74,808
Presidential Life Corp.	435	10,266
Principal Financial Group Inc.	5,446	307,645
ProAssurance Corp.[1]	615	29,951
Progressive Corp. (The)	14,601	352,906
Protective Life Corp.	1,293	57,215
Prudential Financial Inc.	9,847	757,530
Radian Group Inc.	1,668	88,904
RLI Corp.	443	24,015
SAFECO Corp.	2,354	136,979
Safety Insurance Group Inc.	293	14,653
Selective Insurance Group Inc.	567	31,327
St. Paul Travelers Companies Inc.	14,001	715,871
StanCorp Financial Group Inc.	1,099	50,213
Stewart Information Services Corp.	344	12,749
Torchmark Corp.	2,002	123,483
21st Century Insurance Group	525	8,284
United Fire & Casualty Co.	444	15,709
Unitrin Inc.	896	38,465
Universal American Financial Corp.[1]	756	14,054
UNUMProvident Corp.	6,932	137,115
USI Holdings Corp.[1]	770	12,266
Wesco Financial Corp.	29	13,903

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

October 31, 2006

Security	Shares	Value
White Mountains Insurance Group Ltd.	161	$91,408
XL Capital Ltd. Class A	3,632	256,238
Zenith National Insurance Corp.	746	34,704

		12,824,445

TOTAL COMMON STOCKS (Cost: $12,599,214)		12,860,592

SHORT-TERM INVESTMENTS – 0.08%
MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[2,3]	10,637	10,637

		10,637

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,637)		10,637

TOTAL INVESTMENTS IN SECURITIES – 100.02% (Cost: $12,609,851)		12,871,229
Other Assets, Less Liabilities – (0.02)%		(2,383)

NET ASSETS – 100.00%		$12,868,846

[1]	Non-income earning security.

[2]	Affiliated issuer. See Note 2.

[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

38	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.98%
BIOTECHNOLOGY – 3.88%
Bio-Rad Laboratories Inc. Class A1	4,640	$340,669
Integra LifeSciences Holdings Corp.[1]	5,644	208,433
Millipore Corp.[1]	10,516	678,597

		1,227,699
ELECTRICAL COMPONENTS & EQUIPMENT – 0.95%
Intermagnetics General Corp.[1]	11,000	300,850

		300,850
ELECTRONICS – 12.55%
Analogic Corp.	3,912	218,329
Applera Corp. - Applied Biosystems Group	31,558	1,177,113
Molecular Devices Corp.[1]	5,560	111,978
Thermo Electron Corp.[1]	26,998	1,157,404
Varian Inc.[1]	7,566	354,770
Waters Corp.[1]	19,224	957,355

		3,976,949
HEALTH CARE – PRODUCTS – 82.60%
Advanced Medical Optics Inc.[1]	12,165	496,940
American Medical Systems Holdings Inc.[1]	17,748	316,092
ArthroCare Corp.[1]	6,671	269,575
Beckman Coulter Inc.	12,208	702,815
Biomet Inc.	37,314	1,411,962
Boston Scientific Corp.[1]	169,610	2,698,495
Cepheid Inc.[1]	17,483	143,535
Dade Behring Holdings Inc.	16,875	614,756
Datascope Corp.	4,138	148,430
DJO Inc.[1]	6,263	251,960
Hillenbrand Industries Inc.	11,595	680,395
Immucor Inc.[1]	16,452	452,924
Intuitive Surgical Inc.[1]	7,121	706,261
Invacare Corp.	9,031	197,147
Kinetic Concepts Inc.[1]	12,703	441,556
Kyphon Inc.[1]	10,479	413,920
Medtronic Inc.	109,863	5,348,131
NuVasive Inc.[1]	8,810	207,123
Palomar Medical Technologies Inc.[1]	4,740	223,207
ResMed Inc.[1]	15,299	673,003
Respironics Inc.[1]	14,912	526,692
Sirona Dental Systems Inc.	5,404	199,948
SonoSite Inc.[1]	5,045	143,783
St. Jude Medical Inc.[1]	49,839	1,711,970
Steris Corp.	15,674	381,975
Stryker Corp.	38,937	2,036,016
Symmetry Medical Inc.[1]	9,643	150,431
Thoratec Corp.[1]	13,792	217,224
Varian Medical Systems Inc.[1]	21,779	1,194,796
Ventana Medical Systems Inc.[1]	8,270	334,025
Viasys Healthcare Inc.[1]	8,877	254,326
Wright Medical Group Inc.[1]	9,521	235,264
Zimmer Holdings Inc.[1]	33,074	2,381,659

		26,166,336

TOTAL COMMON STOCKS (Cost: $31,678,034)		31,671,834

SHORT-TERM INVESTMENTS – 0.05%
MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[2,3]	14,543	14,543

		14,543

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,543)		14,543

TOTAL INVESTMENTS IN SECURITIES – 100.03% (Cost: $31,692,577)		31,686,377
Other Assets, Less Liabilities – (0.03)%		(9,701)

NET ASSETS – 100.00%		$31,676,676

[1]	Non-income earning security.

[2]	Affiliated issuer. See Note 2.

[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.82%
ELECTRIC – 1.12%
Dynegy Inc. Class A1	96,692	$587,887

		587,887
OIL & GAS – 98.70%
Anadarko Petroleum Corp.	73,437	3,408,946
Apache Corp.	52,177	3,408,202
Atlas America Inc.[1]	5,821	279,466
ATP Oil & Gas Corp.[1]	5,908	253,985
Aurora Oil & Gas Corp.[1]	7,504	23,262
Berry Petroleum Co. Class A	10,303	307,545
Bill Barrett Corp.[1]	8,697	248,125
BP Prudhoe Bay Royalty Trust[2]	5,698	412,250
Cabot Oil & Gas Corp.	11,336	599,788
Carrizo Oil & Gas Inc.[1]	7,622	217,684
Cheniere Energy Inc.[1]	4,320	113,702
Chesapeake Energy Corp.	70,658	2,292,146
Cimarex Energy Co.	17,681	636,870
CNX Gas Corp.[1]	8,956	234,199
Comstock Resources Inc.[1]	11,326	315,995
Delta Petroleum Corp.[1]	14,471	371,905
Denbury Resources Inc.[1]	26,448	760,116
Devon Energy Corp.	64,837	4,333,705
Encore Acquisition Co.[1]	12,675	317,382
Energy Partners Ltd.[1]	9,618	234,968
EOG Resources Inc.	38,443	2,557,613
EXCO Resources Inc.[1]	23,230	336,370
Forest Oil Corp.[1]	13,177	430,097
Frontier Oil Corp.	25,199	740,851
Gasco Energy Inc.[1,2]	13,044	35,088
Giant Industries Inc.[1]	4,081	330,479
Harvest Natural Resources Inc.[1]	13,244	147,141
Holly Corp.	12,120	576,427
Houston Exploration Co.[1]	7,110	385,078
Hugoton Royalty Trust	10,987	282,915
Mariner Energy Inc.[1]	19,307	382,665
Meridian Resource Corp. (The)[1]	31,539	105,971
Newfield Exploration Co.[1]	26,556	1,083,219
Noble Energy Inc.	33,116	1,610,431
Occidental Petroleum Corp.	124,946	5,864,965
Penn Virginia Corp.	5,015	358,823

Security	Shares or Principal	Value
Petrohawk Energy Corp.[1]	41,821	$473,832
Pioneer Natural Resources Co.	25,852	1,052,952
Plains Exploration & Production Co.[1]	17,204	727,557
Pogo Producing Co.	11,613	519,682
Quicksilver Resources Inc.[1,2]	13,856	474,984
Range Resources Corp.	30,551	829,460
Rosetta Resources Inc.[1]	14,236	257,387
Southwestern Energy Co.[1]	34,051	1,211,535
St. Mary Land & Exploration Co.	12,909	481,377
Stone Energy Corp.[1]	6,335	246,875
Sunoco Inc.	15,647	1,034,736
Swift Energy Co.[1]	7,431	347,176
Tesoro Corp.	14,631	935,506
Ultra Petroleum Corp.[1]	10,624	567,003
Valero Energy Corp.	93,628	4,899,553
W&T Offshore Inc.	3,128	105,633
Warren Resources Inc.[1]	16,632	196,091
Western Refining Inc.	9,389	221,205
Whiting Petroleum Corp.[1]	9,407	419,646
XTO Energy Inc.	61,888	2,887,694

		51,888,258

TOTAL COMMON STOCKS (Cost: $53,235,683)		52,476,145

SHORT-TERM INVESTMENTS – 0.60%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$792	792
Societe Generale	1,132	1,132
5.33%, 12/08/06
Washington Mutual Bank
5.36%, 11/13/06	2,829	2,829
Wells Fargo Bank N.A.
4.78%, 12/05/06	905	905

		5,658
COMMERCIAL PAPER[3] – 0.05%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	1,690	1,648
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	1,698	1,698

40	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2006

Security	Principal	Value
ASAP Funding Ltd.
5.29%, 11/02/06[4]	$283	$283
Atlantis One Funding
5.30%, 11/14/06[4]	1,553	1,550
Beta Finance Inc.
5.27%, 01/25/07[4]	226	224
Bryant Park Funding LLC
5.28%, 12/14/06[4]	357	355
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	574	573
Cantabric Finance LLC
5.26%, 01/25/07[4]	453	447
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	1,302	1,300
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	849	828
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	679	677
Curzon Funding LLC
5.29%, 11/17/06[4]	1,132	1,129
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	1,304	1,288
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	1,132	1,131
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	1,030	1,015
Galleon Capital Corp.
5.27%, 12/18/06[4]	158	157
General Electric Capital Services Inc.
5.22%, 12/11/06	113	113
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	668	654
HBOS Treasury Services PLC
5.27%, 12/15/06	226	225
Landale Funding LLC
5.31%, 11/15/06[4]	883	881
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	2,033	2,032
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	730	728
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	1,471	1,444
Nestle Capital Corp.
5.19%, 08/09/07	679	652
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	1,788	1,788
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	603	596
Sedna Finance Inc.
5.22%, 04/17/07[4]	645	629
Sydney Capital Corp.
5.27%, 12/08/06[4]	27	27
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	566	560
Tulip Funding Corp.
5.29%, 11/15/06[4]	597	596

		25,228
MEDIUM-TERM NOTES[3] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	283	283
Cullinan Finance Corp.
5.71%, 06/28/07[4]	849	849
K2 USA LLC
5.39%, 06/04/07[4]	849	849
Marshall & Ilsley Bank
5.18%, 12/15/06	1,132	1,132
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	1,324	1,324
US Bank N.A.
2.85%, 11/15/06	226	226

		4,663

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.34%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	175,976	$175,976

		175,976
REPURCHASE AGREEMENTS[3] – 0.05%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $2,264 (collateralized by non-U.S. Government debt securities, value $2,332, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$2,264	2,264
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $1,585 (collateralized by U.S. Government obligations, value $1,617, 5.50%, 10/1/21 to 10/1/36).	1,584	1,584
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $1,698 (collateralized by non-U.S. Government debt securities, value $1,868, 0.31% to 6.00%, 7/25/36 to 11/25/46).	1,698	1,698
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $113 (collateralized by non-U.S. Government debt securities, value $117, 6.00% to 6.70%, 12/15/10 to 4/15/12).	113	113

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $3,962 (collateralized by non-U.S. Government debt securities, value $4,161, 4.11% to 9.32%, 4/15/10 to 5/15/36).	$3,962	$3,962
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $1,245 (collateralized by non-U.S. Government debt securities, value $1,395, 0.00% to 10.00%, 5/27/33 to 10/31/36).	1,245	1,245
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $679 (collateralized by non-U.S. Government debt securities, value $751, 0.00% to 10.00%, 5/27/33 to 10/31/36).	679	679
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $2,264 (collateralized by non-U.S. Government debt securities, value $2,378, 0.00% to 9.00%, 5/1/17 to 9/25/46).	2,264	2,264
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $1,981 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $2,031, 0.00% to 7.32%, 11/2/06 to 3/25/45).	1,981	1,981

42	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,698 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,730, 0.00% to 7.32%, 11/2/06 to 3/25/45).	$1,698	$1,698
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $679 (collateralized by non-U.S. Government debt securities, value $713, 0.00% to 10.00%, 1/1/10).	679	679
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $566 (collateralized by non-U.S. Government debt securities, value $594, 5.26% to 5.35%, 7/1/24 to 6/1/46).	566	566
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $283 (collateralized by non-U.S. Government debt securities, value $297, 6.25% to 7.63%, 9/15/13 to 6/1/16).	283	283
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $2,264 (collateralized by non-U.S. Government debt securities, value $2,332, 3.50% to 10.13%, 5/15/07 to 7/1/26).	2,264	2,264
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,132 (collateralized by non-U.S. Government debt securities, value $1,248, 5.50% to 10.39%, 6/17/08 to 6/25/36).	1,132	1,132
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $1,528 (collateralized by non-U.S. Government debt securities, value $1,616, 0.00% to 10.00%, 11/1/06 to 10/31/36).	1,528	1,528
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $818 (collateralized by non-U.S. Government debt securities, value $850, 0.00% to 10.00%, 11/1/06 to 10/31/36).7	792	792
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $2,943 (collateralized by non-U.S. Government debt securities, value $3,091, 3.86% to 8.17%, 11/18/08 to 7/15/45).	2,943	2,943

		27,675
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	117	117

		117
VARIABLE & FLOATING RATE NOTES[3] – 0.14%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	2,897	2,899
American Express Bank
5.29%, 02/28/07	1,132	1,132
American Express Centurion Bank
5.41%, 07/19/07	1,245	1,246

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2006

Security	Principal	Value
American Express Credit Corp.
5.42%, 07/05/07	$340	$340
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	204	204
ASIF Global Financing
5.51%, 05/03/07[4]	113	113
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	736	736
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	1,641	1,641
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	2,886	2,886
BMW US Capital LLC
5.32%, 10/15/07[4]	1,132	1,132
BNP Paribas
5.36%, 05/18/07[4]	2,094	2,094
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	826	826
CC USA Inc.
5.37%, 07/30/07[4]	566	566
Commodore CDO Ltd.
5.47%, 06/12/07[4]	283	283
Credit Agricole SA
5.34%, 07/23/07	1,132	1,132
Credit Suisse First Boston NY
5.38%, 04/24/07	566	566
Cullinan Finance Corp.
5.36%, 04/25/07[4]	283	283
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	283	283
DEPFA Bank PLC
5.43%, 09/14/07	1,132	1,132
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	1,302	1,302
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	1,132	1,132
Fifth Third Bancorp
5.30%, 11/23/07[4]	2,264	2,264
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	1,132	1,132
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	1,188	1,189
Granite Master Issuer PLC
5.29%, 08/20/07[4]	3,961	3,961
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	905	906
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	1,698	1,698
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	1,132	1,132
Holmes Financing PLC
5.29%, 07/16/07[4]	1,981	1,981
JP Morgan Chase & Co.
5.29%, 08/02/07	849	849
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	849	849
Kestrel Funding LLC
5.30%, 07/11/07[4]	453	453
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	679	679
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	1,180	1,180
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	1,245	1,245
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	448	448
Marshall & Ilsley Bank
5.30%, 10/15/07	622	622

44	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2006

Security	Principal	Value
Master Funding LLC
5.35%, 04/25/07[4]	$1,019	$1,019
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	1,698	1,698
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	113	113
Monumental Global Funding II
5.38%, 12/27/06[4]	226	226
Mound Financing PLC
5.29%, 05/08/07[4]	1,064	1,064
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	4,074	4,075
National City Bank of Indiana
5.37%, 05/21/07	566	566
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	3,735	3,736
Newcastle Ltd.
5.34%, 04/24/07[4]	399	399
Northern Rock PLC
5.36%, 08/03/07[4]	1,358	1,358
Northlake CDO I
5.46%, 09/06/07[4]	340	340
Principal Life Global Funding I
5.82%, 02/08/07	509	510
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	1,641	1,641
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	1,132	1,132
Strips III LLC
5.37%, 07/24/07[4]	260	260
SunTrust Bank
5.29%, 05/01/07	1,132	1,132
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	2,762	2,761
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	1,584	1,585
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	1,517	1,517
Wachovia Bank N.A.
5.36%, 05/22/07	2,264	2,264
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	849	849
Wells Fargo & Co.
5.33%, 11/15/07[4]	566	566
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	849	849
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	3,395	3,394
Wind Master Trust
5.31%, 07/25/07[4]	453	453

		76,023

TOTAL SHORT-TERM INVESTMENTS (Cost: $315,340)		315,340

TOTAL INVESTMENTS IN SECURITIES – 100.42% (Cost: $53,551,023)		52,791,485
Other Assets, Less Liabilities – (0.42)%		(221,025)

NET ASSETS – 100.00%		$52,570,460

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 100.02%
HOLDING COMPANIES – DIVERSIFIED – 0.13%
Resource America Inc. Class A	2,380	$54,764

		54,764
OIL & GAS – 29.46%
Atwood Oceanics Inc.[1]	3,951	182,536
Diamond Offshore Drilling Inc.	8,509	589,078
ENSCO International Inc.	21,012	1,028,958
GlobalSantaFe Corp.	31,991	1,660,333
Grey Wolf Inc.[1]	28,502	199,514
Helmerich & Payne Inc.	13,744	329,169
Nabors Industries Ltd.[1]	40,466	1,249,590
Noble Corp.	18,567	1,301,547
Parallel Petroleum Corp.[1]	5,617	113,744
Parker Drilling Co.[1]	16,370	134,070
Patterson-UTI Energy Inc.	23,295	540,444
Petroleum Development Corp.[1]	2,428	112,052
Pioneer Drilling Co.[1]	7,501	98,488
Pride International Inc.[1]	22,873	631,524
Rowan Companies Inc.	15,413	514,486
TODCO[1]	8,832	301,436
Transocean Inc.[1]	41,039	2,976,969
Unit Corp.[1]	6,651	308,540

		12,272,478
OIL & GAS SERVICES – 69.94%
Baker Hughes Inc.	42,918	2,963,488
BJ Services Co.	40,415	1,218,916
Cameron International Corp.[1]	15,510	777,051
CARBO Ceramics Inc.	2,928	98,674
Complete Production Services Inc.[1]	6,074	117,167
Dresser-Rand Group Inc.[1]	7,544	163,629
Dril-Quip Inc.[1]	3,507	138,106
FMC Technologies Inc.[1]	9,713	587,151
Global Industries Ltd.[1]	12,497	207,450
Grant Prideco Inc.[1]	18,197	687,301
Halliburton Co.	131,706	4,260,689
Hanover Compressor Co.[1]	12,656	234,389
Helix Energy Solutions Group Inc.[1]	11,761	379,880
Hercules Offshore Inc.[1]	3,157	112,452
Horizon Offshore Inc.	4,086	70,524
Hornbeck Offshore Services Inc.[1]	3,498	126,243
Hydril Co. LP1	2,892	173,665
Input/Output Inc.[1]	10,613	118,972
Lone Star Technologies Inc.[1]	4,457	215,184
Lufkin Industries Inc.	2,208	133,231
National Oilwell Varco Inc.[1]	23,249	1,404,240
Newpark Resources Inc.[1]	13,704	80,579
Oceaneering International Inc.[1]	7,766	279,498
Oil States International Inc.[1]	6,807	197,675
RPC Inc.	4,051	87,988
Schlumberger Ltd.	144,842	9,136,632
SEACOR Holdings Inc.[1]	3,167	283,383
Smith International Inc.	28,847	1,138,880
Superior Energy Services Inc.[1]	11,471	359,042
Tetra Technologies Inc.[1]	10,354	268,169
Tidewater Inc.	8,063	400,973
Universal Compression Holdings Inc.[1]	4,345	261,830
Veritas DGC Inc.[1]	4,802	345,792
Weatherford International Ltd.[1]	46,220	1,898,718
W-H Energy Services Inc.[1]	4,327	202,633

		29,130,194
TRANSPORTATION – 0.49%
Bristow Group Inc.[1]	3,319	110,191
GulfMark Offshore Inc.[1]	2,756	95,165

		205,356

TOTAL COMMON STOCKS (Cost: $45,346,591)		41,662,792

SHORT-TERM INVESTMENTS – 0.01%
MONEY MARKET FUNDS – 0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[2,3]	3,680	3,680

		3,680

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,680)		3,680

TOTAL INVESTMENTS IN SECURITIES – 100.03% (Cost: $45,350,271)		41,666,472
Other Assets, Less Liabilities – (0.03)%		(13,638)

NET ASSETS – 100.00%		$41,652,834

[1]	Non-income earning security.

[2]	Affiliated issuer. See Note 2.

[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

46	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.88%
HEALTH CARE – PRODUCTS – 8.34%
Johnson & Johnson	69,235	$4,666,439

		4,666,439
HOUSEHOLD PRODUCTS & WARES – 0.91%
Prestige Brands Holdings Inc.[1]	43,385	511,943

		511,943
PHARMACEUTICALS – 90.63%
Abbott Laboratories	65,931	3,132,382
Abraxis BioScience Inc.[1]	22,818	602,395
Adams Respiratory Therapeutics Inc.[1]	16,799	724,037
Adolor Corp.[1]	43,142	591,477
Alkermes Inc.[1]	54,322	912,610
Allergan Inc.	16,771	1,937,050
Alpharma Inc. Class A	29,861	659,032
Barr Pharmaceuticals Inc.[1]	24,604	1,288,511
Bristol-Myers Squibb Co.	109,868	2,719,233
Cephalon Inc.[1]	19,456	1,365,422
Connetics Corp.[1]	44,572	759,507
Endo Pharmaceuticals Holdings Inc.[1]	39,558	1,128,985
Forest Laboratories Inc.[1]	37,058	1,813,618
Hospira Inc.[1]	37,616	1,367,342
King Pharmaceuticals Inc.[1]	71,254	1,192,079
Kos Pharmaceuticals Inc.[1]	14,677	730,181
K-V Pharmaceutical Co. Class A1	28,872	644,423
Lilly (Eli) & Co.	51,304	2,873,537
Medicines Co. (The)[1]	31,928	828,851
Medicis Pharmaceutical Corp. Class A	27,307	956,837
Merck & Co. Inc.	84,219	3,825,227
MGI Pharma Inc.[1]	46,468	884,286
Mylan Laboratories Inc.	58,599	1,201,279
Noven Pharmaceuticals Inc.[1]	23,010	511,052
Nuvelo Inc.[1]	34,715	640,145
Par Pharmaceutical Companies Inc.[1]	31,142	606,958
Perrigo Co.	48,518	867,987
Pfizer Inc.	162,129	4,320,738
Pharmion Corp.[1]	28,832	704,942
Salix Pharmaceuticals Ltd.[1]	42,303	563,899
Schering-Plough Corp.	109,800	2,430,972
Sciele Pharma Inc.[1]	29,528	644,006
Sepracor Inc.[1]	27,043	1,399,746
Theravance Inc.[1]	27,604	868,422
Valeant Pharmaceuticals International	44,073	823,284
Watson Pharmaceuticals Inc.[1]	38,738	1,042,440
Wyeth	61,780	3,152,633

		50,715,525

TOTAL COMMON STOCKS (Cost: $52,677,303)		55,893,907
SHORT-TERM INVESTMENTS – 0.07%
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[2,3]	36,855	36,855

		36,855

TOTAL SHORT-TERM INVESTMENTS (Cost: $36,855)		36,855

TOTAL INVESTMENTS IN SECURITIES – 99.95% (Cost: $52,714,158)		55,930,762
Other Assets, Less Liabilities – 0.05%		27,551

NET ASSETS – 100.00%		$55,958,313

[1]	Non-income earning security.

[2]	Affiliated issuer. See Note 2.

[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.68%
BANKS – 83.36%
AMCORE Financial Inc.	761	$23,827
AmSouth Bancorp	11,331	342,423
Associated Bancorp	4,368	143,445
BancorpSouth Inc.	2,680	68,474
Bank of Hawaii Corp.	116	6,052
Bank of New York Co. Inc. (The)	26,142	898,501
BB&T Corp.	18,377	799,767
Cathay General Bancorp	1,614	55,602
Chittenden Corp.	1,714	50,546
Citizens Banking Corp.	1,719	44,642
City National Corp.	1,482	98,642
Colonial BancGroup Inc. (The)	5,453	129,999
Comerica Inc.	5,741	334,069
Commerce Bancorp Inc.	6,379	222,755
Commerce Bancshares Inc.	2,377	117,685
Compass Bancshares Inc.	4,389	246,925
Cullen/Frost Bankers Inc.	1,952	105,720
East West Bancorp Inc.	1,928	70,391
Fifth Third Bancorp	16,176	644,614
First BanCorp (Puerto Rico)	2,973	29,433
First Horizon National Corp.	4,394	172,772
First Midwest Bancorp Inc.	1,828	69,519
FirstMerit Corp.	2,936	68,174
FNB Corp. (Pennsylvania)	2,357	39,904
Fulton Financial Corp.	6,234	99,806
Greater Bay Bancorp	1,874	48,255
Huntington Bancshares Inc.	7,876	192,253
KeyCorp	13,976	519,069
M&T Bank Corp.	2,729	332,419
Marshall & Ilsley Corp.	7,504	359,742
Mercantile Bankshares Corp.	4,434	199,885
National City Corp.	19,553	728,349
North Fork Bancorp Inc.	14,760	421,841
Northern Trust Corp.	6,710	394,011
Old National Bancorp	2,446	46,425
Pacific Capital Bancorp	114	3,507
Park National Corp.	433	43,902
PNC Financial Services Group	10,025	702,051
Popular Inc.	9,199	167,330
Provident Bankshares Corp.	1,244	44,958
Regions Financial Corp.	15,525	589,174
Republic Bancorp Inc.	2,871	38,414
Sky Financial Group Inc.	4,035	101,077
South Financial Group Inc. (The)	2,700	71,631
Sterling Bancshares Inc.	1,521	27,849
SunTrust Banks Inc.	12,272	969,365
Susquehanna Bancshares Inc.	1,963	49,055
SVB Financial Group[1]	88	4,050
Synovus Financial Corp.	9,487	278,728
TCF Financial Corp.	4,659	121,274
TD Banknorth Inc.	3,688	109,091
Texas Regional Bancshares Inc. Class A	1,693	65,773
TrustCo Bank Corp. NY	3,254	35,957
Trustmark Corp.	1,810	57,305
U.S. Bancorp	60,534	2,048,472
UCBH Holdings Inc.	3,475	59,561
Umpqua Holdings Corp.	2,095	59,163
UnionBanCal Corp.	103	5,931
United Bancshares Inc.	1,478	56,445
Valley National Bancorp	4,136	107,784
W Holding Co. Inc.	423	2,407
Webster Financial Corp.	1,772	85,623
Westamerica Bancorp	1,198	59,720
Whitney Holding Corp.	2,214	72,309
Wilmington Trust Corp.	2,421	100,665
Wintrust Financial Corp.	963	46,474
Zions Bancorporation	3,662	294,425

		14,605,406
DIVERSIFIED FINANCIAL SERVICES – 0.97%
Doral Financial Corp.	361	1,661
IndyMac Bancorp Inc.	2,430	110,443
Lazard Ltd. Class A	1,379	58,470

		170,574
INTERNET – 0.07%
NetBank Inc.	2,308	12,255

		12,255
SAVINGS & LOANS – 15.28%
Anchor BanCorp Wisconsin Inc.	680	19,747
Astoria Financial Corp.	3,083	89,438
Dime Community Bancshares Inc.	1,110	15,484

48	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

October 31, 2006

Security	Shares	Value
Downey Financial Corp.	770	$53,038
First Niagara Financial Group Inc.	3,735	53,485
FirstFed Financial Corp.[1]	639	39,471
Harbor Florida Bancshares Inc.	737	33,467
Hudson City Bancorp Inc.	18,356	252,028
MAF Bancorp Inc.	1,045	45,029
New York Community Bancorp Inc.	9,107	148,899
NewAlliance Bancshares Inc.	3,812	59,010
People’s Bank	2,001	81,441
PFF Bancorp Inc.	722	22,389
Provident Financial Services Inc.	2,418	44,346
Sovereign Bancorp Inc.	11,305	269,737
Washington Federal Inc.	2,915	67,745
Washington Mutual Inc.	32,673	1,382,068

		2,676,822

TOTAL COMMON STOCKS (Cost: $17,308,993)		17,465,057

SHORT-TERM INVESTMENTS – 0.19%
MONEY MARKET FUNDS – 0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[2,3]	33,221	33,221

		33,221

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,221)		33,221

TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $17,342,214)		17,498,278
Other Assets, Less Liabilities – 0.13%		22,555

NET ASSETS – 100.00%		$17,520,833

[1]	Non-income earning security.

[2]	Affiliated issuer. See Note 2.

[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	49

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2006

	iShares Dow Jones U.S.
	Aerospace & Defense Index Fund	Broker-Dealers Index Fund	Healthcare Providers Index Fund	Home Construction Index Fund	Insurance Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$88,089,639	$106,483,016	$109,413,165	$81,118,758	$12,599,214

Affiliated issuers[a]	$77,864	$176,931	$161,767	$38,874	$10,637

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$90,201,110	$114,794,983	$106,159,447	$76,368,519	$12,860,592
Affiliated issuers[a]	77,864	176,931	161,767	38,874	10,637
Receivables:
Investment securities sold	369,914	—	—	742,214	—
Dividends and interest	40,467	26,736	2,239	57,278	3,544
Capital shares sold	115,937	11,549	695,069	—	—

Total Assets	90,805,292	115,010,199	107,018,522	77,206,885	12,874,773

LIABILITIES
Payables:
Investment securities purchased	371,444	—	—	715,845	—
Collateral for securities on loan (Note 5)	1,796,035	2,942,566	74,643	6,238,129	—
Capital shares redeemed	—	—	—	251,386	—
Investment advisory fees (Note 2)	31,059	34,758	36,479	30,839	5,927

Total Liabilities	2,198,538	2,977,324	111,122	7,236,199	5,927

NET ASSETS	$88,606,754	$112,032,875	$106,907,400	$69,970,686	$12,868,846

Net assets consist of:
Paid–in capital	$85,731,018	$105,643,701	$108,090,337	$73,201,638	$12,046,484
Undistributed net investment income (accumulated net investment loss)	4,096	30,028	(67,554)	35,210	4,453
Undistributed net realized gain (accumulated net realized loss)	760,169	(1,952,821)	2,138,335	1,484,077	556,531
Net unrealized appreciation (depreciation)	2,111,471	8,311,967	(3,253,718)	(4,750,239)	261,378

NET ASSETS	$88,606,754	$112,032,875	$106,907,400	$69,970,686	$12,868,846

Shares outstanding	1,750,000	2,150,000	2,100,000	1,800,000	250,000

Net asset value per share	$50.63	$52.11	$50.91	$38.87	$51.48

[a]	See Note 2.

[b]	Securities on loan with market values of $1,740,851, $2,863,835, $73,047, $6,055,883 and $—, respectively. See Note 5.

See notes to the financial statements.

50	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2006

	iShares Dow Jones U.S.
	Medical Devices Index Fund	Oil & Gas Exploration & Production Index Fund	Oil Equipment & Services Index Fund	Pharmaceuticals Index Fund	Regional Banks Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$31,678,034	$53,375,047	$45,346,591	$52,677,303	$17,308,993

Affiliated issuers[a]	$14,543	$175,976	$3,680	$36,855	$33,221

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$31,671,834	$52,615,509	$41,662,792	$55,893,907	$17,465,057
Affiliated issuers[a]	14,543	175,976	3,680	36,855	33,221
Receivables:
Investment securities sold	—	196,400	—	—	—
Dividends and interest	1,716	9,004	1,495	50,367	54,817
Capital shares sold	292	—	—	—	—
Capital shares redeemed	—	—	1,917	—	—

Total Assets	31,688,385	52,996,889	41,669,884	55,981,129	17,553,095

LIABILITIES
Payables:
Investment securities purchased	—	269,744	—	—	25,061
Collateral for securities on loan (Note 5)	—	139,364	—	—	—
Capital shares sold	—	—	646	—	—
Investment advisory fees (Note 2)	11,709	17,321	16,404	22,816	7,201

Total Liabilities	11,709	426,429	17,050	22,816	32,262

NET ASSETS	$31,676,676	$52,570,460	$41,652,834	$55,958,313	$17,520,833

Net assets consist of:
Paid-in capital	$31,743,258	$53,448,667	$45,200,971	$52,799,471	$16,986,071
Undistributed net investment income (accumulated net investment loss)	(2,332)	6,671	(12,311)	27,617	79,432
Undistributed net realized gain (accumulated net realized loss)	(58,050)	(125,340)	147,973	(85,379)	299,266
Net unrealized appreciation (depreciation)	(6,200)	(759,538)	(3,683,799)	3,216,604	156,064

NET ASSETS	$31,676,676	$52,570,460	$41,652,834	$55,958,313	$17,520,833

Shares outstanding	650,000	1,100,000	950,000	1,050,000	350,000

Net asset value per share	$48.73	$47.79	$43.85	$53.29	$50.06

[a]	See Note 2.

[b]	Securities on loan with market values of $—, $135,095, $—, $— and $—, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited)

iSHARES® TRUST

Period ended October 31, 2006

	iShares Dow Jones U.S.
	Aerospace & Defense Index Fund[a]	Broker-Dealers Index Fund[a]	Healthcare Providers Index Fund[a]	Home Construction Index Fund[a]	Insurance Index Fund[a]
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$267,721	$193,560	$48,057	$182,243	$151,617
Interest from affiliated issuers[b]	1,547	1,418	646	1,028	425
Securities lending income	8,908	36,901	167	37,530	—

Total investment income	278,176	231,879	48,870	220,801	152,042

EXPENSES
Investment advisory fees (Note 2)	142,297	144,575	116,424	88,076	54,041

Total expenses	142,297	144,575	116,424	88,076	54,041

Net investment income (loss)	135,879	87,304	(67,554)	132,725	98,001

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(398,147)	(1,139,886)	(546,599)	(1,239,056)	(102,270)
In-kind redemptions	1,158,316	(812,935)	2,684,934	2,723,133	658,801

Net realized gain (loss)	760,169	(1,952,821)	2,138,335	1,484,077	556,531

Net change in unrealized appreciation (depreciation)	2,111,471	8,311,967	(3,253,718)	(4,750,239)	261,378

Net realized and unrealized gain (loss)	2,871,640	6,359,146	(1,115,383)	(3,266,162)	817,909

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,007,519	$6,446,450	$(1,182,937)	$(3,133,437)	$915,910

[a]	For the period from May 1, 2006 (commencement of operations) to October 31, 2006.

[b]	See Note 2.

See notes to the financial statements.

52	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Period ended October 31, 2006

	iShares Dow Jones U.S.
	Medical Devices Index Fund[a]	Oil & Gas Exploration & Production Index Fund[a]	Oil Equipment & Services Index Fund[a]	Pharmaceuticals Index Fund[a]	Regional Banks Index Fund[a]
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$59,985	$120,655	$67,869	$308,020	$438,762
Interest from affiliated issuers[c]	446	905	320	1,022	977
Securities lending income	255	800	97	—	—

Total investment income	60,686	122,360	68,286	309,042	439,739

EXPENSES
Investment advisory fees (Note 2)	62,728	77,732	70,521	99,049	65,924

Total expenses	62,728	77,732	70,521	99,049	65,924

Net investment income (loss)	(2,042)	44,628	(2,235)	209,993	373,815

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(59,926)	(841,281)	(414,155)	(85,379)	(89,014)
In-kind redemptions	1,876	715,941	562,128	—	388,280

Net realized gain (loss)	(58,050)	(125,340)	147,973	(85,379)	299,266

Net change in unrealized appreciation (depreciation)	(6,200)	(759,538)	(3,683,799)	3,216,604	156,064

Net realized and unrealized gain (loss)	(64,250)	(884,878)	(3,535,826)	3,131,225	455,330

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(66,292)	$(840,250)	$(3,538,061)	$3,341,218	$829,145

[a]	For the period from May 1, 2006 (commencement of operations) to October 31, 2006.

[b]	Net of foreign withholding tax of $—, $—, $—, $— and $476, respectively.

[c]	See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Aerospace & Defense Index Fund	iShares Dow Jones U.S. Broker-Dealers Index Fund	iShares Dow Jones U.S. Healthcare Providers Index Fund
	Period from May 1, 2006[a] to October 31, 2006 (Unaudited)	Period from May 1, 2006[a] to October 31, 2006 (Unaudited)	Period from May 1, 2006[a] to October 31, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$135,879	$87,304	$(67,554)
Net realized gain (loss)	760,169	(1,952,821)	2,138,335
Net change in unrealized appreciation (depreciation)	2,111,471	8,311,967	(3,253,718)

Net increase (decrease) in net assets resulting from operations	3,007,519	6,446,450	(1,182,937)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(131,783)	(57,276)	—

Total distributions to shareholders	(131,783)	(57,276)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	100,456,647	203,086,515	141,929,239
Cost of shares redeemed	(14,725,629)	(97,442,814)	(33,838,902)

Net increase in net assets from capital share transactions	85,731,018	105,643,701	108,090,337

INCREASE IN NET ASSETS	88,606,754	112,032,875	106,907,400
NET ASSETS
Beginning of period	—	—	—

End of period	$88,606,754	$112,032,875	$106,907,400

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$4,096	$30,028	$(67,554)

SHARES ISSUED AND REDEEMED
Shares sold	2,050,000	4,300,000	2,750,000
Shares redeemed	(300,000)	(2,150,000)	(650,000)

Net increase in shares outstanding	1,750,000	2,150,000	2,100,000

[a]	Commencement of operations.

See notes to the financial statements.

54	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Home Construction Index Fund	iShares Dow Jones U.S. Insurance Index Fund
	Period from May 1, 2006[a] to October 31, 2006 (Unaudited)	Period from May 1, 2006[a] to October 31, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$132,725	$98,001
Net realized gain	1,484,077	556,531
Net change in unrealized appreciation (depreciation)	(4,750,239)	261,378

Net increase (decrease) in net assets resulting from operations	(3,133,437)	915,910

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(97,515)	(93,548)

Total distributions to shareholders	(97,515)	(93,548)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	115,044,822	27,532,803
Cost of shares redeemed	(41,843,184)	(15,486,319)

Net increase in net assets from capital share transactions	73,201,638	12,046,484

INCREASE IN NET ASSETS	69,970,686	12,868,846
NET ASSETS
Beginning of period	—	—

End of period	$69,970,686	$12,868,846

Undistributed net investment income included in net assets at end of period	$35,210	$4,453

SHARES ISSUED AND REDEEMED
Shares sold	2,900,000	550,000
Shares redeemed	(1,100,000)	(300,000)

Net increase in shares outstanding	1,800,000	250,000

[a]	Commencement of operations.

See notes to the financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Medical Devices Index Fund	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	iShares Dow Jones U.S. Oil Equipment & Services Index Fund
	Period from May 1, 2006[a] to October 31, 2006 (Unaudited)	Period from May 1, 2006[a] to October 31, 2006 (Unaudited)	Period from May 1, 2006[a] to October 31, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,042)	$44,628	$(2,235)
Net realized gain (loss)	(58,050)	(125,340)	147,973
Net change in unrealized appreciation (depreciation)	(6,200)	(759,538)	(3,683,799)

Net decrease in net assets resulting from operations	(66,292)	(840,250)	(3,538,061)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(290)	(37,957)	(10,076)

Total distributions to shareholders	(290)	(37,957)	(10,076)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	34,026,919	58,463,198	53,692,297
Cost of shares redeemed	(2,283,661)	(5,014,531)	(8,491,326)

Net increase in net assets from capital share transactions	31,743,258	53,448,667	45,200,971

INCREASE IN NET ASSETS	31,676,676	52,570,460	41,652,834
NET ASSETS
Beginning of period	—	—	—

End of period	$31,676,676	$52,570,460	$41,652,834

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(2,332)	$6,671	$(12,311)

SHARES ISSUED AND REDEEMED
Shares sold	700,000	1,200,000	1,150,000
Shares redeemed	(50,000)	(100,000)	(200,000)

Net increase in shares outstanding	650,000	1,100,000	950,000

[a]	Commencement of operations.

See notes to the financial statements.

56	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Pharmaceuticals Index Fund	iShares Dow Jones U.S. Regional Banks Index Fund
	Period from May 1, 2006[a] to October 31, 2006 (Unaudited)	Period from May 1, 2006[a] to October 31, 2006 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$209,993	$373,815
Net realized gain (loss)	(85,379)	299,266
Net change in unrealized appreciation (depreciation)	3,216,604	156,064

Net increase in net assets resulting from operations	3,341,218	829,145

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(182,376)	(294,383)

Total distributions to shareholders	(182,376)	(294,383)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	52,799,471	39,265,767
Cost of shares redeemed	—	(22,279,696)

Net increase in net assets from capital share transactions	52,799,471	16,986,071

INCREASE IN NET ASSETS	55,958,313	17,520,833
NET ASSETS
Beginning of period	—	—

End of period	$55,958,313	$17,520,833

Undistributed net investment income included in net assets at end of period	$27,617	$79,432

SHARES ISSUED AND REDEEMED
Shares sold	1,050,000	800,000
Shares redeemed	—	(450,000)

Net increase in shares outstanding	1,050,000	350,000

[a]	Commencement of operations.

See notes to the financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Dow Jones U.S. Aerospace & Defense Index Fund
Period from May 1, 2006[a] to Oct. 31, 2006 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income	0.11[b]
Net realized and unrealized gain[c]	0.61

Total from investment operations	0.72

Less distributions from:
Net investment income	(0.09)

Total distributions	(0.09)

Net asset value, end of period	$50.63

Total return	0.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$88,607
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	0.46%
Portfolio turnover rate[f]	9%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

58	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Dow Jones U.S. Broker-Dealers Index Fund
Period from May 1, 2006[a] to Oct. 31, 2006 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income	0.07[b]
Net realized and unrealized gain[c]	2.09

Total from investment operations	2.16

Less distributions from:
Net investment income	(0.05)

Total distributions	(0.05)

Net asset value, end of period	$52.11

Total return	7.75%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$112,033
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	0.29%
Portfolio turnover rate[f]	17%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Dow Jones U.S. Healthcare Providers Index Fund
Period from May 1, 2006[a] to Oct. 31, 2006 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment loss	(0.07)[b]
Net realized and unrealized gain[c]	0.98

Total from investment operations	0.91

Net asset value, end of period	$50.91

Total return	2.64%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$106,907
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment loss to average net assets[e]	(0.28)%
Portfolio turnover rate[f]	13%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

60	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Dow Jones U.S. Home Construction Index Fund
Period from May 1, 2006[a] to Oct. 31, 2006 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income	0.14[b]
Net realized and unrealized loss[c]	(11.17)

Total from investment operations	(11.03)

Less distributions from:
Net investment income	(0.10)

Total distributions	(0.10)

Net asset value, end of period	$38.87

Total return	(21.27)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$69,971
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	0.72%
Portfolio turnover rate[f]	15%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Dow Jones U.S. Insurance Index Fund
Period from May 1, 2006[a] to Oct. 31, 2006 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income	0.21[b]
Net realized and unrealized gain[c]	1.46

Total from investment operations	1.67

Less distributions from:
Net investment income	(0.19)

Total distributions	(0.19)

Net asset value, end of period	$51.48

Total return	4.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,869
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	0.87%
Portfolio turnover rate[f]	11%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

62	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Dow Jones U.S. Medical Devices Index Fund
Period from May 1, 2006[a] to Oct. 31, 2006 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment loss	(0.00)[b,c]
Net realized and unrealized loss[d]	(1.27)

Total from investment operations	(1.27)

Less distributions from:
Net investment income	(0.00)[c]

Total distributions	(0.00)

Net asset value, end of period	$48.73

Total return	(1.41)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$31,677
Ratio of expenses to average net assets[f]	0.48%
Ratio of net investment loss to average net assets[f]	(0.02)%
Portfolio turnover rate[g]	8%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	Rounds to less than $0.01.

[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[e]	Not annualized.

[f]	Annualized for periods of less than one year.

[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund
Period from May 1, 2006[a] to Oct. 31, 2006 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income	0.07[b]
Net realized and unrealized loss[c]	(2.23)

Total from investment operations	(2.16)

Less distributions from:
Net investment income	(0.05)

Total distributions	(0.05)

Net asset value, end of period	$47.79

Total return	(5.81)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$52,570
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	0.28%
Portfolio turnover rate[f]	17%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

64	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Dow Jones U.S. Oil Equipment & Services Index Fund
Period from May 1, 2006[a] to Oct. 31, 2006 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment loss	(0.00)[b,c]
Net realized and unrealized loss[d]	(6.13)

Total from investment operations	(6.13)

Less distributions from:
Net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$43.85

Total return	(14.25)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$41,653
Ratio of expenses to average net assets[f]	0.48%
Ratio of net investment loss to average net assets[f]	(0.02)%
Portfolio turnover rate[g]	8%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	Rounds to less than $0.01.

[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[e]	Not annualized.

[f]	Annualized for periods of less than one year.

[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Dow Jones U.S. Pharmaceuticals Index Fund
Period from May 1, 2006[a] to Oct. 31, 2006 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income	0.26[b]
Net realized and unrealized gain[c]	3.23

Total from investment operations	3.49

Less distributions from:
Net investment income	(0.20)

Total distributions	(0.20)

Net asset value, end of period	$53.29

Total return	7.45%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$55,958
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	1.02%
Portfolio turnover rate[f]	8%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

66	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Dow Jones U.S. Regional Banks Index Fund
Period from May 1, 2006[a] to Oct. 31, 2006 (Unaudited)
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income	0.67[b]
Net realized and unrealized gain[c]	0.13

Total from investment operations	0.80

Less distributions from:
Net investment income	(0.74)

Total distributions	(0.74)

Net asset value, end of period	$50.06

Total return	2.99%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,521
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	2.72%
Portfolio turnover rate[f]	6%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	67

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of October 31, 2006, the Trust offered 92 investment portfolios or funds.

These financial statements relate only to the iShares Dow Jones U.S. Aerospace & Defense, iShares Dow Jones U.S. Broker-Dealers, iShares Dow Jones U.S. Healthcare Providers, iShares Dow Jones U.S. Home Construction, iShares Dow Jones U.S. Insurance, iShares Dow Jones U.S. Medical Devices, iShares Dow Jones U.S. Oil & Gas Exploration & Production, iShares Dow Jones U.S. Oil Equipment & Services, iShares Dow Jones U.S. Pharmaceuticals and iShares Dow Jones U.S. Regional Banks Index Funds (each, a “Fund,” collectively, the “Funds”). The Funds commenced operations on May 1, 2006.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

68	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended October 31, 2006.

For the period ended October 31, 2006, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended October 31, 2006 are disclosed in the Funds’ Statements of Operations.

As of October 31, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Aerospace & Defense	$88,320,215	$3,574,882	$(1,616,123)	$1,958,759
Dow Jones U.S. Broker-Dealers	107,058,888	8,650,538	(737,512)	7,913,026
Dow Jones U.S. Healthcare Providers	109,964,168	943,794	(4,586,748)	(3,642,954)
Dow Jones U.S. Home Construction	81,498,287	69,497	(5,160,391)	(5,090,894)
Dow Jones U.S. Insurance	12,613,544	421,824	(164,139)	257,685
Dow Jones U.S. Medical Devices	31,696,325	1,622,287	(1,632,235)	(9,948)
Dow Jones U.S. Oil & Gas Exploration & Production	54,247,608	419,928	(1,876,051)	(1,456,123)
Dow Jones U.S. Oil Equipment & Services	45,673,015	222,356	(4,228,899)	(4,006,543)
Dow Jones U.S. Pharmaceuticals	52,749,015	4,173,816	(992,069)	3,181,747
Dow Jones U.S. Regional Banks	17,357,365	435,044	(294,131)	140,913

NOTES TO THE FINANCIAL STATEMENTS	69

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Dow Jones U.S. Aerospace & Defense	0.48%
Dow Jones U.S. Broker-Dealers	0.48
Dow Jones U.S. Healthcare Providers	0.48
Dow Jones U.S. Home Construction	0.48
Dow Jones U.S. Insurance	0.48
Dow Jones U.S. Medical Devices	0.48
Dow Jones U.S. Oil & Gas Exploration & Production	0.48
Dow Jones U.S. Oil Equipment & Services	0.48
Dow Jones U.S. Pharmaceuticals	0.48
Dow Jones U.S. Regional Banks	0.48

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As

70	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period ended October 31, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Aerospace & Defense	$8,908
Dow Jones U.S. Broker-Dealers	36,901
Dow Jones U.S. Healthcare Providers	167
Dow Jones U.S. Home Construction	37,530
Dow Jones U.S. Medical Devices	255
Dow Jones U.S. Oil & Gas Exploration & Production	800
Dow Jones U.S. Oil Equipment & Services	97

Cross trades for the period ended October 31, 2006, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the period ended October 31, 2006.

iShares Index Fund and Name of Affiliated Issuer	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Dow Jones U.S. Aerospace & Defense IMMF	7,855	7,777	78	$77,864	$1,547
Dow Jones U.S. Broker-Dealers IMMF	6,910	6,733	177	176,931	1,418
Dow Jones U.S. Healthcare Providers IMMF	3,250	3,088	162	161,767	646

NOTES TO THE FINANCIAL STATEMENTS	71

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund and Name of Affiliated Issuer	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Dow Jones U.S. Home Construction IMMF	4,415	4,376	39	$38,874	$1,028
Dow Jones U.S. Insurance IMMF	2,020	2,009	11	10,637	425
Dow Jones U.S. Medical Devices IMMF	2,238	2,223	15	14,543	446
Dow Jones U.S. Oil & Gas Exploration & Production IMMF	4,350	4,174	176	175,976	905
Dow Jones U.S. Oil Equipment & Services IMMF	1,554	1,550	4	3,680	320
Dow Jones U.S. Pharmaceuticals IMMF	4,963	4,926	37	36,855	1,022
Dow Jones U.S. Regional Banks IMMF	4,493	4,460	33	33,221	977

As of October 31, 2006, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended October 31, 2006 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Aerospace & Defense	$5,459,818	$5,411,733
Dow Jones U.S. Broker-Dealers	11,910,810	11,870,564
Dow Jones U.S. Healthcare Providers	6,771,964	7,398,812
Dow Jones U.S. Home Construction	6,989,497	5,729,028
Dow Jones U.S. Insurance	2,190,815	2,197,919
Dow Jones U.S. Medical Devices	2,031,300	2,022,812
Dow Jones U.S. Oil & Gas Exploration & Production	5,627,848	5,475,504
Dow Jones U.S. Oil Equipment & Services	2,386,588	2,365,372
Dow Jones U.S. Pharmaceuticals	3,172,312	3,158,229
Dow Jones U.S. Regional Banks	1,536,397	1,601,266

72	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the period ended October 31, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Aerospace & Defense	$100,204,094	$14,718,744
Dow Jones U.S. Broker-Dealers	202,798,266	97,345,241
Dow Jones U.S. Healthcare Providers	141,196,233	33,369,198
Dow Jones U.S. Home Construction	113,516,570	41,380,487
Dow Jones U.S. Insurance	27,517,002	15,467,215
Dow Jones U.S. Medical Devices	34,007,736	2,280,140
Dow Jones U.S. Oil & Gas Exploration & Production	58,251,440	5,042,761
Dow Jones U.S. Oil Equipment & Services	53,667,654	8,490,252
Dow Jones U.S. Pharmaceuticals	52,748,599	–
Dow Jones U.S. Regional Banks	39,230,148	22,155,552

4.	CAPITAL SHARE TRANSACTIONS

As of October 31, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of October 31, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of October 31, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed

NOTES TO THE FINANCIAL STATEMENTS	73

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

74	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees, including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required to consider each Fund’s entering into an Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Trustees (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the proposed Advisory Contracts. At a meeting held on March 9, 2006, the Board approved the selection of BGFA and the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts. In reviewing the scope of services to be provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources overtime, including increasing the number of their employees, to the support of the other iShares funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the other iShares funds. In that regard, the Board noted that BGFA would provide information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board, similar to the other iShares funds. The Board also reviewed the background and experience of the persons that will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and supported the Board’s selection of BGFA as investment adviser to the Funds.

FUNDS’ EXPENSES

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). Because there are few, if any, exchange traded funds or index funds that track indices similar to those tracked by the Funds, the Lipper Peer Groups included mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that the investment advisory fee rates and overall expense components for the Funds were generally lower than the investment advisory fee rates and overall expenses of the funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels of each Fund, as proposed to be managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Peer Group, were satisfactory for the purposes of approving the Advisory Contracts.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	75

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS TO BE REALIZED BY BGFA AND AFFILIATES

The Board did not consider the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts or revenue to be received by BGFA or its affiliates in connection with services to be provided to the Funds since the proposed relationship had not yet commenced. However, the Board noted that it would consider and monitor these matters in the future.

ECONOMIES OF SCALE

The Board noted that the Advisory Contracts for the Funds do not provide for breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates generally at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees at present reflects the sharing of potential economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered limited information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds registered under the 1940 Act for which BGFA provides investment advisory/management services. The Board noted that BGFA and its affiliates do not provide investment advisory/management services to mutual funds, collective funds, separate accounts or other exchange traded funds that have substantially similar investment objectives and strategies as the Funds. Accordingly, the Board noted that comparative investment advisory/management fee information for such mutual funds, collective funds, separate accounts or other exchange traded funds was not available.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board did not consider any ancillary revenue to be received by BGFA and/or its affiliates in connection with the services to be provided to the Funds by BGFA since the proposed relationship had not yet commenced. However, the Board noted that BGFA and its affiliates would not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA will be reported to the Board pursuant to Rule 17e-1 under the 1940 Act.

The Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable. Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contracts.

76	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector(IXG)

iShares S&P Global Healthcare Sector(IXJ)

iShares S&P Global Industrials Sector(EXI)

iShares S&P Global Materials Sector(MXI)

iShares S&P Global Technology Sector(IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange LLC, Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. “Goldman Sachs®” is a trademark of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Semi-Annual Report.

3710-iS-1106

78	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied **by the current prospectus.**

BGI-F-052-11006

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Fund Performance Overview

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Total Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Total Market Index (the “Index”). The Index measures the performance of the U.S. equity broad market, and is comprised of all of the companies in the Dow Jones Large-Cap Index, Dow Jones Mid-Cap Index and Dow Jones Small-Cap Index. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2006, the Fund returned 5.04%, while the Index returned 5.15%.

Average Annual Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.13%	16.31%	16.38%	7.98%	7.96%	8.19%	1.27%	1.26%	1.47%

Cumulative Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.13%	16.31%	16.38%	46.81%	46.67%	48.25%	8.39%	8.33%	9.76%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Sector	Percentage of Net Assets
Financial	21.54%
Consumer Non-Cyclical	20.30
Communications	11.35
Industrial	11.06
Technology	10.63
Energy	9.27
Consumer Cyclical	9.20
Utilities	3.64
Basic Materials	2.81
Diversified	0.04
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Exxon Mobil Corp.	2.87%
General Electric Co.	2.47
Microsoft Corp.	1.72
Citigroup Inc.	1.69
Bank of America Corp.	1.66
Procter & Gamble Co.	1.36
Johnson & Johnson	1.36
Pfizer Inc.	1.32
Altria Group Inc.	1.14
JP Morgan Chase & Co.	1.11

TOTAL	16.70%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Index measures the performance of the oil and gas sector of the U.S. equity market and includes companies in the following sectors: oil and gas producers, and oil equipment, services and distribution. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2006, the Fund returned 0.19%, while the Index returned 1.00%.

Average Annual Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.66%	17.37%	18.68%	17.27%	17.19%	17.92%	12.00%	11.95%	12.62%

Cumulative Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.66%	17.37%	18.68%	121.77%	121.04%	127.98%	106.26%	105.68%	113.72%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Oil & Gas	80.45%
Oil & Gas Services	16.52
Pipelines	2.94
Electric	0.01
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Exxon Mobil Corp.	24.19%
Chevron Corp.	17.27
Schlumberger Ltd.	6.34
ConocoPhillips	4.85
Occidental Petroleum Corp.	4.41
Devon Energy Corp.	2.95
Baker Hughes Inc.	2.70
Marathon Oil Corp.	2.56
Valero Energy Corp.	2.52
Halliburton Co.	2.47

TOTAL	70.26%

2	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Healthcare Index (the “Index”). The Index measures the performance of the healthcare sector of the U.S. equity market and includes companies in the following sectors: healthcare equipment and services and pharmaceuticals and biotechnology. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2006, the Fund returned 7.40%, while the Index returned 7.64%.

Average Annual Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.16%	10.32%	10.67%	2.44%	2.44%	3.01%	2.30%	2.31%	2.92%

Cumulative Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.16%	10.32%	10.67%	12.81%	12.79%	16.00%	15.67%	15.74%	20.15%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Pharmaceuticals	42.73%
Health Care – Products	27.32
Health Care – Services	14.07
Biotechnology	12.84
Electronics	1.79
Insurance	0.75
Commercial Services	0.25
Agriculture	0.08
Distribution & Wholesale	0.07
Internet	0.02
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Johnson & Johnson	11.48%
Pfizer Inc.	11.19
Merck & Co. Inc.	5.67
Amgen Inc.	5.13
Abbott Laboratories	4.19
Wyeth	3.90
UnitedHealth Group Inc.	3.77
Medtronic Inc.	3.23
Lilly (Eli) & Co.	3.11
Bristol-Myers Squibb Co.	2.77

TOTAL	54.44%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Index (the “Index”). The Index measures the performance of the technology sector of the U.S. equity market and includes companies in the following sectors: software and computer services and technology hardware and equipment. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2006, the Fund returned 2.69%, while the Index returned 2.91%.

Average Annual Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.49%	11.46%	12.08%	3.27%	3.27%	3.87%	(11.18)%	(11.19)%	(10.65)%

Cumulative Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.49%	11.46%	12.08%	17.48%	17.47%	20.89%	(53.55)%	(53.59)%	(51.74)%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/15/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Computers	26.39%
Software	21.41
Semiconductors	20.51
Telecommunications	19.41
Internet	9.75
Office & Business Equipment	1.34
Distribution & Wholesale	0.54
Electrical Components & Equipment	0.27
Electronics	0.09
Entertainment	0.07
Machinery	0.06
Retail	0.05
Engineering & Construction	0.04
Home Furnishings	0.01
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Microsoft Corp.	12.41%
Cisco Systems Inc.	7.24
International Business Machines Corp.	6.85
Intel Corp.	6.05
Hewlett-Packard Co.	5.27
Google Inc. Class A	5.09
Oracle Corp.	3.63
Apple Computer Inc.	3.35
QUALCOMM Inc.	2.93
Motorola Inc.	2.76

TOTAL	55.58%

4	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Telecommunications Index (the “Index”). The Index measures the performance of the telecommunications sector of the U.S. equity market and includes companies in the following sectors: fixed-line telecommunications and mobile telecommunications. The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2006, the Fund returned 13.35%, while the Index returned 16.49%.

Average Annual Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.28%	28.19%	33.29%	1.48%	1.45%	1.73%	(8.08)%	(8.09)%	(5.70)%

Cumulative Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.28%	28.19%	33.29%	7.62%	7.47%	8.97%	(41.89)%	(41.94)%	(31.52)%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/22/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/26/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Telecommunications	97.56%
Holding Companies - Diversified	2.37
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
AT&T Inc.	22.32%
Verizon Communications Inc.	19.17
Sprint Nextel Corp.	8.01
BellSouth Corp.	4.86
Alltel Corp.	4.76
NII Holdings Inc. Class B	4.47
Qwest Communications International Inc.	4.16
CenturyTel Inc.	4.14
BCE Inc.	3.48
Citizens Communications Co.	2.93

TOTAL	78.30%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones U.S. Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Index (the “Index”). The Index measures the performance of the utilities sector of the U.S. equity market and includes companies in the following sectors: electricity and gas, water and multi-utilities. The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2006, the Fund returned 15.32%, while the Index returned 15.62%.

Average Annual Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.12%	17.05%	17.76%	9.73%	9.72%	10.39%	6.81%	6.80%	7.40%

Cumulative Total Returns
Year Ended 10/31/06			Five Years Ended 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.12%	17.05%	17.76%	59.12%	59.00%	63.90%	52.37%	52.23%	57.77%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Electric	85.89%
Gas	9.56
Pipelines	3.45
Water	0.58
Environmental Control	0.33
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Exelon Corp.	7.52%
Duke Energy Corp.	7.07
TXU Corp.	5.27
Dominion Resources Inc.	5.17
Southern Co. (The)	4.89
FirstEnergy Corp.	3.51
FPL Group Inc.	3.43
Entergy Corp.	3.22
American Electric Power Co. Inc.	2.95
Public Service Enterprise Group Inc.	2.77

TOTAL	45.80%

6	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Dividend Index (the “Index”). The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of one hundred of the highest dividend-yielding securities (excluding real estate investment trusts) in the Dow Jones U.S. Total Market Index, a broad-based index representative of the total market for U.S. equity securities. The Fund invests in a representative sample of securities in the Index, which has a similar profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2006, the Fund returned 9.16%, while the Index returned 8.71%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/06			Inception to 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.93%	15.85%	15.80%	14.40%	14.37%	14.73%	49.68%	49.56%	50.83%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/3/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Sector	Percentage of Net Assets
Financial	38.88%
Utilities	21.83
Consumer Non-Cyclical	15.25
Basic Materials	6.82
Energy	5.36
Consumer Cyclical	4.72
Communications	4.23
Industrial	2.00
Technology	0.69
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Altria Group Inc.	3.91%
Bank of America Corp.	3.15
Merck & Co. Inc.	2.60
PNC Financial Services Group	2.58
Pinnacle West Capital Corp.	2.58
DTE Energy Co.	2.55
FPL Group Inc.	2.53
FirstEnergy Corp.	2.52
AT&T Inc.	2.19
Kinder Morgan Inc.	2.13

TOTAL	26.74%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

Performance as of October 31, 2006

The iShares Dow Jones Transportation Average Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average Index (the “Index”). The Index measures the performance of the transportation sector of the U.S. equity market, and includes companies in the following primary groups: airlines, trucking, railroads, airfreight, transportation services and industrial services. The Fund invests in a representative sample of the securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2006, the Fund returned 1.50%, while the Index returned 1.86%.

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/06			Inception to 10/31/06			Inception to 10/31/06
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.23%	24.18%	25.16%	19.44%	19.41%	19.90%	72.57%	72.45%	74.57%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/6/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/06

Industry	Percentage of Net Assets
Transportation	84.00%
Airlines	10.64
Trucking & Leasing	4.42
Short-Term and Other Net Assets	0.94

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
FedEx Corp.	11.46%
Union Pacific Corp.	8.90
Burlington Northern Santa Fe Corp.	7.47
United Parcel Service Inc. Class B	7.38
Overseas Shipholding Group Inc.	5.95
Norfolk Southern Corp.	4.83
Expeditors International Washington Inc.	4.78
Ryder System Inc.	4.72
Landstar System Inc.	4.66
CSX Corp.	4.61

TOTAL	64.76%

8	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/06)	Ending Account Value (10/31/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/06 to 10/31/06)
Dow Jones U.S. Total Market
Actual	$1,000.00	$1,050.40	0.20%	$1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Dow Jones U.S. Energy Sector
Actual	1,000.00	1,001.90	0.48	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45
Dow Jones U.S. Healthcare Sector
Actual	1,000.00	1,074.00	0.48	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45
Dow Jones U.S. Technology Sector
Actual	1,000.00	1,026.90	0.48	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45

SHAREHOLDER EXPENSES	9

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/06)	Ending Account Value (10/31/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/06 to 10/31/06)
Dow Jones U.S. Telecommunications Sector
Actual	$1,000.00	$1,133.50	0.48%	$2.58
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45
Dow Jones U.S. Utilities Sector
Actual	1,000.00	1,153.20	0.48	2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45
Dow Jones Select Dividend
Actual	1,000.00	1,091.60	0.40	2.11
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Dow Jones Transportation Average
Actual	1,000.00	1,015.00	0.48	2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.79	0.48	2.45

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

10	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.84%
ADVERTISING – 0.24%
ADVO Inc.	1,147	$33,673
Catalina Marketing Corp.	1,504	38,126
Donnelley (R.H.) Corp.	1,677	100,989
Getty Images Inc.[1]	1,719	74,450
Harte-Hanks Inc.	1,929	48,707
Interpublic Group of Companies Inc.[1]	15,239	166,257
Lamar Advertising Co.[1]	2,964	170,964
Omnicom Group Inc.	6,227	631,729
ValueVision Media Inc. Class A1	1,086	14,020

		1,278,915
AEROSPACE & DEFENSE – 1.71%
AAR Corp.[1]	1,103	28,722
Alliant Techsystems Inc.[1]	1,323	102,149
Armor Holdings Inc.[1]	1,122	57,738
BE Aerospace Inc.[1]	2,432	61,481
Boeing Co. (The)	25,303	2,020,698
Curtiss-Wright Corp.	1,608	54,415
DRS Technologies Inc.	1,336	59,078
Esterline Technologies Corp.[1]	792	29,858
General Dynamics Corp.	11,855	842,890
Goodrich Corp.	4,242	187,030
Kaman Corp.	800	16,312
L-3 Communications Holdings Inc.	4,276	344,304
Lockheed Martin Corp.	12,127	1,054,200
Moog Inc. Class A1	1,197	44,648
Northrop Grumman Corp.	11,559	767,402
Raytheon Co.	15,755	786,962
Rockwell Collins Inc.	6,051	351,442
United Technologies Corp.	33,085	2,174,346

		8,983,675
AGRICULTURE – 1.70%
Altria Group Inc.	73,347	5,965,312
Archer-Daniels-Midland Co.	21,105	812,543
Bunge Ltd.[2]	4,115	263,813
Delta & Pine Land Co.	1,260	51,043
Loews Corp. – Carolina Group	3,894	225,151
Monsanto Co.	18,983	839,428
Reynolds American Inc.	6,098	385,150
Universal Corp.	931	34,279
UST Inc.	5,848	313,219

		8,889,938
AIRLINES – 0.22%
AirTran Holdings Inc.[1]	3,140	31,306
Alaska Air Group Inc.[1]	1,247	50,067
AMR Corp.[1]	6,780	192,145
Continental Airlines Inc. Class B1	3,146	116,024
JetBlue Airways Corp.[1,2]	5,680	71,341
SkyWest Inc.	2,146	57,212
Southwest Airlines Co.	27,284	410,079
UAL Corp.[1]	3,038	109,186
US Airways Group Inc.[1]	2,218	110,589

		1,147,949
APPAREL – 0.43%
Carter’s Inc.[1]	1,563	44,123
Coach Inc.[1]	13,425	532,167
Hanesbrands Inc.[1]	3,485	82,246
Jones Apparel Group Inc.	4,331	144,655
Kellwood Co.	921	28,183
Liz Claiborne Inc.	3,799	160,204
Nike Inc. Class B	6,403	588,308
Phillips-Van Heusen Corp.	1,699	77,746
Polo Ralph Lauren Corp.	2,117	150,307
Quiksilver Inc.[1]	4,320	60,264
Stride Rite Corp.	1,477	21,786
Timberland Co. Class A1	1,861	53,690
VF Corp.	3,119	237,075
Wolverine World Wide Inc.	2,094	59,386

		2,240,140
AUTO MANUFACTURERS – 0.34%
Ford Motor Co.	63,409	525,027
General Motors Corp.	14,970	522,752
Navistar International Corp.[1]	2,231	61,866
Oshkosh Truck Corp.	2,619	118,405
PACCAR Inc.	8,982	531,824
Wabash National Corp.	949	13,314

		1,773,188

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
AUTO PARTS & EQUIPMENT – 0.19%
American Axle & Manufacturing Holdings Inc.	1,478	$27,712
ArvinMeritor Inc.	2,388	35,868
BorgWarner Inc.	2,050	117,875
CooperTire & Rubber Co.[2]	2,319	24,883
GoodyearTire & Rubber Co. (The)[1]	5,875	90,064
Johnson Controls Inc.	6,753	550,640
Lear Corp.	2,454	74,135
Modine Manufacturing Co.	1,087	25,881
Superior Industries International Inc.[2]	778	13,148
Visteon Corp.[1]	4,749	35,048

		995,254
BANKS – 6.35%
AMCORE Financial Inc.	894	27,991
AmSouth Bancorp	12,208	368,926
Associated Bancorp	4,432	145,547
BancorpSouth Inc.	2,641	67,478
Bank of America Corp.	161,703	8,710,941
Bank of Hawaii Corp.	1,870	97,558
Bank of New York Co. Inc. (The)	27,372	940,776
BB&T Corp.	19,115	831,885
BOK Financial Corp.	651	33,461
Cathay General Bancorp	1,487	51,227
Chittenden Corp.	1,550	45,710
Citizens Banking Corp.	1,431	37,163
City National Corp.	1,496	99,574
Colonial BancGroup Inc. (The)	5,458	130,119
Comerica Inc.	5,848	340,295
Commerce Bancorp Inc.	6,372	222,510
Commerce Bancshares Inc.	2,338	115,754
Compass Bancshares Inc.	4,371	245,912
Cullen/Frost Bankers Inc.	1,873	101,442
East West Bancorp Inc.	1,844	67,324
F.N.B. Corp. (Pennsylvania)	1,694	28,679
Fifth Third Bancorp	16,593	661,231
First BanCorp (Puerto Rico)	2,630	26,037
First Horizon National Corp.	4,319	169,823
First Midwest Bancorp Inc.	1,479	56,246
FirstMerit Corp.	2,704	62,787
Fremont General Corp.	2,362	34,320
Fulton Financial Corp.	5,925	94,859
Greater Bay Bancorp	1,834	47,225
Hancock Holding Co.	833	42,733
Huntington Bancshares Inc.	8,108	197,916
International Bancshares Corp.	1,562	47,922
Investors Financial Services Corp.	2,249	88,431
KeyCorp	14,368	533,628
M&T Bank Corp.	2,801	341,190
Marshall & Ilsley Corp.	7,483	358,735
Mellon Financial Corp.	14,768	572,998
Mercantile Bankshares Corp.	4,330	195,196
National City Corp.	20,034	746,266
North Fork Bancorp Inc.	15,539	444,105
Northern Trust Corp.	6,887	404,405
Old National Bancorp	2,486	47,184
Pacific Capital Bancorp	1,515	46,601
Park National Corp.[2]	410	41,570
PNC Financial Services Group	10,272	719,348
Popular Inc.	8,832	160,654
Provident Bankshares Corp.	1,238	44,741
Regions Financial Corp.	16,360	620,862
Republic Bancorp Inc.	2,435	32,580
Sky Financial Group Inc.	3,773	94,514
South Financial Group Inc. (The)	2,814	74,655
State Street Corp.	11,590	744,426
Sterling Bancshares Inc.	1,592	29,150
SunTrust Banks Inc.	12,820	1,012,652
Susquehanna Bancshares Inc.	1,752	43,782
SVB Financial Group[1,2]	1,292	59,458
Synovus Financial Corp.	9,058	266,124
TCF Financial Corp.	4,559	118,671
TD Banknorth Inc.	4,164	123,171
Texas Regional Bancshares Inc. Class A	1,766	68,609
TrustCo Bank Corp. NY2	2,485	27,459
Trustmark Corp.	1,815	57,463
U.S. Bancorp	63,312	2,142,478
UCBH Holdings Inc.	3,088	52,928
Umpqua Holdings Corp.	1,715	48,432
UnionBanCal Corp.	1,987	114,411
United Bancshares Inc.	1,420	54,230

12	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
Valley National Bancorp	4,018	$104,709
W Holding Co. Inc.	4,519	25,713
Wachovia Corp.	67,848	3,765,564
Webster Financial Corp.	1,900	91,808
Wells Fargo & Co.	111,976	4,063,609
Westamerica Bancorp	1,140	56,829
Whitney Holding Corp.	2,117	69,141
Wilmington Trust Corp.	2,390	99,376
Wintrust Financial Corp.	755	36,436
Zions Bancorporation	3,707	298,043

		33,293,706
BEVERAGES – 1.81%
Anheuser-Busch Companies Inc.	25,990	1,232,446
Brown-Forman Corp. Class B	1,570	113,338
Coca-Cola Co. (The)	76,496	3,573,893
Coca-Cola Enterprises Inc.	9,785	195,994
Constellation Brands Inc.[1]	6,826	187,647
Hansen Natural Corp.[1]	2,082	66,103
Molson Coors Brewing Co. Class B	2,584	183,929
Pepsi Bottling Group Inc.	4,625	146,242
PepsiAmericas Inc.	2,273	46,483
PepsiCo Inc.	58,800	3,730,272

		9,476,347
BIOTECHNOLOGY – 1.52%
Affymetrix Inc.[1]	2,360	60,180
Alexion Pharmaceuticals Inc.[1]	1,161	43,375
Amgen Inc.[1]	41,728	3,167,572
Applera Corp. - Celera Genomics Group[1]	2,515	39,033
Biogen Idec Inc.[1]	11,889	565,916
Bio-Rad Laboratories Inc. Class A1	681	49,999
Cambrex Corp.	939	21,973
Celgene Corp.[1]	12,292	656,884
Cell Genesys Inc.[1]	1,267	5,549
Charles River Laboratories International Inc.[1]	2,470	106,012
Enzo Biochem Inc.[1]	877	12,541
Enzon Pharmaceuticals Inc.[1]	1,571	13,448
Genentech Inc.[1]	16,342	1,361,289
Genzyme Corp.[1]	9,101	614,409
Human Genome Sciences Inc.[1]	4,597	61,370
ICOS Corp.[1]	2,060	65,343
Incyte Corp.[1]	3,354	15,965
InterMune Inc.[1,2]	1,036	22,896
Invitrogen Corp.[1]	1,870	108,479
Martek Biosciences Corp.[1]	1,108	26,282
MedImmune Inc.[1]	8,826	282,785
Millennium Pharmaceuticals Inc.[1]	10,746	125,728
Millipore Corp.[1]	1,865	120,348
Myriad Genetics Inc.[1]	1,432	38,506
NektarTherapeutics[1]	3,125	45,094
PDL BioPharma Inc.[1]	4,049	85,555
Regeneron Pharmaceuticals Inc.[1]	1,714	34,366
Savient Pharmaceuticals Inc.[1]	2,044	15,555
Telik Inc.[1,2]	1,964	37,218
Vertex Pharmaceuticals Inc.[1]	3,753	152,372

		7,956,042
BUILDING MATERIALS – 0.25%
American Standard Companies Inc.	6,090	269,726
Eagle Materials Inc.	1,762	64,665
ElkCorp	633	15,901
Florida Rock Industries Inc.	1,802	77,306
Genlyte Group Inc. (The)[1]	736	56,863
Lennox International Inc.	2,275	61,334
Martin Marietta Materials Inc.	1,664	146,432
Masco Corp.	14,683	405,985
NCI Building Systems Inc.[1]	479	28,668
Simpson Manufacturing Co. Inc.	1,188	33,727
Texas Industries Inc.	785	48,748
USG Corp.[1]	2,550	124,669

		1,334,024
CHEMICALS – 1.43%
Air Products & Chemicals Inc.	7,365	513,120
Airgas Inc.	2,369	89,572
Albemarle Corp.	1,264	82,198
Ashland Inc.	2,561	151,355
Cabot Corp.	1,906	75,382
Celanese Corp. Class A	3,463	71,372
Chemtura Corp.	8,306	71,265
Cytec Industries Inc.	1,249	69,182
Dow Chemical Co. (The)	34,220	1,395,834
Du Pont (E.I.) de Nemours and Co.	32,616	1,493,813

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
Eastman Chemical Co.	2,796	$170,332
Ecolab Inc.	6,575	298,176
Ferro Corp.	1,552	30,605
FMC Corp.	1,233	84,522
Fuller (H.B.) Co.	1,928	47,795
Georgia Gulf Corp.	1,248	26,695
Hercules Inc.[1]	3,635	66,157
Huntsman Corp.[1]	3,437	59,357
International Flavors & Fragrances Inc.	3,094	131,433
Lubrizol Corp.	2,334	105,030
Lyondell Chemical Co.	7,764	199,302
MacDermid Inc.	923	30,874
Minerals Technologies Inc.	747	41,205
Mosaic Co. (The)[1]	4,447	83,248
Olin Corp.	2,486	43,008
OM Group Inc.[1]	959	54,663
PPG Industries Inc.	6,070	415,188
Praxair Inc.	11,475	691,369
Rohm & Haas Co.	5,104	264,489
RPM International Inc.	4,120	78,898
Schulman (A.) Inc.	1,133	27,430
Sensient Technologies Corp.	1,580	36,419
Sherwin-Williams Co. (The)	4,074	241,303
Sigma-Aldrich Corp.	2,043	153,450
Tronox Inc. Class B	1,221	15,971
Valspar Corp. (The)	3,418	91,568

		7,501,580
COAL – 0.18%
Alpha Natural Resources Inc.[1]	1,450	23,070
Arch Coal Inc.	5,130	177,652
CONSOL Energy Inc.	6,414	226,991
Foundation Coal Holdings Inc.	1,152	42,290
International Coal Group Inc.[1]	3,965	20,578
Massey Energy Co.	2,954	74,589
Peabody Energy Corp.	9,188	385,620

		950,790
COMMERCIAL SERVICES – 1.34%
Accenture Ltd.	20,079	660,800
ADESA Inc.	3,150	79,191
Administaff Inc.	868	29,903
Albany Molecular Research Inc.[1]	789	9,397
Alliance Data Systems Corp.[1]	2,518	152,893
Apollo Group Inc. Class A1	5,104	188,644
ARAMARK Corp. Class B	4,280	143,080
Arbitron Inc.	1,101	46,242
Avis Budget Group Inc.	3,624	71,719
Banta Corp.	940	41,623
BearingPoint Inc.[1]	6,546	54,528
Block (H & R) Inc.	10,439	228,197
Bowne & Co. Inc.	1,271	19,866
Career Education Corp.[1]	3,498	77,935
Chemed Corp.	884	31,373
ChoicePoint Inc.[1]	3,133	114,010
Convergys Corp.[1]	5,073	107,598
Corinthian Colleges Inc.[1]	3,190	39,078
Corporate Executive Board Co. (The)	1,495	134,281
Corrections Corp. of America[1]	2,212	101,066
Deluxe Corp.	1,868	42,348
DeVry Inc.[1]	2,199	53,546
Donnelley (R.R.) & Sons Co.	7,726	261,602
Equifax Inc.	4,797	182,430
Forrester Research Inc.[1]	613	19,267
FTI Consulting Inc.[1]	1,563	44,405
Hewitt Associates Inc. Class A1	3,716	93,011
Hudson Highland Group Inc.[1]	1,024	11,971
Iron Mountain Inc.[1]	4,211	182,631
ITT Educational Services Inc.[1]	1,575	108,596
Labor Ready Inc.[1]	2,060	36,071
Laureate Education Inc.[1]	1,559	82,190
Live Nation Inc.[1]	2,190	46,559
Manpower Inc.	3,144	213,069
McKesson Corp.	10,496	525,745
MonsterWorldwide Inc.[1]	3,841	155,599
Moody’s Corp.	8,737	579,263
MPS Group Inc.[1]	3,645	55,586
Navigant Consulting Inc.[1]	1,836	32,699
NCO Group Inc.[1]	1,171	31,570
PAREXEL International Corp.[1]	954	28,238
Pharmaceutical Product Development Inc.	3,761	119,036
PHH Corp.[1]	1,800	49,680

14	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
Pre-Paid Legal Services Inc.[2]	502	$21,310
Quanta Services Inc.[1]	3,401	62,238
Rent-A-Center Inc.[1]	2,634	75,754
Resources Connection Inc.[1]	1,879	54,378
Robert Half International Inc.	5,985	218,752
Service Corp. International	11,081	101,059
ServiceMaster Co. (The)	10,478	118,716
Sotheby’s Holdings Inc. Class A	2,184	82,992
Spherion Corp.[1]	2,044	14,819
Stewart Enterprises Inc. Class A	3,323	20,536
Strayer Education Inc.	481	54,411
TeleTech Holdings Inc.[1]	1,281	24,864
United Rentals Inc.[1]	2,460	58,277
Valassis Communications Inc.[1]	1,745	26,192
Viad Corp.	823	30,410
Watson Wyatt Worldwide Inc.	1,849	83,482
Weight Watchers International Inc.	1,643	71,635
Western Union Co.[1]	26,927	593,740

		7,000,101
COMPUTERS – 3.74%
Affiliated Computer Services Inc. Class A1	4,131	220,926
Agilysys Inc.	1,249	18,523
Apple Computer Inc.[1]	30,011	2,433,292
BISYS Group Inc. (The)[1]	4,277	47,218
Brocade Communications Systems Inc.[1]	9,337	75,723
CACI International Inc. Class A1	1,043	60,014
Cadence Design Systems Inc.[1]	10,123	180,797
Ceridian Corp.[1]	5,223	123,106
CIBER Inc.[1]	2,040	13,974
Cognizant Technology Solutions Corp.[1]	4,897	368,646
Computer Sciences Corp.[1]	6,472	342,045
Dell Inc.[1]	71,385	1,736,797
Diebold Inc.	2,542	111,035
DST Systems Inc.[1]	2,104	130,006
Electronic Data Systems Corp.	18,361	465,084
Electronics For Imaging Inc.[1]	1,897	44,845
EMC Corp.[1]	82,730	1,013,443
FactSet Research Systems Inc.	1,298	66,068
Gateway Inc.[1]	8,325	13,986
Henry (Jack) & Associates Inc.	2,675	58,288
Hewlett-Packard Co.	98,581	3,819,028
Hutchinson Technology Inc.[1]	944	21,854
Imation Corp.	1,247	57,075
Intergraph Corp.[1]	1,033	45,132
International Business Machines Corp.	53,986	4,984,527
Komag Inc.[1]	937	35,840
Kronos Inc.[1]	1,147	38,883
Lexmark International Inc.[1]	3,994	253,978
McDATA Corp. Class A1	4,432	25,129
Mentor Graphics Corp.[1]	2,727	46,004
Mercury Computer Systems Inc.[1]	783	9,647
MICROS Systems Inc.[1]	1,282	63,690
msystems Ltd.[1]	1,090	39,774
NCR Corp.[1]	6,522	270,793
Network Appliance Inc.[1]	12,892	470,558
Palm Inc.[1]	3,286	50,440
Perot Systems Corp. Class A1	3,140	46,315
Quantum Corp.[1]	5,840	12,731
RadiSys Corp.[1]	618	11,328
SanDisk Corp.[1]	6,684	321,500
Seagate Technology	18,509	417,933
Silicon Storage Technology Inc.[1]	2,999	12,566
SRA International Inc. Class A1	1,126	36,088
Sun Microsystems Inc.[1]	121,389	659,142
Synopsys Inc.[1]	5,173	116,444
Unisys Corp.[1]	11,678	76,374
Western Digital Corp.[1]	7,824	143,023

		19,609,612
COSMETICS & PERSONAL CARE – 1.74%
Alberto-Culver Co.	2,843	144,453
Avon Products Inc.	16,246	494,041
Colgate-Palmolive Co.	18,248	1,167,325
Estee Lauder Companies Inc. (The) Class A	4,592	185,471
Procter & Gamble Co.	112,473	7,129,663

		9,120,953

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.26%
Brightpoint Inc.[1]	1,771	$21,429
CDW Corp.	2,244	147,363
Fastenal Co.	4,944	198,947
Genuine Parts Co.	6,295	286,548
Grainger (W.W.) Inc.	2,886	210,043
Ingram Micro Inc. Class A1	5,059	104,266
Owens & Minor Inc.	1,261	39,734
Pool Corp.	1,857	76,100
Tech Data Corp.[1]	2,035	80,077
United Stationers Inc.[1]	1,226	58,542
Watsco Inc.	791	39,392
WESCO International Inc.[1]	1,623	105,933

		1,368,374
DIVERSIFIED FINANCIAL SERVICES – 7.48%
Affiliated Managers Group Inc.[1]	1,201	120,268
American Express Co.	38,361	2,217,649
AmeriCredit Corp.[1]	4,739	121,176
Ameriprise Financial Inc.	7,767	400,001
Bear Stearns Companies Inc. (The)	3,931	594,957
BlackRock Inc.	495	74,666
Capital One Financial Corp.	10,693	848,276
Chicago Mercantile Exchange Holdings Inc.	1,165	583,665
CIT Group Inc.	6,979	363,257
Citigroup Inc.	176,135	8,834,932
CompuCredit Corp.[1]	1,355	47,100
Countrywide Financial Corp.	21,141	805,895
Doral Financial Corp.	3,291	15,139
E*TRADE Financial Corp.[1]	14,618	340,307
Eaton Vance Corp.	4,537	140,828
Edwards (A.G.) Inc.	2,636	150,384
Federal Home Loan Mortgage Corp.	24,506	1,690,669
Federal National Mortgage Association	34,249	2,029,596
Federated Investors Inc. Class B	3,360	115,214
First Marblehead Corp. (The)	1,208	81,480
Franklin Resources Inc.	6,016	685,583
Friedman, Billings, Ramsey Group Inc. Class A	6,070	46,314
Goldman Sachs Group Inc. (The)	13,095	2,485,300
IndyMac Bancorp Inc.	2,218	100,808
Investment Technology Group Inc.[1]	1,459	68,135
Janus Capital Group Inc.	8,028	161,202
Jefferies Group Inc.	3,534	101,532
JP Morgan Chase & Co.	122,932	5,831,894
Knight Capital Group Inc. Class A1	3,831	71,448
LaBranche & Co. Inc.[1]	1,885	16,720
Lazard Ltd. Class A	1,260	53,424
Legg Mason Inc.	4,652	418,773
Lehman Brothers Holdings Inc.	19,181	1,493,049
Merrill Lynch & Co. Inc.	32,352	2,828,212
Morgan Stanley	34,603	2,644,707
Nasdaq Stock Market Inc. (The)[1]	3,458	123,554
National Financial Partners Corp.	1,070	42,158
Nuveen Investments Inc. Class A	2,672	131,730
NYSE Group Inc.[1,2]	1,671	123,637
Piper Jaffray Companies[1]	680	47,022
Raymond James Financial Inc.	3,226	102,780
Rowe (T.) Price Group Inc.	9,174	434,022
Schwab (Charles) Corp. (The)	37,314	679,861
SLM Corp.	14,714	716,278
SWS Group Inc.	635	17,647
TD Ameritrade Holding Corp.	9,620	158,441
Waddell & Reed Financial Inc. Class A	2,831	72,191

		39,231,881
ELECTRIC – 3.27%
AES Corp. (The)[1]	23,464	515,973
Allegheny Energy Inc.[1]	5,715	245,916
ALLETE Inc.	945	42,620
Alliant Energy Corp.	4,039	154,896
Ameren Corp.	7,163	387,518
American Electric Power Co. Inc.	13,917	576,581
Aquila Inc.[1]	14,243	65,375
Avista Corp.	1,747	44,968
Black Hills Corp.	1,088	37,547
CenterPoint Energy Inc.	9,802	151,735
Cleco Corp.	1,726	44,358
CMS Energy Corp.[1]	7,686	114,445
Consolidated Edison Inc.	8,799	425,432
Constellation Energy Group Inc.	6,324	394,618
Dominion Resources Inc.	12,367	1,001,603

16	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
DPL Inc.	4,477	$128,579
DTE Energy Co.	6,190	281,212
Duke Energy Corp.	44,210	1,398,804
Duquesne Light Holdings Inc.	2,829	56,099
Dynegy Inc. Class A1	13,428	81,642
Edison International	10,574	469,909
El Paso Electric Co.[1]	1,459	34,082
Energy East Corp.	5,228	127,093
Entergy Corp.	7,327	628,876
Exelon Corp.	23,778	1,473,760
FirstEnergy Corp.	11,644	685,249
FPL Group Inc.	13,011	663,561
Great Plains Energy Inc.	2,615	85,092
Hawaiian Electric Industries Inc.	2,925	81,959
IDACORP Inc.	1,418	55,912
MDU Resources Group Inc.	5,829	149,689
Mirant Corp.[1]	9,706	287,006
Northeast Utilities	5,222	130,602
NRG Energy Inc.[1]	4,534	218,312
NSTAR	3,794	131,993
OGE Energy Corp.	3,132	120,833
Pepco Holdings Inc.	6,618	168,230
PG&E Corp.	12,335	532,132
Pinnacle West Capital Corp.	3,441	164,514
PNM Resources Inc.	2,289	64,458
PPL Corp.	13,612	469,886
Progress Energy Inc.	8,940	411,240
Public Service Enterprise Group Inc.	8,839	539,621
Puget Energy Inc.	4,282	102,254
Reliant Energy Inc.[1]	10,398	131,847
SCANA Corp.	3,644	145,614
Sierra Pacific Resources Corp.[1]	6,917	104,862
Southern Co. (The)	26,179	952,916
TECO Energy Inc.	6,957	114,721
TXU Corp.	16,153	1,019,739
UniSource Energy Corp.	1,219	43,372
Westar Energy Inc.	3,182	80,568
Wisconsin Energy Corp.	4,122	189,365
WPS Resources Corp.	1,391	74,015
Xcel Energy Inc.	14,212	313,659

		17,116,862
ELECTRICAL COMPONENTS & EQUIPMENT – 0.42%
American Power Conversion Corp.	6,546	197,886
AMETEK Inc.	2,489	116,187
Belden CDT Inc.	1,610	58,282
C&D Technologies Inc.	956	4,742
Emerson Electric Co.	14,589	1,231,312
Energizer Holdings Inc.[1]	2,148	167,866
Energy Conversion Devices Inc.[1]	1,277	46,981
General Cable Corp.[1]	1,642	61,739
GrafTech International Ltd.[1]	3,487	21,096
Hubbell Inc. Class B	1,941	96,118
Littelfuse Inc.[1]	784	26,546
Molex Inc.	2,032	70,917
Molex Inc. Class A	2,903	85,784
Power-One Inc.[1]	2,529	17,298

		2,202,754
ELECTRONICS – 0.84%
Agilent Technologies Inc.[1]	15,082	536,919
Amphenol Corp. Class A	3,148	213,749
Applera Corp. – Applied Biosystems Group	6,642	247,747
Arrow Electronics Inc.[1]	4,069	121,460
Avnet Inc.[1]	5,202	123,183
AVX Corp.	1,982	31,236
Benchmark Electronics Inc.[1]	2,111	56,047
Brady Corp. Class A	1,914	70,818
Checkpoint Systems Inc.[1]	1,253	22,817
Coherent Inc.[1]	1,100	35,453
CTS Corp.	1,101	15,546
Cymer Inc.[1]	1,265	58,607
Dionex Corp.[1]	791	43,030
Electro Scientific Industries Inc.[1]	958	19,112
Fisher Scientific International Inc.[1]	4,377	374,759
Flextronics International Ltd.[1]	19,791	229,576
FLIR Systems Inc.[1]	2,418	77,231
Garmin Ltd.	4,106	219,301
Gentex Corp.	5,374	85,500
Itron Inc.[1]	691	37,618
Jabil Circuit Inc.	6,349	182,280
KEMET Corp.[1]	3,168	23,285
Methode Electronics Inc.	1,285	14,225

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
Mettler Toledo International Inc.[1]	1,520	$104,348
Molecular Devices Corp.[1]	630	12,688
National Instruments Corp.	1,837	57,278
Orbotech Ltd.[1]	1,111	26,831
Park Electrochemical Corp.	633	19,446
PerkinElmer Inc.	4,354	93,001
Photon Dynamics Inc.[1]	632	7,502
Plexus Corp.[1]	1,569	34,392
Sanmina-SCI Corp.[1]	19,653	77,629
Solectron Corp.[1]	32,846	109,706
Symbol Technologies Inc.	8,564	127,861
Taser International Inc.[1,2]	1,868	17,391
Technitrol Inc.	1,265	31,903
Tektronix Inc.	2,946	89,470
Thermo Electron Corp.[1]	5,667	242,944
Thomas & Betts Corp.[1]	2,230	114,912
Trimble Navigation Ltd.[1]	1,800	83,196
Varian Inc.[1]	1,013	47,500
Vishay Intertechnology Inc.[1]	6,147	82,923
Waters Corp.[1]	3,890	193,722

		4,414,142
ENERGY – ALTERNATE SOURCES – 0.02%
Covanta Holding Corp.[1]	4,001	81,340
FuelCell Energy Inc.[1]	1,260	8,341
Headwaters Inc.[1]	1,357	33,586

		123,267
ENGINEERING & CONSTRUCTION – 0.20%
Dycom Industries Inc.[1]	1,273	29,674
EMCOR Group Inc.[1]	1,195	70,684
Fluor Corp.	3,116	244,388
FosterWheeler Ltd.[1]	2,289	102,891
Granite Construction Inc.	1,191	62,051
Insituform Technologies Inc. Class A1	947	22,131
Jacobs Engineering Group Inc.[1]	1,989	150,249
McDermott International Inc.[1]	3,691	164,988
Shaw Group Inc. (The)[1]	2,610	69,322
URS Corp.[1]	1,691	68,333
Washington Group International Inc.	1,003	56,790

		1,041,501
ENTERTAINMENT – 0.18%
Bally Technologies Inc.[1]	1,526	30,291
DreamWorks Animation SKG Inc. Class A1	1,665	44,039
International Game Technology Inc.	12,019	510,928
International Speedway Corp. Class A	1,096	56,893
Macrovision Corp.[1]	1,923	51,171
Penn National Gaming Inc.[1]	2,535	92,705
Pinnacle Entertainment Inc.[1]	1,756	53,137
Scientific Games Corp. Class A1	2,438	68,337
Six Flags Inc.[1,2]	2,874	16,382
Warner Music Group Corp.	1,381	35,809

		959,692
ENVIRONMENTAL CONTROL – 0.26%
Aleris International Inc.[1]	1,393	71,753
Allied Waste Industries Inc.[1]	7,196	87,431
Mine Safety Appliances Co.	967	36,572
Nalco Holding Co.[1]	2,547	51,526
Republic Services Inc.	4,304	176,507
Stericycle Inc.[1]	1,584	112,005
Tetra Tech Inc.[1]	2,087	37,942
Waste Connections Inc.[1]	1,767	71,899
Waste Management Inc.	19,465	729,548

		1,375,183
FOOD – 1.42%
Campbell Soup Co.	9,058	338,588
Chiquita Brands International Inc.	1,429	19,577
ConAgra Foods Inc.	18,204	476,035
Corn Products International Inc.	2,508	90,765
Dean Foods Co.[1]	4,640	194,370
Del Monte Foods Co.	7,240	78,120
Flowers Foods Inc.	2,074	56,351
General Mills Inc.	12,535	712,239
Hain Celestial Group Inc.[1]	1,417	40,002
Heinz (H.J.) Co.	11,493	484,545
Hershey Co. (The)	6,094	322,434
Hormel Foods Corp.	2,697	97,389
Kellogg Co.	8,565	430,905
Kraft Foods Inc.	7,778	267,563
Kroger Co.	24,620	553,704

18	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
McCormick & Co. Inc. NVS	3,953	$147,842
Performance Food Group Co.[1]	1,257	36,541
Ralcorp Holdings Inc.[1]	1,104	54,593
Safeway Inc.	15,852	465,415
Sara Lee Corp.	27,881	476,765
Smithfield Foods Inc.[1]	3,818	102,628
Smucker (J.M.) Co. (The)	2,041	100,009
SUPERVALU Inc.	7,081	236,505
Sysco Corp.	21,880	765,362
Tootsie Roll Industries Inc.	866	27,521
TreeHouse Foods Inc.[1]	1,058	26,831
Tyson Foods Inc. Class A	8,541	123,417
United Natural Foods Inc.[1]	1,483	51,757
Whole Foods Market Inc.	4,871	310,965
Wild Oats Markets Inc.[1]	796	14,312
Wrigley (William Jr.) Co.	6,073	315,492

		7,418,542
FOREST PRODUCTS & PAPER – 0.41%
Bowater Inc.	2,051	42,886
Caraustar Industries Inc.[1]	1,106	11,978
International Paper Co.	17,227	574,520
Louisiana-Pacific Corp.	3,817	75,500
MeadWestvaco Corp.	6,611	181,935
Neenah Paper Inc.	531	19,557
Plum Creek Timber Co. Inc.	6,600	237,204
Potlatch Corp.	1,571	63,783
Rayonier Inc.	2,618	107,312
Smurfit-Stone Container Corp.[1]	9,051	96,484
Temple-Inland Inc.	3,970	156,577
Wausau Paper Corp.	1,541	20,896
Weyerhaeuser Co.	8,703	553,424

		2,142,056
GAS – 0.35%
AGL Resources Inc.	2,656	99,600
Atmos Energy Corp.	2,686	82,541
Energen Corp.	2,214	94,803
KeySpan Corp.	6,253	253,747
New Jersey Resources Corp.	916	47,504
Nicor Inc.	1,688	77,580
NiSource Inc.	9,469	220,344
Northwest Natural Gas Co.	950	39,302
Peoples Energy Corp.	1,265	55,268
Piedmont Natural Gas Co.	2,754	74,358
Sempra Energy	8,093	429,253
Southern Union Co.	3,781	104,658
Southwest Gas Corp.	1,281	45,962
UGI Corp.	3,646	96,619
Vectren Corp.	2,775	80,642
WGL Holdings Inc.	1,734	56,268

		1,858,449
HAND & MACHINE TOOLS – 0.13%
Black & Decker Corp.	2,888	242,245
Kennametal Inc.	1,301	80,285
Lincoln Electric Holdings Inc.	1,365	83,934
Regal-Beloit Corp.	1,165	57,609
Snap-On Inc.	1,874	88,134
Stanley Works (The)	3,051	145,380

		697,587
HEALTH CARE – PRODUCTS – 3.23%
Advanced Medical Optics Inc.[1]	2,251	91,953
Alcon Inc.	2,788	295,751
American Medical Systems Holdings Inc.[1]	2,372	42,245
ArthroCare Corp.[1,2]	798	32,247
Bard (C.R.) Inc.	3,677	301,367
Bausch & Lomb Inc.	1,880	100,655
Baxter International Inc.	23,619	1,085,765
Beckman Coulter Inc.	2,223	127,978
Becton, Dickinson & Co.	8,235	576,697
Biomet Inc.	8,199	310,250
Biosite Inc.[1]	557	25,583
Boston Scientific Corp.[1]	47,364	753,561
Cooper Companies Inc.	1,548	89,211
Cyberonics Inc.[1]	771	13,901
Cytyc Corp.[1]	3,971	104,914
Dade Behring Holdings Inc.	3,221	117,341
Datascope Corp.	482	17,289
DENTSPLY International Inc.	5,066	158,464
Edwards Lifesciences Corp.[1]	2,157	92,600
Gen-Probe Inc.[1]	1,777	85,065
Haemonetics Corp.[1]	948	43,229
Henry Schein Inc.[1]	3,148	156,424

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
Hillenbrand Industries Inc.	2,046	$120,059
Hologic Inc.[1]	1,611	77,570
IDEXX Laboratories Inc.[1]	1,213	100,934
Immucor Inc.[1]	2,488	68,495
Intuitive Surgical Inc.[1]	1,264	125,364
Invacare Corp.	1,098	23,969
Johnson & Johnson	105,427	7,105,780
Kinetic Concepts Inc.[1]	1,728	60,065
Kyphon Inc.[1]	1,175	46,413
Medtronic Inc.	41,200	2,005,616
Mentor Corp.	1,412	66,082
Oakley Inc.	942	17,502
Patterson Companies Inc.[1]	4,432	145,591
PolyMedica Corp.	919	38,184
PSS World Medical Inc.[1]	2,465	49,596
ResMed Inc.[1]	2,537	111,603
Respironics Inc.[1]	2,463	86,993
St. Jude Medical Inc.[1]	12,849	441,363
Steris Corp.	2,533	61,729
Stryker Corp.	9,842	514,638
TECHNE Corp.[1]	1,298	72,532
Varian Medical Systems Inc.[1]	4,642	254,660
Ventana Medical Systems Inc.[1]	1,241	50,124
Viasys Healthcare Inc.[1]	951	27,246
Zimmer Holdings Inc.[1]	8,676	624,759

		16,919,357
HEALTH CARE – SERVICES – 1.67%
Aetna Inc.	19,795	815,950
AMERIGROUP Corp.[1]	1,750	52,430
Apria Healthcare Group Inc.[1]	1,760	40,990
Centene Corp.[1]	1,559	36,777
Community Health Systems Inc.[1]	3,068	99,557
Covance Inc.[1]	2,207	129,110
Coventry Health Care Inc.[1]	5,815	273,014
DaVita Inc.[1]	3,507	195,094
HCA Inc.	13,975	706,017
Health Management Associates Inc. Class A	8,581	169,046
Health Net Inc.[1]	3,964	164,546
Healthways Inc.[1]	1,262	53,446
Humana Inc.[1]	5,648	338,880
Laboratory Corp. of America Holdings[1]	4,676	320,259
LifePoint Hospitals Inc.[1,2]	1,779	63,155
Lincare Holdings Inc.[1]	3,499	117,426
Magellan Health Services Inc.[1]	1,666	72,704
Manor Care Inc.	2,808	134,756
Odyssey Healthcare Inc.[1]	1,231	16,311
Pediatrix Medical Group Inc.[1]	1,584	71,169
Psychiatric Solutions Inc.[1]	1,912	63,478
Quest Diagnostics Inc.	5,537	275,410
Sierra Health Services Inc.[1]	1,716	58,756
Sunrise Senior Living Inc.[1]	1,262	39,387
Tenet Healthcare Corp.[1]	16,723	118,064
Triad Hospitals Inc.[1]	3,034	112,349
United Surgical Partners International Inc.[1]	1,602	39,762
UnitedHealth Group Inc.	47,776	2,330,513
Universal Health Services Inc. Class B	1,884	99,758
Wellcare Health Plans Inc.[1]	1,185	69,619
WellPoint Inc.[1]	21,911	1,672,248

		8,749,981
HOLDING COMPANIES – DIVERSIFIED – 0.04%
Leucadia National Corp.	5,612	147,988
Walter Industries Inc.	1,459	67,829

		215,817
HOME BUILDERS – 0.34%
Beazer Homes USA Inc.	1,356	58,769
Centex Corp.	4,508	235,768
Champion Enterprises Inc.[1]	2,512	23,261
Fleetwood Enterprises Inc.[1]	2,025	14,459
Horton (D.R.) Inc.	9,663	226,404
Hovnanian Enterprises Inc. Class A1	1,248	38,501
KB Home	2,696	121,158
Lennar Corp. Class A	4,358	206,918
Lennar Corp. Class B	336	14,955
M.D.C. Holdings Inc.	1,175	58,585
Meritage Homes Corp.[1]	826	37,814
Monaco Coach Corp.	1,102	13,158
NVR Inc.[1]	199	111,739
Pulte Homes Inc.	7,464	231,309

20	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
Ryland Group Inc.	1,679	$77,116
Standard-Pacific Corp.	2,358	57,134
Thor Industries Inc.	1,284	56,265
Toll Brothers Inc.[1]	4,204	121,538
WCI Communities Inc.[1,2]	1,249	20,134
Winnebago Industries Inc.[2]	1,267	42,178

		1,767,163
HOME FURNISHINGS – 0.10%
Audiovox Corp. Class A1	631	8,279
Ethan Allen Interiors Inc.	1,009	35,941
Furniture Brands International Inc.[2]	1,462	27,193
Harman International Industries Inc.	2,122	217,187
La-Z-Boy Inc.[2]	1,866	22,859
Whirlpool Corp.	2,629	228,539

		539,998
HOUSEHOLD PRODUCTS & WARES – 0.50%
ACCO Brands Corp.[1]	1,583	38,467
American Greetings Corp. Class A	2,217	53,008
Avery Dennison Corp.	3,468	218,970
Blyth Inc.	1,061	25,379
Church & Dwight Co. Inc.	2,141	86,860
Clorox Co. (The)	5,270	340,231
Fortune Brands Inc.	5,162	397,216
Fossil Inc.[1]	1,930	42,151
Harland (John H.) Co.	1,100	44,979
Jarden Corp.[1]	1,586	57,064
Kimberly-Clark Corp.	16,458	1,094,786
Scotts Miracle-Gro Co. (The) Class A	1,522	75,278
Spectrum Brands Inc.[1]	1,143	11,110
Tupperware Brands Corp.	1,904	40,422
WD-40 Co.	618	21,006
Yankee Candle Co. Inc. (The)	1,617	54,735

		2,601,662
HOUSEWARES – 0.07%
Newell Rubbermaid Inc.	9,782	281,526
Toro Co. (The)	1,554	67,071

		348,597
INSURANCE – 4.72%
ACE Ltd.	11,268	645,093
AFLAC Inc.	17,723	796,117
Alleghany Corp.[1]	129	39,442
Allstate Corp. (The)	22,877	1,403,733
Ambac Financial Group Inc.	3,718	310,416
American Financial Group Inc.	1,424	68,153
American International Group Inc.	80,705	5,420,955
American National Insurance Co.	575	66,700
AmerUs Group Co.	1,458	99,844
Aon Corp.	10,297	358,233
Arch Capital Group Ltd.[1]	1,338	86,020
Assurant Inc.	4,103	216,064
Assured Guaranty Ltd.	1,624	40,876
Axis Capital Holdings Ltd.	4,149	136,295
Berkley (W.R.) Corp.	6,200	228,532
Brown & Brown Inc.	4,019	117,596
Chubb Corp.	14,588	775,352
CIGNA Corp.	3,809	445,577
Cincinnati Financial Corp.	5,468	249,614
Commerce Group Inc.	2,218	65,653
Conseco Inc.[1]	5,539	112,663
Delphi Financial Group Inc. Class A	1,435	56,324
Endurance Specialty Holdings Ltd.	2,031	72,405
Erie Indemnity Co. Class A	1,729	87,574
Everest Re Group Ltd.	2,216	219,783
Fidelity National Financial Inc.	5,951	132,707
First American Corp.	2,881	117,633
Gallagher (Arthur J.) & Co.	3,319	92,434
Genworth Financial Inc. Class A	15,996	534,906
Hanover Insurance Group Inc. (The)	1,899	86,120
Hartford Financial Services Group Inc. (The)	10,747	936,816
HCC Insurance Holdings Inc.	3,971	133,664
Hilb, Rogal & Hobbs Co.	1,314	52,455
Horace Mann Educators Corp.	1,421	28,619
IPC Holdings Ltd.	2,105	63,234
Lincoln National Corp.	10,230	647,661
Loews Corp.	16,394	638,054
Markel Corp.[1]	311	124,245
Marsh & McLennan Companies Inc.	19,082	561,774
MBIA Inc.	4,787	296,890
Mercury General Corp.	950	49,182
MetLife Inc.	16,661	951,843

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
MGIC Investment Corp.	3,377	$198,433
Montpelier Re Holdings Ltd.	3,530	62,658
Nationwide Financial Services Inc.	2,076	105,710
Ohio Casualty Corp.	2,388	65,503
Old Republic International Corp.	7,641	172,152
PartnerRe Ltd.	1,882	131,589
Philadelphia Consolidated Holding Corp.[1]	1,969	77,027
Phoenix Companies Inc.	3,609	57,167
Platinum Underwriters Holdings Ltd.	2,028	60,556
PMI Group Inc. (The)	3,402	145,095
Principal Financial Group Inc.	9,830	555,297
ProAssurance Corp.[1]	928	45,194
Progressive Corp. (The)	25,220	609,567
Protective Life Corp.	2,313	102,350
Prudential Financial Inc.	17,364	1,335,813
Radian Group Inc.	3,060	163,098
Reinsurance Group of America Inc.	1,227	69,203
RenaissanceRe Holdings Ltd.	2,469	134,314
RLI Corp.	633	34,315
SAFECO Corp.	4,312	250,915
Selective Insurance Group Inc.	942	52,046
St. Paul Travelers Companies Inc.	24,394	1,247,265
StanCorp Financial Group Inc.	1,930	88,182
Torchmark Corp.	3,595	221,740
Transatlantic Holdings Inc.	971	59,173
Unitrin Inc.	1,588	68,173
UnumProvident Corp.	12,122	239,773
White Mountains Insurance Group Ltd.	277	157,267
Willis Group Holdings Ltd.	4,262	162,084
XL Capital Ltd. Class A	6,321	445,947
Zenith National Insurance Corp.	1,131	52,614

		24,737,471
INTERNET – 1.95%
Agile Software Corp.[1]	1,586	10,690
Akamai Technologies Inc.[1]	5,375	251,873
Amazon.com Inc.[1]	10,537	401,354
aQuantive Inc.[1]	2,329	63,302
Ariba Inc.[1]	2,846	21,487
Avocent Corp.[1]	1,752	64,316
Check Point Software Technologies Ltd.[1]	6,345	131,468
CheckFree Corp.[1]	2,619	103,398
CNET Networks Inc.[1]	5,026	44,932
Digital River Inc.[1]	1,132	65,486
Digitas Inc.[1]	2,879	30,402
EarthLink Inc.[1]	4,554	31,969
eBay Inc.[1]	37,033	1,189,870
Emdeon Corp.[1]	9,852	114,776
Equinix Inc.[1]	1,142	78,113
eResearch Technology Inc.[1,2]	1,569	12,897
Expedia Inc.[1]	9,432	153,270
F5 Networks Inc.[1]	1,377	91,144
Google Inc. Class A1	7,729	3,682,018
IAC/InterActiveCorp[1]	8,490	263,020
InfoSpace Inc.[1]	936	18,917
Interwoven Inc.[1]	1,457	18,533
j2 Global Communications Inc.[1]	1,173	32,187
Liberty Media Holding Corp. – Liberty Interactive Group Series A1	23,534	519,395
McAfee Inc.[1]	5,866	169,703
NetBank Inc.	1,735	9,213
NetFlix Inc.[1,2]	1,678	46,413
NutriSystem Inc.[1,2]	862	53,168
Openwave Systems Inc.[1]	3,244	27,996
Priceline.com Inc.[1]	1,067	42,989
RealNetworks Inc.[1]	3,960	43,481
Redback Networks Inc.[1]	3,068	48,536
S1 Corp.[1]	2,363	11,673
SonicWALL Inc.[1]	1,907	20,024
Stamps.com Inc.[1]	804	12,904
Symantec Corp.[1]	35,709	708,467
TIBCO Software Inc.[1]	7,057	65,277
United Online Inc.	2,235	30,217
ValueClick Inc.[1]	3,261	61,307
VeriSign Inc.[1]	9,012	186,368
Vignette Corp.[1]	917	14,947
webMethods Inc.[1]	1,745	13,122
Websense Inc.[1]	1,494	40,891
Yahoo! Inc.[1]	46,433	1,223,045

		10,224,558
IRON & STEEL – 0.32%
AK Steel Holding Corp.[1]	3,799	56,719
Allegheny Technologies Inc.	3,244	255,400

22	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
Carpenter Technology Corp.	831	$88,909
Chaparral Steel Co.	1,570	65,296
Cleveland-Cliffs Inc.	1,496	63,266
Nucor Corp.	10,088	589,240
Oregon Steel Mills Inc.[1]	1,197	65,117
Reliance Steel & Aluminum Co.	2,278	78,249
Ryerson Inc.	903	21,762
Steel Dynamics Inc.	1,726	103,750
United States Steel Corp.	4,170	281,892

		1,669,600
LEISURE TIME – 0.38%
Brunswick Corp.	3,445	108,518
Callaway Golf Co.	2,440	32,769
Carnival Corp.	15,074	735,913
Harley-Davidson Inc.	9,542	654,867
Multimedia Games Inc.[1]	799	7,503
Nautilus Inc.[2]	1,074	15,176
Polaris Industries Inc.	1,511	64,701
Royal Caribbean Cruises Ltd.	4,708	190,674
Sabre Holdings Corp.	4,729	120,211
WMS Industries Inc.[1]	1,000	35,330

		1,965,662
LODGING – 0.59%
Aztar Corp.[1]	1,244	66,641
Boyd Gaming Corp.	1,600	63,152
Choice Hotels International Inc.	1,207	50,597
Gaylord Entertainment Co.[1]	1,481	68,926
Harrah’s Entertainment Inc.	6,495	482,773
Hilton Hotels Corp.	12,821	370,783
Las Vegas Sands Corp.[1]	3,555	270,891
Marriott International Inc. Class A	12,911	539,292
MGM Mirage[1]	4,316	185,674
Starwood Hotels & Resorts Worldwide Inc.	7,688	459,281
Station Casinos Inc.	1,815	109,445
Wyndham Worldwide Corp.[1]	7,249	213,846
Wynn Resorts Ltd.[1]	2,938	216,061

		3,097,362
MACHINERY – 0.78%
AGCO Corp.[1]	3,303	88,355
Albany International Corp. Class A	930	31,257
Astec Industries Inc.[1]	474	15,116
Briggs & Stratton Corp.	1,724	43,945
Bucyrus International Inc. Class A	949	39,763
Caterpillar Inc.	23,441	1,423,103
Cognex Corp.	1,421	32,726
Cummins Inc.	1,673	212,438
Deere & Co.	8,363	711,942
Flowserve Corp.[1]	1,904	100,912
Gardner Denver Inc.[1]	1,720	58,463
Graco Inc.	2,409	98,191
IDEX Corp.	1,763	82,685
Intermec Inc.[1]	1,767	39,934
JLG Industries Inc.	3,434	94,950
Joy Global Inc.	4,351	170,168
Manitowoc Co. Inc. (The)	2,132	117,004
Nordson Corp.	1,118	51,484
Presstek Inc.[1]	1,123	6,906
Rockwell Automation Inc.	5,656	350,672
Terex Corp.[1]	3,556	184,059
Wabtec Corp.	1,685	52,892
Zebra Technologies Corp. Class A1	2,525	94,107

		4,101,072
MANUFACTURING – 4.62%
Actuant Corp. Class A	926	47,541
Acuity Brands Inc.	1,701	84,268
AptarGroup Inc.	1,084	59,522
Brink’s Co. (The)	1,856	97,421
Carlisle Companies Inc.	1,098	91,892
Ceradyne Inc.[1]	820	33,825
CLARCOR Inc.	1,838	59,882
Cooper Industries Ltd.	3,531	315,848
Crane Co.	1,793	69,819
Danaher Corp.	8,787	630,643
Donaldson Co. Inc.	2,574	96,654
Dover Corp.	7,201	342,048
Eastman Kodak Co.[2]	10,264	250,442
Eaton Corp.	5,220	378,085
ESCO Technologies Inc.[1]	816	35,431
General Electric Co.	368,599	12,941,511
Harsco Corp.	1,428	116,568
Hexcel Corp.[1]	3,253	52,666

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
Honeywell International Inc.	26,887	$1,132,480
Illinois Tool Works Inc.	17,551	841,219
Ingersoll-Rand Co. Class A	11,723	430,351
ITT Industries Inc.	6,526	354,949
Jacuzzi Brands Inc.[1]	2,821	34,952
Lancaster Colony Corp.	897	36,373
Leggett & Platt Inc.	6,831	159,504
Matthews International Corp. Class A	1,147	44,068
Pall Corp.	4,386	139,913
Parker Hannifin Corp.	4,255	355,846
Pentair Inc.	3,504	115,422
Roper Industries Inc.	2,926	140,009
SPX Corp.	2,363	135,920
Teleflex Inc.	1,245	77,439
Textron Inc.	3,922	356,627
3M Co.	24,475	1,929,609
Tredegar Corp.	943	16,446
Trinity Industries Inc.	2,690	97,001
Tyco International Ltd.	71,627	2,107,983

		24,210,177
MEDIA – 3.28%
Belo Corp.	3,474	60,864
Cablevision Systems Corp.	7,626	211,927
CBS Corp. Class A	635	18,396
CBS Corp. Class B	23,560	681,826
Charter Communications Inc. Class A1	17,441	40,114
Clear Channel Communications Inc.	16,791	585,166
Comcast Corp. Class A1	44,387	1,805,219
Comcast Corp. Class A Special[1]	25,485	1,031,633
Cox Radio Inc. Class A1	1,255	21,134
CTC Media Inc.[1]	933	22,644
Cumulus Media Inc. Class A1	1,897	20,336
DIRECTV Group Inc. (The)[1]	29,384	654,676
Discovery Holding Co. Class A1	9,548	141,692
Dow Jones & Co. Inc.	1,676	58,811
EchoStar Communications Corp.[1]	7,613	270,414
Emmis Communications Corp.[1]	1,287	15,882
Entercom Communications Corp.	1,420	39,291
Gannett Co. Inc.	8,736	516,647
Gemstar-TVGuide International Inc.[1]	9,542	33,206
Lee Enterprises Inc.	1,258	35,891
Liberty Global Inc. Class A1	8,020	210,445
Liberty Global Inc. Class C1	8,213	208,857
Liberty Media Holding Corp. - Liberty Capital Group Series A1	4,706	419,116
McClatchy Co. (The) Class A	2,003	86,830
McGraw-Hill Companies Inc. (The)	12,735	817,205
Media General Inc. Class A	782	29,012
Meredith Corp.	1,392	73,080
New YorkTimes Co. Class A2	5,085	122,904
News Corp. Class A	66,397	1,384,377
News Corp. Class B	19,062	414,408
Radio One Inc. Class D1	2,524	17,138
Readers Digest Association Inc. (The)	3,675	52,847
Scholastic Corp.[1]	893	28,058
Scripps (E.W.) Co. Class A	2,826	139,774
Sinclair Broadcast Group Inc. Class A	1,433	12,926
Sirius Satellite Radio Inc.[1,2]	41,557	159,163
Sun-Times Media Group Inc. Class A	1,393	8,079
Time Warner Inc.	141,393	2,829,274
Tribune Co.	5,359	178,615
Univision Communications Inc. Class A1	8,546	299,623
Viacom Inc. Class A1	651	25,330
Viacom Inc. Class B1	22,177	863,129
Walt Disney Co. (The)	69,783	2,195,373
Washington Post Co. (The) Class B	221	166,435
Westwood One Inc.	2,789	22,061
Wiley (John) & Sons Inc. Class A	1,371	48,396
XM Satellite Radio Holdings Inc. Class A1	8,638	100,719

		17,178,943
METAL FABRICATE & HARDWARE – 0.14%
Commercial Metals Co.	4,242	112,880
Kaydon Corp.	1,060	44,308
Mueller Industries Inc.	1,147	42,060
NS Group Inc.[1]	552	36,079
Precision Castparts Corp.	4,620	314,437
Quanex Corp.	1,428	47,852
Timken Co. (The)	3,005	90,300
Worthington Industries Inc.	2,620	45,274

		733,190

24	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
MINING – 0.65%
Alcoa Inc.	30,725	$888,260
Coeur d’Alene Mines Corp.[1]	9,196	45,060
Freeport-McMoRan Copper & Gold Inc.	6,691	404,672
Kaiser Aluminum Corp.[1]	240	11,400
Meridian Gold Inc.[1]	3,638	92,078
Newmont Mining Corp.	14,670	664,111
Phelps Dodge Corp.	7,142	716,914
RTI International Metals Inc.[1]	862	52,858
Southern Copper Corp.[2]	2,672	137,287
Stillwater Mining Co.[1]	1,426	15,330
Titanium Metals Corp.[1]	2,726	80,362
USEC Inc.	2,659	29,674
Vulcan Materials Co.	3,191	260,003

		3,398,009
OFFICE & BUSINESS EQUIPMENT – 0.19%
IKON Office Solutions Inc.	3,114	46,430
Pitney Bowes Inc.	7,960	371,812
Xerox Corp.[1]	33,028	561,476

		979,718
OFFICE FURNISHINGS – 0.04%
Herman Miller Inc.	2,471	84,706
HNI Corp.	1,617	72,716
Interface Inc. Class A1	1,745	25,390
Steelcase Inc. Class A	2,051	33,985

		216,797
OIL & GAS – 7.25%
Anadarko Petroleum Corp.	16,080	746,434
Apache Corp.	11,593	757,255
Atwood Oceanics Inc.[1]	996	46,015
Berry Petroleum Co. Class A	1,306	38,984
Cabot Oil & Gas Corp.	1,667	88,201
Cheniere Energy Inc.[1]	1,830	48,166
Chesapeake Energy Corp.	14,023	454,906
Chevron Corp.	77,943	5,237,770
Cimarex Energy Co.	2,878	103,666
Comstock Resources Inc.[1]	1,305	36,410
ConocoPhillips	54,510	3,283,682
Denbury Resources Inc.[1]	4,062	116,742
Devon Energy Corp.	14,905	996,250
Diamond Offshore Drilling Inc.	2,168	150,091
Encore Acquisition Co.[1]	1,529	38,286
ENSCO International Inc.	5,351	262,038
EOG Resources Inc.	8,527	567,301
Exxon Mobil Corp.	210,653	15,044,837
Forest Oil Corp.[1]	1,821	59,437
Frontier Oil Corp.	4,008	117,835
GlobalSantaFe Corp.	8,553	443,901
Grey Wolf Inc.[1]	6,722	47,054
Helmerich & Payne Inc.	3,436	82,292
Hess Corp.	8,934	378,802
Holly Corp.	1,846	87,796
Houston Exploration Co.[1]	991	53,673
Marathon Oil Corp.	12,891	1,113,782
Mariner Energy Inc.[1]	2,452	48,599
Murphy Oil Corp.	6,174	291,166
Nabors Industries Ltd.[1]	11,050	341,224
Newfield Exploration Co.[1]	4,393	179,190
Noble Corp.	4,670	327,367
Noble Energy Inc.	6,114	297,324
Occidental Petroleum Corp.	30,220	1,418,527
Parker Drilling Co.[1]	3,632	29,746
Patterson-UTI Energy Inc.	6,208	144,026
Penn Virginia Corp.	914	65,397
Pioneer Natural Resources Co.	4,680	190,616
Plains Exploration & Production Co.[1]	2,618	110,715
Pogo Producing Co.	1,879	84,085
Pride International Inc.[1]	5,641	155,748
Quicksilver Resources Inc.[1]	1,879	64,412
Range Resources Corp.	4,556	123,695
Rowan Companies Inc.	3,903	130,282
Southwestern Energy Co.[1]	5,830	207,431
St. Mary Land & Exploration Co.	2,131	79,465
Stone Energy Corp.[1]	945	36,827
Sunoco Inc.	4,758	314,647
Swift Energy Co.[1]	898	41,955
Tesoro Corp.	2,338	149,492
TODCO[1]	2,204	75,223
Transocean Inc.[1]	11,376	825,215
Unit Corp.[1]	1,424	66,059

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
Valero Energy Corp.	21,803	$1,140,951
Whiting Petroleum Corp.[1]	1,171	52,238
XTO Energy Inc.	13,239	617,732

		38,010,960
OIL & GAS SERVICES – 1.45%
Baker Hughes Inc.	11,892	821,143
BJ Services Co.	11,166	336,767
Cameron International Corp.[1]	4,000	200,400
Core Laboratories NV1	914	66,621
FMC Technologies Inc.[1]	2,482	150,037
Global Industries Ltd.[1]	3,168	52,589
Grant Prideco Inc.[1]	4,447	167,963
Halliburton Co.	36,150	1,169,453
Hanover Compressor Co.[1]	3,147	58,282
Helix Energy Solutions Group Inc.[1]	2,536	81,913
Hydril Co.[1]	739	44,377
Input/Output Inc.[1,2]	2,707	30,345
Lone StarTechnologies Inc.[1]	1,131	54,605
National Oilwell Varco Inc.[1]	6,056	365,782
Newpark Resources Inc.[1]	2,536	14,912
Oceaneering International Inc.[1]	1,946	70,037
Schlumberger Ltd.	41,751	2,633,653
SEACOR Holdings Inc.[1]	734	65,678
Smith International Inc.	7,470	294,916
Superior Energy Services Inc.[1]	2,707	84,729
Tetra Technologies Inc.[1]	2,284	59,156
Tidewater Inc.	1,897	94,338
Universal Compression Holdings Inc.[1]	941	56,705
Veritas DGC Inc.[1]	1,110	79,931
Weatherford International Ltd.[1]	12,275	504,257
W-H Energy Services Inc.[1]	865	40,508

		7,599,097
PACKAGING & CONTAINERS – 0.19%
Ball Corp.	3,619	150,514
Bemis Co. Inc.	3,736	125,604
Chesapeake Corp.	664	10,299
Crown Holdings Inc.[1]	5,826	113,257
Owens-Illinois Inc.[1]	4,778	79,315
Packaging Corp. of America	2,673	61,399
Pactiv Corp.[1]	5,247	161,817
Sealed Air Corp.	2,990	177,965
Sonoco Products Co.	3,460	122,761

		1,002,931
PHARMACEUTICALS – 5.37%
Abbott Laboratories	54,345	2,581,931
Abraxis BioScience Inc.[1]	914	24,130
Alkermes Inc.[1]	3,001	50,417
Allergan Inc.	5,344	617,232
Alpharma Inc. Class A	1,576	34,782
AmerisourceBergen Corp.	7,494	353,717
Amylin Pharmaceuticals Inc.[1]	3,796	166,872
Andrx Corp.[1]	2,656	65,311
Barr Pharmaceuticals Inc.[1]	3,543	185,547
BioMarin Pharmaceutical Inc.[1]	2,696	43,217
Bristol-Myers Squibb Co.	69,156	1,711,611
Cardinal Health Inc.	14,991	981,161
Caremark Rx Inc.	15,895	782,511
Cephalon Inc.[1]	2,040	143,167
Cubist Pharmaceuticals Inc.[1]	2,102	46,812
CVTherapeutics Inc.[1]	1,379	17,858
Endo Pharmaceuticals Holdings Inc.[1]	4,516	128,887
Express Scripts Inc.[1]	4,323	275,462
Forest Laboratories Inc.[1]	11,402	558,014
Gilead Sciences Inc.[1]	16,129	1,111,288
Herbalife Ltd.[1]	1,111	40,663
Hospira Inc.[1]	5,726	208,140
ImClone Systems Inc.[1]	2,407	75,315
King Pharmaceuticals Inc.[1]	8,538	142,841
Lilly (Eli) & Co.	34,211	1,916,158
Medarex Inc.[1]	4,074	52,636
Medco Health Solutions Inc.[1]	10,668	570,738
Medicines Co. (The)[1]	1,560	40,498
Medicis Pharmaceutical Corp. Class A	1,797	62,967
Merck & Co. Inc.	77,300	3,510,966
MGI Pharma Inc.[1]	2,570	48,907
Mylan Laboratories Inc.	7,507	153,894
Nabi Biopharmaceuticals[1]	1,778	11,699
NBTY Inc.[1]	2,263	62,957
Neurocrine Biosciences Inc.[1]	1,355	15,650

26	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
Noven Pharmaceuticals Inc.[1]	804	$17,857
NPS Pharmaceuticals Inc.[1]	1,400	6,608
Omnicare Inc.	4,254	161,142
Onyx Pharmaceuticals Inc.[1,2]	1,523	28,602
OSI Pharmaceuticals Inc.[1]	2,000	76,560
Par Pharmaceutical Companies Inc.[1]	1,236	24,090
Perrigo Co.	3,143	56,228
Pfizer Inc.	259,694	6,920,845
Schering-Plough Corp.	51,962	1,150,439
Sepracor Inc.[1]	3,643	188,562
Taro Pharmaceutical Industries Ltd.[1,2]	940	9,814
United Therapeutics Inc.[1]	771	46,144
Valeant Pharmaceuticals International	3,217	60,094
VCA Antech Inc.[1]	2,969	96,107
Watson Pharmaceuticals Inc.[1]	3,955	106,429
Wyeth	47,125	2,404,789

		28,148,266
PIPELINES – 0.37%
El Paso Corp.	24,376	333,951
Equitable Resources Inc.	3,946	159,892
Kinder Morgan Inc.	3,848	404,425
National Fuel Gas Co.	2,846	106,440
ONEOK Inc.	3,633	151,242
Questar Corp.	2,995	244,033
Williams Companies Inc.	21,737	531,035

		1,931,018
REAL ESTATE – 0.19%
Brookfield Properties Corp.	4,000	151,560
CB Richard Ellis Group Inc. Class A1	6,730	202,102
Forest City Enterprises Inc. Class A	2,138	117,376
Jones Lang LaSalle Inc.	1,118	102,856
Realogy Corp.[1]	9,062	233,618
St. Joe Co. (The)[2]	2,496	134,235
Trammell Crow Co.[1]	1,060	51,675

		993,422
REAL ESTATE INVESTMENT TRUSTS – 2.26%
Alexandria Real Estate Equities Inc.	978	97,507
AMB Property Corp.	3,013	175,989
American Financial Realty Trust	4,792	55,923
American Home Mortgage Investment Corp.	1,461	49,922
Annaly Capital Management Inc.	6,206	81,423
Apartment Investment & Management Co. Class A	3,363	192,767
Archstone-Smith Trust	7,589	456,934
AvalonBay Communities Inc.	2,567	336,431
BioMed Realty Trust Inc.	2,686	86,570
Boston Properties Inc.	3,988	426,038
Brandywine Realty Trust	3,127	104,317
BRE Properties Inc. Class A	1,878	124,511
Camden Property Trust	1,986	160,310
CapitalSource Inc.	4,276	118,616
CBL & Associates Properties Inc.	2,118	92,620
Colonial Properties Trust	1,633	82,287
Corporate Office Properties Trust	1,455	69,534
Cousins Properties Inc.	1,426	51,008
Crescent Real Estate Equities Co.	3,437	74,927
Developers Diversified Realty Corp.	3,904	237,754
Duke Realty Corp.	5,171	207,150
Equity Inns Inc.	1,890	31,714
Equity Lifestyle Properties Inc.	651	32,075
Equity Office Properties Trust	12,435	528,488
Equity Residential	10,135	553,472
Essex Property Trust Inc.	836	111,422
Federal Realty Investment Trust	1,926	154,369
FelCor Lodging Trust Inc.	2,035	42,247
First Industrial Realty Trust Inc.	1,459	67,070
General Growth Properties Inc.	7,860	407,934
Glenborough Realty Trust Inc.	1,085	28,188
Health Care Property Investors Inc.	5,271	165,509
Health Care REIT Inc.[2]	2,101	86,729
Healthcare Realty Trust Inc.	1,729	70,025
Highwoods Properties Inc.	1,902	72,656
Home Properties Inc.	1,137	71,824
Hospitality Properties Trust	2,302	111,555
Host Hotels & Resorts Inc.	17,998	415,034
HRPT Properties Trust	7,401	88,072
Impac Mortgage Holdings Inc.	2,456	23,258
iStar Financial Inc.	3,915	181,382

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
Kilroy Realty Corp.	1,056	$79,548
Kimco Realty Corp.	7,997	355,310
KKR Financial Corp.	2,724	73,085
LaSalle Hotel Properties	1,331	56,235
Lexington Corporate Properties Trust	1,629	34,698
Liberty Property Trust	3,119	150,336
Macerich Co. (The)	2,419	194,367
Mack-Cali Realty Corp.	2,173	114,952
Maguire Properties Inc.	1,128	48,233
Mid-America Apartment Communities Inc.	762	48,501
Mills Corp.	2,106	38,477
Nationwide Health Properties Inc.	2,578	74,092
New Century Financial Corp.	1,881	74,074
New Plan Excel Realty Trust Inc.	3,638	104,774
NovaStar Financial Inc.[2]	1,019	32,526
Pennsylvania Real Estate Investment Trust	1,180	50,858
Post Properties Inc.	1,551	75,968
ProLogis	8,537	540,136
Public Storage Inc.	4,459	400,017
Realty Income Corp.	3,069	81,022
Reckson Associates Realty Corp.	2,964	130,772
Redwood Trust Inc.	836	45,955
Regency Centers Corp.	2,359	170,225
Saxon Capital Inc.	1,789	25,314
Simon Property Group Inc.	7,927	769,712
SL Green Realty Corp.	1,538	186,175
Strategic Hotels & Resorts Inc.	2,255	47,964
Sunstone Hotel Investors Inc.	2,685	79,100
Taubman Centers Inc.	1,809	84,842
Thornburg Mortgage Inc.	3,659	93,963
United Dominion Realty Trust Inc.	5,027	162,724
Ventas Inc.	3,759	146,526
Vornado Realty Trust	4,700	560,475
Washington Real Estate Investment Trust	1,531	64,532
Weingarten Realty Investors	2,906	135,129

		11,856,178
RETAIL – 5.89%
Abercrombie & Fitch Co. Class A	3,090	236,849
Advance Auto Parts Inc.	3,825	133,952
Aeropostale Inc.[1]	1,905	55,836
American Eagle Outfitters Inc.	4,854	222,313
AnnTaylor Stores Corp.[1]	2,594	114,188
Applebee’s International Inc.	2,862	65,311
AutoNation Inc.[1]	5,105	102,355
AutoZone Inc.[1]	1,989	222,768
Barnes & Noble Inc.	1,914	79,067
Bed Bath & Beyond Inc.[1]	10,383	418,331
Best Buy Co. Inc.	14,041	775,765
Big Lots Inc.[1]	4,178	88,072
BJ’s Wholesale Club Inc.[1]	2,365	67,757
Blockbuster Inc. Class A1,2	3,312	12,983
Bob Evans Farms Inc.	1,275	43,235
Borders Group Inc.	2,625	54,049
Brinker International Inc.	3,127	145,187
CarMax Inc.[1]	3,848	170,466
Casey’s General Store Inc.	1,742	42,278
Cato Corp. Class A	939	21,494
CBRL Group Inc.	1,515	66,524
CEC Entertainment Inc.[1]	1,283	44,225
Charming Shoppes Inc.[1]	3,967	58,712
Cheesecake Factory Inc. (The)[1]	2,780	78,535
Chico’s FAS Inc.[1]	6,304	150,855
Children’s Place Retail Stores Inc. (The)[1]	705	49,484
Christopher & Banks Corp.	1,255	33,872
Circuit City Stores Inc.	6,628	178,823
Claire’s Stores Inc.	3,181	90,181
Coldwater Creek Inc.[1]	2,708	82,567
Copart Inc.[1]	2,274	65,787
Cost Plus Inc.[1]	780	9,321
Costco Wholesale Corp.	16,748	894,008
CVS Corp.	28,767	902,708
Darden Restaurants Inc.	4,921	206,190
Dick’s Sporting Goods Inc.[1]	1,217	60,558
Dillard’s Inc. Class A	2,323	70,085
Dollar General Corp.	10,527	147,694
Dollar Tree Stores Inc.[1]	3,897	121,158
Dress Barn Inc.[1]	1,404	30,495
Family Dollar Stores Inc.	5,366	158,029
Federated Department Stores Inc.	19,459	854,445
Foot Locker Inc.	5,368	124,484

28	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
Fred’s Inc.[2]	1,089	$14,244
GameStop Corp. Class A1	1,300	66,378
GameStop Corp. Class B1	919	45,720
Gap Inc. (The)	22,351	469,818
Genesco Inc.[1]	778	29,229
Group 1 Automotive Inc.	632	36,220
Guitar Center Inc.[1]	974	42,242
Home Depot Inc.	73,156	2,730,913
Hot Topic Inc.[1]	1,585	16,024
IHOP Corp.	775	40,432
Insight Enterprises Inc.[1]	1,582	33,997
Jack in the Box Inc.[1]	1,299	72,887
Kenneth Cole Productions Inc. Class A	321	8,163
Kohl’s Corp.[1]	10,854	766,292
Krispy Kreme Doughnuts Inc.[1,2]	2,163	23,252
Limited Brands Inc.	12,116	357,059
Lone Star Steakhouse & Saloon Inc.	642	17,527
Longs Drug Stores Corp.	1,060	45,622
Lowe’s Companies Inc.	55,340	1,667,948
McDonald’s Corp.	43,777	1,835,132
Men’s Wearhouse Inc. (The)	1,725	68,741
Michaels Stores Inc.	4,752	209,040
MSC Industrial Direct Co. Inc. Class A	1,568	64,163
99 Cents Only Stores[1]	1,760	21,102
Nordstrom Inc.	8,097	383,393
Nu Skin Enterprises Inc. Class A	1,911	36,538
Office Depot Inc.[1]	10,433	438,082
OfficeMax Inc.	2,323	110,528
O’Reilly Automotive Inc.[1]	3,988	128,773
OSI Restaurant Partners Inc.	2,367	78,750
P.F. Chang’s China Bistro Inc.[1,2]	997	41,695
Pacific Sunwear of California Inc.[1]	2,739	48,261
Panera Bread Co. Class A1	990	61,182
Pantry Inc. (The)[1]	616	33,621
Papa John’s International Inc.[1]	711	26,094
Payless ShoeSource Inc.[1]	2,385	63,799
Penney (J.C.) Co. Inc.	7,299	549,104
Pep Boys—Manny, Moe & Jack Inc.	1,533	21,738
PetSmart Inc.	5,065	145,771
Pier 1 Imports Inc.	2,629	17,194
RadioShack Corp.	4,863	86,756
Regis Corp.	1,600	60,080
Rite Aid Corp.[1]	18,034	84,399
Ross Stores Inc.	5,249	154,478
Ruby Tuesday Inc.[2]	1,916	53,169
Ryan’s Restaurant Group Inc.[1]	1,661	26,925
Saks Inc.	4,405	85,193
Sears Holdings Corp.[1]	3,504	611,343
Select Comfort Corp.[1]	1,453	31,065
Sonic Corp.[1]	3,170	72,118
Staples Inc.	25,766	664,505
Starbucks Corp.[1]	27,073	1,022,006
Stein Mart Inc.	955	15,633
Talbots Inc. (The)	768	21,535
Target Corp.	27,771	1,643,488
Tiffany & Co.	4,911	175,421
TJX Companies Inc.	16,788	486,013
Tractor Supply Co.[1]	1,232	59,653
Triarc Companies Inc. Class B	978	16,421
Tuesday Morning Corp.	1,164	19,206
Urban Outfitters Inc.[1]	4,058	71,015
Walgreen Co.	35,856	1,566,190
Wal-Mart Stores Inc.	91,284	4,498,476
Wendy’s International Inc.	4,108	142,137
Williams-Sonoma Inc.	3,338	113,525
World Fuel Services Corp.	827	35,578
Yum! Brands Inc.	9,950	591,627
Zale Corp.[1]	1,930	55,661

		30,881,280
SAVINGS & LOANS – 0.54%
Anchor BanCorp Wisconsin Inc.	788	22,884
Astoria Financial Corp.	3,586	104,030
Dime Community Bancshares Inc.	1,142	15,931
Downey Financial Corp.	788	54,277
First Niagara Financial Group Inc.	4,145	59,356
FirstFed Financial Corp.[1]	623	38,483
Harbor Florida Bancshares Inc.	774	35,147
Hudson City Bancorp Inc.	19,995	274,531
MAF Bancorp Inc.	1,249	53,819
New York Community Bancorp Inc.	8,896	145,450
NewAlliance Bancshares Inc.	3,737	57,849

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
People’s Bank	2,139	$87,057
PFF Bancorp Inc.	662	20,529
Provident Financial Services Inc.	2,465	45,208
Sovereign Bancorp Inc.	12,323	294,027
Washington Federal Inc.	3,150	73,206
Washington Mutual Inc.	34,343	1,452,709

		2,834,493
SEMICONDUCTORS – 2.85%
Actel Corp.[1]	936	15,341
Advanced Micro Devices Inc.[1]	18,466	392,772
Agere Systems Inc.[1]	6,303	107,025
Altera Corp.[1]	12,661	233,469
Amkor Technology Inc.[1]	3,912	27,032
Analog Devices Inc.	12,969	412,674
Applied Materials Inc.	56,263	978,414
Applied Micro Circuits Corp.[1]	11,050	33,703
Asyst Technologies Inc.[1]	1,282	9,525
Atmel Corp.[1]	15,947	91,695
ATMI Inc.[1]	1,279	40,532
Axcelis Technologies Inc.[1]	3,626	25,019
Broadcom Corp. Class A1	16,094	487,165
Brooks Automation Inc.[1]	2,641	37,502
Cabot Microelectronics Corp.[1]	942	26,894
Cirrus Logic Inc.[1]	2,688	18,977
Cohu Inc.	631	12,481
Conexant Systems Inc.[1]	16,797	32,418
Credence Systems Corp.[1]	3,027	9,747
Cree Inc.[1]	2,688	59,109
Cypress Semiconductor Corp.[1]	4,836	81,196
DSP Group Inc.[1]	949	20,612
Emulex Corp.[1]	3,003	56,456
Exar Corp.[1]	1,425	18,482
Fairchild Semiconductor International Inc. Class A1	4,213	67,871
FormFactor Inc.[1]	1,913	73,038
Freescale Semiconductor Inc. Class A1	4,944	194,645
Freescale Semiconductor Inc. Class B1	9,518	374,343
Integrated Device Technology Inc.[1]	7,254	114,976
Intel Corp.	205,864	4,393,138
International Rectifier Corp.[1]	2,435	87,587
Intersil Corp. Class A	5,611	131,578
KLA-Tencor Corp.	6,958	342,125
Kopin Corp.[1]	2,382	8,504
Kulicke & Soffa Industries Inc.[1]	1,727	15,508
Lam Research Corp.[1]	4,870	240,822
Lattice Semiconductor Corp.[1]	3,635	22,573
Linear Technology Corp.	10,925	339,986
LSI Logic Corp.[1]	13,419	134,861
LTX Corp.[1]	2,408	11,245
Marvell Technology Group Ltd.[1]	15,786	288,568
Maxim Integrated Products Inc.	11,533	346,105
MEMC Electronic Materials Inc.[1]	5,654	200,717
Micrel Inc.[1]	2,386	26,628
Microchip Technology Inc.	7,459	245,625
Micron Technology Inc.[1]	24,976	360,903
Microsemi Corp.[1]	2,244	43,982
Mindspeed Technologies Inc.[1]	3,126	5,470
National Semiconductor Corp.	11,957	290,436
Novellus Systems Inc.[1]	4,902	135,540
NVIDIA Corp.[1]	12,997	453,205
OmniVision Technologies Inc.[1]	1,844	30,278
Photronics Inc.[1]	1,513	21,167
PMC-Sierra Inc.[1]	7,438	49,314
QLogic Corp.[1]	5,453	112,223
Rambus Inc.[1]	3,377	55,923
Semtech Corp.[1]	2,569	33,474
Silicon Image Inc.[1]	2,669	31,574
Silicon Laboratories Inc.[1]	1,739	56,744
SiRF Technology Holdings Inc.[1]	1,337	37,596
Skyworks Solutions Inc.[1]	5,464	36,226
Teradyne Inc.[1]	6,959	97,565
Tessera Technologies Inc.[1]	1,411	49,258
Texas Instruments Inc.	54,685	1,650,393
Transmeta Corp.[1]	8,390	9,900
TriQuint Semiconductor Inc.[1]	4,419	19,886
Ultratech Inc.[1]	907	12,961
Varian Semiconductor Equipment Associates Inc.[1]	2,204	80,424
Veeco Instruments Inc.[1]	948	17,718
Xilinx Inc.	12,305	313,901
Zoran Corp.[1]	1,763	24,541

		14,919,285

30	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
SOFTWARE – 3.85%
Activision Inc.[1]	9,741	$150,206
Actuate Corp.[1]	2,209	11,531
Acxiom Corp.	2,522	62,420
Adobe Systems Inc.[1]	20,922	800,267
Advent Software Inc.[1]	853	31,578
ANSYS Inc.[1]	1,209	55,614
Autodesk Inc.[1]	8,117	298,300
Automatic Data Processing Inc.	20,350	1,006,104
Avid Technology Inc.[1]	1,513	54,650
BEA Systems Inc.[1]	14,831	241,300
BMC Software Inc.[1]	7,527	228,143
Borland Software Corp.[1]	2,850	15,732
CA Inc.	16,528	409,233
Cerner Corp.[1]	2,136	103,190
Citrix Systems Inc.[1]	6,228	183,913
Compuware Corp.[1]	11,872	95,451
CSG Systems International Inc.[1]	1,846	49,805
Dendrite International Inc.[1]	1,409	14,724
Dun & Bradstreet Corp.[1]	2,437	188,234
eFunds Corp.[1]	1,693	41,986
Electronic Arts Inc.[1]	10,632	562,326
Fair Isaac Corp.	2,408	88,205
Fidelity National Information Services Inc.	3,235	134,479
First Data Corp.	26,927	652,980
Fiserv Inc.[1]	6,527	322,434
Global Payments Inc.	2,806	122,650
Hyperion Solutions Corp.[1]	2,052	76,745
IMS Health Inc.	7,616	212,106
Informatica Corp.[1]	3,146	38,979
Inter-Tel Inc.	771	15,952
Intuit Inc.[1]	11,597	409,374
JDA Software Group Inc.[1]	1,147	16,872
Keane Inc.[1]	1,991	23,076
MasterCard Inc. Class A	2,219	164,428
Microsoft Corp.	313,979	9,014,337
MoneyGram International Inc.	2,932	100,304
NAVTEQ Corp.[1]	3,106	103,119
Novell Inc.[1]	13,419	80,514
Nuance Communications Inc.[1]	3,991	46,056
Oracle Corp.[1]	143,241	2,645,661
Packeteer Inc.[1]	1,103	12,365
Parametric Technology Corp.[1]	3,915	76,499
Paychex Inc.	11,892	469,496
Progress Software Corp.[1]	1,215	34,980
Quest Software Inc.[1]	1,883	27,737
Red Hat Inc.[1]	5,995	98,198
Salesforce.com Inc.[1]	2,825	110,232
SEI Investments Co.	2,477	139,406
Sybase Inc.[1]	3,220	78,407
Take-Two Interactive Software Inc.[1,2]	2,495	34,905
THQ Inc.[1]	2,122	63,809
Transaction Systems Architects Inc. Class A1	1,225	41,295
Trident Microsystems Inc.[1]	2,716	57,416
VeriFone Holdings Inc.[1]	956	27,925
Wind River Systems Inc.[1]	2,542	27,911

		20,173,559
TELECOMMUNICATIONS – 5.88%
Adaptec Inc.[1]	3,807	17,246
ADC Telecommunications Inc.[1]	4,110	58,814
ADTRAN Inc.	2,224	51,463
Aeroflex Inc.[1]	2,363	25,520
Alltel Corp.	13,649	727,628
Amdocs Ltd.[1]	6,650	257,754
American Tower Corp. Class A1	14,560	524,451
Anaren Inc.[1]	749	15,062
Andrew Corp.[1]	5,553	51,421
Anixter International Inc.[1]	1,218	72,788
Arris Group Inc.[1]	3,730	49,982
AT&T Inc.	137,769	4,718,588
Avaya Inc.[1]	16,399	210,071
BellSouth Corp.	64,722	2,918,962
Black Box Corp.	647	28,850
C-COR Inc.[1]	1,795	17,932
CenturyTel Inc.	4,231	170,255
Ciena Corp.[1]	2,852	67,050
Cincinnati Bell Inc.[1]	8,846	41,488
Cisco Systems Inc.[1]	217,972	5,259,664
Citizens Communications Co.	11,841	173,589

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares	Value
CommScope Inc.[1]	2,041	$65,128
Comverse Technology Inc.[1]	7,004	152,477
Corning Inc.[1]	54,447	1,112,352
Crown Castle International Corp.[1]	7,663	257,860
Dobson Communications Corp. Class A1	4,002	31,056
Embarq Corp.	5,199	251,372
Extreme Networks Inc.[1]	4,252	16,158
Finisar Corp.[1]	8,999	31,317
Foundry Networks Inc.[1]	4,039	51,134
Harmonic Inc.[1]	2,201	17,850
Harris Corp.	4,754	202,520
IDT Corp. Class B1	1,720	22,343
InterDigital Communications Corp.[1]	1,899	67,908
JDS Uniphase Corp.[1]	7,174	104,238
Juniper Networks Inc.[1]	19,433	334,636
Leap Wireless International Inc.[1]	1,458	80,861
Level 3 Communications Inc.[1]	33,781	178,701
Lucent Technologies Inc.[1]	156,123	379,379
Motorola Inc.	87,259	2,012,193
MRV Communications Inc.[1,2]	2,993	10,236
Newport Corp.[1]	1,417	30,636
NII Holdings Inc. Class B1	4,843	314,940
NTL Inc.	9,067	245,081
Plantronics Inc.	1,745	36,837
Polycom Inc.[1]	3,365	92,201
Powerwave Technologies Inc.[1]	4,086	26,600
QUALCOMM Inc.	58,819	2,140,423
Qwest Communications International Inc.[1]	53,788	464,190
RF Micro Devices Inc.[1]	6,979	50,947
SBA Communications Corp.[1]	3,205	85,606
Sonus Networks Inc.[1]	8,799	46,019
Sprint Nextel Corp.	101,664	1,900,100
Stratex Networks Inc.[1]	2,840	13,263
Sycamore Networks Inc.[1]	6,954	26,078
Tekelec[1]	2,182	32,185
Telephone & Data Systems Inc.	1,786	87,246
Telephone & Data Systems Inc. Special	1,786	83,049
Tellabs Inc.[1]	14,315	150,880
3Com Corp.[1]	13,600	66,096
UTStarcom Inc.[1]	3,692	39,763
Verizon Communications Inc.	102,888	3,806,856
Windstream Corp.	16,350	224,322

		30,801,615
TEXTILES – 0.07%
Cintas Corp.	5,062	209,567
G&K Services Inc. Class A	751	28,621
Mohawk Industries Inc.[1]	1,888	137,258

		375,446
TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.	5,650	146,448
JAKKS Pacific Inc.[1]	798	17,309
Marvel Entertainment Inc.[1]	2,830	71,741
Mattel Inc.	13,818	312,701

		548,199
TRANSPORTATION – 1.51%
Alexander & Baldwin Inc.	1,547	71,208
Arkansas Best Corp.	795	32,579
Bristow Group Inc.[1]	811	26,925
Burlington Northern Santa Fe Corp.	13,076	1,013,782
C.H. Robinson Worldwide Inc.	6,014	251,024
Con-way Inc.	1,863	87,878
CSX Corp.	15,524	553,741
EGL Inc.[1]	1,197	40,686
Expeditors International Washington Inc.	7,552	358,040
FedEx Corp.	10,022	1,147,920
Forward Air Corp.	977	31,723
General Maritime Corp.	1,274	46,552
Genesee & Wyoming Inc. Class A1	1,001	28,118
Hunt (J.B.) Transport Services Inc.	4,525	97,921
Kansas City Southern Industries Inc.[1]	2,698	76,596
Kirby Corp.[1]	1,622	56,819
Landstar System Inc.	2,164	100,496
Norfolk Southern Corp.	14,557	765,261
Old Dominion Freight Line Inc.[1]	678	18,753
OMI Corp.	2,487	55,510
Overseas Shipholding Group Inc.	1,014	63,426

32	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
Pacer International Inc.	999	$30,659
Ryder System Inc.	2,200	115,830
Saia Inc.[1]	484	12,971
Swift Transportation Co. Inc.[1]	1,718	43,208
Union Pacific Corp.	9,430	854,641
United Parcel Service Inc. Class B	23,370	1,760,930
UTi Worldwide Inc.	2,746	70,984
Werner Enterprises Inc.	2,160	39,636
YRC Worldwide Inc.[1]	2,108	81,664

		7,935,481
TRUCKING & LEASING – 0.01%
GATX Corp.	1,528	66,575

		66,575
WATER – 0.02%
Aqua America Inc.	4,561	110,604

		110,604

TOTAL COMMON STOCKS (Cost: $410,207,766)		523,346,047
SHORT-TERM INVESTMENTS – 0.49%
CERTIFICATES OF DEPOSIT[3]– 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$10,128	10,128
Societe Generale
5.33%, 12/08/06	14,473	14,473
Washington Mutual Bank
5.36%, 11/13/06	36,182	36,182
Wells Fargo Bank N.A.
4.78%, 12/05/06	11,578	11,578

		72,361
COMMERCIAL PAPER[3] – 0.06%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	21,606	21,223
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	21,709	21,709
ASAP Funding Ltd.
5.29%, 11/02/06[4]	3,618	3,618

Security	Principal	Value
Atlantis One Funding
5.30%, 11/14/06[4]	$19,858	$19,820
Beta Finance Inc.
5.27%, 01/25/07[4]	2,895	2,859
Bryant Park Funding LLC
5.28%, 12/14/06[4]	4,569	4,540
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	7,336	7,322
Cantabric Finance LLC
5.26%, 01/25/07[4]	5,789	5,717
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	16,643	16,619
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	10,854	10,587
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	8,684	8,652
Curzon Funding LLC
5.29%, 11/17/06[4]	14,473	14,439
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	16,675	16,473
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	14,473	14,462
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	13,170	12,977
Galleon Capital Corp.
5.27%, 12/18/06[4]	2,024	2,010
General Electric Capital Services Inc.
5.22%, 12/11/06	1,447	1,439
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	8,539	8,371
HBOS Treasury Services PLC
5.27%, 12/15/06	2,895	2,876
Landale Funding LLC
5.31%, 11/15/06[4]	11,289	11,265

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Principal	Value
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	$25,996	$25,978
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	9,335	9,316
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	18,814	18,458
Nestle Capital Corp.
5.19%, 08/09/07	8,684	8,332
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	22,865	22,865
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	7,711	7,621
Sedna Finance Inc.
5.22%, 04/17/07[4]	8,249	8,050
Sydney Capital Corp.
5.27%, 12/08/06[4]	345	343
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	7,236	7,155
Tulip Funding Corp.
5.29%, 11/15/06[4]	7,633	7,617

		322,713
MEDIUM-TERM NOTES[3] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	3,618	3,618
Cullinan Finance Corp.
5.71%, 06/28/07[4]	10,854	10,854
K2 USA LLC
5.39%, 06/04/07[4]	10,854	10,854
Marshall & Ilsley Bank
5.18%, 12/15/06	14,473	14,479
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	16,933	16,933
US Bank N.A.
2.85%, 11/15/06	2,895	2,892

		59,630

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	783,263	$783,263

		783,263
REPURCHASE AGREEMENTS[3] – 0.07%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $28,949 (collateralized by non-U.S. Government debt securities, value $29,823, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$28,945	28,945
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $20,265 (collateralized by U.S. Government obligations, value $20,674, 5.50%, 10/1/21 to 10/1/36).	20,262	20,262
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $21,712 (collateralized by non-U.S. Government debt securities, value $23,888, 0.31% to 6.00%, 7/25/36 to 11/25/46).	21,709	21,709
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,447 (collateralized by non-U.S. Government debt securities, value $1,491, 6.00% to 6.70%, 12/15/10 to 4/15/12).	1,447	1,447

34	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $50,661 (collateralized by non-U.S. Government debt securities, value $53,204, 4.11% to 9.32%, 4/15/10 to 5/15/36).	$50,654	$50,654
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $15,922 (collateralized by non-U.S. Government debt securities, value $17,841, 0.00% to 10.00%, 5/27/33 to 10/31/36).	15,920	15,920
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $8,685 (collateralized by non-U.S. Government debt securities, value $9,606, 0.00% to 10.00%, 5/27/33 to 10/31/36).	8,684	8,684
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $28,949 (collateralized by non-U.S. Government debt securities, value $30,402, 0.00% to 9.00%, 5/1/17 to 9/25/46).	28,945	28,945
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $25,331 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $25,970, 0.00% to 7.32%, 11/2/06 to 3/25/45).	25,327	25,327
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $21,712 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $22,123, 0.00% to 7.32%, 11/2/06 to 3/25/45).	21,709	21,709
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $8,685 (collateralized by non-U.S. Government debt securities, value $9,121, 0.00% to 10.00%, 1/1/10).	8,684	8,684
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $7,237 (collateralized by non-U.S. Government debt securities, value $7,601, 5.26% to 5.35%, 7/1/24 to 6/1/46).	7,236	7,236
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $3,619 (collateralized by non-U.S. Government debt securities, value $3,801, 6.25% to 7.63%, 9/15/13 to 6/1/16).	3,618	3,618
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $28,949 (collateralized by non-U.S. Government debt securities, value $29,824, 3.50% to 10.13%, 5/15/07 to 7/1/26).	28,945	28,945

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $14,475 (collateralized by non-U.S. Government debt securities, value $15,954, 5.50% to 10.39%, 6/17/08 to 6/25/36).	$14,473	$14,473
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $19,541 (collateralized by non-U.S. Government debt securities, value $20,670, 0.00% to 10.00%, 11/1/06 to 10/31/36).	19,538	19,538
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $10,466 (collateralized by non-U.S. Government debt securities, value $10,868, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	10,131	10,131
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $37,635 (collateralized by non-U.S. Government debt securities, value $39,523, 3.86% to 8.17%, 11/18/08 to 7/15/45).	37,629	37,629

		353,856
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	1,495	1,495

		1,495
VARIABLE & FLOATING RATE NOTES[3] – 0.19%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	37,050	37,053
American Express Bank
5.29%, 02/28/07	14,473	14,472
American Express Centurion Bank
5.41%, 07/19/07	15,920	15,933
American Express Credit Corp.
5.42%, 07/05/07	4,342	4,344
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	2,611	2,611
ASIF Global Financing
5.51%, 05/03/07[4]	1,447	1,448
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	9,407	9,407
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	20,985	20,986
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	36,905	36,906
BMW US Capital LLC
5.32%, 10/15/07[4]	14,473	14,473
BNP Paribas
5.36%, 05/18/07[4]	26,774	26,774
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	10,565	10,565
CC USA Inc.
5.37%, 07/30/07[4]	7,236	7,237
Commodore CDO Ltd.
5.47%, 06/12/07[4]	3,618	3,618
Credit Agricole SA
5.34%, 07/23/07	14,473	14,473
Credit Suisse First Boston NY
5.38%, 04/24/07	7,236	7,237
Cullinan Finance Corp.
5.36%, 04/25/07[4]	3,618	3,618
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	3,618	3,618
DEPFA Bank PLC
5.43%, 09/14/07	14,473	14,473

36	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Principal	Value
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	$16,643	$16,644
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	14,473	14,473
Fifth Third Bancorp
5.30%, 11/23/07[4]	28,945	28,945
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	14,473	14,471
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	15,196	15,200
Granite Master Issuer PLC
5.29%, 08/20/07[4]	50,654	50,654
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	11,578	11,579
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	21,709	21,712
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	14,473	14,473
Holmes Financing PLC
5.29%, 07/16/07[4]	25,327	25,327
JP Morgan Chase & Co.
5.29%, 08/02/07	10,854	10,854
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	10,854	10,854
Kestrel Funding LLC
5.30%, 07/11/07[4]	5,789	5,789
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	8,684	8,684
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	15,084	15,084
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	15,920	15,919
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	5,731	5,731
Marshall & Ilsley Bank
5.30%, 10/15/07	7,960	7,960
Master Funding LLC
5.35%, 04/25/07[4]	13,025	13,025
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	21,709	21,709
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	1,447	1,447
Monumental Global Funding II
5.38%, 12/27/06[4]	2,895	2,895
Mound Financing PLC
5.29%, 05/08/07[4]	13,604	13,604
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	52,101	52,101
National City Bank of Indiana
5.37%, 05/21/07	7,236	7,237
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	47,760	47,770
Newcastle Ltd.
5.34%, 04/24/07[4]	5,102	5,101
Northern Rock PLC
5.36%, 08/03/07[4]	17,367	17,367
Northlake CDO I
5.46%, 09/06/07[4]	4,342	4,342
Principal Life Global Funding I
5.82%, 02/08/07	6,513	6,521
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	20,985	20,985
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	14,473	14,473
Strips III LLC
5.37%, 07/24/07[4]	3,327	3,327
SunTrust Bank
5.29%, 05/01/07	14,473	14,473
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	35,313	35,311

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2006

Security	Principal	Value
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	$20,262	$20,262
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	19,394	19,394
Wachovia Bank N.A.
5.36%, 05/22/07	28,945	28,945
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	10,854	10,860
Wells Fargo & Co.
5.33%, 11/15/07[4]	7,236	7,237
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	10,854	10,855
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	43,418	43,410
Wind Master Trust
5.31%, 07/25/07[4]	5,789	5,789

		972,039

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,565,357)		2,565,357

TOTAL INVESTMENTS IN SECURITIES – 100.33% (Cost: $412,773,123)		525,911,404
Other Assets, Less Liabilities – (0.33)%		(1,748,225)

NET ASSETS – 100.00%		$524,163,179

NVS – Non-Voting Shares

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

38	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.92%
ELECTRIC – 0.01%
OGE Energy Corp.	2,968	$114,505

		114,505
OIL & GAS – 80.45%
Anadarko Petroleum Corp.	415,758	19,299,485
Apache Corp.	274,693	17,942,947
Atwood Oceanics Inc.[1]	1,499	69,254
Cabot Oil & Gas Corp.	43,675	2,310,844
Cheniere Energy Inc.[1,2]	44,846	1,180,347
Chesapeake Energy Corp.	203,918	6,615,100
Chevron Corp.	2,107,881	141,649,603
Cimarex Energy Co.	25,089	903,706
ConocoPhillips	659,742	39,742,858
Denbury Resources Inc.[1]	47,439	1,363,397
Devon Energy Corp.	361,920	24,190,733
Diamond Offshore Drilling Inc.	64,177	4,442,974
ENSCO International Inc.	87,955	4,307,156
EOG Resources Inc.	230,298	15,321,726
Exxon Mobil Corp.	2,778,056	198,408,760
Forest Oil Corp.[1]	24,518	800,268
GlobalSantaFe Corp.	127,375	6,610,762
Helmerich & Payne Inc.	90,810	2,174,899
Hess Corp.	235,397	9,980,833
Holly Corp.	2,126	101,113
Houston Exploration Co.[1]	14,079	762,519
Marathon Oil Corp.	242,735	20,972,304
Mariner Energy Inc.[1]	63,802	1,264,556
Murphy Oil Corp.	186,030	8,773,175
Nabors Industries Ltd.[1]	227,726	7,032,179
Newfield Exploration Co.[1]	84,924	3,464,050
Noble Corp.	96,231	6,745,793
Noble Energy Inc.	115,162	5,600,328
Occidental Petroleum Corp.	770,078	36,147,461
Patterson-UTI Energy Inc.	93,083	2,159,526
Penn Virginia Corp.	4,679	334,782
Pioneer Natural Resources Co.	116,374	4,739,913
Plains Exploration & Production Co.[1]	23,742	1,004,049
Pride International Inc.[1]	51,017	1,408,579
Quicksilver Resources Inc.[1,2]	28,708	984,110
Range Resources Corp.	64,687	1,756,252
Rowan Companies Inc.	39,430	1,316,173
Southwestern Energy Co.[1]	91,498	3,255,499
Stone Energy Corp.[1]	18,218	709,955
Sunoco Inc.	99,890	6,605,726
Tesoro Corp.	15,121	966,837
TODCO[1]	31,157	1,063,388
Transocean Inc.[1]	227,046	16,469,917
Unit Corp.[1]	7,882	365,646
Valero Energy Corp.	394,861	20,663,076
Whiting Petroleum Corp.[1]	1,707	76,149
XTO Energy Inc.	165,498	7,722,137

		659,780,844
OIL & GAS SERVICES – 16.52%
Baker Hughes Inc.	320,862	22,155,521
BJ Services Co.	222,516	6,711,083
Cameron International Corp.[1]	68,339	3,423,784
Core Laboratories NV1	9,297	677,658
FMC Technologies Inc.[1]	16,772	1,013,867
Global Industries Ltd.[1]	1,274	21,148
Grant Prideco Inc.[1]	74,541	2,815,414
Halliburton Co.	625,950	20,249,483
Hanover Compressor Co.[1,2]	42,733	791,415
Hydril Co.[1]	1,218	73,141
Lone StarTechnologies Inc.[1]	18,852	910,175
National Oilwell Varco Inc.[1]	99,720	6,023,088
Oceaneering International Inc.[1]	6,562	236,166
Schlumberger Ltd.	823,702	51,959,122
SEACOR Holdings Inc.[1]	6,325	565,961
Smith International Inc.	135,573	5,352,422
Superior Energy Services Inc.[1]	18,524	579,801
Tetra Technologies Inc.[1]	17,392	450,453
Tidewater Inc.	31,867	1,584,746
Universal Compression Holdings Inc.[1]	1,631	98,284
Veritas DGC Inc.[1]	20,170	1,452,442
Weatherford International Ltd.[1]	202,260	8,308,841

		135,454,015
PIPELINES – 2.94%
El Paso Corp.	238,762	3,271,039
Kinder Morgan Inc.	99,279	10,434,223
Williams Companies Inc.	425,006	10,382,897

		24,088,159

TOTAL COMMON STOCKS (Cost: $753,921,492)		819,437,523

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
SHORT-TERM INVESTMENTS – 0.33%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$11,063	$11,063
Societe Generale
5.33%, 12/08/06	15,812	15,812
Washington Mutual Bank
5.36%, 11/13/06	39,529	39,529
Wells Fargo Bank N.A.
4.78%, 12/05/06	12,649	12,649

		79,053
COMMERCIAL PAPER[3] – 0.04%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	23,605	23,187
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	23,717	23,717
ASAP Funding Ltd.
5.29%, 11/02/06[4]	3,953	3,952
Atlantis One Funding
5.30%, 11/14/06[4]	21,695	21,653
Beta Finance Inc.
5.27%, 01/25/07[4]	3,162	3,123
Bryant Park Funding LLC
5.28%, 12/14/06[4]	4,992	4,960
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	8,015	8,000
Cantabric Finance LLC
5.26%, 01/25/07[4]	6,325	6,246
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	18,183	18,157
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	11,859	11,567
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	9,487	9,453
Curzon Funding LLC
5.29%, 11/17/06[4]	15,812	15,774
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	18,217	17,997
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	15,812	15,800
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	14,388	14,178
Galleon Capital Corp.
5.27%, 12/18/06[4]	2,211	2,196
General Electric Capital Services Inc.
5.22%, 12/11/06	1,581	1,572
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	9,329	9,145
HBOS Treasury Services PLC
5.27%, 12/15/06	3,162	3,142
Landale Funding LLC
5.31%, 11/15/06[4]	12,333	12,308
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	28,401	28,381
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	10,198	10,177
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	20,555	20,165
Nestle Capital Corp.
5.19%, 08/09/07	9,487	9,103
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	24,980	24,980
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	8,424	8,326
Sedna Finance Inc.
5.22%, 04/17/07[4]	9,013	8,794
Sydney Capital Corp.
5.27%, 12/08/06[4]	377	375
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	7,906	7,816
Tulip Funding Corp.
5.29%, 11/15/06[4]	8,339	8,322

		352,566
MEDIUM-TERM NOTES[3] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	3,953	3,953

40	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
Cullinan Finance Corp.
5.71%, 06/28/07[4]	$11,859	$11,859
K2 USA LLC
5.39%, 06/04/07[4]	11,859	11,859
Marshall & Ilsley Bank
5.18%, 12/15/06	15,812	15,818
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	18,499	18,499
US Bank N.A.
2.85%, 11/15/06	3,162	3,160

		65,148
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	752,913	752,913

		752,913
REPURCHASE AGREEMENTS[3] – 0.05%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $31,628 (collateralized by non-U.S. Government debt securities, value $32,582, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$31,623	31,623
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $22,139 (collateralized by U.S. Government obligations, value $22,586, 5.50%, 10/1/21 to 10/1/36).	22,136	22,136
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $23,721 (collateralized by non-U.S. Government debt securities, value $26,098, 0.31% to 6.00%, 7/25/36 to 11/25/46).	23,717	23,717

Security	Principal	Value
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,581 (collateralized by non-U.S. Government debt securities, value $1,629, 6.00% to 6.70%, 12/15/10 to 4/15/12).	$1,581	$1,581
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $55,349 (collateralized by non-U.S. Government debt securities, value $58,126, 4.11% to 9.32%, 4/15/10 to 5/15/36).	55,340	55,340
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $17,396 (collateralized by non-U.S. Government debt securities, value $19,491, 0.00% to 10.00%, 5/27/33 to 10/31/36).	17,393	17,393
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $9,488 (collateralized by non-U.S. Government debt securities, value $10,495, 0.00% to 10.00%, 5/27/33 to 10/31/36).	9,487	9,487
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $31,628 (collateralized by non-U.S. Government debt securities, value $33,215, 0.00% to 9.00%, 5/1/17 to 9/25/46).	31,623	31,623

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $27,674 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $28,372, 0.00% to 7.32%, 11/2/06 to 3/25/45).	$27,670	$27,670
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $23,721 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $24,169, 0.00% to 7.32%, 11/2/06 to 3/25/45).	23,718	23,718
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $9,488 (collateralized by non-U.S. Government debt securities, value $9,964, 0.00% to 10.00%, 1/1/10).	9,487	9,487
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $7,907 (collateralized by non-U.S. Government debt securities, value $8,304, 5.26% to 5.35%, 7/1/24 to 6/1/46).	7,906	7,906
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $3,954 (collateralized by non-U.S. Government debt securities, value $4,153, 6.25% to 7.63%, 9/15/13 to 6/1/16).	3,953	3,953
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $31,628 (collateralized by non-U.S. Government debt securities, value $32,583, 3.50% to 10.13%, 5/15/07 to 7/1/26).	31,623	31,623
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $15,814 (collateralized by non-U.S. Government debt securities, value $17,430, 5.50% to 10.39%, 6/17/08 to 6/25/36).	15,812	15,812
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $21,349 (collateralized by non-U.S. Government debt securities, value $22,582, 0.00% to 10.00%, 11/1/06 to 10/31/36).	21,346	21,346
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $11,434 (collateralized by non-U.S. Government debt securities, value $11,874, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	11,068	11,068
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $41,116 (collateralized by non-U.S. Government debt securities, value $43,179, 3.86% to 8.17%, 11/18/08 to 7/15/45).	41,110	41,110

		386,593

42	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	$1,634	$1,634

		1,634
VARIABLE & FLOATING RATE NOTES[3] – 0.13%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	40,477	40,482
American Express Bank
5.29%, 02/28/07	15,812	15,812
American Express Centurion Bank
5.41%, 07/19/07	17,393	17,407
American Express Credit Corp.
5.42%, 07/05/07	4,743	4,746
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	2,853	2,853
ASIF Global Financing
5.51%, 05/03/07[4]	1,581	1,582
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	10,277	10,277
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	22,927	22,927
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	40,319	40,321
BMW US Capital LLC
5.32%, 10/15/07[4]	15,812	15,812
BNP Paribas
5.36%, 05/18/07[4]	29,251	29,251
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	11,542	11,542
CC USA Inc.
5.37%, 07/30/07[4]	7,906	7,907
Commodore CDO Ltd.
5.47%, 06/12/07[4]	3,953	3,953
Credit Agricole SA
5.34%, 07/23/07	15,812	15,812
Credit Suisse First Boston NY
5.38%, 04/24/07	7,906	7,906
Cullinan Finance Corp.
5.36%, 04/25/07[4]	3,953	3,953
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	3,953	3,953
DEPFA Bank PLC
5.43%, 09/14/07	15,812	15,812
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	18,183	18,184
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	15,812	15,812
Fifth Third Bancorp
5.30%, 11/23/07[4]	31,623	31,623
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	15,811	15,811
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	16,602	16,605
Granite Master Issuer PLC
5.29%, 08/20/07[4]	55,340	55,340
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	12,649	12,651
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	23,717	23,721
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	15,812	15,812
Holmes Financing PLC
5.29%, 07/16/07[4]	27,670	27,670
JP Morgan Chase & Co.
5.29%, 08/02/07	11,859	11,859
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	11,859	11,858
Kestrel Funding LLC
5.30%, 07/11/07[4]	6,325	6,324
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	9,487	9,487

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	$16,479	$16,480
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	17,393	17,392
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	6,261	6,261
Marshall & Ilsley Bank
5.30%, 10/15/07	8,696	8,696
Master Funding LLC
5.35%, 04/25/07[4]	14,230	14,230
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	23,717	23,717
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	1,581	1,581
Monumental Global Funding II
5.38%, 12/27/06[4]	3,162	3,162
Mound Financing PLC
5.29%, 05/08/07[4]	14,863	14,863
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	56,921	56,921
National City Bank of Indiana
5.37%, 05/21/07	7,906	7,906
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	52,178	52,189
Newcastle Ltd.
5.34%, 04/24/07[4]	5,574	5,573
Northern Rock PLC
5.36%, 08/03/07[4]	18,974	18,974
Northlake CDO I
5.46%, 09/06/07[4]	4,743	4,743
Principal Life Global Funding I
5.82%, 02/08/07	7,115	7,124
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	22,927	22,927
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	15,812	15,812
Strips III LLC
5.37%, 07/24/07[4]	3,634	3,634
SunTrust Bank
5.29%, 05/01/07	15,812	15,812
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	38,580	38,577
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	22,136	22,137
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	21,188	21,188
Wachovia Bank N.A.
5.36%, 05/22/07	31,623	31,623
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	11,859	11,864
Wells Fargo & Co.
5.33%, 11/15/07[4]	7,906	7,906
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	11,859	11,859
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	47,435	47,426
Wind Master Trust
5.31%, 07/25/07[4]	6,325	6,325

		1,061,967

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,699,874)		2,699,874

TOTAL INVESTMENTS IN SECURITIES – 100.25% (Cost: $756,621,366)		822,137,397
Other Assets, Less Liabilities – (0.25)%		(2,017,491)

NET ASSETS – 100.00%		$820,119,906

[1]	Non-income earning security.

44	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2006

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.92%
AGRICULTURE – 0.08%
Delta & Pine Land Co.	27,318	$1,106,652

		1,106,652
BIOTECHNOLOGY – 12.84%
Affymetrix Inc.[1]	49,824	1,270,512
Alexion Pharmaceuticals Inc.[1]	23,399	874,187
Amgen Inc.[1]	894,852	67,928,215
Applera Corp. - Celera Genomics Group[1]	57,625	894,340
Biogen Idec Inc.[1]	259,818	12,367,337
Bio-Rad Laboratories Inc. Class A1	13,411	984,636
Celgene Corp.[1]	266,321	14,232,194
Cell Genesys Inc.[1]	35,360	154,877
Charles River Laboratories International Inc.[1]	52,941	2,272,228
Enzo Biochem Inc.[1]	25,585	365,866
Enzon Pharmaceuticals Inc.[1]	36,428	311,824
Genentech Inc.[1]	352,132	29,332,596
Genzyme Corp.[1]	196,540	13,268,415
Human Genome Sciences Inc.[1]	100,741	1,344,892
ICOS Corp.[1]	45,570	1,445,480
Incyte Corp.[1]	69,352	330,116
InterMune Inc.[1,2]	20,033	442,729
Invitrogen Corp.[1]	39,650	2,300,097
MedImmune Inc.[1]	177,432	5,684,921
Millennium Pharmaceuticals Inc.[1]	241,686	2,827,726
Millipore Corp.[1]	39,437	2,544,870
Myriad Genetics Inc.[1]	28,355	762,466
NektarTherapeutics[1,2]	65,503	945,208
PDL BioPharma Inc.[1]	84,976	1,795,543
Regeneron Pharmaceuticals Inc.[1]	36,539	732,607
Savient Pharmaceuticals Inc.[1]	45,649	347,389
Telik Inc.[1,2]	40,037	758,701
Vertex Pharmaceuticals Inc.[1]	84,768	3,441,581

		169,961,553
COMMERCIAL SERVICES – 0.25%
Albany Molecular Research Inc.[1]	15,776	187,892
PAREXEL International Corp.[1]	20,685	612,276
Pharmaceutical Product Development Inc.	78,196	2,474,903

		3,275,071
DISTRIBUTION & WHOLESALE – 0.07%
Owens & Minor Inc.	29,327	924,094

		924,094
ELECTRONICS – 1.79%
Applera Corp. - Applied Biosystems Group	138,478	5,165,229
FisherScientific International Inc.[1]	94,452	8,086,980
Molecular Devices Corp.[1]	13,073	263,290
Thermo Electron Corp.[1]	120,714	5,175,009
Varian Inc.[1]	23,665	1,109,652
Waters Corp.[1]	79,792	3,973,642

		23,773,802
HEALTH CARE – PRODUCTS – 27.32%
Advanced Medical Optics Inc.[1]	45,992	1,878,773
Alcon Inc.	59,583	6,320,565
American Medical Systems Holdings Inc.[1]	50,815	905,015
ArthroCare Corp.[1,2]	18,840	761,324
Bard (C.R.) Inc.	79,151	6,487,216
Bausch & Lomb Inc.	39,737	2,127,519
Baxter International Inc.	500,086	22,988,953
Beckman Coulter Inc.	47,164	2,715,232
Becton, Dickinson & Co.	175,134	12,264,634
Biomet Inc.	173,750	6,574,700
Biosite Inc.[1]	12,684	582,576
Boston Scientific Corp.[1]	1,028,979	16,371,056
Cooper Companies Inc.	33,508	1,931,066
Cyberonics Inc.[1]	17,479	315,146
Cytyc Corp.[1]	85,909	2,269,716
Dade Behring Holdings Inc.	66,589	2,425,837
Datascope Corp.	9,394	336,963
DENTSPLY International Inc.	110,043	3,442,145
Edwards Lifesciences Corp.[1]	45,230	1,941,724
Gen-Probe Inc.[1]	38,393	1,837,873
Haemonetics Corp.[1]	19,359	882,770
Henry Schein Inc.[1]	67,930	3,375,442
Hillenbrand Industries Inc.	44,531	2,613,079
Hologic Inc.[1]	39,915	1,921,907
IDEXX Laboratories Inc.[1]	24,130	2,007,857
Immucor Inc.[1]	49,752	1,369,673
Intuitive Surgical Inc.[1]	27,275	2,705,135
Invacare Corp.	23,964	523,134

46	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
Johnson & Johnson	2,255,621	$152,028,855
Kinetic Concepts Inc.[1]	39,360	1,368,154
Kyphon Inc.[1]	32,411	1,280,235
Medtronic Inc.	877,381	42,710,907
Mentor Corp.	31,642	1,480,846
Patterson Companies Inc.[1]	96,537	3,171,240
PolyMedica Corp.	18,069	750,767
PSS World Medical Inc.[1]	49,304	991,997
ResMed Inc.[1]	56,166	2,470,742
Respironics Inc.[1]	54,296	1,917,735
St. Jude Medical Inc.[1]	268,753	9,231,666
Steris Corp.	51,435	1,253,471
Stryker Corp.	211,323	11,050,080
TECHNE Corp.[1]	27,529	1,538,321
Varian Medical Systems Inc.[1]	98,709	5,415,176
Ventana Medical Systems Inc.[1]	24,764	1,000,218
Viasys Healthcare Inc.[1]	23,076	661,127
Zimmer Holdings Inc.[1]	187,928	13,532,695

		361,731,262
HEALTH CARE – SERVICES – 14.07%
Aetna Inc.	416,574	17,171,180
AMERIGROUP Corp.[1]	38,557	1,155,168
Apria Healthcare Group Inc.[1]	30,223	703,894
Centene Corp.[1]	32,644	770,072
Community Health Systems Inc.[1]	72,962	2,367,617
Covance Inc.[1]	47,741	2,792,849
Coventry Health Care Inc.[1]	122,317	5,742,783
DaVita Inc.[1]	79,073	4,398,831
HCA Inc.	293,073	14,806,048
Health Management Associates Inc. Class A	182,889	3,602,913
Health Net Inc.[1]	87,090	3,615,106
Healthways Inc.[1]	26,338	1,115,414
Humana Inc.[1]	123,843	7,430,580
Laboratory Corp. of America Holdings[1]	94,921	6,501,139
LifePoint Hospitals Inc.[1]	39,525	1,403,137
Lincare Holdings Inc.[1]	72,402	2,429,811
Magellan Health Services Inc.[1]	27,121	1,183,560
Manor Care Inc.	53,456	2,565,353
Odyssey Healthcare Inc.[1]	26,516	351,337
Pediatrix Medical Group Inc.[1]	36,220	1,627,365
Psychiatric Solutions Inc.[1]	39,351	1,306,453
Quest Diagnostics Inc.	116,226	5,781,081
Sierra Health Services Inc.[1]	38,910	1,332,278
Sunrise Senior Living Inc.[1]	31,843	993,820
Tenet Healthcare Corp.[1]	352,624	2,489,525
Triad Hospitals Inc.[1]	67,498	2,499,451
United Surgical Partners International Inc.[1]	32,392	803,969
UnitedHealth Group Inc.	1,022,422	49,873,745
Universal Health Services Inc. Class B	39,048	2,067,592
Wellcare Health Plans Inc.[1]	25,520	1,499,300
WellPoint Inc.[1]	470,626	35,918,176

		186,299,547
INSURANCE – 0.75%
CIGNA Corp.	84,504	9,885,278

		9,885,278
INTERNET – 0.02%
eResearch Technology Inc.[1,2]	29,540	242,819

		242,819
PHARMACEUTICALS – 42.73%
Abbott Laboratories	1,167,752	55,479,898
Abraxis BioScience Inc.[1]	17,381	458,858
Alkermes Inc.[1]	76,305	1,281,924
Allergan Inc.	116,756	13,485,318
Alpharma Inc. Class A	31,577	696,904
Amylin Pharmaceuticals Inc.[1,2]	86,356	3,796,210
Barr Pharmaceuticals Inc.[1]	76,750	4,019,398
BioMarin Pharmaceutical Inc.[1]	64,511	1,034,111
Bristol-Myers Squibb Co.	1,483,711	36,721,847
Caremark Rx Inc.	336,346	16,558,314
Cephalon Inc.[1]	44,984	3,156,977
Cubist Pharmaceuticals Inc.[1]	40,418	900,109
CVTherapeutics Inc.[1]	41,076	531,934
Endo Pharmaceuticals Holdings Inc.[1]	98,419	2,808,878
Express Scripts Inc.[1]	88,900	5,664,708
Forest Laboratories Inc.[1]	240,894	11,789,352
Gilead Sciences Inc.[1]	344,988	23,769,673
Hospira Inc.[1]	119,116	4,329,867
ImClone Systems Inc.[1]	51,252	1,603,675
King Pharmaceuticals Inc.[1]	182,916	3,060,185

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
Lilly (Eli) & Co.	734,133	$41,118,789
Medarex Inc.[1]	88,688	1,145,849
Medco Health Solutions Inc.[1]	223,690	11,967,415
Medicines Co. (The)[1]	36,175	939,103
Medicis Pharmaceutical Corp. Class A	41,782	1,464,041
Merck & Co. Inc.	1,651,319	75,002,909
MGI Pharma Inc.[1]	59,915	1,140,182
Mylan Laboratories Inc.	157,145	3,221,473
Nabi Biopharmaceuticals[1]	48,460	318,867
Neurocrine Biosciences Inc.[1]	27,813	321,240
Noven Pharmaceuticals Inc.[1]	17,478	388,186
NPS Pharmaceuticals Inc.[1]	32,916	155,364
Onyx Pharmaceuticals Inc.[1]	29,607	556,019
OSI Pharmaceuticals Inc.[1]	44,103	1,688,263
Par Pharmaceutical Companies Inc.[1]	24,918	485,652
Perrigo Co.	68,956	1,233,623
Pfizer Inc.	5,558,148	148,124,644
Schering-Plough Corp.	1,120,348	24,804,505
Sepracor Inc.[1]	83,520	4,322,995
Taro Pharmaceutical Industries Ltd.[1,2]	17,574	183,473
United Therapeutics Inc.[1]	17,233	1,031,395
Valeant Pharmaceuticals International	70,628	1,319,331
Watson Pharmaceuticals Inc.[1]	72,678	1,955,765
Wyeth	1,012,683	51,677,214

		565,714,437

TOTAL COMMON STOCKS (Cost: $1,311,146,243)		1,322,914,515
SHORT-TERM INVESTMENTS – 0.30%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$18,111	18,111
Societe Generale
5.33%, 12/08/06	25,874	25,874
Washington Mutual Bank
5.36%, 11/13/06	64,684	64,684

Security	Principal	Value
Wells Fargo Bank N.A.
4.78%, 12/05/06	$20,699	$20,699

		129,368
COMMERCIAL PAPER[3] – 0.04%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	38,627	37,943
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	38,811	38,811
ASAP Funding Ltd.
5.29%, 11/02/06[4]	6,468	6,467
Atlantis One Funding
5.30%, 11/14/06[4]	35,501	35,433
Beta Finance Inc.
5.27%, 01/25/07[4]	5,175	5,110
Bryant Park Funding LLC
5.28%, 12/14/06[4]	8,168	8,117
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	13,116	13,091
Cantabric Finance LLC
5.26%, 01/25/07[4]	10,349	10,221
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	29,755	29,712
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	19,405	18,927
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	15,524	15,468
Curzon Funding LLC
5.29%, 11/17/06[4]	25,874	25,813
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	29,810	29,450
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	25,874	25,855
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	23,545	23,202
Galleon Capital Corp.
5.27%, 12/18/06[4]	3,618	3,593

48	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
General Electric Capital Services Inc.
5.22%, 12/11/06	$2,587	$2,572
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	15,265	14,965
HBOS Treasury Services PLC
5.27%, 12/15/06	5,175	5,141
Landale Funding LLC
5.31%, 11/15/06[4]	20,182	20,140
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	46,475	46,442
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	16,689	16,654
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	33,636	32,997
Nestle Capital Corp.
5.19%, 08/09/07	15,524	14,895
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	40,877	40,877
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	13,786	13,625
Sedna Finance Inc.
5.22%, 04/17/07[4]	14,748	14,391
Sydney Capital Corp.
5.27%, 12/08/06[4]	617	614
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	12,937	12,791
Tulip Funding Corp.
5.29%, 11/15/06[4]	13,646	13,618

		576,935
MEDIUM-TERM NOTES[3] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	6,468	6,468
Cullinan Finance Corp.
5.71%, 06/28/07[4]	19,405	19,405

Security	Shares or Principal	Value
K2 USA LLC
5.39%, 06/04/07[4]	$19,405	$19,405
Marshall & llsley Bank
5.18%, 12/15/06	25,874	25,884
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	30,272	30,272
US Bank N.A.
2.85%, 11/15/06	5,175	5,171

		106,605
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	832,542	832,542

		832,542
REPURCHASE AGREEMENTS[3] – 0.05%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $51,755 (collateralized by non-U.S. Government debt securities, value $53,317, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$51,747	51,747
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $36,228 (collateralized by U.S. Government obligations, value $36,960, 5.50%, 10/1/21 to 10/1/36).	36,223	36,223
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $38,817 (collateralized by non-U.S. Government debt securities, value $42,706, 0.31% to 6.00%, 7/25/36 to 11/25/46).	38,811	38,811

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $2,587 (collateralized by non-U.S. Government debt securities, value $2,666, 6.00% to 6.70%, 12/15/10 to 4/15/12).	$2,587	$2,587
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $90,572 (collateralized by non-U.S. Government debt securities, value $95,117, 4.11% to 9.32%, 4/15/10 to 5/15/36).	90,558	90,558
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $28,465 (collateralized by non-U.S. Government debt securities, value $31,895 0.00% to 10.00%, 5/27/33 to 10/31/36).	28,461	28,461
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $15,526 (collateralized by non-U.S. Government debt securities, value $17,174, 0.00% to 10.00%, 5/27/33 to 10/31/36).	15,524	15,524
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $51,755 (collateralized by non-U.S. Government debt securities, value $54,353, 0.00% to 9.00%, 5/1/17 to 9/25/46).	51,747	51,747
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $45,286 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $46,428, 0.00% to 7.32%, 11/2/06 to 3/25/45).	45,279	45,279
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $38,817 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $39,550, 0.00% to 7.32%, 11/2/06 to 3/25/45).	38,811	38,811
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $15,526 (collateralized by non-U.S. Government debt securities, value $16,306, 0.00% to 10.00%, 1/1/10).	15,524	15,524
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $12,939 (collateralized by non-U.S. Government debt securities, value $13,589, 5.26% to 5.35%, 7/1/24 to 6/1/46).	12,937	12,937
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $6,469 (collateralized by non-U.S. Government debt securities, value $6,795, 6.25% to 7.63%, 9/15/13 to 6/1/16).	6,468	6,468

50	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $51,755 (collateralized by non-U.S. Government debt securities, value $53,318, 3.50% to 10.13%, 5/15/07 to 7/1/26).	$51,747	$51,747
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $25,878 (collateralized by non-U.S. Government debt securities, value $28,523, 5.50% to 10.39%, 6/17/08 to 6/25/36).	25,874	25,874
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $34,935 (collateralized by non-U.S. Government debt securities, value $36,953, 0.00% to 10.00%, 11/1/06 to 10/31/36).	34,930	34,930
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $18,711 (collateralized by non-U.S. Government debt securities, value $19,430, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	18,112	18,112
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $67,282 (collateralized by non-U.S. Government debt securities, value $70,658, 3.86% to 8.17%, 11/18/08 to 7/15/45).	67,272	67,272

		632,612
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	2,674	2,674

		2,674
VARIABLE & FLOATING RATE NOTES[3] – 0.13%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	66,237	66,244
American Express Bank
5.29%, 02/28/07	25,874	25,874
American Express Centurion Bank
5.41%, 07/19/07	28,461	28,485
American Express Credit Corp.
5.42%, 07/05/07	7,762	7,766
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	4,668	4,668
ASIF Global Financing
5.51%, 05/03/07[4]	2,587	2,588
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	16,818	16,818
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	35,517	35,519
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	65,978	65,980
BMW US Capital LLC
5.32%, 10/15/07[4]	25,874	25,874
BNP Paribas
5.36%, 05/18/07[4]	47,866	47,866
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	18,888	18,888
CC USA Inc.
5.37%, 07/30/07[4]	12,937	12,938
Commodore CDO Ltd.
5.47%, 06/12/07[4]	6,468	6,468
Credit Agricole SA
5.34%, 07/23/07	25,874	25,874

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Credit Suisse First Boston NY
5.38%, 04/24/07	$12,937	$12,937
Cullinan Finance Corp.
5.36%, 04/25/07[4]	6,468	6,468
DaimlerChryslerAuto Trust Series
2006-C Class A1 5.33%, 10/08/07[4]	6,468	6,468
DEPFA Bank PLC
5.43%, 09/14/07	25,874	25,874
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	29,761	29,762
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	25,874	25,874
Fifth Third Bancorp
5.30%, 11/23/07[4]	51,747	51,747
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	25,874	25,872
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	27,167	27,172
Granite Master Issuer PLC
5.29%, 08/20/07[4]	90,558	90,558
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	20,699	20,701
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	38,811	38,816
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	25,874	25,874
Holmes Financing PLC
5.29%, 07/16/07[4]	45,279	45,279
JP Morgan Chase & Co.
5.29%, 08/02/07	19,405	19,405
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	19,405	19,405
Kestrel Funding LLC
5.30%, 07/11/07[4]	10,349	10,349
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	15,524	15,524
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	26,967	26,967
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	28,461	28,460
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	10,246	10,246
Marshall & Ilsley Bank
5.30%, 10/15/07	14,231	14,231
Master Funding LLC
5.35%, 04/25/07[4]	23,286	23,286
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	38,811	38,811
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	2,587	2,587
Monumental Global Funding II
5.38%, 12/27/06[4]	5,175	5,175
Mound Financing PLC
5.29%, 05/08/07[4]	24,321	24,321
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	93,145	93,143
National City Bank of Indiana
5.37%, 05/21/07	12,937	12,937
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	85,383	85,400
Newcastle Ltd.
5.34%, 04/24/07[4]	9,120	9,119
Northern Rock PLC
5.36%, 08/03/07[4]	31,048	31,049
Northlake CDO I
5.46%, 09/06/07[4]	7,762	7,762
Principal Life Global Funding I
5.82%, 02/08/07	11,643	11,658
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	37,517	37,517

52	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	$25,874	$25,874
Strips III LLC
5.37%, 07/24/07[4]	5,947	5,947
SunTrust Bank
5.29%, 05/01/07	25,874	25,874
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	63,132	63,127
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	36,223	36,223
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	34,672	34,672
Wachovia Bank N.A.
5.36%, 05/22/07	51,747	51,747
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	19,405	19,414
Wells Fargo & Co.
5.33%, 11/15/07[4]	12,937	12,938
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	19,405	19,406
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	77,621	77,609
Wind MasterTrust
5.31%, 07/25/07[4]	10,349	10,349

		1,737,784

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,018,520)		4,018,520

TOTAL INVESTMENTS IN SECURITIES – 100.22% (Cost: $1,315,164,763)		1,326,933,035
Other Assets, Less Liabilities – (0.22)%		(2,942,307)

NET ASSETS – 100.00%		$1,323,990,728

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.94%
COMPUTERS – 26.39%
Agilysys Inc.	9,618	$142,635
Apple Computer Inc.[1]	267,313	21,673,738
Brocade Communications Systems Inc.[1]	85,570	693,973
CACI International Inc. Class A1	9,462	544,443
Cadence Design Systems Inc.[1]	88,958	1,588,790
CIBER Inc.[1]	16,803	115,101
Cognizant Technology Solutions Corp.[1]	44,124	3,321,655
Computer Sciences Corp.[1]	55,258	2,920,385
Dell Inc.[1]	632,479	15,388,214
Diebold Inc.	22,089	964,848
DST Systems Inc.[1]	17,935	1,108,204
Electronic Data Systems Corp.	163,813	4,149,383
Electronics For Imaging Inc.[1]	17,205	406,726
EMC Corp.[1]	727,769	8,915,170
Gateway Inc.[1]	72,353	121,553
Henry (Jack) & Associates Inc.	26,110	568,937
Hewlett-Packard Co.	879,188	34,059,743
Hutchinson Technology Inc.[1]	8,310	192,376
Imation Corp.	10,769	492,897
Intergraph Corp.[1]	8,845	386,438
International Business Machines Corp.	479,807	44,300,580
Komag Inc.[1]	9,210	352,283
Kronos Inc.[1]	9,966	337,847
Lexmark International Inc.[1]	33,676	2,141,457
McDATA Corp. Class A1	36,933	209,410
Mentor Graphics Corp.[1]	24,803	418,427
Mercury Computer Systems Inc.[1]	6,559	80,807
MICROS Systems Inc.[1]	11,864	589,404
msystems Ltd.[1]	10,356	377,890
NCR Corp.[1]	58,021	2,409,032
Network Appliance Inc.[1]	118,423	4,322,440
Palm Inc.[1]	28,861	443,016
Perot Systems Corp. Class A1	26,385	389,179
Quantum Corp.[1]	61,312	133,660
RadiSys Corp.[1]	6,393	117,184
SanDisk Corp.[1]	60,933	2,930,877
Seagate Technology	167,834	3,789,692
Silicon Storage Technology Inc.[1]	28,759	120,500
SRA International Inc. Class A1	12,300	394,215
Sun Microsystems Inc.[1]	1,105,429	6,002,479
Synopsys Inc.[1]	45,498	1,024,160
Unisys Corp.[1]	106,198	694,535
Western Digital Corp.[1]	68,188	1,246,477

		170,580,760
DISTRIBUTION & WHOLESALE – 0.54%
Brightpoint Inc.[1]	14,232	172,207
CDW Corp.	18,731	1,230,065
Ingram Micro Inc. Class A1	44,143	909,787
Tech Data Corp.[1]	17,734	697,833
United Stationers Inc.[1]	10,157	484,997

		3,494,889
ELECTRICAL COMPONENTS & EQUIPMENT – 0.27%
American Power Conversion Corp.	57,358	1,733,932

		1,733,932
ELECTRONICS – 0.09%
Cymer Inc.[1]	12,000	555,960

		555,960
ENGINEERING & CONSTRUCTION – 0.04%
Dycom Industries Inc.[1]	12,695	295,920

		295,920
ENTERTAINMENT – 0.07%
Macrovision Corp.[1]	15,984	425,334

		425,334
HOME FURNISHINGS – 0.01%
Audiovox Corp. Class A1	5,870	77,014

		77,014
INTERNET – 9.75%
Agile Software Corp.[1]	15,485	104,369
Akamai Technologies Inc.[1,2]	48,091	2,253,544
Ariba Inc.[1]	22,626	170,826
Avocent Corp.[1]	15,411	565,738
Check Point Software Technologies Ltd.[1]	56,421	1,169,043
Digital River Inc.[1]	12,206	706,117
EarthLink Inc.[1]	40,419	283,741

54	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
Equinix Inc.[1]	7,380	$504,792
F5 Networks Inc.[1]	12,646	837,039
Google Inc. Class A1	69,016	32,878,532
InfoSpace Inc.[1]	9,334	188,640
Interwoven Inc.[1]	12,102	153,937
j2 Global Communications Inc.[1]	14,781	405,591
McAfee Inc.[1]	49,294	1,426,075
Openwave Systems Inc.[1]	28,894	249,355
RealNetworks Inc.[1]	35,577	390,635
Redback Networks Inc.[1]	17,003	268,987
S1 Corp.[1]	22,011	108,734
SonicWALL Inc.[1]	19,062	200,151
Symantec Corp.[1]	313,681	6,223,431
TIBCO Software Inc.[1]	64,578	597,347
United Online Inc.	19,922	269,345
VeriSign Inc.[1]	78,466	1,622,677
Vignette Corp.[1]	9,213	150,172
webMethods Inc.[1]	16,588	124,742
Websense Inc.[1]	14,658	401,189
Yahoo! Inc.[1]	409,186	10,777,959

		63,032,708
MACHINERY – 0.06%
Intermec Inc.[1]	15,075	340,695
Presstek Inc.[1]	8,830	54,305

		395,000
OFFICE & BUSINESS EQUIPMENT – 1.34%
IKON Office Solutions Inc.	30,666	457,230
Pitney Bowes Inc.	70,287	3,283,106
Xerox Corp.[1]	287,993	4,895,881

		8,636,217
RETAIL – 0.05%
Insight Enterprises Inc.[1]	15,132	325,187

		325,187
SEMICONDUCTORS – 20.51%
Actel Corp.[1]	8,005	131,202
Advanced Micro Devices Inc.[1]	168,855	3,591,546
Agere Systems Inc.[1]	55,808	947,620
Altera Corp.[1]	114,300	2,107,692
Amkor Technology Inc.[1]	33,714	232,964
Analog Devices Inc.	115,230	3,666,619
Applied Materials Inc.	494,935	8,606,920
Applied Micro Circuits Corp.[1]	95,670	291,794
Asyst Technologies Inc.[1]	14,662	108,939
Atmel Corp.[1]	140,541	808,111
ATMI Inc.[1]	11,596	367,477
Axcelis Technologies Inc.[1]	31,117	214,707
Broadcom Corp. Class A1	147,520	4,465,430
Brooks Automation Inc.[1]	23,514	333,899
Cabot Microelectronics Corp.[1]	7,742	221,034
Cirrus Logic Inc.[1]	23,797	168,007
Cohu Inc.	6,259	123,803
Conexant Systems Inc.[1]	157,457	303,892
Credence Systems Corp.[1]	27,919	89,899
Cree Inc.[1]	23,788	523,098
Cypress Semiconductor Corp.[1,2]	43,264	726,403
DSP Group Inc.[1]	8,984	195,132
Emulex Corp.[1]	25,811	485,247
Exar Corp.[1]	10,780	139,817
Fairchild Semiconductor International Inc. Class A1	37,490	603,964
FormFactor Inc.[1]	12,737	486,299
Freescale Semiconductor Inc. Class A1	44,160	1,738,579
Freescale Semiconductor Inc. Class B1	85,069	3,345,764
Integrated Device Technology Inc.[1]	62,852	996,204
Intel Corp.	1,833,576	39,128,512
International Rectifier Corp.[1]	22,164	797,239
Intersil Corp. Class A	46,075	1,080,459
KLA-Tencor Corp.	62,872	3,091,416
Kopin Corp.[1]	21,424	76,484
Kulicke & Soffa Industries Inc.[1]	16,761	150,514
Lam Research Corp.[1]	43,758	2,163,833
Lattice Semiconductor Corp.[1]	33,739	209,519
Linear Technology Corp.	96,479	3,002,426
LSI Logic Corp.[1]	124,031	1,246,512
LTX Corp.[1]	19,512	91,121
Marvell Technology Group Ltd.[1]	143,369	2,620,785
Maxim Integrated Products Inc.	101,389	3,042,684
MEMC Electronic Materials Inc.[1]	54,312	1,928,076
Micrel Inc.[1]	19,654	219,339
Microchip Technology Inc.	66,278	2,182,535
Micron Technology Inc.[1]	226,398	3,271,451

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
Microsemi Corp.[1]	20,330	$398,468
Mindspeed Technologies Inc.[1]	33,444	58,527
National Semiconductor Corp.	104,313	2,533,763
Novellus Systems Inc.[1]	41,377	1,144,074
NVIDIA Corp.[1]	111,680	3,894,282
OmniVision Technologies Inc.[1,2]	17,133	281,324
Photronics Inc.[1]	12,193	170,580
PMC-Sierra Inc.[1]	64,937	430,532
QLogic Corp.[1]	50,637	1,042,109
Rambus Inc.[1]	30,976	512,963
Semtech Corp.[1]	22,897	298,348
Silicon Image Inc.[1]	25,289	299,169
Silicon Laboratories Inc.[1]	16,143	526,746
SiRF Technology Holdings Inc.[1,2]	13,775	387,353
Skyworks Solutions Inc.[1]	49,902	330,850
Teradyne Inc.[1]	61,568	863,183
Tessera Technologies Inc.[1]	14,055	490,660
Texas Instruments Inc.	483,534	14,593,056
Transmeta Corp.[1]	64,451	76,052
TriQuint Semiconductor Inc.[1]	45,522	204,849
Ultratech Inc.[1]	6,792	97,058
Varian Semiconductor Equipment Associates Inc.[1]	17,984	656,236
Xilinx Inc.	108,834	2,776,355
Zoran Corp.[1]	15,042	209,385

		132,600,889
SOFTWARE – 21.41%
Actuate Corp.[1]	19,639	102,516
Adobe Systems Inc.[1]	183,875	7,033,219
Advent Software Inc.[1]	7,197	266,433
ANSYS Inc.[1]	10,108	464,968
Autodesk Inc.[1]	72,497	2,664,265
BEA Systems Inc.[1]	125,045	2,034,482
BMC Software Inc.[1]	66,510	2,015,918
Borland Software Corp.[1]	23,534	129,908
CA Inc.	145,135	3,593,543
Cerner Corp.[1]	19,124	923,880
Citrix Systems Inc.[1]	56,475	1,667,707
Compuware Corp.[1]	115,449	928,210
CSG Systems International Inc.[1]	14,806	399,466
Dendrite International Inc.[1]	11,879	124,136
Fair Isaac Corp.	21,102	772,966
Hyperion Solutions Corp.[1]	18,638	697,061
Informatica Corp.[1]	27,208	337,107
Inter-Tel Inc.	6,292	130,181
Intuit Inc.[1]	100,361	3,542,743
JDA Software Group Inc.[1]	9,184	135,097
Keane Inc.[1]	16,327	189,230
Microsoft Corp.	2,795,297	80,252,977
Novell Inc.[1]	113,259	679,554
Nuance Communications Inc.[1]	43,490	501,875
Oracle Corp.[1]	1,268,949	23,437,488
Packeteer Inc.[1]	10,671	119,622
Parametric Technology Corp.[1]	34,798	679,953
Progress Software Corp.[1]	12,068	347,438
Quest Software Inc.[1]	16,836	247,994
Red Hat Inc.[1]	59,299	971,318
Salesforce.com Inc.[1]	25,523	995,907
Sybase Inc.[1]	28,120	684,722
Transaction Systems Architects Inc. Class A1	11,643	392,486
Trident Microsystems Inc.[1]	17,287	365,447
VeriFone Holdings Inc.[1]	11,182	326,626
Wind River Systems Inc.[1]	25,127	275,894

		138,432,337
TELECOMMUNICATIONS – 19.41%
Adaptec Inc.[1]	35,331	160,049
ADC Telecommunications Inc.[1]	36,295	519,381
ADTRAN Inc.	21,140	489,180
Amdocs Ltd.[1]	59,032	2,288,080
American Tower Corp. Class A1	133,194	4,797,648
Andrew Corp.[1]	49,956	462,593
Arris Group Inc.[1]	33,332	446,649
Avaya Inc.[1]	147,537	1,889,949
C-COR Inc.[1]	15,090	150,749
Ciena Corp.[1]	26,034	612,059
Cisco Systems Inc.[1]	1,938,835	46,784,089
Comverse Technology Inc.[1]	63,126	1,374,253
Corning Inc.[1]	487,464	9,958,890
Crown Castle International Corp.[1]	65,099	2,190,581
Extreme Networks Inc.[1]	34,244	130,127
Finisar Corp.[1]	80,135	278,870
Foundry Networks Inc.[1]	39,367	498,386
Harmonic Inc.[1]	22,337	181,153

56	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
Harris Corp.	41,876	$1,783,918
InterDigital Communications Corp.[1]	17,215	615,608
JDS Uniphase Corp.[1]	66,029	959,401
Juniper Networks Inc.[1]	176,634	3,041,637
Lucent Technologies Inc.[1]	1,397,086	3,394,919
Motorola Inc.	772,403	17,811,613
MRV Communications Inc.[1,2]	35,488	121,369
Plantronics Inc.	14,964	315,890
Polycom Inc.[1]	27,933	765,364
QUALCOMM Inc.	520,697	18,948,164
RF Micro Devices Inc.[1]	59,282	432,759
SBA Communications Corp.[1]	27,721	740,428
Sonus Networks Inc.[1]	79,443	415,487
Stratex Networks Inc.[1]	25,174	117,563
Sycamore Networks Inc.[1]	58,136	218,010
Tekelec[1]	20,379	300,590
Tellabs Inc.[1]	128,811	1,357,668
3Com Corp.[1]	121,554	590,752
UTStarcom Inc.[1]	31,861	343,143

		125,486,969

TOTAL COMMON STOCKS (Cost: $621,271,897)		646,073,116
SHORT-TERM INVESTMENTS – 0.48%
CERTIFICATES OF DEPOSIT[3] – 0.02%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$17,573	17,573
Societe Generale
5.33%, 12/08/06	25,093	25,093
Washington Mutual Bank
5.36%, 11/13/06	62,733	62,733
Wells Fargo Bank N.A.
4.78%, 12/05/06	20,074	20,074

		125,473
COMMERCIAL PAPER[3] – 0.09%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	37,461	36,797
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	37,640	37,640

Security	Principal	Value
ASAP Funding Ltd.
5.29%, 11/02/06[4]	$6,273	$6,272
Atlantis One Funding
5.30%, 11/14/06[4]	34,430	34,364
Beta Finance Inc.
5.27%, 01/25/07[4]	5,019	4,956
Bryant Park Funding LLC
5.28%, 12/14/06[4]	7,922	7,872
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	12,720	12,696
Cantabric Finance LLC
5.26%, 01/25/07[4]	10,037	9,913
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	28,857	28,815
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	18,820	18,356
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	15,056	15,002
Curzon Funding LLC
5.29%, 11/17/06[4]	25,093	25,034
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	28,911	28,561
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	25,093	25,075
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	22,835	22,501
Galleon Capital Corp.
5.27%, 12/18/06[4]	3,509	3,484
General Electric Capital Services Inc.
5.22%, 12/11/06	2,509	2,495
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	14,805	14,513
HBOS Treasury Services PLC
5.27%, 12/15/06	5,019	4,986
Landale Funding LLC
5.31%, 11/15/06[4]	19,573	19,532

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	$45,073	$45,042
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	16,185	16,152
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	32,621	32,002
Nestle Capital Corp.
5.19%, 08/09/07	15,056	14,446
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	39,644	39,643
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	13,370	13,214
Sedna Finance Inc.
5.22%, 04/17/07[4]	14,303	13,957
Sydney Capital Corp.
5.27%, 12/08/06[4]	598	595
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	12,547	12,405
Tulip Funding Corp.
5.29%, 11/15/06[4]	13,235	13,207

		559,527
MEDIUM-TERM NOTES[3] – 0.02%
Bank of America N.A.
5.28%, 04/20/07	6,273	6,273
Cullinan Finance Corp.
5.71%, 06/28/07[4]	18,820	18,820
K2 USA LLC
5.39%, 06/04/07[4]	18,820	18,820
Marshall & Ilsley Bank
5.18%, 12/15/06	25,093	25,104
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	29,359	29,359
US Bank N.A.
2.85%, 11/15/06	5,019	5,015

		103,391
REPURCHASE AGREEMENTS[3] – 0.09%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $50,193 (collateralized by non-U.S. Government debt securities, value $51,709, 4.70% to 8.75%, 7/30/10 to 11/15/25).	50,186	50,186
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $35,135 (collateralized by U.S. Government obligations, value $35,845, 5.50%, 10/1/21 to 10/1/36).	35,130	35,130
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $37,646 (collateralized by non-U.S. Government debt securities, value $41,418, 0.31% to 6.00%, 7/25/36 to 11/25/46).	37,640	37,640
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $2,509 (collateralized by non-U.S. Government debt securities, value $2,585, 6.00% to 6.70%, 12/15/10 to 4/15/12).	2,509	2,509
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $87,839 (collateralized by non-U.S. Government debt securities, value $92,247, 4.11% to 9.32%, 4/15/10 to 5/15/36).	87,826	87,826

58	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $27,606 (collateralized by non-U.S. Government debt securities, value $30,933, 0.00% to 10.00%, 5/27/33 to 10/31/36).	$27,602	$27,602
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $15,058 (collateralized by non-U.S. Government debt securities, value $16,656, 0.00% to 10.00%, 5/27/33 to 10/31/36).	15,056	15,056
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $50,193 (collateralized by non-U.S. Government debt securities, value $52,713, 0.00% to 9.00%, 5/1/17 to 9/25/46).	50,186	50,186
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $43,920 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $45,027, 0.00% to 7.32%, 11/2/06 to 3/25/45).	43,913	43,913
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $37,646 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $38,356, 0.00% to 7.32%, 11/2/06 to 3/25/45).	37,640	37,640
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $15,058 (collateralized by non-U.S. Government debt securities, value $15,814, 0.00% to 10.00%, 1/1/10).	15,056	15,056
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $12,549 (collateralized by non-U.S. Government debt securities, value $13,179, 5.26% to 5.35%, 7/1/24 to 6/1/46).	12,547	12,547
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $6,274 (collateralized by non-U.S. Government debt securities, value $6,590, 6.25% to 7.63%, 9/15/13 to 6/1/16).	6,273	6,273
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $50,193 (collateralized by non-U.S. Government debt securities, value $51,709, 3.50% to 10.13%, 5/15/07 to 7/1/26).	50,186	50,186
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $25,097 (collateralized by non-U.S. Government debt securities, value $27,662, 5.50% to 10.39%, 6/17/08 to 6/25/36).	25,093	25,093

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $33,881 (collateralized by non-U.S. Government debt securities, value $35,838, 0.00% to 10.00%, 11/1/06 to 10/31/36).	$33,876	$33,876
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $18,146 (collateralized by non-U.S. Government debt securities, value $18,844, 0.00% to 10.00%, 11/1/06 to 10/31/36).[5]	17,565	17,565
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $65,252 (collateralized by non-U.S. Government debt securities, value $68,527, 3.86% to 8.17%, 11/18/08 to 7/15/45).	65,242	65,242

		613,526
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	2,593	2,593

		2,593
VARIABLE & FLOATING RATE NOTES[3] – 0.26%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	64,238	64,245
American Express Bank
5.29%, 02/28/07	25,093	25,093
American Express Centurion Bank
5.41%, 07/19/07	27,602	27,625
American Express Credit Corp.
5.42%, 07/05/07	7,528	7,531
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	4,527	4,527
ASIF Global Financing
5.51%, 05/03/07[4]	2,509	2,510
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	16,311	16,311
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	36,385	36,386
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	63,987	63,990
BMW US Capital LLC
5.32%, 10/15/07[4]	25,093	25,093
BNP Paribas
5.36%, 05/18/07[4]	46,422	46,422
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	18,318	18,317
CC USA Inc.
5.37%, 07/30/07[4]	12,547	12,548
Commodore CDO Ltd.
5.47%, 06/12/07[4]	6,273	6,273
Credit Agricole SA
5.34%, 07/23/07	25,093	25,093
Credit Suisse First Boston NY
5.38%, 04/24/07	12,547	12,547
Cullinan Finance Corp.
5.36%, 04/25/07[4]	6,273	6,273
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	6,273	6,273
DEPFA Bank PLC
5.43%, 09/14/07	25,093	25,093
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	28,857	28,859
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	25,093	25,093
Fifth Third Bancorp
5.30%, 11/23/07[4]	50,186	50,186
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	25,093	25,092

60	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	$26,348	$26,353
Granite Master Issuer PLC
5.29%, 08/20/07[4]	87,826	87,826
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	20,074	20,077
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	37,640	37,644
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	25,093	25,093
Holmes Financing PLC
5.29%, 07/16/07[4]	43,913	43,913
JP Morgan Chase & Co.
5.29%, 08/02/07	18,820	18,820
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	18,820	18,820
Kestrel Funding LLC
5.30%, 07/11/07[4]	10,037	10,036
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	15,056	15,056
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	26,153	26,153
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	27,602	27,601
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	9,937	9,937
Marshall & Ilsley Bank
5.30%, 10/15/07	13,801	13,801
Master Funding LLC
5.35%, 04/25/07[4]	22,584	22,584
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	37,640	37,640
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,5]	2,509	2,509
Monumental Global Funding II
5.38%, 12/27/06[4]	5,019	5,019
Mound Financing PLC
5.29%, 05/08/07[4]	23,588	23,588
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	90,335	90,334
National City Bank of Indiana
5.37%, 05/21/07	12,547	12,547
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	82,807	82,823
Newcastle Ltd.
5.34%, 04/24/07[4]	8,845	8,844
Northern Rock PLC
5.36%, 08/03/07[4]	30,112	30,112
Northlake CDO I
5.46%, 09/06/07[4]	7,528	7,528
Principal Life Global Funding I
5.82%, 02/08/07	11,292	11,306
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	36,385	36,384
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	25,093	25,093
Strips III LLC
5.37%, 07/24/07[4]	5,768	5,768
SunTrust Bank
5.29%, 05/01/07	25,093	25,094
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	61,227	61,222
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	35,130	35,130
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	33,626	33,626
Wachovia Bank N.A.
5.36%, 05/22/07	50,186	50,186
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	18,820	18,829

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Wells Fargo & Co.
5.33%, 11/15/07[4]	$12,547	$12,547
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	18,820	18,819
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	75,279	75,267
Wind MasterTrust
5.31%, 07/25/07[4]	10,037	10,037

		1,685,346

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,089,856)		3,089,856

TOTAL INVESTMENTS IN SECURITIES – 100.42% (Cost: $624,361,753)		649,162,972
Other Assets, Less Liabilities – (0.42)%		(2,707,926)

NET ASSETS – 100.00%		$646,455,046

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

62	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
COMMON STOCKS – 99.93%
HOLDING COMPANIES – DIVERSIFIED – 2.37%
Leucadia National Corp.	759,114	$20,017,836

		20,017,836
TELECOMMUNICATIONS – 97.56%
Alltel Corp.	754,120	40,202,137
American Tower Corp. Class A1	272,607	9,819,304
AT&T Inc.	5,508,050	188,650,713
BCE Inc.	1,040,319	29,420,221
BellSouth Corp.	910,831	41,078,478
CenturyTel Inc.	870,307	35,021,154
Cincinnati Bell Inc.[1]	1,565,167	7,340,633
Citizens Communications Co.	1,689,881	24,773,655
Crown Castle International Corp.[1,2]	191,608	6,447,609
Dobson Communications Corp. Class A1	271,420	2,106,219
Embarq Corp.	457,322	22,111,519
IDT Corp.[1]	157,135	2,027,042
IDT Corp. Class B1,2	508,241	6,602,051
Leap Wireless International Inc.[1]	132,803	7,365,254
Level 3 Communications Inc.[1,2]	1,480,807	7,833,469
NII Holdings Inc. Class B1,2	581,238	37,797,907
NTL Inc.	750,196	20,277,798
Qwest Communications International Inc.[1,2]	4,070,735	35,130,443
Sprint Nextel Corp.	3,621,935	67,693,965
Telephone & Data Systems Inc.	424,785	20,750,747
Telephone & Data Systems Inc. Special	408,195	18,981,068
United States Cellular Corp.[1]	340,392	21,584,257
Verizon Communications Inc.	4,378,987	162,022,519
Windstream Corp.	692,459	9,500,538

		824,538,700

TOTAL COMMON STOCKS (Cost: $772,227,729)		844,556,536
SHORT-TERM INVESTMENTS – 9.22%
CERTIFICATES OF DEPOSIT[3] – 0.37%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$434,717	434,717

Security	Principal	Value
Societe Generale
5.33%, 12/08/06	$621,025	$621,025
Washington Mutual Bank
5.36%, 11/13/06	1,552,562	1,552,562
Wells Fargo Bank N.A.
4.78%, 12/05/06	496,820	496,820

		3,105,124
COMMERCIAL PAPER[3] – 1.64%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	927,121	910,712
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	931,537	931,537
ASAP Funding Ltd.
5.29%, 11/02/06[4]	155,256	155,233
Atlantis One Funding
5.30%, 11/14/06[4]	852,095	850,465
Beta Finance Inc.
5.27%, 01/25/07[4]	124,205	122,661
Bryant Park Funding LLC
5.28%, 12/14/06[4]	196,057	194,821
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	314,810	314,207
Cantabric Finance LLC
5.26%, 01/25/07[4]	248,410	245,325
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	714,178	713,136
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	465,768	454,288
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	372,615	371,285
Curzon Funding LLC
5.29%, 11/17/06[4]	621,025	619,565
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	715,514	706,859
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	621,025	620,568

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	$565,132	$556,882
Galleon Capital Corp.
5.27%, 12/18/06[4]	86,832	86,234
General Electric Capital Services Inc.
5.22%, 12/11/06	62,102	61,742
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	366,405	359,188
HBOS Treasury Services PLC
5.27%, 12/15/06	124,205	123,406
Landale Funding LLC
5.31%, 11/15/06[4]	484,399	483,400
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	1,115,497	1,114,720
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	400,561	399,737
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	807,332	792,015
Nestle Capital Corp.
5.19%, 08/09/07	372,615	357,520
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	981,132	981,132
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	330,882	327,033
Sedna Finance Inc.
5.22%, 04/17/07[4]	353,984	345,412
Sydney Capital Corp.
5.27%, 12/08/06[4]	14,811	14,731
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	310,512	307,006
Tulip Funding Corp.
5.29%, 11/15/06[4]	327,541	326,867

		13,847,687
MEDIUM-TERM NOTES[3] – 0.30%
Bank of America N.A.
5.28%, 04/20/07	155,256	155,256

Security	Shares or Principal	Value
Cullinan Finance Corp.
5.71%, 06/28/07[4]	$465,768	$465,768
K2 USA LLC
5.39%, 06/04/07[4]	465,768	465,768
Marshall& Ilsley Bank
5.18%, 12/15/06	621,025	621,282
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	726,599	726,599
US Bank N.A.
2.85%, 11/15/06	124,205	124,117

		2,558,790
MONEY MARKET FUNDS – 0.17%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	1,420,428	1,420,428

		1,420,428
REPURCHASE AGREEMENTS[3] – 1.80%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,242,234 (collateralized by non-U.S. Government debt securities, value $1,279,728, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$1,242,049	1,242,049
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $869,565 (collateralized by U.S. Government obligations, value $887,112, 5.50%, 10/1/21 to 10/1/36).	869,434	869,434
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $931,676 (collateralized by non-U.S. Government debt securities, value $1,025,034, 0.31% to 6.00%, 7/25/36 to 11/25/46).	931,537	931,537

64	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $62,111 (collateralized by non-U.S. Government debt securities, value $63,986, 6.00% to 6.70%, 12/15/10 to 4/15/12).	$62,102	$62,102
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $2,173,910 (collateralized by non-U.S. Government debt securities, value $2,283,009, 4.11% to 9.32%, 4/15/10 to 5/15/36).	2,173,586	2,173,586
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $683,230 (collateralized by non-U.S. Government debt securities, value $765,547, 0.00% to 10.00%, 5/27/33 to 10/31/36).	683,127	683,127
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $372,672 (collateralized by non-U.S. Government debt securities, value $412,217, 0.00% to 10.00%, 5/27/33 to 10/31/36).	372,615	372,615
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $1,242,234 (collateralized by non-U.S. Government debt securities, value $1,304,577, 0.00% to 9.00%, 5/1/17 to 9/25/46).	1,242,049	1,242,049
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $1,086,955 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,114,377, 0.00% to 7.32%, 11/2/06 to 3/25/45).	1,086,793	1,086,793
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $931,675 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $949,284, 0.00% to 7.32%, 11/2/06 to 3/25/45).	931,537	931,537
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $372,672 (collateralized by non-U.S. Government debt securities, value $391,373, 0.00% to 10.00%, 1/1/10).	372,615	372,615
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $310,558 (collateralized by non-U.S. Government debt securities, value $326,168, 5.26% to 5.35%, 7/1/24 to 6/1/46).	310,512	310,512
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $155,279 (collateralized by non-U.S. Government debt 6.25% to 7.63%, 9/15/13 to 6/1/16).	155,256	155,256

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,242,234 (collateralized by non-U.S. Government debt securities, value $1,279,746, 3.50% to 10.13%, 5/15/07 to 7/1/26).	$1,242,049	$1,242,049
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $621,117 (collateralized by non-U.S. Government debt securities, value $684,602, 5.50% to 10.39%, 6/17/08 to 6/25/36).	621,025	621,025
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $838,510 (collateralized by non-U.S. Government debt securities, value $886,949, 0.00% to 10.00%, 11/1/06 to 10/31/36).	838,383	838,383
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $449,089 (collateralized by non-U.S. Government debt 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	434,717	434,717
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $1,614,905 (collateralized by non-U.S. Government debt securities, value $1,695,950, 3.86% to 8.17%, 11/18/08 to 7/15/45).	1,614,664	1,614,664

		15,184,050
TIME DEPOSITS[3] – 0.01%
SunTrust Bank
5.34%, 11/01/06	64,170	64,170

		64,170
VARIABLE & FLOATING RATE NOTES[3] – 4.93%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	1,589,823	1,590,005
American Express Bank
5.29%, 02/28/07	621,025	621,023
American Express Centurion Bank
5.41%, 07/19/07	683,127	683,691
American Express Credit Corp.
5.42%, 07/05/07	186,307	186,391
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	112,045	112,045
ASIF Global Financing
5.51%, 05/03/07[4]	62,102	62,120
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	403,666	403,666
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	900,486	900,516
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	1,583,613	1,583,677
BMW US Capital LLC
5.32%, 10/15/07[4]	621,025	621,025
BNP Paribas
5.36%, 05/18/07[4]	1,148,896	1,148,896
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	453,348	453,348
CC USA Inc.
5.37%, 07/30/07[4]	310,512	310,545
Commodore CDO Ltd.
5.47%, 06/12/07[4]	155,256	155,256
Credit Agricole SA
5.34%, 07/23/07	621,025	621,025

66	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Credit Suisse First Boston NY
5.38%, 04/24/07	$310,512	$310,522
Cullinan Finance Corp.
5.36%, 04/25/07[4]	155,256	155,256
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	155,256	155,256
DEPFA Bank PLC
5.43%, 09/14/07	621,025	621,025
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	714,178	714,214
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	621,025	621,025
Fifth Third Bancorp
5.30%, 11/23/07[4]	1,242,049	1,242,049
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	621,025	620,986
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	652,076	652,199
Granite Master Issuer PLC
5.29%, 08/20/07[4]	2,173,586	2,173,586
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	496,820	496,879
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	931,537	931,654
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	621,025	621,025
Holmes Financing PLC
5.29%, 07/16/07[4]	1,086,793	1,086,793
JP Morgan Chase & Co.
5.29%, 08/02/07	465,768	465,768
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	465,768	465,753
Kestrel Funding LLC
5.30%, 07/11/07[4]	248,410	248,392
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	372,615	372,615
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	647,255	647,255
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	683,127	683,091
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	245,928	245,928
Marshall & Ilsley Bank
5.30%, 10/15/07	341,564	341,564
Master Funding LLC
5.35%, 04/25/07[4]	558,922	558,922
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	931,537	931,537
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	62,102	62,102
Monumental Global Funding II
5.38%, 12/27/06[4]	124,205	124,211
Mound Financing PLC
5.29%, 05/08/07[4]	583,763	583,763
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	2,235,689	2,235,665
National City Bank of Indiana
5.37%, 05/21/07	310,512	310,527
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	2,049,381	2,049,780
Newcastle Ltd.
5.34%, 04/24/07[4]	218,911	218,880
Northern Rock PLC
5.36%, 08/03/07[4]	745,230	745,244
Northlake CDO I
5.46%, 09/06/07[4]	186,307	186,307
Principal Life Global Funding I
5.82%, 02/08/07	279,461	279,814
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	900,486	900,470

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	$621,025	$621,025
Strips III LLC
5.37%, 07/24/07[4]	142,751	142,751
SunTrust Bank
5.29%, 05/01/07	621,025	621,043
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	1,515,300	1,515,194
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	869,434	869,435
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	832,213	832,212
Wachovia Bank N.A.
5.36%, 05/22/07	1,242,049	1,242,049
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	465,768	465,990
Wells Fargo & Co.
5.33%, 11/15/07[4]	310,512	310,530
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	465,768	465,767
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	1,863,074	1,862,764
Wind Master Trust
5.31%, 07/25/07[4]	248,410	248,410

		41,710,456

TOTAL SHORT-TERM INVESTMENTS (Cost: $77,890,705)		77,890,705

TOTAL INVESTMENTS IN SECURITIES – 109.15% (Cost: $850,118,434)		922,447,241
Other Assets, Less Liabilities – (9.15)%		(77,325,815)

NET ASSETS – 100.00%		$845,121,426

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

68	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.81%
ELECTRIC – 85.89%
AES Corp. (The)[1]	911,302	$20,039,531
Allegheny Energy Inc.[1]	225,048	9,683,815
ALLETE Inc.	35,122	1,584,002
Alliant Energy Corp.	163,277	6,261,673
Ameren Corp.	283,772	15,352,065
American Electric Power Co. Inc.	546,918	22,658,813
Aquila Inc.[1]	519,650	2,385,193
Avista Corp.	67,471	1,736,704
Black Hills Corp.	46,172	1,593,396
CenterPoint Energy Inc.	381,770	5,909,800
Cleco Corp.	78,444	2,016,011
CMS Energy Corp.[1]	307,118	4,572,987
Consolidated Edison Inc.	340,956	16,485,223
Constellation Energy Group Inc.	247,940	15,471,456
Dominion Resources Inc.	490,207	39,701,865
DPL Inc.	158,653	4,556,514
DTE Energy Co.	246,901	11,216,712
Duke Energy Corp.	1,715,486	54,277,977
Duquesne Light Holdings Inc.	110,514	2,191,493
Edison International	415,728	18,474,952
El Paso Electric Co.[1]	67,322	1,572,642
Energy East Corp.	204,653	4,975,114
Entergy Corp.	288,247	24,740,240
Exelon Corp.	931,612	57,741,312
FirstEnergy Corp.	458,225	26,966,541
FPL Group Inc.	516,458	26,339,358
Great Plains Energy Inc.	110,488	3,595,280
Hawaiian Electric Industries Inc.[2]	111,776	3,131,964
IDACORP Inc.	59,558	2,348,372
Mirant Corp.[1]	356,843	10,551,848
Northeast Utilities	213,370	5,336,384
NRG Energy Inc.[1]	189,318	9,115,662
NSTAR	148,250	5,157,617
Pepco Holdings Inc.	261,759	6,653,914
PG&E Corp.	479,724	20,695,293
Pinnacle West Capital Corp.	137,745	6,585,588
PNM Resources Inc.	86,877	2,446,456
PPL Corp.	528,018	18,227,181
Progress Energy Inc.	349,604	16,081,784
Public Service Enterprise Group Inc.	348,929	21,302,115
Puget Energy Inc.	159,726	3,814,257
Reliant Energy Inc.[1]	423,267	5,367,026
SCANA Corp.	144,573	5,777,137
Sierra Pacific Resources Corp.[1]	279,208	4,232,793
Southern Co. (The)	1,032,000	37,564,800
TECO Energy Inc.	289,493	4,773,740
TXU Corp.	640,984	40,465,320
UniSource Energy Corp.	48,840	1,737,727
Westar Energy Inc.	120,755	3,057,517
Wisconsin Energy Corp.	162,490	7,464,791
WPS Resources Corp.	59,811	3,182,543
Xcel Energy Inc.	556,585	12,283,831

		659,456,329
ENVIRONMENTAL CONTROL – 0.33%
Nalco Holding Co.[1]	126,432	2,557,719

		2,557,719
GAS – 9.56%
AGL Resources Inc.	108,347	4,063,013
Atmos Energy Corp.	111,736	3,433,647
Energen Corp.	91,753	3,928,863
KeySpan Corp.	242,088	9,823,931
New Jersey Resources Corp.	38,974	2,021,192
Nicor Inc.[2]	61,306	2,817,624
NiSource Inc.	375,821	8,745,355
Northwest Natural Gas Co.	38,454	1,590,842
Peoples Energy Corp.	53,302	2,328,764
Piedmont Natural Gas Co.[2]	98,350	2,655,450
Sempra Energy	318,204	16,877,540
Southern Union Co.	145,406	4,024,838
Southwest Gas Corp.	55,586	1,994,426
UGI Corp.	145,942	3,867,463
Vectren Corp.	105,677	3,070,974
WGL Holdings Inc.	67,721	2,197,546

		73,441,468
PIPELINES – 3.45%
Equitable Resources Inc.	157,942	6,399,810
National Fuel Gas Co.	111,125	4,156,075
ONEOK Inc.	152,169	6,334,795
Questar Corp.	117,614	9,583,189

		26,473,869

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
WATER – 0.58%
Aqua America Inc.[2]	183,177	$4,442,042

		4,442,042

TOTAL COMMON STOCKS (Cost: $652,364,830)		766,371,427
SHORT-TERM INVESTMENTS – 1.18%
CERTIFICATES OF DEPOSIT[3] – 0.04%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$46,483	46,483
Societe Generale
5.33%, 12/08/06	66,405	66,405
Washington Mutual Bank
5.36%, 11/13/06	166,012	166,012
Wells Fargo Bank N.A.
4.78%, 12/05/06	53,124	53,124

		332,024
COMMERCIAL PAPER[3] – 0.19%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	99,135	97,384
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	99,607	99,607
ASAP Funding Ltd.
5.29%, 11/02/06[4]	16,601	16,599
Atlantis One Funding
5.30%, 11/14/06[4]	91,113	90,938
Beta Finance Inc.
5.27%, 01/25/07[4]	13,281	13,116
Bryant Park Funding LLC
5.28%, 12/14/06[4]	20,964	20,832
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	33,662	33,597
Cantabric Finance LLC
5.26%, 01/25/07[4]	26,562	26,232
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	76,366	76,254
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	49,804	48,576

Security	Principal	Value
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	$39,843	$39,700
Curzon Funding LLC
5.29%, 11/17/06[4]	66,405	66,249
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	76,508	75,583
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	66,405	66,356
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	60,428	59,546
Galleon Capital Corp.
5.27%, 12/18/06[4]	9,285	9,221
General Electric Capital Services Inc.
5.22%, 12/11/06	6,640	6,602
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	39,179	38,407
HBOS Treasury Services PLC
5.27%, 12/15/06	13,281	13,195
Landale Funding LLC
5.31%, 11/15/06[4]	51,796	51,689
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	119,278	119,194
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	42,831	42,743
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	86,326	84,688
Nestle Capital Corp.
5.19%, 08/09/07	39,843	38,229
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	104,910	104,910
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	35,380	34,969

70	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
Sedna Finance Inc.
5.22%, 04/17/07[4]	$37,851	$36,934
Sydney Capital Corp.
5.27%, 12/08/06[4]	1,584	1,575
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	33,202	32,827
Tulip Funding Corp.
5.29%, 11/15/06[4]	35,023	34,951

		1,480,703
MEDIUM-TERM NOTES[3] – 0.04%
Bank of America N.A.
5.28%, 04/20/07	16,601	16,601
Cullinan Finance Corp.
5.71%, 06/28/07[4]	49,804	49,804
K2 USA LLC
5.39%, 06/04/07[4]	49,804	49,804
Marshall & Ilsley Bank
5.18%, 12/15/06	66,405	66,432
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	77,694	77,694
US Bank N.A.
2.85%, 11/15/06	13,281	13,272

		273,607
MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	889,918	889,918

		889,918
REPURCHASE AGREEMENTS[3] – 0.21%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $132,830 (collateralized by non-U.S. Government debt securities, value $136,838, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$132,810	132,810

Security	Principal	Value
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $92,981 (collateralized by U.S. Government obligations, value $94,857, 5.50%, 10/1/21 to 10/1/36).	$92,967	$92,967
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $99,622 (collateralized by non-U.S. Government debt securities, value $109,605, 0.31% to 6.00%, 7/25/36 to 11/25/46).	99,607	99,607
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $6,641 (collateralized by non-U.S. Government debt securities, value $6,842, 6.00% to 6.70%, 12/15/10 to 4/15/12).	6,640	6,640
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $232,452 (collateralized by non-U.S. Government debt securities, value $244,117, 4.11% to 9.32%, 4/15/10 to 5/15/36).	232,417	232,417
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $73,056 (collateralized by non-U.S. Government debt securities, value $81,858, 0.00% to 10.00%, 5/27/33 to 10/31/36).	73,045	73,045

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $39,849 (collateralized by non-U.S. Government debt securities, value $44,077, 0.00% to 10.00%, 5/27/33 to 10/31/36).	$39,843	$39,843
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $132,830 (collateralized by non-U.S. Government debt securities, value $139,496, 0.00% to 9.00%, 5/1/17 to 9/25/46).	132,810	132,810
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $116,225 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $119,158, 0.00% to 7.32%, 11/2/06 to 3/25/45).	116,208	116,208
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $99,622 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $101,505, 0.00% to 7.32%, 11/2/06 to 3/25/45).	99,607	99,607
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $39,849 (collateralized by non-U.S. Government debt securities, value $41,849, 0.00% to 10.00%, 1/1/10).	39,843	39,843
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $33,207 (collateralized by non-U.S. Government debt securities, value $34,876, 5.26% to 5.35%, 7/1/24 to 6/1/46).	33,202	33,202
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $16,603 (collateralized by non-U.S. Government debt securities, value $17,440, 6.25% to 7.63%, 9/15/13 to 6/1/16).	16,601	16,601
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $132,830 (collateralized by non-U.S. Government debt securities, value $136,840, 3.50% to 10.13%, 5/15/07 to 7/1/26).	132,810	132,810
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $66,415 (collateralized by non-U.S. Government debt securities, value $73,203, 5.50% to 10.39%, 6/17/08 to 6/25/36).	66,405	66,405
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $89,660 (collateralized by non-U.S. Government debt securities, value $94,840, 0.00% to 10.00%, 11/1/06 to 10/31/36).	89,646	89,646

72	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $48,020 (collateralized by non-U.S. Government debt securities, value $49,867, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	$46,483	$46,483
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $172,678 (collateralized by non-U.S. Government debt securities, value $181,344, 3.86% to 8.17%, 11/18/08 to 7/15/45).	172,652	172,652

		1,623,596
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	6,862	6,862

		6,862
VARIABLE & FLOATING RATE NOTES[3] – 0.58%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	169,996	170,016
American Express Bank
5.29%, 02/28/07	66,405	66,404
American Express Centurion Bank
5.41%, 07/19/07	73,045	73,106
American Express Credit Corp.
5.42%, 07/05/07	19,921	19,930
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	11,981	11,981
ASIF Global Financing
5.51%, 05/03/07[4]	6,640	6,642
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	43,163	43,163
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	96,287	96,290
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	169,332	169,339
BMW US Capital LLC
5.32%, 10/15/07[4]	66,405	66,405
BNP Paribas
5.36%, 05/18/07[4]	122,849	122,849
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	48,475	48,475
CC USA Inc.
5.37%, 07/30/07[4]	33,202	33,206
Commodore CDO Ltd.
5.47%, 06/12/07[4]	16,601	16,601
Credit Agricole SA
5.34%, 07/23/07	66,405	66,405
Credit Suisse First Boston NY
5.38%, 04/24/07	33,202	33,203
Cullinan Finance Corp.
5.36%, 04/25/07[4]	16,601	16,601
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	16,601	16,601
DEPFA Bank PLC
5.43%, 09/14/07	66,405	66,405
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	76,366	76,369
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	66,405	66,405
Fifth Third Bancorp
5.30%, 11/23/07[4]	132,810	132,810
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	66,405	66,400
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	69,725	69,738

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
Granite Master Issuer PLC
5.29%, 08/20/07[4]	$232,417	$232,417
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	53,124	53,130
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	99,607	99,620
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	66,405	66,405
Holmes Financing PLC
5.29%, 07/16/07[4]	116,208	116,208
JP Morgan Chase & Co.
5.29%, 08/02/07	49,804	49,804
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	49,804	49,802
Kestrel Funding LLC
5.30%, 07/11/07[4]	26,562	26,560
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	39,843	39,843
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	69,210	69,210
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	73,045	73,042
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	26,297	26,297
Marshall & Ilsley Bank
5.30%, 10/15/07	36,523	36,523
Master Funding LLC
5.35%, 04/25/07[4]	59,764	59,764
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	99,607	99,607
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	6,640	6,640
Monumental Global Funding II
5.38%, 12/27/06[4]	13,281	13,282
Mound Financing PLC
5.29%, 05/08/07[4]	62,421	62,421
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	239,057	239,056
National City Bank of Indiana
5.37%, 05/21/07	33,202	33,204
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	219,136	219,178
Newcastle Ltd.
5.34%, 04/24/07[4]	23,408	23,404
Northern Rock PLC
5.36%, 08/03/07[4]	79,686	79,687
Northlake CDO I
5.46%, 09/06/07[4]	19,921	19,921
Principal Life Global Funding I
5.82%, 02/08/07	29,882	29,920
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	96,287	96,285
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	66,405	66,405
Strips III LLC
5.37%, 07/24/07[4]	15,264	15,264
SunTrust Bank
5.29%, 05/01/07	66,405	66,407
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	162,028	162,016
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	92,967	92,967
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	88,987	88,986
Wachovia Bank N.A.
5.36%, 05/22/07	132,810	132,810
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	49,804	49,827
Wells Fargo & Co.
5.33%, 11/15/07[4]	33,202	33,204

74	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2006

Security	Principal	Value
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	$49,804	$49,803
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	199,214	199,181
Wind MasterTrust
5.31%, 07/25/07[4]	26,562	26,562

		4,460,006

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,066,716 )		9,066,716

TOTAL INVESTMENTS IN SECURITIES – 100.99% (Cost: $661,431,546)		775,438,143
Other Assets, Less Liabilities – (0.99)%		(7,634,722)

NET ASSETS – 100.00%		$767,803,421

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.78%
AGRICULTURE – 4.77%
Altria Group Inc.	3,480,708	$283,085,981
Universal Corp.[1]	1,445,269	53,214,805
UST Inc.	164,691	8,820,850

		345,121,636
AUTO MANUFACTURERS – 1.92%
General Motors Corp.	3,970,135	138,637,114

		138,637,114
BANKS – 26.62%
AmSouth Bancorp	3,815,354	115,299,998
Associated Bancorp	2,226,280	73,111,035
Bank of America Corp.	4,230,269	227,884,591
Bank of Hawaii Corp.	370,554	19,331,802
BB&T Corp.	1,152,545	50,158,758
Citizens Banking Corp.[1]	2,261,765	58,738,037
Colonial BancGroup Inc. (The)	15,297	364,680
Comerica Inc.	2,526,305	147,005,688
Compass Bancshares Inc.	174,453	9,814,726
F.N.B. Corp. (Pennsylvania)	2,464,488	41,723,782
Fifth Third Bancorp	965,768	38,485,855
First Horizon National Corp.	2,330,998	91,654,841
FirstMerit Corp.	3,500,153	81,273,553
Fulton Financial Corp.	50,360	806,264
Huntington Bancshares Inc.	2,271,315	55,442,799
KeyCorp	3,651,900	135,631,566
National City Corp.	3,309,924	123,294,669
PNC Financial Services Group	2,665,137	186,639,544
Provident Bankshares Corp.	1,277,890	46,182,945
Regions Financial Corp.	2,390,612	90,723,725
Republic Bancorp Inc.	646,891	8,655,402
Sky Financial Group Inc.	2,078,997	52,078,875
SunTrust Banks Inc.	411,087	32,471,762
TCF Financial Corp.	283,750	7,386,012
TrustCo Bank Corp. NY	1,026,074	11,338,118
U.S. Bancorp	1,028,618	34,808,433
Wachovia Corp.	1,190,337	66,063,703
Wells Fargo & Co.	1,914,992	69,495,060
Whitney Holding Corp.	1,487,468	48,580,705

		1,924,446,928
BEVERAGES – 0.30%
Coca-Cola Co. (The)	462,414	21,603,982

		21,603,982
CHEMICALS – 6.25%
Dow Chemical Co. (The)	1,465,649	59,783,823
Eastman Chemical Co.	1,841,956	112,211,960
Lubrizol Corp.	1,447,749	65,148,705
Lyondell Chemical Co.	2,339,838	60,063,641
Olin Corp.	260,617	4,508,674
PPG Industries Inc.	1,595,009	109,098,616
RPM International Inc.	1,931,682	36,991,710
Sensient Technologies Corp.	159,572	3,678,135

		451,485,264
COMMERCIAL SERVICES – 1.57%
Deluxe Corp.	2,253,645	51,090,132
Donnelley (R.R.) & Sons Co.	1,840,528	62,320,278

		113,410,410
DISTRIBUTION & WHOLESALE – 1.38%
Genuine Parts Co.	2,194,757	99,905,339

		99,905,339
DIVERSIFIED FINANCIAL SERVICES – 3.33%
Citigroup Inc.	1,949,530	97,788,425
IndyMac Bancorp Inc.	310,937	14,132,087
JP Morgan Chase & Co.	2,202,436	104,483,564
Waddell & Reed Financial Inc. Class A	955,620	24,368,310

		240,772,386
ELECTRIC – 17.55%
Black Hills Corp.	1,107,167	38,208,333
CenterPoint Energy Inc.	1,268,930	19,643,036
Consolidated Edison Inc.	286,060	13,831,001
DPL Inc.	50,360	1,446,339
DTE Energy Co.	4,063,274	184,594,538
Duke Energy Corp.	413,497	13,083,045
Duquesne Light Holdings Inc.	3,000,760	59,505,071
Energy East Corp.	4,107,655	99,857,093
Entergy Corp.	511,459	43,898,526
Exelon Corp.	415,904	25,777,730
FirstEnergy Corp.	3,093,327	182,042,294
FPL Group Inc.	3,584,250	182,796,750

76	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2006

Security	Shares	Value
Great Plains Energy Inc.	447,374	$14,557,550
MDU Resources Group Inc.	108,813	2,794,318
Northeast Utilities	323,438	8,089,184
OGE Energy Corp.	483,555	18,655,552
Pinnacle West Capital Corp.	3,892,452	186,098,130
PNM Resources Inc.	515,454	14,515,185
PPL Corp.	2,826,197	97,560,320
Progress Energy Inc.	240,618	11,068,428
SCANA Corp.	1,260,932	50,386,843
UniSource Energy Corp.	6,528	232,266

		1,268,641,532
ELECTRICAL COMPONENTS & EQUIPMENT – 0.69%
Emerson Electric Co.	588,755	49,690,922

		49,690,922
ENVIRONMENTAL CONTROL – 0.41%
Waste Management Inc.	784,247	29,393,578

		29,393,578
FOOD – 1.32%
ConAgra Foods Inc.	641,455	16,774,048
General Mills Inc.	746,132	42,395,220
Sara Lee Corp.	2,138,273	36,564,468

		95,733,736
FOREST PRODUCTS & PAPER – 0.57%
MeadWestvaco Corp.	1,489,422	40,988,893

		40,988,893
GAS – 4.28%
AGL Resources Inc.	1,088,112	40,804,200
Atmos Energy Corp.	488,628	15,015,538
KeySpan Corp.	318,818	12,937,634
Nicor Inc.[1]	2,448,301	112,523,914
NiSource Inc.	4,311,125	100,319,879
Vectren Corp.	476,927	13,859,499
WGL Holdings Inc.	423,660	13,747,767

		309,208,431
HOME FURNISHINGS – 1.33%
La-Z-Boy Inc.[2]	1,633,124	20,005,769
Whirlpool Corp.	877,848	76,311,327

		96,317,096
HOUSEHOLD PRODUCTS & WARES – 1.53%
Avery Dennison Corp.	801,699	50,619,275
Kimberly-Clark Corp.	905,293	60,220,090

		110,839,365
INSURANCE – 4.45%
Cincinnati Financial Corp.	57,140	2,608,441
Fidelity National Title Group Inc. Class A	555,007	12,215,704
Gallagher (ArthurJ.) & Co.	1,607,545	44,770,128
Lincoln National Corp.	2,153,414	136,332,640
Unitrin Inc.	2,922,534	125,464,385

		321,391,298
INTERNET – 0.17%
United Online Inc.	915,191	12,373,382

		12,373,382
OFFICE & BUSINESS EQUIPMENT – 0.69%
Pitney Bowes Inc.	1,066,748	49,827,799

		49,827,799
OIL & GAS – 2.71%
Chevron Corp.	1,589,070	106,785,504
Marathon Oil Corp.	1,033,907	89,329,565

		196,115,069
PACKAGING & CONTAINERS – 0.90%
Sonoco Products Co.	1,838,500	65,229,980

		65,229,980
PHARMACEUTICALS – 5.76%
Abbott Laboratories	851,591	40,459,088
Bristol-Myers Squibb Co.	4,661,754	115,378,412
Lilly (Eli) & Co.	786,261	44,038,479
Merck & Co. Inc.	4,133,152	187,727,764
Pfizer Inc.	1,085,773	28,935,850

		416,539,593
PIPELINES – 2.65%
Kinder Morgan Inc.	1,466,584	154,137,978
ONEOK Inc.	894,529	37,239,242

		191,377,220
RETAIL – 0.09%
Pier 1 Imports Inc.	975,429	6,379,306

		6,379,306
SAVINGS & LOANS – 4.48%
Astoria Financial Corp.	603,564	17,509,392

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
New York Community
Bancorp Inc.	3,402,240	$55,626,624
People’s Bank	2,581,471	105,065,870
Washington Federal Inc.	1,840,736	42,778,705
Washington Mutual Inc.	2,429,710	102,776,733

		323,757,324
TELECOMMUNICATIONS – 4.06%
AT&T Inc.	4,635,844	158,777,657
BellSouth Corp.	2,832,339	127,738,489
Verizon Communications Inc.	194,471	7,195,427

		293,711,573

TOTAL COMMON STOCKS (Cost: $6,446,379,306)		7,212,899,156
SHORT-TERM INVESTMENTS – 0.54%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$85,718	85,718
Societe Generale
5.33%, 12/08/06	122,454	122,454
Washington Mutual Bank
5.36%, 11/13/06	306,136	306,136
Wells Fargo Bank N.A.
4.78%, 12/05/06	97,964	97,964

		612,272
COMMERCIAL PAPER[3] – 0.04%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	182,811	179,578
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	183,682	183,682
ASAP Funding Ltd.
5.29%, 11/02/06[4]	30,614	30,609
Atlantis One Funding
5.30%, 11/14/06[4]	168,017	167,696
Beta Finance Inc.
5.27%, 01/25/07[4]	24,491	24,186
Bryant Park Funding LLC
5.28%, 12/14/06[4]	38,659	38,415

Security	Principal	Value
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	$62,075	$61,956
Cantabric Finance LLC
5.26%, 01/25/07[4]	48,982	48,373
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	140,823	140,617
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	91,841	89,577
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	73,473	73,210
Curzon Funding LLC
5.29%, 11/17/06[4]	122,454	122,166
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	141,086	139,379
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	122,454	122,364
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	111,433	109,806
Galleon Capital Corp.
5.27%, 12/18/06[4]	17,122	17,004
General Electric Capital Services Inc.
5.22%, 12/11/06	12,245	12,174
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	72,248	70,826
HBOS Treasury Services PLC
5.27%, 12/15/06	24,491	24,333
Landale Funding LLC
5.31%, 11/15/06[4]	95,514	95,317
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	219,955	219,802
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	78,983	78,821

78	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	$159,191	$156,170
Nestle Capital Corp.
5.19%, 08/09/07	73,473	70,496
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	193,461	193,461
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	65,244	64,484
Sedna Finance Inc.
5.22%, 04/17/07[4]	69,799	68,109
Sydney Capital Corp.
5.27%, 12/08/06[4]	2,921	2,905
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	61,227	60,536
Tulip Funding Corp.
5.29%, 11/15/06[4]	64,585	64,452

		2,730,504
MEDIUM-TERM NOTES[3] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	30,614	30,614
Cullinan Finance Corp.
5.71%, 06/28/07[4]	91,841	91,841
K2 USA LLC
5.39%, 06/04/07[4]	91,841	91,841
Marshall & Ilsley Bank
5.18%, 12/15/06	122,454	122,505
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	143,272	143,272
US Bank N.A.
2.85%, 11/15/06	24,491	24,474

		504,547
MONEY MARKET FUNDS – 0.33%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[1,5]	23,621,261	23,621,261

		23,621,261

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 0.04%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $244,945 (collateralized by non-U.S. Government debt securities, value $252,338, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$244,909	$244,909
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $171,462 (collateralized by U.S. Government obligations, value $174,922, 5.50%, 10/1/21 to 10/1/36).	171,436	171,436
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $183,709 (collateralized by non-U.S. Government debt securities, value $202,118, 0.31% to 6.00%, 7/25/36 to 11/25/46).	183,682	183,682
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $12,247 (collateralized by non-U.S. Government debt securities, value $12,617, 6.00% to 6.70%, 12/15/10 to 4/15/12).	12,245	12,245
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $428,654 (collateralized by non-U.S. Government debt securities, value $450,167, 4.11% to 9.32%, 4/15/10 to 5/15/36).	428,591	428,591

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $134,720 (collateralized by non-U.S. Government debt securities, value $150,951, 0.00% to 10.00%, 5/27/33 to 10/31/36).	$134,700	$134,700
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $73,484 (collateralized by non-U.S. Government debt securities, value $81,282, 0.00% to 10.00%, 5/27/33 to 10/31/36).	73,473	73,473
Goldman Sachs& Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $244,945 (collateralized by non-U.S. Government debt securities, value $257,238, 0.00% to 9.00%, 5/1/17 to 9/25/46).	244,909	244,909
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $214,327 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $219,734, 0.00% to 7.32%, 11/2/06 to 3/25/45).	214,295	214,295
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $183,708 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $187,181, 0.00% to 7.32%, 11/2/06 to 3/25/45).	183,681	183,681
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $73,484 (collateralized by non-U.S. Government debt securities, value $77,171, 0.00% to 10.00%, 1/1/10).	73,473	73,473
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $61,236 (collateralized by non-U.S. Government debt securities, value $64,314, 5.26% to 5.35%, 7/1/24 to 6/1/46).	61,227	61,227
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $30,619 (collateralized by non-U.S. Government debt securities, value $32,161, 6.25% to 7.63%, 9/15/13 to 6/1/16).	30,614	30,614
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $244,945 (collateralized by non-U.S. Government debt securities, value $252,342, 3.50% to 10.13%, 5/15/07 to 7/1/26).	244,909	244,909
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $122,472 (collateralized by non-U.S. Government debt securities, value $134,991, 5.50% to 10.39%, 6/17/08 to 6/25/36).	122,454	122,454

80	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $165,338 (collateralized by non-U.S. Government debt securities, value $174,890, 0.00% to 10.00%, 11/1/06 to 10/31/36).	$165,313	$165,313
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $88,552 (collateralized by non-U.S. Government debt securities, value $91,958, 0.00% to 10.00%, 11/1/06 to 10/31/36).[6]	85,718	85,718
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $318,429 (collateralized by non-U.S. Government debt securities, value $334,409, 3.86% to 8.17%, 11/18/08 to 7/15/45).	318,381	318,381

		2,994,010
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	12,653	12,653

		12,653
VARIABLE & FLOATING RATE NOTES[3] – 0.11%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	313,483	313,520
American Express Bank
5.29%, 02/28/07	122,454	122,454
American Express Centurion Bank
5.41%, 07/19/07	134,700	134,811
American Express Credit Corp.
5.42%, 07/05/07	36,736	36,753
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	22,093	22,093
ASIF Global Financing
5.51%, 05/03/07[4]	12,245	12,249
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	79,595	79,595
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	177,559	177,565
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	312,259	312,271
BMW US Capital LLC
5.32%, 10/15/07[4]	122,454	122,454
BNP Paribas
5.36%, 05/18/07[4]	226,541	226,541
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	89,392	89,391
CC USA Inc.
5.37%, 07/30/07[4]	61,227	61,234
Commodore CDO Ltd.
5.47%, 06/12/07[4]	30,614	30,614
Credit Agricole SA
5.34%, 07/23/07	122,454	122,454
Credit Suisse First Boston NY
5.38%, 04/24/07	61,227	61,229
Cullinan Finance Corp.
5.36%, 04/25/07[4]	30,614	30,614
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	30,614	30,614
DEPFA Bank PLC
5.43%, 09/14/07	122,454	122,454
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	140,823	140,830
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	122,454	122,454

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2006

Security	Principal	Value
Fifth Third Bancorp
5.30%, 11/23/07[4]	$244,909	$244,909
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	122,454	122,446
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	128,577	128,602
Granite Master Issuer PLC
5.29%, 08/20/07[4]	428,590	428,590
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	97,964	97,975
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	183,682	183,704
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	122,454	122,454
Holmes Financing PLC
5.29%, 07/16/07[4]	214,295	214,295
JP Morgan Chase & Co.
5.29%, 08/02/07	91,841	91,841
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	91,841	91,838
Kestrel Funding LLC
5.30%, 07/11/07[4]	48,982	48,978
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	73,473	73,473
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	127,626	127,627
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	134,700	134,693
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	48,492	48,492
Marshall & Ilsley Bank
5.30%, 10/15/07	67,350	67,350
Master Funding LLC
5.35%, 04/25/07[4]	110,209	110,209
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	183,682	183,682
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,6]	12,245	12,245
Monumental Global Funding II
5.38%, 12/27/06[4]	24,491	24,492
Mound Financing PLC
5.29%, 05/08/07[4]	115,107	115,107
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	440,836	440,832
National City Bank of Indiana
5.37%, 05/21/07	61,227	61,230
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	404,099	404,178
Newcastle Ltd.
5.34%, 04/24/07[4]	43,165	43,159
Northern Rock PLC
5.36%, 08/03/07[4]	146,945	146,948
Northlake CDO I
5.46%, 09/06/07[4]	36,736	36,736
Principal Life Global Funding I
5.82%, 02/08/07	55,104	55,174
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	177,559	177,555
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	122,454	122,454
Strips III LLC
5.37%, 07/24/07[4]	28,148	28,148
SunTrust Bank
5.29%, 05/01/07	122,454	122,458
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	298,789	298,767
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	171,436	171,436

82	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2006

Security	Principal	Value
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	$164,097	$164,096
Wachovia Bank N.A.
5.36%, 05/22/07	244,909	244,909
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	91,841	91,884
Wells Fargo & Co.
5.33%, 11/15/07[4]	61,227	61,231
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	91,841	91,840
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	367,363	367,303
Wind MasterTrust
5.31%, 07/25/07[4]	48,982	48,982

		8,224,516

TOTAL SHORT-TERM INVESTMENTS (Cost: $38,699,763)		38,699,763

TOTAL INVESTMENTS IN SECURITIES – 100.32% (Cost: $6,485,079,069)		7,251,598,919
Other Assets, Less Liabilities – (0.32)%		(22,863,178)

NET ASSETS – 100.00%		$7,228,735,741

[1]	Affiliated issuer. See Note 2.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
COMMON STOCKS – 99.06%
AIRLINES – 10.64%
Alaska Air Group Inc.[1]	190,656	$7,654,838
AMR Corp. [1]	364,615	10,333,189
Continental Airlines Inc. Class B1	363,299	13,398,467
JetBlue Airways Corp.[1,2]	59,860	751,842
SkyWest Inc.	70,605	1,882,329
Southwest Airlines Co.	376,127	5,653,189

		39,673,854
TRANSPORTATION – 84.00%
Alexander & Baldwin Inc.	368,553	16,964,495
Burlington Northern Santa Fe Corp.	359,472	27,869,864
C.H. Robinson Worldwide Inc.	367,640	15,345,294
Con-way Inc.	352,661	16,635,019
CSX Corp.	482,127	17,197,470
Expeditors International Washington Inc.	375,614	17,807,860
FedEx Corp.	373,197	42,745,984
Hunt (J.B.) Transport Services Inc.	388,445	8,405,950
Landstar System Inc.	373,895	17,363,684
Norfolk Southern Corp.	342,816	18,021,837
Overseas Shipholding Group Inc.	354,858	22,196,368
Ryder System Inc.	334,196	17,595,419
Union Pacific Corp.	366,156	33,184,718
United Parcel Service Inc. Class B	365,124	27,512,093
YRC Worldwide Inc.[1]	372,931	14,447,347

		313,293,402
TRUCKING & LEASING – 4.42%
GATX Corp.	378,601	16,495,646

		16,495,646

TOTAL COMMON STOCKS (Cost: $380,282,564)		369,462,902
SHORT-TERM INVESTMENTS – 0.23%
CERTIFICATES OF DEPOSIT[3] – 0.01%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$3,521	3,521
Societe Generale
5.33%, 12/08/06	5,029	5,029

Security	Principal	Value
Washington Mutual Bank
5.36%, 11/13/06	$12,573	$12,573
Wells Fargo Bank N.A.
4.78%, 12/05/06	4,023	4,023

		25,146
COMMERCIAL PAPER[3] – 0.03%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	7,508	7,380
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	7,544	7,544
ASAP Funding Ltd.
5.29%, 11/02/06[4]	1,257	1,257
Atlantis One Funding
5.30%, 11/14/06[4]	6,901	6,887
Beta Finance Inc.
5.27%, 01/25/07[4]	1,006	993
Bryant Park Funding LLC
5.28%, 12/14/06[4]	1,588	1,578
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	2,549	2,545
Cantabric Finance LLC
5.26%, 01/25/07[4]	2,012	1,987
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	5,784	5,776
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	3,772	3,679
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	3,018	3,007
Curzon Funding LLC
5.29%, 11/17/06[4]	5,029	5,018
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	5,795	5,725
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	5,029	5,026
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	4,577	4,509

84	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2006

Security	Principal	Value
Galleon Capital Corp.
5.27%, 12/18/06[4]	$703	$698
General Electric Capital Services Inc.
5.22%, 12/11/06	503	500
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	2,967	2,909
HBOS Treasury Services PLC
5.27%, 12/15/06	1,006	999
Landale Funding LLC
5.31%, 11/15/06[4]	3,923	3,915
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	9,034	9,028
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	3,244	3,237
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	6,538	6,414
Nestle Capital Corp.
5.19%, 08/09/07	3,018	2,895
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	7,946	7,946
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	2,680	2,648
Sedna Finance Inc.
5.22%, 04/17/07[4]	2,867	2,797
Sydney Capital Corp.
5.27%, 12/08/06[4]	120	119
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	2,515	2,486
Tulip Funding Corp.
5.29%, 11/15/06[4]	2,653	2,647

		112,149
MEDIUM-TERM NOTES[3] – 0.01%
Bank of America N.A.
5.28%, 04/20/07	1,257	1,257
Cullinan Finance Corp.
5.71%, 06/28/07[4]	3,772	3,772

Security	Shares or Principal	Value
K2 USA LLC
5.39%, 06/04/07[4]	$3,772	$3,772
Marshall & Ilsley Bank
5.18%, 12/15/06	5,029	5,031
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	5,884	5,884
US Bank N.A.
2.85%, 11/15/06	1,006	1,005

		20,721
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	225,994	225,994

		225,994
REPURCHASE AGREEMENTS[3] – 0.03%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $10,060 (collateralized by non-U.S. Government debt securities, value $10,364, 4.70% to 8.75%, 7/30/10 to 11/15/25).	10,059	10,059
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $7,042 (collateralized by U.S. Government obligations, value $7,184, 5.50%, 10/1/21 to 10/1/36).	7,041	7,041
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $7,545 (collateralized by non-U.S. Government debt securities, value $8,301, 0.31% to 6.00%, 7/25/36 to 11/25/46).	7,544	7,544

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2006

Security	Principal	Value
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $503 (collateralized by non-U.S. Government debt securities, value $518, 6.00% to 6.70%, 12/15/10 to 4/15/12).	$503	$503
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $17,605 (collateralized by non-U.S. Government debt securities, value $18,489, 4.11% to 9.32%, 4/15/10 to 5/15/36).	17,603	17,603
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $5,533 (collateralized by non-U.S. Government debt securities, value $6,200, 0.00% to 10.00%, 5/27/33 to 10/31/36).	5,532	5,532
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $3,018 (collateralized by non-U.S. Government debt securities, value $3,338, 0.00% to 10.00%, 5/27/33 to 10/31/36).	3,018	3,018
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $10,060 (collateralized by non-U.S. Government debt securities, value $10,565, 0.00% to 9.00%, 5/1/17 to 9/25/46).	10,059	10,059
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $8,802 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $9,025, 0.00% to 7.32%, 11/2/06 to 3/25/45).	8,801	8,801
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $7,545 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $7,688, 0.00% to 7.32%, 11/2/06 to 3/25/45).	7,544	7,544
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $3,018 (collateralized by non-U.S. Government debt securities, value $3,170, 0.00% to 10.00%, 1/1/10).	3,018	3,018
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $2,515 (collateralized by non-U.S. Government debt securities, value $2,641, 5.26% to 5.35%, 7/1/24 to 6/1/46).	2,515	2,515
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $1,257 (collateralized by non-U.S. Government debt securities, value $1,321, 6.25% to 7.63%, 9/15/13 to 6/1/16).	1,257	1,257

86	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2006

Security	Principal	Value
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $10,060 (collateralized by non-U.S. Government debt securities, value $10,364, 3.50% to 10.13%, 5/15/07 to 7/1/26).	$10,059	$10,059
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $5,030 (collateralized by non-U.S. Government debt securities, value $5,544, 5.50% to 10.39%, 6/17/08 to 6/25/36).	5,029	5,029
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $6,791 (collateralized by non-U.S. Government debt securities, value $7,183, 0.00% to 10.00%, 11/1/06 to 10/31/36).	6,790	6,790
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $3,637 (collateralized by non-U.S. Government debt securities, value $3,777, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	3,521	3,521
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $13,078 (collateralized by non-U.S. Government debt securities, value $13,735, 3.86% to 8.17%, 11/18/08 to 7/15/45).	13,076	13,076

		122,969
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	520	520

		520
VARIABLE & FLOATING RATE NOTES[3] – 0.09%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	12,875	12,876
American Express Bank
5.29%, 02/28/07	5,029	5,030
American Express Centurion Bank
5.41%, 07/19/07	5,532	5,537
American Express Credit Corp.
5.42%, 07/05/07	1,509	1,509
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	907	907
ASIF Global Financing
5.51%, 05/03/07[4]	503	503
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	3,269	3,269
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	7,293	7,293
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	12,825	12,826
BMW US Capital LLC
5.32%, 10/15/07[4]	5,029	5,029
BNP Paribas
5.36%, 05/18/07[4]	9,304	9,304
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	3,671	3,671
CC USA Inc.
5.37%, 07/30/07[4]	2,515	2,515
Commodore CDO Ltd.
5.47%, 06/12/07[4]	1,257	1,257
Credit Agricole SA
5.34%, 07/23/07	5,029	5,029

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2006

Security	Principal	Value
Credit Suisse First Boston NY
5.38%, 04/24/07	$2,515	$2,515
Cullinan Finance Corp.
5.36%, 04/25/07[4]	1,257	1,257
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	1,257	1,257
DEPFA Bank PLC
5.43%, 09/14/07	5,029	5,029
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	5,784	5,784
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	5,029	5,029
Fifth Third Bancorp
5.30%, 11/23/07[4]	10,059	10,059
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	5,029	5,028
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	5,281	5,282
Granite Master Issuer PLC
5.29%, 08/20/07[4]	17,603	17,603
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	4,023	4,024
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	7,544	7,545
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	5,029	5,029
Holmes Financing PLC
5.29%, 07/16/07[4]	8,801	8,801
JP Morgan Chase & Co.
5.29%, 08/02/07	3,772	3,772
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	3,772	3,772
Kestrel Funding LLC
5.30%, 07/11/07[4]	2,012	2,012
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	3,018	3,018
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	5,242	5,242
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	5,532	5,532
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	1,992	1,992
Marshall & Ilsley Bank
5.30%, 10/15/07	2,766	2,766
Master Funding LLC
5.35%, 04/25/07[4]	4,526	4,526
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	7,544	7,544
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	503	503
Monumental Global Funding II
5.38%, 12/27/06[4]	1,006	1,006
Mound Financing PLC
5.29%, 05/08/07[4]	4,728	4,728
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	18,106	18,106
National City Bank of Indiana
5.37%, 05/21/07	2,515	2,515
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	16,597	16,599
Newcastle Ltd.
5.34%, 04/24/07[4]	1,773	1,773
Northern Rock PLC
5.36%, 08/03/07[4]	6,035	6,035
Northlake CDO I
5.46%, 09/06/07[4]	1,509	1,509
Principal Life Global Funding I
5.82%, 02/08/07	2,263	2,266
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	7,293	7,292

88	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2006

Security	Principal	Value
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	$5,029	$5,029
Strips III LLC
5.37%, 07/24/07[4]	1,156	1,156
SunTrust Bank
5.29%, 05/01/07	5,029	5,030
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	12,272	12,271
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	7,041	7,041
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	6,740	6,739
Wachovia Bank N.A.
5.36%, 05/22/07	10,059	10,059
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	3,772	3,774
Wells Fargo & Co.
5.33%, 11/15/07[4]	2,515	2,515
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	3,772	3,772
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	15,088	15,086
Wind Master Trust
5.31%, 07/25/07[4]	2,012	2,012

		337,789

TOTAL SHORT-TERM INVESTMENTS (Cost: $845,288)		845,288

TOTAL INVESTMENTS IN SECURITIES – 99.29% (Cost: $381,127,852)		370,308,190
Other Assets, Less Liabilities – 0.71%		2,635,715

NET ASSETS – 100.00%		$372,943,905

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	89

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2006

	iShares Dow Jones U.S.
	Total Market Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$411,989,860	$755,868,453	$1,314,332,221	$624,361,753

Affiliated issuers[a]	$783,263	$752,913	$832,542	$—

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$525,128,141	$821,384,484	$1,326,100,493	$649,162,972
Affiliated issuers[a]	783,263	752,913	832,542	—
Receivables:
Investment securities sold	189,102	9,070,827	—	785,160
Dividends and interest	417,326	429,906	779,985	39,783
Capital shares sold	—	—	—	4,320

Total Assets	526,517,832	831,638,130	1,327,713,020	649,992,235

LIABILITIES
Payables:
Investment securities purchased	485,068	9,241,030	—	—
Collateral for securities on loan (Note 5)	1,782,094	1,946,961	3,185,978	3,089,856
Due to bank	—	—	—	177,289
Investment advisory fees (Note 2)	87,491	330,233	536,314	270,044

Total Liabilities	2,354,653	11,518,224	3,722,292	3,537,189

NET ASSETS	$524,163,179	$820,119,906	$1,323,990,728	$646,455,046

Net assets consist of:
Paid-in capital	$419,393,476	$684,316,583	$1,324,804,810	$672,740,558
Undistributed (distributions in excess of) net investment income	675,749	100,374	281,771	(270,239)
Undistributed net realized gain (accumulated net realized loss)	(9,044,327)	70,186,918	(12,864,125)	(50,816,492)
Net unrealized appreciation	113,138,281	65,516,031	11,768,272	24,801,219

NET ASSETS	$524,163,179	$820,119,906	$1,323,990,728	$646,455,046

Shares outstanding	7,850,000	8,500,000	20,050,000	12,150,000

Net asset value per share	$66.77	$96.48	$66.03	$53.21

[a]	See Note 2.

[b]	Securities on loan with market values of $1,732,813, $1,906,206, $3,093,669 and $3,017,970, respectively. See Note 5.

See notes to the financial statements.

90	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2006

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	Select Dividend Index Fund	Transportation Average Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$848,698,006	$660,541,628	$6,233,811,037	$380,901,858

Affiliated issuers[a]	$1,420,428	$889,918	$251,268,032	$225,994

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$921,026,813	$774,548,225	$7,003,500,902	$370,082,196
Affiliated issuers[a]	1,420,428	889,918	248,098,017	225,994
Receivables:
Investment securities sold	1,122,331	—	—	3,395,015
Dividends and interest	4,214,825	852,396	19,076,917	4,962
Capital shares sold	3,117	—	580,268	9,470

Total Assets	927,787,514	776,290,539	7,271,256,104	373,717,637

LIABILITIES
Payables:
Investment securities purchased	5,806,034	—	25,055,780	—
Collateral for securities on loan (Note 5)	76,470,277	8,176,798	15,078,502	619,294
Capital shares redeemed	34,325	—	—	—
Investment advisory fees (Note 2)	355,452	310,320	2,386,081	154,438

Total Liabilities	82,666,088	8,487,118	42,520,363	773,732

NET ASSETS	$845,121,426	$767,803,421	$7,228,735,741	$372,943,905

Net assets consist of:
Paid-in capital	$773,169,532	$628,333,689	$6,495,231,255	$369,717,090
Undistributed (distributions in excess of) net investment income	3,901,027	61,106	15,161,330	(185,907)
Undistributed net realized gain (accumulated net realized loss)	(4,277,940)	25,402,029	(48,176,694)	14,232,384
Net unrealized appreciation (depreciation)	72,328,807	114,006,597	766,519,850	(10,819,662)

NET ASSETS	$845,121,426	$767,803,421	$7,228,735,741	$372,943,905

Shares outstanding	29,500,000	8,800,000	105,200,000	4,400,000

Net asset value per share	$28.65	$87.25	$68.71	$84.76

[a]	See Note 2.

[b]	Securities on loan with market values of $74,719,905, $7,887,746, $14,600,332 and $598,810, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	91

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2006

	iShares Dow Jones U.S.
	Total Market Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$4,270,680	$7,738,068	$8,887,737	$1,710,311
Interest from affiliated issuers[b]	13,673	15,805	21,191	9,853
Securities lending income	13,365	2,373	15,603	3,455

Total investment income	4,297,718	7,756,246	8,924,531	1,723,619

EXPENSES
Investment advisory fees (Note 2)	498,703	2,195,562	2,882,106	1,308,080

Total expenses	498,703	2,195,562	2,882,106	1,308,080

Net investment income	3,799,015	5,560,684	6,042,425	415,539

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(129,731)	(1,698,330)	(7,824,420)	(4,767,389)
In-kind redemptions	7,538,597	75,996,507	12,001,607	22,234,513

Net realized gain	7,408,866	74,298,177	4,177,187	17,467,124

Net change in unrealized appreciation (depreciation)	13,361,840	(89,417,881)	73,330,345	2,541,356

Net realized and unrealized gain (loss)	20,770,706	(15,119,704)	77,507,532	20,008,480

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,569,721	$(9,559,020)	$83,549,957	$20,424,019

[a]	Net of foreign withholding tax of $1,178, $—, $11,652 and $—, respectively.

[b]	See Note 2.

See notes to the financial statements.

92	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2006

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	Select Dividend Index Fund	Transportation Average Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$12,161,019	$11,204,022	$116,691,237	$1,717,300
Dividends from affiliated issuers[b]	—	—	4,002,852	—
Interest from affiliated issuers[b]	16,954	22,908	347,464	7,459
Securities lending income	9,289	5,498	1,072,465	45,942

Total investment income	12,187,262	11,232,428	122,114,018	1,770,701

EXPENSES
Investment advisory fees (Note 2)	1,716,169	1,697,887	12,996,803	884,250

Total expenses	1,716,169	1,697,887	12,996,803	884,250

Net investment income	10,471,093	9,534,541	109,117,215	886,451

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(176,803)	(2,504,544)	(2,436,020)	(4,089,802)
Investments in affiliated issuers[b]	—	—	(190,456)	—
In-kind redemptions	30,391,986	54,819,325	16,524,704	20,250,562

Net realized gain	30,215,183	52,314,781	13,898,228	16,160,760

Net change in unrealized appreciation (depreciation)	58,769,182	37,056,822	463,128,228	(22,192,242)

Net realized and unrealized gain (loss)	88,984,365	89,371,603	477,026,456	(6,031,482)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$99,455,458	$98,906,144	$586,143,671	$(5,145,031)

[a]	Net of foreign withholding tax of $85,508, $—, $— and $—, respectively.

[b]	See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	93

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Total Market Index Fund		iShares Dow Jones U.S. Energy Sector Index Fund		iShares Dow Jones U.S. Healthcare Sector Index Fund
	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,799,015	$7,704,403	$5,560,684	$8,088,786	$6,042,425	$9,686,368
Net realized gain	7,408,866	17,936,138	74,298,177	219,582,951	4,177,187	108,183,659
Net change in unrealized appreciation (depreciation)	13,361,840	49,413,263	(89,417,881)	13,862,223	73,330,345	(87,402,172)

Net increase (decrease) in net assets resulting from operations	24,569,721	75,053,804	(9,559,020)	241,533,960	83,549,957	30,467,855

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,777,026)	(7,463,774)	(5,460,310)	(8,149,230)	(5,959,398)	(9,608,950)

Total distributions to shareholders	(3,777,026)	(7,463,774)	(5,460,310)	(8,149,230)	(5,959,398)	(9,608,950)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,674,569	67,643,728	115,088,316	534,196,649	163,372,924	516,653,049
Cost of shares redeemed	(18,605,495)	(40,834,224)	(234,645,900)	(451,657,423)	(94,002,031)	(529,765,459)

Net increase (decrease) in net assets from capital share transactions	(5,930,926)	26,809,504	(119,557,584)	82,539,226	69,370,893	(13,112,410)

INCREASE (DECREASE) IN NET ASSETS	14,861,769	94,399,534	(134,576,914)	315,923,956	146,961,452	7,746,495
NET ASSETS
Beginning of period	509,301,410	414,901,876	954,696,820	638,772,864	1,177,029,276	1,169,282,781

End of period	$524,163,179	$509,301,410	$820,119,906	$954,696,820	$1,323,990,728	$1,177,029,276

Undistributed net investment income included in net assets at end of period	$675,749	$653,760	$100,374	$—	$281,771	$198,744

SHARES ISSUED AND REDEEMED
Shares sold	200,000	1,100,000	1,200,000	6,000,000	2,550,000	8,250,000
Shares redeemed	(300,000)	(650,000)	(2,550,000)	(5,200,000)	(1,550,000)	(8,550,000)

Net increase (decrease) in shares outstanding	(100,000)	450,000	(1,350,000)	800,000	1,000,000	(300,000)

See notes to the financial statements.

94	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Technology Sector Index Fund		iShares Dow Jones U.S. Telecommunications Sector Index Fund		iShares Dow Jones U.S. Utilities Index Fund
	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$415,539	$(177,518)	$10,471,093	$17,878,732	$9,534,541	$20,472,064
Net realized gain	17,467,124	6,139,003	30,215,183	23,133,159	52,314,781	80,705,430
Net change in unrealized appreciation (depreciation)	2,541,356	72,486,878	58,769,182	22,706,578	37,056,822	(50,321,452)

Net increase in net assets resulting from operations	20,424,019	78,448,363	99,455,458	63,718,469	98,906,144	50,856,042

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(704,381)	—	(9,132,096)	(17,137,093)	(10,196,959)	(20,282,959)
Return of capital	—	(322,925)	—	—	—	—

Total distributions to shareholders	(704,381)	(322,925)	(9,132,096)	(17,137,093)	(10,196,959)	(20,282,959)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	148,605,206	170,770,247	373,511,116	535,187,249	194,663,530	263,163,008
Cost of shares redeemed	(79,734,250)	(86,036,156)	(165,988,343)	(347,871,389)	(191,050,497)	(264,122,931)

Net increase (decrease) in net assets from capital share transactions	68,870,956	84,734,091	207,522,773	187,315,860	3,613,033	(959,923)

INCREASE IN NET ASSETS	88,590,594	162,859,529	297,846,135	233,897,236	92,322,218	29,613,160
NET ASSETS
Beginning of period	557,864,452	395,004,923	547,275,291	313,378,055	675,481,203	645,868,043

End of period	$646,455,046	$557,864,452	$845,121,426	$547,275,291	$767,803,421	$675,481,203

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(270,239)	$18,603	$3,901,027	$2,562,030	$61,106	$723,524

SHARES ISSUED AND REDEEMED
Shares sold	2,950,000	3,400,000	14,150,000	22,300,000	2,400,000	3,400,000
Shares redeemed	(1,550,000)	(1,850,000)	(6,050,000)	(14,550,000)	(2,400,000)	(3,450,000)

Net increase (decrease) in shares outstanding	1,400,000	1,550,000	8,100,000	7,750,000	—	(50,000)

See notes to the financial statements.

FINANCIAL STATEMENTS	95

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones Select Dividend Index Fund		iShares Dow Jones Transportation Average Index Fund
	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$109,117,215	$234,073,262	$886,451	$713,202
Net realized gain	13,898,228	281,768,340	16,160,760	31,846,390
Net change in unrealized appreciation (depreciation)	463,128,228	175,388,430	(22,192,242)	20,156,318

Net increase (decrease) in net assets resulting from operations	586,143,671	691,230,032	(5,145,031)	52,715,910

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(112,841,823)	(218,655,259)	(1,072,358)	(713,202)
Return of capital	—	—	—	(161,077)

Total distributions to shareholders	(112,841,823)	(218,655,259)	(1,072,358)	(874,279)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	647,145,781	1,297,046,414	738,665,303	563,541,364
Cost of shares redeemed	(149,415,430)	(1,883,397,405)	(652,628,830)	(430,097,915)

Net increase (decrease) in net assets from capital share transactions	497,730,351	(586,350,991)	86,036,473	133,443,449

INCREASE (DECREASE) IN NET ASSETS	971,032,199	(113,776,218)	79,819,084	185,285,080
NET ASSETS
Beginning of period	6,257,703,542	6,371,479,760	293,124,821	107,839,741

End of period	$7,228,735,741	$6,257,703,542	$372,943,905	$293,124,821

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$15,161,330	$18,885,938	$(185,907)	$—

SHARES ISSUED AND REDEEMED
Shares sold	9,850,000	20,950,000	9,000,000	7,700,000
Shares redeemed	(2,350,000)	(30,150,000)	(8,100,000)	(5,950,000)

Net increase (decrease) in shares outstanding	7,500,000	(9,200,000)	900,000	1,750,000

See notes to the financial statements.

96	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Total Market Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)		Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of period	$64.06		$55.32	$52.57	$42.83	$50.47	$57.93

Income from investment operations:
Net investment income	0.48[a]		0.98	0.99	0.70	0.63	0.57
Net realized and unrealized gain (loss)[b]	2.71		8.71	2.72	9.74	(7.66)	(7.46)

Total from investment operations	3.19		9.69	3.71	10.44	(7.03)	(6.89)

Less distributions from:
Net investment income	(0.48)		(0.95)	(0.96)	(0.70)	(0.61)	(0.57)

Total distributions	(0.48)		(0.95)	(0.96)	(0.70)	(0.61)	(0.57)

Net asset value, end of period	$66.77		$64.06	$55.32	$52.57	$42.83	$50.47

Total return	5.04	% [c]	17.63%	7.05%	24.50%	(13.89)%	(11.93)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$524,163		$509,301	$414,902	$381,157	$175,596	$121,140
Ratio of expenses to average net assets[d]	0.20%		0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.52%		1.63%	1.81%	1.49%	1.57%	1.15%
Portfolio turnover rate[e]	2%		5%	6%	5%	14%	5%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Energy Sector Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of period	$96.92	$70.58	$53.21	$39.19	$48.74	$57.01

Income from investment operations:
Net investment income	0.58[a]	0.85	0.73	0.70	0.71	0.63
Net realized and unrealized gain (loss)[b]	(0.45)	26.35	17.40	14.04	(9.56)	(8.26)

Total from investment operations	0.13	27.20	18.13	14.74	(8.85)	(7.63)

Less distributions from:
Net investment income	(0.57)	(0.86)	(0.76)	(0.70)	(0.70)	(0.64)
Return of capital	—	—	—	(0.02)	—	—

Total distributions	(0.57)	(0.86)	(0.76)	(0.72)	(0.70)	(0.64)

Net asset value, end of period	$96.48	$96.92	$70.58	$53.21	$39.19	$48.74

Total return	0.19%[c]	38.69%	34.26%	37.90%	(18.22)%	(13.34)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$820,120	$954,697	$638,773	$348,524	$111,684	$104,797
Ratio of expenses to average net assets[d]	0.48%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.22%	1.00%	1.16%	1.42%	1.79%	1.32%
Portfolio turnover rate[e]	3%	2%	3%	2%	9%	18%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

98	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Sector Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of period	$61.79	$60.43	$58.99	$50.80	$56.92	$61.87

Income from investment operations:
Net investment income	0.32[a]	0.46	0.42	0.40	0.39	0.26
Net realized and unrealized gain (loss)[b]	4.23	1.36	1.44	8.19	(6.13)	(4.94)

Total from investment operations	4.55	1.82	1.86	8.59	(5.74)	(4.68)

Less distributions from:
Net investment income	(0.31)	(0.46)	(0.42)	(0.40)	(0.38)	(0.27)

Total distributions	(0.31)	(0.46)	(0.42)	(0.40)	(0.38)	(0.27)

Net asset value, end of period	$66.03	$61.79	$60.43	$58.99	$50.80	$56.92

Total return	7.40%[c]	2.99%	3.18%	16.96%	(10.06)%	(7.60)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,323,991	$1,177,029	$1,169,283	$651,797	$378,489	$236,233
Ratio of expenses to average net assets[d]	0.48%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	1.01%	0.75%	0.74%	0.71%	0.80%	0.45%
Portfolio turnover rate[e]	2%	4%	4%	4%	9%	3%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Technology Sector Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of period	$51.89	$42.94	$44.49	$35.34	$43.41	$63.42

Income from investment operations:
Net investment income (loss)	0.04[a]	(0.01)	0.72	(0.10)	(0.05)	(0.16)
Net realized and unrealized gain (loss)[b]	1.34	9.00	(1.53)	9.25	(8.02)	(19.85)

Total from investment operations	1.38	8.99	(0.81)	9.15	(8.07)	(20.01)

Less distributions from:
Net investment income	(0.06)	—	(0.71)	—	—	—
Return of capital	—	(0.04)	(0.03)	—	—	—

Total distributions	(0.06)	(0.04)	(0.74)	—	—	—

Net asset value, end of period	$53.21	$51.89	$42.94	$44.49	$35.34	$43.41

Total return	2.69%[c]	20.94%	(2.01)%	25.89%	(18.59)%	(31.55)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$646,455	$557,864	$395,005	$322,536	$231,501	$141,073
Ratio of expenses to average net assets[d]	0.48%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets[d]	0.15%	(0.04)%	1.78%	(0.22)%	(0.22)%	(0.41)%
Portfolio turnover rate[e]	2%	7%	9%	5%	15%	8%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

100	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Telecommunications Sector Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of period	$25.57	$22.96	$21.58	$18.43	$22.38	$38.35

Income from investment operations:
Net investment income	0.39 [a]	0.87 [a]	0.64	0.45	0.34	0.29
Net realized and unrealized gain (loss)[b]	3.00	2.55	1.35	3.15	(3.98)	(15.98)

Total from investment operations	3.39	3.42	1.99	3.60	(3.64)	(15.69)

Less distributions from:
Net investment income	(0.31)	(0.81)	(0.61)	(0.45)	(0.31)	(0.28)

Total distributions	(0.31)	(0.81)	(0.61)	(0.45)	(0.31)	(0.28)

Net asset value, end of period	$28.65	$25.57	$22.96	$21.58	$18.43	$22.38

Total return	13.35%[c]	15.24%	9.26%	19.71%	(16.22)%	(41.12)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$845,121	$547,275	$313,378	$215,757	$126,245	$51,463
Ratio of expenses to average net assets[d]	0.48%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	2.93%	3.63%	2.97%	2.27%	2.27%	1.05%
Portfolio turnover rate[e]	6%	25%	10%	22%	23%	43%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Utilities Sector Index Fund
	Six months Ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002
Net asset value, beginning of period	$76.76	$72.98	$57.58	$49.11	$65.75	$85.95

Income from investment operations:
Net investment income	1.11 [a]	2.20	1.99	1.87	2.04	1.89
Net realized and unrealized gain (loss)[b]	10.54	3.76	15.41	8.47	(16.61)	(20.25)

Total from investment operations	11.65	5.96	17.40	10.34	(14.57)	(18.36)

Less distributions from:
Net investment income	(1.16)	(2.18)	(2.00)	(1.87)	(2.07)	(1.84)

Total distributions	(1.16)	(2.18)	(2.00)	(1.87)	(2.07)	(1.84)

Net asset value, end of period	$87.25	$76.76	$72.98	$57.58	$49.11	$65.75

Total return	15.32%[c]	8.16%	30.71%	21.28%	(22.16)%	(21.38)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$767,803	$675,481	$645,868	$440,490	$329,055	$180,818
Ratio of expenses to average net assets[d]	0.48%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	2.70%	2.82%	3.10%	3.41%	4.15%	2.89%
Portfolio turnover rate[e]	4%	5%	7%	7%	15%	8%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

102	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Select Dividend Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Period from Nov. 3, 2003[a] to Apr. 30, 2004
Net asset value, beginning of period	$64.05	$59.60	$53.64	$50.51

Income from investment operations:
Net investment income	1.10[b]	2.12	1.92	0.76
Net realized and unrealized gain[c]	4.69	4.29	5.94	3.12

Total from investment operations	5.79	6.41	7.86	3.88

Less distributions from:
Net investment income	(1.13)	(1.96)	(1.90)	(0.75)

Total distributions	(1.13)	(1.96)	(1.90)	(0.75)

Net asset value, end of period	$68.71	$64.05	$59.60	$53.64

Total return	9.16%[d]	10.88%	14.81%	7.70%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,228,736	$6,257,704	$6,371,480	$1,939,177
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	3.36%	3.35%	3.39%	3.43%
Portfolio turnover rate[f]	2%	14%	20%	2%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Transportation Average Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Year ended Apr. 30, 2005	Period from Oct. 6, 2003[a] to Apr. 30, 2004
Net asset value, beginning of period	$83.75	$61.62	$51.90	$50.22

Income from investment operations:
Net investment income	0.20 [b]	0.32	0.34	0.39
Net realized and unrealized gain[c]	1.05	22.18	9.74	1.72

Total from investment operations	1.25	22.50	10.08	2.11

Less distributions from:
Net investment income	(0.24)	(0.30)	(0.33)	(0.32)
Return of capital	—	(0.07)	(0.03)	(0.11)

Total distributions	(0.24)	(0.37)	(0.36)	(0.43)

Net asset value, end of period	$84.76	$83.75	$61.62	$51.90

Total return	1.50%[d]	36.65%	19.42%	4.19%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$372,944	$293,125	$107,840	$23,354
Ratio of expenses to average net assets[e]	0.48%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	0.48%	0.39%	0.54%	0.43%
Portfolio turnover rate[f]	5%	10%	5%	4%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

104	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of October 31, 2006, the Trust offered 92 investment portfolios or funds.

These financial statements relate only to the iShares Dow Jones U.S. Total Market, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector, iShares Dow Jones Select Dividend and iShares Dow Jones Transportation Average Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Dow Jones U.S. Total Market and iShares Dow Jones Select Dividend Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is

NOTES TO THE FINANCIAL STATEMENTS	105

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2006.

The Funds had tax basis net capital loss carryforwards as of April 30, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Dow Jones U.S. Total Market	$1,633,292	$2,507,100	$728,202	$1,282,114	$—	$6,150,708
Dow Jones U.S. Energy Sector	—	2,929,194	124,959	—	—	3,054,153
Dow Jones U.S. Healthcare Sector	—	—	799,884	—	519,297	1,319,181
Dow Jones U.S. Technology Sector	3,803,426	10,610,555	1,952,962	2,052,426	3,556,590	21,975,959
Dow Jones U.S. Telecommunications Sector	9,769,390	12,363,187	998,718	376,854	—	23,508,149
Dow Jones U.S. Utilities Sector	—	4,938,451	8,539,740	1,702,578	—	15,180,769
Dow Jones Select Dividend	—	—	—	842,993	30,488,444	31,331,437
Dow Jones Transportation Average	—	—	—	206,601	1,535,209	1,741,810

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2006, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2006 are disclosed in the Funds’ Statements of Operations.

106	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Total Market	$423,069,143	$118,062,019	$(15,219,758)	$102,842,261
Dow Jones U.S. Energy Sector	758,194,107	75,064,697	(11,121,407)	63,943,290
Dow Jones U.S. Healthcare Sector	1,332,266,035	75,182,424	(80,515,424)	(5,333,000)
Dow Jones U.S. Technology Sector	663,992,384	31,232,565	(46,061,977)	(14,829,412)
Dow Jones U.S. Telecommunications Sector	854,332,454	80,122,326	(12,007,539)	68,114,787
Dow Jones U.S. Utilities Sector	668,737,830	107,157,344	(457,031)	106,700,313
Dow Jones Select Dividend	6,506,181,796	895,330,596	(149,913,473)	745,417,123
Dow Jones Transportation Average	383,363,994	4,227,504	(17,283,308)	(13,055,804)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Dow Jones U.S. Total Market	0.20%
Dow Jones U.S. Energy Sector	0.48
Dow Jones U.S. Healthcare Sector	0.48
Dow Jones U.S. Technology Sector	0.48
Dow Jones U.S. Telecommunications Sector	0.48
Dow Jones U.S. Utilities Sector	0.48
Dow Jones Select Dividend	0.40
Dow Jones Transportation Average	0.48

NOTES TO THE FINANCIAL STATEMENTS	107

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Prior to May 1, 2006, BGFA was entitled to receive an annual investment advisory fee of 0.60% from each of the iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector and iShares Dow Jones Transportation Average Index Funds.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Total Market	$13,365
Dow Jones U.S. Energy Sector	2,373
Dow Jones U.S. Healthcare Sector	15,603
Dow Jones U.S. Technology Sector	3,455
Dow Jones U.S. Telecommunications Sector	9,289
Dow Jones U.S. Utilities Sector	5,498
Dow Jones Select Dividend	1,072,465
Dow Jones Transportation Average	45,942

Cross trades for the six months ended October 31, 2006, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

108	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, or issuers of which a Fund owns 5% or more of the outstanding voting securities, for the six months ended October 31, 2006.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
Dow Jones U.S. Total Market
IMMF	442	66,109	65,768	783	$783,263	$13,673	$—
Dow Jones U.S. Energy Sector
IMMF	743	77,532	77,522	753	752,913	15,805	—
Dow Jones U.S. Healthcare Sector
IMMF	392	104,032	103,591	833	832,542	21,191	—
Dow Jones U.S. Technology Sector
IMMF	196	48,436	48,632	—	—	9,853	—
Dow Jones U.S. Telecommunications Sector
IMMF	515	78,505	77,600	1,420	1,420,428	16,954	—
Dow Jones U.S. Utilities Sector
IMMF	779	109,532	109,421	890	889,918	22,908	—
Dow Jones Select Dividend
IMMF	—	1,698,725	1,675,104	23,621	23,621,261	347,464	—
Citizens Banking Corp.	2,122	206	66	2,262	58,738,037	650,880	(330,506)
Nicor Inc.	2,294	225	71	2,448	112,523,914	2,167,501	411,238
Universal Corp.	1,354	133	42	1,445	53,214,805	1,184,471	(271,188)
Dow Jones Transportation Average
IMMF	14	36,886	36,674	226	225,994	7,459	—

As of October 31, 2006, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2006 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Total Market	$9,509,887	$9,460,673
Dow Jones U.S. Energy Sector	23,837,682	24,128,372
Dow Jones U.S. Healthcare Sector	24,570,689	24,809,306

NOTES TO THE FINANCIAL STATEMENTS	109

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Technology Sector	$12,506,053	$13,119,861
Dow Jones U.S. Telecommunications Sector	40,965,906	40,450,331
Dow Jones U.S. Utilities Sector	26,433,457	27,700,984
Dow Jones Select Dividend	166,498,445	121,552,242
Dow Jones Transportation Average	17,454,804	21,378,312

In-kind transactions (see Note 4) for the six months ended October 31, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Total Market	$12,643,253	$18,512,112
Dow Jones U.S. Energy Sector	115,022,749	234,458,094
Dow Jones U.S. Healthcare Sector	163,171,125	93,926,274
Dow Jones U.S. Technology Sector	148,383,812	79,624,997
Dow Jones U.S. Telecommunications Sector	372,790,051	164,932,536
Dow Jones U.S. Utilities Sector	194,078,710	190,350,464
Dow Jones Select Dividend	592,604,581	143,906,484
Dow Jones Transportation Average	737,714,877	651,541,261

4. CAPITAL SHARE TRANSACTIONS

As of October 31, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of October 31, 2006, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA.

110	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of October 31, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

NOTES TO THE FINANCIAL STATEMENTS	111

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 14-15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board also reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year, and “last quarter” periods ended March 31, 2006, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indices similar to those tracked by the Funds, the Lipper Peer Groups included mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, however, certain of the Funds may have under performed or out performed funds in their respective Lipper Peer Groups over relevant periods, but any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the funds in their respective Lipper Peer Groups.

112	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Peer Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. In addition, the Board noted its recent consideration and approval of the reduction in the investment advisory fee rates for certain of the iShares Dow Jones series sector Funds at its meeting held on March 9, 2006. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that further reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	113

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

114	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	115

Notes:

116	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	117

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange LLC, Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. “Goldman Sachs®” is a trademark of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Semi-Annual Report.

3710-iS-1106

118	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-003-11006

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

Performance as of October 31, 2006

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 10/31/06			Inception to 10/31/06			Inception to 10/31/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Large Core	16.70%	16.53%	16.96%	10.84%	10.81%	11.11%	27.29%	27.22%	27.96%
Morningstar Large Growth	6.44%	6.62%	6.73%	2.80%	2.78%	3.05%	6.69%	6.64%	7.29%
Morningstar Large Value	23.11%	23.04%	23.47%	16.04%	16.01%	16.36%	41.74%	41.67%	42.57%

Total returns for the periods since inception are calculated from the inception date of each Fund (6/28/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the period indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Large Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Core Index (the “Core Index”). The Core Index measures the performance of stocks issued by large-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities in the Core Index, which has a similar investment profile as the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2006 (the “reporting period”), the Core Fund returned 7.27%, while the Core Index returned 7.40%.

PORTFOLIO ALLOCATION

As of 10/31/06

Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.87%
Industrial	21.84
Financial	18.84
Technology	13.65
Consumer Cyclical	9.84
Communications	6.73
Basic Materials	2.02
Energy	1.66
Utilities	1.33
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
General Electric Co.	9.00%
Microsoft Corp.	6.28
Procter & Gamble Co.	4.96
Johnson & Johnson	4.94
American International Group Inc.	3.78
International Business Machines Corp.	3.47
Wal-Mart Stores Inc.	3.14
Wells Fargo & Co.	2.82
Hewlett-Packard Co.	2.66
Coca-Cola Co. (The)	2.48

TOTAL	43.53%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

The iShares Morningstar Large Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Growth Index (the “Growth Index”). The Growth Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities in the Growth Index, which has a similar investment profile as the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund returned 1.73%, while the Growth Index returned 1.88%.

PORTFOLIO ALLOCATION

As of 10/31/06

Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.28%
Communications	21.82
Technology	20.31
Consumer Cyclical	12.79
Energy	8.48
Industrial	7.05
Financial	4.17
Basic Materials	1.55
Utilities	0.45
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Cisco Systems Inc.	4.64%
Intel Corp.	3.88
PepsiCo Inc.	3.29
Google Inc. Class A	3.27
Amgen Inc.	2.80
Schlumberger Ltd.	2.32
Oracle Corp.	2.32
Apple Computer Inc.	2.15
UnitedHealth Group Inc.	2.05
Walt Disney Co. (The)	1.93

TOTAL	28.65%

The iShares Morningstar Large Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Value Index (the “Value Index”). The Value Index measures the performance of stocks issued by large-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities in the Value Index, which has a similar investment profile as the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 9.76%, while the Value Index returned 9.89%.

PORTFOLIO ALLOCATION

As of 10/31/06

Sector	Percentage of Net Assets
Financial	39.96%
Energy	18.61
Consumer Non-Cyclical	17.62
Communications	10.11
Utilities	7.72
Basic Materials	3.44
Consumer Cyclical	1.60
Industrial	0.53
Short-Term and Other Net Assets	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Exxon Mobil Corp.	10.76%
Citigroup Inc.	6.33
Bank of America Corp.	6.21
Pfizer Inc.	4.97
Altria Group Inc.	4.29
JP Morgan Chase & Co.	4.20
Chevron Corp.	3.76
AT&T Inc.	3.39
Verizon Communications Inc.	2.74
Wachovia Corp.	2.68

TOTAL	49.33%

2	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

Performance as of October 31, 2006

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 10/31/06			Inception to 10/31/06			Inception to 10/31/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Mid Core	18.35%	18.38%	18.78%	14.34%	14.32%	14.68%	36.93%	36.87%	37.78%
Morningstar Mid Growth	13.49%	14.58%	13.78%	15.03%	15.50%	15.40%	38.87%	40.22%	39.81%
Morningstar Mid Value	18.25%	18.50%	18.62%	16.98%	17.06%	17.22%	44.47%	44.70%	45.04%

Total returns for the periods since inception are calculated from the inception date of each Fund (6/28/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the period indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Mid Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Core Index (the “Core Index”). The Core Index measures the performance of stocks issued by mid-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities in the Core Index, which has a similar investment profile as the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2006 (the “reporting period”), the Core Fund returned 2.68%, while the Core Index returned 2.89%.

PORTFOLIO ALLOCATION

As of 10/31/06

Sector	Percentage of Net Assets
Industrial	22.29%
Financial	20.41
Consumer Non-Cyclical	15.92
Consumer Cyclical	15.53
Technology	9.54
Communications	7.18
Basic Materials	3.88
Energy	3.39
Utilities	1.08
Diversified	0.43
Short-Term and Other Net Assets	0.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Archstone-Smith Trust	1.28%
Boston Properties Inc.	1.22
Public Storage Inc.	1.14
Fisher Scientific International Inc.	1.06
Nordstrom Inc.	1.03
ITT Industries Inc.	1.01
Rockwell Collins Inc.	1.01
Parker Hannifin Corp.	1.00
E*TRADE Financial Corp.	1.00
L-3 Communications Holdings Inc.	0.99

TOTAL	10.74%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

The iShares Morningstar Mid Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Growth Index (the “Growth Index”). The Growth Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities in the Growth Index, which has a similar investment profile as the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund declined 3.71%, while the Growth Index declined 3.50%.

PORTFOLIO ALLOCATION

As of 10/31/06

Sector	Percentage of Net Assets
Consumer Non-Cyclical	21.83%
Technology	18.25
Communications	12.95
Industrial	11.92
Consumer Cyclical	11.04
Energy	10.99
Financial	9.11
Basic Materials	2.21
Utilities	1.44
Diversified	0.21
Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Rowe (T.) Price Group Inc.	1.32%
NVIDIA Corp.	1.30
Liberty Media Holding Corp. - Liberty Capital Group Series A	1.26
Intuit Inc.	1.17
Cognizant Technology Solutions Corp.	1.12
Hilton Hotels Corp.	1.10
Expeditors International Washington Inc.	1.07
KLA-Tencor Corp.	1.04
Noble Corp.	1.02
Precision Castparts Corp.	0.97

TOTAL	11.37%

The iShares Morningstar Mid Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Value Index (the “Value Index”). The Value Index measures the performance of stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities in the Value Index, which has a similar investment profile as the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 4.42%, while the Value Index returned 4.63%.

PORTFOLIO ALLOCATION

As of 10/31/06

Sector	Percentage of Net Assets
Financial	35.59%
Utilities	14.23
Consumer Cyclical	13.47
Consumer Non-Cyclical	9.90
Industrial	7.36
Basic Materials	6.96
Energy	5.29
Communications	3.81
Technology	3.18
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Host Hotels & Resorts Inc.	1.24%
Constellation Energy Group Inc.	1.15
CIT Group Inc.	1.07
Pitney Bowes Inc.	1.07
AmSouth Bancorp	1.02
Limited Brands Inc.	1.02
El Paso Corp.	0.98
Comerica Inc.	0.98
Computer Sciences Corp.	0.93
Xcel Energy Inc.	0.91

TOTAL	10.37%

4	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

Performance as of October 31, 2006

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 10/31/06			Inception to 10/31/06			Inception to 10/31/06
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Small Core	23.22%	23.38%	23.60%	16.47%	16.46%	16.83%	42.99%	42.94%	43.92%
Morningstar Small Growth	14.18%	14.30%	14.57%	9.11%	9.08%	9.44%	22.68%	22.60%	23.50%
Morningstar Small Value	19.61%	19.76%	20.03%	15.42%	15.41%	15.84%	39.98%	39.95%	41.06%

Total returns for the periods since inception are calculated from the inception date of each Fund (6/28/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the period indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Small Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Core Index (the “Core Index”). The Core Index measures the performance of stocks issued by small-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities in the Core Index, which has a similar investment profile as the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2006 (the “reporting period”), the Core Fund returned 1.70%, while the Core Index returned 1.85%.

PORTFOLIO ALLOCATION

As of 10/31/06

Sector	Percentage of Net Assets
Consumer Non-Cyclical	19.98%
Industrial	19.25
Financial	18.17
Consumer Cyclical	15.82
Technology	9.81
Energy	7.04
Communications	5.35
Basic Materials	3.52
Utilities	1.02
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Corrections Corp. of America	0.77%
Phillips-Van Heusen Corp.	0.70
Veritas DGC Inc.	0.67
Big Lots Inc.	0.67
Brocade Communications Systems Inc.	0.61
Home Properties Inc.	0.61
Parametric Technology Corp.	0.60
Hercules Inc.	0.58
Highwoods Properties Inc.	0.57
Texas Regional Bancshares Inc. Class A	0.55

TOTAL	6.33%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

The iShares Morningstar Small Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Growth Index (the “Growth Index”). The Growth Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities in the Growth Index, which has a similar investment profile as the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund declined 4.88%, while the Growth Index declined 4.72%.

PORTFOLIO ALLOCATION

As of 10/31/06

Sector	Percentage of Net Assets
Consumer Non-Cyclical	29.56%
Technology	14.08
Communications	13.93
Consumer Cyclical	13.48
Industrial	12.62
Energy	8.26
Financial	6.62
Basic Materials	1.24
Utilities	0.12
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Sotheby’s Holdings Inc. Class A	0.75%
Polycom Inc.	0.74
Digital River Inc.	0.70
Myogen Inc.	0.68
FLIR Systems Inc.	0.68
OSI Pharmaceuticals Inc.	0.67
Kansas City Southern Industries Inc.	0.66
Varian Semiconductor Equipment Associates Inc.	0.65
BioMed Realty Trust Inc.	0.64
Corporate Office Properties Trust	0.62

TOTAL	6.79%

The iShares Morningstar Small Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Value Index (the “Value Index”). The Value Index measures the performance of stocks issued by small-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities in the Value Index, which has a similar investment profile as the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund returned 4.06%, while the Value Index returned 4.25%.

PORTFOLIO ALLOCATION

As of 10/31/06

Sector	Percentage of Net Assets
Financial	35.87%
Consumer Cyclical	15.40
Consumer Non-Cyclical	10.43
Industrial	9.19
Utilities	9.08
Communications	8.03
Basic Materials	7.91
Technology	2.11
Energy	1.84
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/06

Security	Percentage of Net Assets
Windstream Corp.	2.01%
Nationwide Health Properties Inc.	0.72
Acuity Brands Inc.	0.68
KKR Financial Corp.	0.67
Post Properties Inc.	0.66
First Industrial Realty Trust Inc.	0.64
Nicor Inc.	0.63
Lear Corp.	0.63
Rent-A-Center Inc.	0.63
Jack in the Box Inc.	0.62

TOTAL	7.89%

6	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/06)	Ending Account Value (10/31/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/06 to 10/31/06)
Morningstar Large Core
Actual	$1,000.00	$1,072.70	0.20%	$1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Morningstar Large Growth
Actual	1,000.00	1,017.30	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28
Morningstar Large Value
Actual	1,000.00	1,097.60	0.25	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28
Morningstar Mid Core
Actual	1,000.00	1,026.80	0.25	1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28

SHAREHOLDER EXPENSES	7

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/06)	Ending Account Value (10/31/06)	Annualized Expense Ratio	Expenses Paid During Period [a] (5/1/06 to 10/31/06)
Morningstar Mid Growth
Actual	$1,000.00	$962.90	0.30%	$1.48
Hypothetical (5% return before expenses)	1,000.00	1,023.69	0.30	1.53
Morningstar Mid Value
Actual	1,000.00	1,044.20	0.30	1.55
Hypothetical (5% return before expenses)	1,000.00	1,023.69	0.30	1.53
Morningstar Small Core
Actual	1,000.00	1,017.00	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28
Morningstar Small Growth
Actual	1,000.00	951.20	0.30	1.48
Hypothetical (5% return before expenses)	1,000.00	1,023.69	0.30	1.53
Morningstar Small Value
Actual	1,000.00	1,040.60	0.30	1.54
Hypothetical (5% return before expenses)	1,000.00	1,023.69	0.30	1.53

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

8	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.78%
ADVERTISING – 0.43%
Omnicom Group Inc.	5,455	$553,410

		553,410
AEROSPACE & DEFENSE – 3.90%
General Dynamics Corp.	10,738	763,472
Lockheed Martin Corp.	10,778	936,932
Northrop Grumman Corp.	10,215	678,174
Raytheon Co.	14,276	713,086
United Technologies Corp.	29,771	1,956,550

		5,048,214
AGRICULTURE – 0.57%
Archer-Daniels-Midland Co.	19,131	736,543

		736,543
AUTO MANUFACTURERS – 0.36%
PACCAR Inc.	7,955	471,016

		471,016
AUTO PARTS & EQUIPMENT – 0.39%
Johnson Controls Inc.	6,180	503,917

		503,917
BANKS – 4.81%
M&T Bank Corp.	2,555	311,225
Marshall & Ilsley Corp.	6,928	332,128
Mellon Financial Corp.	13,229	513,285
North Fork Bancorp Inc.	12,944	369,939
Northern Trust Corp.	6,191	363,535
State Street Corp.	10,635	683,086
Wells Fargo & Co.	100,724	3,655,274

		6,228,472
BEVERAGES – 2.48%
Coca-Cola Co. (The)	68,753	3,212,140

		3,212,140
BUILDING MATERIALS – 0.27%
Masco Corp.	12,637	349,413

		349,413
CHEMICALS – 1.40%
Air Products & Chemicals Inc.	6,610	460,519
Du Pont (E.I.) de Nemours and Co.	29,378	1,345,512

		1,806,031
COMMERCIAL SERVICES – 0.89%
Accenture Ltd.	18,445	607,025
Avis Budget Group Inc.	3,183	62,992
McKesson Corp.	9,727	487,225

		1,157,242
COMPUTERS – 6.60%
Hewlett-Packard Co.	89,044	3,449,565
International Business Machines Corp.	48,576	4,485,022
Sun Microsystems Inc.[1]	111,851	607,351

		8,541,938
COSMETICS & PERSONAL CARE – 6.12%
Avon Products Inc.	14,336	435,958
Colgate-Palmolive Co.	16,548	1,058,576
Procter & Gamble Co.	101,337	6,423,752

		7,918,286
DIVERSIFIED FINANCIAL SERVICES – 6.28%
American Express Co.	34,376	1,987,277
Goldman Sachs Group Inc. (The)	11,780	2,235,726
Lehman Brothers Holdings Inc.	17,270	1,344,297
Merrill Lynch & Co. Inc.	29,250	2,557,035

		8,124,335
ELECTRIC – 1.03%
Exelon Corp.	21,415	1,327,302

		1,327,302
ELECTRICAL COMPONENTS & EQUIPMENT – 0.86%
Emerson Electric Co.	13,122	1,107,497

		1,107,497
ENVIRONMENTAL CONTROL – 0.50%
Waste Management Inc.	17,275	647,467

		647,467
FOOD – 1.29%
Campbell Soup Co.	8,126	303,750
Hershey Co. (The)	5,201	275,185
Kellogg Co.	7,942	399,562
Sysco Corp.	19,822	693,374

		1,671,871

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2006

Security	Shares	Value
GAS – 0.30%
Sempra Energy	7,287	$386,502

		386,502
HEALTH CARE – PRODUCTS – 5.69%
Baxter International Inc.	21,026	966,565
Johnson & Johnson	94,906	6,396,664

		7,363,229
HEALTH CARE – SERVICES – 1.04%
Aetna Inc.	17,502	721,432
HCA Inc.	12,369	624,882

		1,346,314
HOUSEHOLD PRODUCTS & WARES – 0.29%
Fortune Brands Inc.	4,798	369,206

		369,206
INSURANCE – 6.46%
AFLAC Inc.	16,065	721,640
American International Group Inc.	72,753	4,886,819
Marsh & McLennan Companies Inc.	17,384	511,785
Principal Financial Group Inc.	8,569	484,063
Progressive Corp. (The)	23,080	557,844
Prudential Financial Inc.	15,491	1,191,723

		8,353,874
LEISURE TIME – 0.45%
Harley-Davidson Inc.	8,386	575,531

		575,531
MACHINERY – 0.98%
Caterpillar Inc.	20,939	1,271,207

		1,271,207
MANUFACTURING – 14.20%
Cooper Industries Ltd.	3,282	293,575
Eaton Corp.	4,781	346,288
General Electric Co.	331,855	11,651,429
Honeywell International Inc.	23,926	1,007,763
Illinois Tool Works Inc.	15,573	746,414
Ingersoll-Rand Co. Class A	10,234	375,690
Textron Inc.	3,393	308,525
3M Co.	22,107	1,742,916
Tyco International Ltd.	64,618	1,901,708

		18,374,308
MEDIA – 3.59%
Clear Channel Communications Inc.	14,595	508,636
News Corp. Class A	59,384	1,238,156
News Corp. Class B	16,588	360,623
Time Warner Inc.	126,877	2,538,809

		4,646,224
MINING – 0.62%
Alcoa Inc.	27,864	805,548

		805,548
OFFICE & BUSINESS EQUIPMENT – 0.38%
Xerox Corp.[1]	28,742	488,614

		488,614
OIL & GAS – 1.38%
Anadarko Petroleum Corp.	14,655	680,285
Apache Corp.	10,486	684,946
Chesapeake Energy Corp.	12,778	414,518

		1,779,749
PHARMACEUTICALS – 5.50%
Abbott Laboratories	49,118	2,333,596
Cardinal Health Inc.	13,343	873,299
Lilly (Eli) & Co.	30,874	1,729,253
Wyeth	42,595	2,173,623

		7,109,771
PIPELINES – 0.28%
Kinder Morgan Inc.	3,461	363,751

		363,751
REAL ESTATE INVESTMENT TRUSTS – 1.29%
Equity Office Properties Trust	11,138	473,365
Equity Residential	9,268	506,125
Simon Property Group Inc.	7,058	685,332

		1,664,822
RETAIL – 8.64%
Costco Wholesale Corp.	15,084	805,184
Federated Department Stores Inc.	17,591	772,421
Home Depot Inc.	65,985	2,463,220
McDonald’s Corp.	39,158	1,641,503
Penney (J.C.) Co. Inc.	6,500	488,995
TJX Companies Inc.	14,569	421,773

10	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2006

Security	Shares	Value
Wal-Mart Stores Inc.	82,439	$4,062,594
Yum! Brands Inc.	8,701	517,361

		11,173,051
SEMICONDUCTORS – 0.39%
Freescale Semiconductor Inc. Class A1	4,318	170,000
Freescale Semiconductor Inc. Class B1	8,588	337,766

		507,766
SOFTWARE – 6.28%
Microsoft Corp.	283,003	8,125,016

		8,125,016
TELECOMMUNICATIONS – 2.71%
Motorola Inc.	78,222	1,803,799
Sprint Nextel Corp.	90,999	1,700,771

		3,504,570
TRANSPORTATION – 1.13%
Norfolk Southern Corp.	13,179	692,820
Union Pacific Corp.	8,549	774,796

		1,467,616

TOTAL COMMON STOCKS (Cost: $118,904,711)		129,081,763

SHORT-TERM INVESTMENTS – 0.16%
MONEY MARKET FUNDS – 0.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[2,3]	208,440	208,440

		208,440

TOTAL SHORT-TERM INVESTMENTS (Cost: $208,440)		208,440

TOTAL INVESTMENTS IN SECURITIES – 99.94% (Cost: $119,113,151)		129,290,203
Other Assets, Less Liabilities – 0.06%		81,114

NET ASSETS – 100.00%		$129,371,317

[1]	Non-income earning security.

[2]	Affiliated issuer. See Note 2.

[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.90%
AEROSPACE & DEFENSE – 1.77%
Boeing Co. (The)	51,480	$4,111,193

		4,111,193
AGRICULTURE – 0.75%
Monsanto Co.	39,239	1,735,149

		1,735,149
AIRLINES – 0.37%
Southwest Airlines Co.	57,057	857,567

		857,567
APPAREL – 0.97%
Coach Inc.[1]	26,563	1,052,957
Nike Inc. Class B	12,933	1,188,284

		2,241,241
BEVERAGES – 3.29%
PepsiCo Inc.	120,463	7,642,173

		7,642,173
BIOTECHNOLOGY – 5.65%
Amgen Inc.[1]	85,518	6,491,671
Biogen Idec Inc.[1]	24,816	1,181,242
Celgene Corp.[1]	25,439	1,359,460
Genentech Inc.[1]	33,619	2,800,463
Genzyme Corp.[1]	18,722	1,263,922

		13,096,758
CHEMICALS – 0.61%
Praxair Inc.	23,578	1,420,574

		1,420,574
COAL – 0.35%
Peabody Energy Corp.	19,246	807,755

		807,755
COMMERCIAL SERVICES – 0.50%
Moody’s Corp.	17,385	1,152,625

		1,152,625
COMPUTERS – 6.07%
Apple Computer Inc.[1]	61,544	4,989,988
Dell Inc.[1]	145,621	3,542,959
Electronic Data Systems Corp.	37,862	959,044
EMC Corp.[1]	166,667	2,041,671
Network Appliance Inc.[1]	27,149	990,938
SanDisk Corp.[1]	14,145	680,374
Seagate Technology[1]	38,844	877,098

		14,082,072
DIVERSIFIED FINANCIAL SERVICES – 2.83%
Chicago Mercantile Exchange
Holdings Inc.	2,318	1,161,318
Franklin Resources Inc.	12,405	1,413,674
Legg Mason Inc.	9,521	857,080
Schwab (Charles) Corp. (The)	75,366	1,373,169
SLM Corp.	29,931	1,457,041
TD Ameritrade Holding Corp.	17,746	292,277

		6,554,559
ELECTRIC – 0.45%
AES Corp. (The)[1]	47,605	1,046,834

		1,046,834
ELECTRONICS – 0.47%
Agilent Technologies Inc.[1]	30,897	1,099,933

		1,099,933
ENTERTAINMENT – 0.45%
International Game Technology Inc.	24,418	1,038,009

		1,038,009
FOOD – 0.28%
Wrigley (William Jr.) Co.	12,478	648,232

		648,232
HEALTH CARE – PRODUCTS – 4.59%
Alcon Inc.	5,733	608,157
Becton, Dickinson & Co.	16,679	1,168,030
Boston Scientific Corp.[1]	98,483	1,566,865
Medtronic Inc.	83,811	4,079,919
St. Jude Medical Inc.[1]	25,603	879,463
Stryker Corp.	20,260	1,059,395
Zimmer Holdings Inc.[1]	17,901	1,289,051

		10,650,880
HEALTH CARE – SERVICES – 3.77%
Quest Diagnostics Inc.	11,117	552,960
UnitedHealth Group Inc.	97,686	4,765,123
WellPoint Inc.[1]	44,946	3,430,279

		8,748,362

12	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2006

Security	Shares	Value
INTERNET – 6.83%
Amazon.com Inc.[1]	21,995	$837,790
eBay Inc.[1]	76,567	2,460,098
Google Inc. Class A1	15,898	7,573,648
Liberty Media Holding Corp.–Liberty Interactive Group Series A1	48,619	1,073,021
Symantec Corp.[1]	71,626	1,421,060
Yahoo! Inc.[1]	93,925	2,473,984

		15,839,601
LEISURE TIME – 0.64%
Carnival Corp.	30,595	1,493,648

		1,493,648
LODGING – 1.71%
Harrah’s Entertainment Inc.	13,491	1,002,786
Las Vegas Sands Corp.[1]	7,559	575,996
Marriott International Inc. Class A	25,611	1,069,771
MGM Mirage[1]	8,847	380,598
Starwood Hotels & Resorts Worldwide Inc.	15,815	944,788

		3,973,939
MACHINERY – 0.31%
Rockwell Automation Inc.	11,440	709,280

		709,280
MANUFACTURING – 0.54%
Danaher Corp.	17,467	1,253,607

		1,253,607
MEDIA – 6.70%
Comcast Corp. Class A1	91,287	3,712,642
Comcast Corp. Class A Special[1]	52,017	2,105,648
DIRECTV Group Inc. (The)[1]	58,475	1,302,823
EchoStar Communications Corp.[1]	14,871	528,218
McGraw-Hill Companies Inc. (The)	25,516	1,637,362
Viacom Inc. Class A1	1,323	51,478
Viacom Inc. Class B1	44,625	1,736,805
Walt Disney Co. (The)	142,061	4,469,239

		15,544,215
MINING – 0.94%
Freeport-McMoRan Copper & Gold Inc.	13,700	828,576
Newmont Mining Corp.	30,088	1,362,084

		2,190,660
OIL & GAS – 2.55%
Diamond Offshore Drilling Inc.	4,393	304,127
EOG Resources Inc.	17,522	1,165,739
GlobalSantaFe Corp.	17,319	898,856
Nabors Industries Ltd.[1]	21,590	666,699
Transocean Inc.[1]	22,846	1,657,249
XTO Energy Inc.	26,402	1,231,917

		5,924,587
OIL & GAS SERVICES – 5.13%
Baker Hughes Inc.	23,851	1,646,912
BJ Services Co.	21,595	651,305
Halliburton Co.	74,375	2,406,031
National Oilwell Varco Inc.[1]	12,555	758,322
Schlumberger Ltd.	85,518	5,394,475
Weatherford International Ltd.[1]	25,220	1,036,038

		11,893,083
PHARMACEUTICALS – 4.45%
Allergan Inc.	11,149	1,287,709
Caremark Rx Inc.	32,082	1,579,397
Express Scripts Inc.[1]	8,407	535,694
Forest Laboratories Inc.[1]	23,244	1,137,561
Gilead Sciences Inc.[1]	33,129	2,282,588
Medco Health Solutions Inc.[1]	21,311	1,140,138
Schering-Plough Corp.	106,963	2,368,161

		10,331,248
PIPELINES – 0.45%
Williams Companies Inc.	43,181	1,054,912

		1,054,912
REAL ESTATE INVESTMENT TRUSTS – 1.34%
General Growth Properties Inc.	16,463	854,430
ProLogis	17,596	1,113,299
Vornado Realty Trust	9,539	1,137,526

		3,105,255
RETAIL – 8.65%
Bed Bath & Beyond Inc.[1]	20,506	826,187

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2006

Security	Shares	Value
Best Buy Co. Inc.	28,816	$1,592,084
CVS Corp.	58,739	1,843,230
Kohl’s Corp.[1]	22,020	1,554,612
Lowe’s Companies Inc.	112,320	3,385,325
Office Depot Inc.[1]	20,576	863,986
Staples Inc.	53,030	1,367,644
Starbucks Corp.[1]	55,723	2,103,543
Target Corp.	56,360	3,335,385
Walgreen Co.	73,396	3,205,937

		20,077,933
SEMICONDUCTORS – 8.49%
Advanced Micro Devices Inc.[1]	35,153	747,704
Analog Devices Inc.	26,247	835,180
Applied Materials Inc.	113,393	1,971,904
Broadcom Corp. Class A1	33,795	1,022,975
Intel Corp.	421,835	9,001,959
LinearTechnology Corp.	22,080	687,130
Marvell Technology Group Ltd.[1]	33,514	612,636
Maxim Integrated Products Inc.	23,330	700,133
Micron Technology Inc.[1]	52,488	758,452
Texas Instruments Inc.	111,143	3,354,296

		19,692,369
SOFTWARE – 5.75%
Adobe Systems Inc.[1]	41,997	1,606,385
Automatic Data Processing Inc.	41,811	2,067,136
CA Inc.	32,979	816,560
Electronic Arts Inc.[1]	22,005	1,163,844
First Data Corp.	55,151	1,337,412
Oracle Corp.[1]	291,996	5,393,166
Paychex Inc.	24,469	966,036

		13,350,539
TELECOMMUNICATIONS – 8.29%
American Tower Corp. Class A1	30,533	1,099,799
Cisco Systems Inc.[1]	446,071	10,763,693
Corning Inc.[1]	12,212	2,292,491
Juniper Networks Inc.[1]	41,037	706,657
QUALCOMM Inc.	119,798	4,359,449

		19,222,089
TRANSPORTATION – 3.96%
Burlington Northern Santa Fe Corp.	26,441	2,049,971
CSX Corp.	32,177	1,147,754
FedEx Corp.	20,675	2,368,114
United Parcel Service Inc. Class B	47,978	3,615,142

		9,180,981

TOTAL COMMON STOCKS (Cost: $222,689,753)		231,771,862

SHORT-TERM INVESTMENTS – 0.11%
MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[2,3]	252,386	252,386

		252,386

TOTAL SHORT-TERM INVESTMENTS (Cost: $252,386)		252,386

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $222,942,139)		232,024,248
Other Assets, Less Liabilities – (0.01)%		(16,961)

NET ASSETS – 100.00%		$232,007,287

[1]	Non-income earning security.

[2]	Affiliated issuer. See Note 2.

[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

14	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.59%
AGRICULTURE – 4.59%
Altria Group Inc.	210,157	$17,092,069
Reynolds American Inc.	19,109	1,206,924

		18,298,993
AUTO MANUFACTURERS – 0.81%
Ford Motor Co.	194,471	1,610,220
General Motors Corp.	46,132	1,610,929

		3,221,149
BANKS – 14.96%
Bank of America Corp.	459,744	24,766,409
Bank of New York Co. Inc. (The)	80,107	2,753,278
BB&T Corp.	54,752	2,382,807
Fifth Third Bancorp	50,430	2,009,635
KeyCorp	44,212	1,642,034
National City Corp.	60,742	2,262,639
PNC Financial Services Group	31,407	2,199,432
Regions Financial Corp.	49,047	1,861,334
SunTrust Banks Inc.	37,349	2,950,197
U.S. Bancorp	180,613	6,111,944
Wachovia Corp.	192,553	10,686,692

		59,626,401
BEVERAGES – 0.90%
Anheuser-Busch Companies Inc.	75,543	3,582,249

		3,582,249
CHEMICALS – 1.56%
Dow Chemical Co. (The)	100,229	4,088,341
PPG Industries Inc.	18,388	1,257,739
Rohm & Haas Co.	16,729	866,897

		6,212,977
DIVERSIFIED FINANCIAL SERVICES – 17.20%
Ameriprise Financial Inc.	24,245	1,248,617
Bear Stearns Companies Inc. (The)	12,396	1,876,135
Capital One Financial Corp.	32,289	2,561,486
Citigroup Inc.	502,748	25,217,840
Countrywide Financial Corp.	64,466	2,457,444
Federal Home Loan Mortgage Corp.	71,308	4,919,539
Federal National Mortgage Association	99,552	5,899,452
JP Morgan Chase & Co.	352,582	16,726,490
Morgan Stanley	100,255	7,662,490

		68,569,493
ELECTRIC – 7.72%
Ameren Corp.	22,827	1,234,941
American Electric Power Co. Inc.	42,614	1,765,498
Consolidated Edison Inc.	27,252	1,317,634
Dominion Resources Inc.	37,066	3,001,975
Duke Energy Corp.	128,265	4,058,305
Edison International	32,948	1,464,209
Entergy Corp.	22,359	1,919,073
FirstEnergy Corp.	35,267	2,075,463
FPL Group Inc.	39,998	2,039,898
PG&E Corp.	37,604	1,622,237
PPL Corp.	41,846	1,444,524
Progress Energy Inc.	27,985	1,287,310
Public Service Enterprise Group Inc.	27,250	1,663,612
Southern Co. (The)	78,209	2,846,808
TXU Corp.	48,398	3,055,366

		30,796,853
FOOD – 2.60%
ConAgra Foods Inc.	56,983	1,490,105
General Mills Inc.	36,650	2,082,453
Heinz (H.J.) Co.	34,381	1,449,503
Kraft Foods Inc.	24,069	827,974
Kroger Co.	73,718	1,657,918
Safeway Inc.	49,109	1,441,840
Sara Lee Corp.	83,728	1,431,749

		10,381,542
FOREST PRODUCTS & PAPER – 0.87%
International Paper Co.	52,725	1,758,379
Weyerhaeuser Co.	26,621	1,692,829

		3,451,208
HOUSEHOLD PRODUCTS & WARES – 0.78%
Kimberly-Clark Corp.	46,794	3,112,737

		3,112,737
INSURANCE – 6.76%
ACE Ltd.	32,989	1,888,620
Allstate Corp. (The)	66,389	4,073,629
AON Corp.	31,237	1,086,735

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2006

Security	Shares	Value
Chubb Corp.	43,968	$2,336,899
CIGNA Corp.	12,174	1,424,115
Genworth Financial Inc. Class A	48,991	1,638,259
Hartford Financial Services Group Inc. (The)	31,969	2,786,738
Lincoln National Corp.	30,153	1,908,986
Loews Corp.	50,000	1,946,000
MetLife Inc.	48,667	2,780,346
St. Paul Travelers Companies Inc.	72,173	3,690,205
XL Capital Ltd. Class A	19,736	1,392,375

		26,952,907
IRON & STEEL – 0.46%
Nucor Corp.	31,214	1,823,210

		1,823,210
MACHINERY – 0.53%
Deere & Co.	25,018	2,129,782

		2,129,782
MEDIA – 0.94%
CBS Corp. Class A	6,070	175,848
CBS Corp. Class B	70,800	2,048,952
Gannett Co. Inc.	26,029	1,539,355

		3,764,155
MINING – 0.55%
Phelps Dodge Corp.	21,700	2,178,246

		2,178,246
OIL & GAS – 18.61%
Chevron Corp.	223,306	15,006,163
ConocoPhillips	41,340	2,490,322
Devon Energy Corp.	44,060	2,944,970
Exxon Mobil Corp.	600,732	42,904,279
Marathon Oil Corp.	38,603	3,335,299
Occidental Petroleum Corp.	88,471	4,152,829
Valero Energy Corp.	64,523	3,376,489

		74,210,351
PHARMACEUTICALS – 8.75%
Bristol-Myers Squibb Co.	201,696	4,991,976
Merck & Co. Inc.	221,994	10,082,967
Pfizer Inc.	743,565	19,816,007

		34,890,950
RETAIL – 0.79%
Gap Inc. (The)	67,155	1,411,598
Sears Holdings Corp.[1]	9,967	1,738,942

		3,150,540
SAVINGS & LOANS – 1.04%
Washington Mutual Inc.	98,333	4,159,486

		4,159,486
TELECOMMUNICATIONS – 9.17%
Alltel Corp.	41,161	2,194,293
AT&T Inc.	394,876	13,524,503
BellSouth Corp.	185,886	8,383,459
Qwest Communications International Inc.[1]	176,893	1,526,587
Verizon Communications Inc.	295,254	10,924,398

		36,553,240

TOTAL COMMON STOCKS (Cost: $365,519,290)		397,066,469
SHORT-TERM INVESTMENTS – 0.26%
MONEY MARKET FUNDS – 0.26%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[2,3]	1,044,645	1,044,645

		1,044,645

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,044,645)		1,044,645

TOTAL INVESTMENTS IN SECURITIES – 99.85% (Cost: $366,563,935)		398,111,114
Other Assets, Less Liabilities – 0.15%		589,500

NET ASSETS – 100.00%		$398,700,614

[1]	Non-income earning security.

[2]	Affiliated issuer. See Note 2.

[3]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

16	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.65%
ADVERTISING – 0.92%
Donnelley (R.H.) Corp.	5,903	$355,479
Harte-Hanks Inc.	6,176	155,944
Interpublic Group of Companies Inc.[1]	51,138	557,916

		1,069,339
AEROSPACE & DEFENSE – 3.18%
Alliant Techsystems Inc.[1]	4,105	316,947
Armor Holdings Inc.[1]	3,802	195,651
BE Aerospace Inc.[1]	8,897	224,916
Goodrich Corp.	14,243	627,974
L-3 Communications Holdings Inc.	14,247	1,147,168
Rockwell Collins Inc.	20,006	1,161,948

		3,674,604
AIRLINES – 0.34%
UAL Corp.[1]	10,779	387,397

		387,397
APPAREL – 0.59%
Polo Ralph Lauren Corp.	7,252	514,892
Timberland Co. Class A1	5,916	170,677

		685,569
AUTO MANUFACTURERS – 0.18%
Navistar International Corp.[1]	7,669	212,661

		212,661
BANKS – 1.72%
BOK Financial Corp.	2,544	130,762
Cathay General Bancorp	5,042	173,697
City National Corp.	4,625	307,840
Cullen/Frost Bankers Inc.	6,414	347,382
First Citizens BancShares Inc. Class A	609	114,370
Synovus Financial Corp.	31,196	916,538

		1,990,589
BEVERAGES – 0.88%
Brown-Forman Corp. Class B	5,277	380,947
Constellation Brands Inc.[1]	23,105	635,156

		1,016,103
BIOTECHNOLOGY – 0.60%
Charles River Laboratories International Inc.[1]	7,963	341,772
Invitrogen Corp.[1]	6,130	355,601

		697,373
BUILDING MATERIALS – 1.11%
American Standard Companies Inc.	19,287	854,221
USG Corp.[1]	8,799	430,183

		1,284,404
CHEMICALS – 1.98%
Airgas Inc.	7,692	290,835
Albemarle Corp.	4,381	284,896
Cytec Industries Inc.	4,380	242,608
Huntsman Corp.[1]	10,375	179,176
Sherwin-Williams Co. (The)	13,325	789,240
Sigma-Aldrich Corp.	6,686	502,185

		2,288,940
COMMERCIAL SERVICES – 2.39%
ARAMARK Corp. Class B	14,316	478,584
Convergys Corp.[1]	16,307	345,871
Equifax Inc.	14,683	558,394
Hewitt Associates Inc. Class A1	11,607	290,523
Interactive Data Corp.[1]	4,081	93,210
Manpower Inc.	10,115	685,494
Service Corp. International	34,476	314,421

		2,766,497
COMPUTERS – 3.69%
Affiliated Computer Services Inc. Class A1	12,959	693,047
Cadence Design Systems Inc.[1]	32,885	587,326
Ceridian Corp.[1]	16,189	381,575
Diebold Inc.	7,656	334,414
DST Systems Inc.[1]	6,445	398,237
NCR Corp.[1]	21,036	873,415
Palm Inc.[1]	10,894	167,223
Synopsys Inc.[1]	16,383	368,781
Western Digital Corp.[1]	25,639	468,681

		4,272,699

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2006

Security	Shares	Value
COSMETICS & PERSONAL CARE – 0.94%
Alberto-Culver Co.	9,624	$488,995
Estee Lauder Companies Inc. (The) Class A	14,710	594,137

		1,083,132
DISTRIBUTION & WHOLESALE – 0.98%
CDW Corp.	7,079	464,878
Grainger (W.W.) Inc.	9,176	667,829

		1,132,707
DIVERSIFIED FINANCIAL SERVICES – 3.22%
CompuCredit Corp.[1,2]	3,704	128,751
E*TRADE Financial Corp.[1]	49,468	1,151,615
Federated Investors Inc. Class B	11,550	396,049
Janus Capital Group Inc.	23,993	481,779
Jefferies Group Inc.	11,998	344,703
Nelnet Inc. Class A1	2,513	73,983
Nuveen Investments Inc. Class A	9,186	452,870
Raymond James Financial Inc.	10,948	348,803
Student Loan Corp. (The)	460	95,220
Waddell & Reed Financial Inc. Class A	9,735	248,242

		3,722,015
ELECTRIC – 0.76%
Mirant Corp.[1]	29,710	878,525

		878,525
ELECTRICAL COMPONENTS & EQUIPMENT – 0.80%
American Power Conversion Corp.	20,728	626,607
Hubbell Inc. Class B	6,002	297,219

		923,826
ELECTRONICS – 3.95%
Applera Corp.-Applied Biosystems Group	21,205	790,947
Avnet Inc.[1]	17,052	403,791
AVX Corp.	5,965	94,008
Fisher Scientific International Inc.[1]	14,359	1,229,418
Gentex Corp.	16,867	268,354
MettlerToledo International Inc.[1]	4,697	322,449
PerkinElmer Inc.	14,428	308,182
Sanmina-SCI Corp.[1]	61,136	241,487
Solectron Corp.[1]	106,515	355,760
Tektronix Inc.	9,608	291,795
Vishay Intertechnology Inc.[1]	19,464	262,569

		4,568,760
ENGINEERING & CONSTRUCTION – 1.93%
Fluor Corp.	10,038	787,280
Foster Wheeler Ltd.[1]	7,982	358,791
Jacobs Engineering Group Inc.[1]	6,828	515,787
McDermott International Inc.[1]	12,672	566,438

		2,228,296
ENTERTAINMENT – 0.39%
International Speedway Corp. Class A	3,569	185,267
Regal Entertainment Group Class A	6,148	127,448
Warner Music Group Corp.	5,261	136,418

		449,133
ENVIRONMENTAL CONTROL – 0.96%
Allied Waste Industries Inc.[1]	27,492	334,028
Nalco Holding Co.[1]	10,752	217,513
Republic Services Inc.	13,494	553,389

		1,104,930
FOOD – 0.76%
McCormick & Co. Inc. NVS	12,778	477,897
Seaboard Corp.	42	59,304
Smithfield Foods Inc.[1]	12,903	346,833

		884,034
FOREST PRODUCTS & PAPER – 0.50%
MeadWestvaco Corp.	20,922	575,773

		575,773
HAND & MACHINE TOOLS – 0.63%
Lincoln Electric Holdings Inc.	4,568	280,886
Stanley Works (The)	9,432	449,435

		730,321
HEALTH CARE-PRODUCTS – 1.10%
Bausch & Lomb Inc.	6,262	335,267
Beckman Coulter Inc.	7,208	414,965
DENTSPLY International Inc.	16,711	522,720

		1,272,952
HEALTH CARE-SERVICES – 4.79%
Community Health Systems Inc.[1]	10,997	356,853
Coventry Health Care Inc.[1]	18,756	880,594
Health Management Associates Inc. Class A	27,886	549,354
Health Net Inc.[1]	13,270	550,838
Humana Inc.[1]	18,808	1,128,480

18	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2006

Security	Shares	Value
Laboratory Corp. of America Holdings[1]	14,448	$989,544
Lincare Holdings Inc.[1]	10,905	365,972
Manor Care Inc.	8,560	410,794
Universal Health Services Inc. Class B	5,883	311,505

		5,543,934
HOLDING COMPANIES - DIVERSIFIED – 0.43%
Leucadia National Corp.	18,729	493,884

		493,884
HOME BUILDERS – 3.35%
Beazer Homes USA Inc.	4,244	183,935
Centex Corp.	13,710	717,033
Horton (D.R.) Inc.	31,595	740,271
Hovnanian Enterprises Inc. Class A1	3,962	122,228
NVR Inc.[1]	611	343,077
Pulte Homes Inc.	24,678	764,771
Ryland Group Inc.	5,016	230,385
Standard-Pacific Corp.	7,417	179,714
Thor Industries Inc.	4,475	196,095
Toll Brothers Inc.[1]	13,625	393,899

		3,871,408
HOUSEHOLD PRODUCTS & WARES – 2.26%
Avery Dennison Corp.	11,300	713,482
Church & Dwight Co. Inc.	7,426	301,273
Clorox Co. (The)	17,451	1,126,637
Jarden Corp.[1]	5,959	214,405
Scotts Miracle-Gro Co. (The) Class A	5,223	258,330

		2,614,127
HOUSEWARES – 0.18%
Toro Co. (The)	4,845	209,110

		209,110
INSURANCE – 1.53%
Arch Capital Group Ltd.[1]	4,845	311,485
Gallagher (ArthurJ.) & Co.	11,249	313,285
HCC Insurance Holdings Inc.	12,861	432,901
Markel Corp.[1]	1,123	448,639
Philadelphia Consolidated Holding Corp.[1]	6,800	266,016

		1,772,326
INTERNET – 1.94%
Check Point Software Technologies Ltd.[1]	20,032	415,063
Expedia Inc.[1]	30,318	492,668
IAC/InterActiveCorp[1]	25,683	795,659
McAfee Inc.[1]	18,494	535,031

		2,238,421
IRON & STEEL – 0.45%
CarpenterTechnology Corp.	2,618	280,100
Reliance Steel & Aluminum Co.	7,111	244,263

		524,363
LEISURE TIME – 0.17%
Polaris Industries Inc.	4,652	199,199

		199,199
LODGING – 0.59%
Wyndham Worldwide Corp.[1]	23,162	683,279

		683,279
MACHINERY – 1.90%
AGCO Corp.[1]	10,367	277,317
Cummins Inc.	5,402	685,946
Flowserve Corp.[1]	6,561	347,733
IDEX Corp.	6,082	285,246
Terex Corp.[1]	11,642	602,590

		2,198,832
MANUFACTURING – 5.43%
AptarGroup Inc.	3,730	204,814
Brink’s Co. (The)	5,164	271,058
Carlisle Companies Inc.	3,576	299,275
Donaldson Co. Inc.	8,441	316,960
Dover Corp.	23,550	1,118,625
Harsco Corp.	4,836	394,763
Hexcel Corp.[1]	10,611	171,792
ITT Industries Inc.	21,372	1,162,423
Pall Corp.	14,459	461,242
Parker Hannifin Corp.	13,846	1,157,941
Pentair Inc.	11,829	389,647
Trinity Industries Inc.	9,063	326,812

		6,275,352

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2006

Security	Shares	Value
MEDIA – 1.62%
Cablevision Systems Corp.	26,004	$722,651
Dow Jones & Co. Inc.	5,974	209,628
Meredith Corp.	4,631	243,128
Washington Post Co. (The) Class B	711	535,454
Wiley (John) & Sons Inc. Class A	4,614	162,874

		1,873,735
MINING – 0.95%
Meridian Gold Inc.[1]	11,582	293,140
Vulcan Materials Co.	9,955	811,133

		1,104,273
OFFICE FURNISHINGS – 0.18%
HNI Corp.	4,685	210,684

		210,684
OIL & GAS – 1.80%
Holly Corp.	5,515	262,293
Newfield Exploration Co.[1]	15,151	618,009
Pioneer Natural Resources Co.	14,456	588,793
Plains Exploration & Production Co.[1]	8,933	377,777
St. Mary Land & Exploration Co.	6,297	234,815

		2,081,687
OIL & GAS SERVICES – 0.44%
Hanover Compressor Co.[1]	9,979	184,811
Tidewater Inc.	6,470	321,753

		506,564
PACKAGING & CONTAINERS – 1.35%
Ball Corp.	12,076	502,241
Pactiv Corp.[1]	16,026	494,242
Sealed Air Corp.	9,453	562,643

		1,559,126
PHARMACEUTICALS – 2.20%
AmerisourceBergen Corp.	23,345	1,101,884
Hospira Inc.[1]	18,078	657,135
King Pharmaceuticals Inc.[1]	27,768	464,559
Watson Pharmaceuticals Inc.[1]	11,931	321,063

		2,544,641
PIPELINES – 1.15%
Equitable Resources Inc.	13,199	534,823
Questar Corp.	9,792	797,852

		1,332,675
REAL ESTATE INVESTMENT TRUSTS – 13.62%
Alexandria Real Estate Equities Inc.	3,056	304,683
AMB Property Corp.	10,153	593,037
Archstone-Smith Trust	24,548	1,478,035
AvalonBay Communities Inc.	8,607	1,128,033
Boston Properties Inc.	13,227	1,413,040
BRE Properties Inc. Class A	6,026	399,524
Camden Property Trust	6,538	527,747
CBL & Associates Properties Inc.	7,484	327,275
Colonial Properties Trust	5,278	265,958
Developers Diversified Realty Corp.	12,684	772,456
Duke Realty Corp.	15,621	625,777
Essex Property Trust Inc.	2,676	356,657
Federal Realty Investment Trust	6,159	493,644
Hospitality Properties Trust	7,999	387,632
Kilroy Realty Corp.	3,721	280,303
Kimco Realty Corp.	25,071	1,113,891
Macerich Co. (The)	8,275	664,896
Mills Corp.	6,502	118,792
Public Storage Inc.	14,699	1,318,647
Realty Income Corp.	10,234	270,178
Regency Centers Corp.	7,870	567,899
SL Green Realty Corp.	5,304	642,049
Taubman Centers Inc.	6,063	284,355
United Dominion Realty Trust Inc.	15,586	504,519
Ventas Inc.	12,058	470,021
Weingarten Realty Investors	9,637	448,121

		15,757,169
RETAIL – 7.60%
American Eagle Outfitters Inc.	14,834	679,397
AnnTaylor Stores Corp.[1]	8,499	374,126
AutoZone Inc.[1]	6,224	697,088
Barnes & Noble Inc.	6,106	252,239
Brinker International Inc.	9,624	446,842
Circuit City Stores Inc.	20,183	544,537
Claire’s Stores Inc.	10,987	311,481
Darden Restaurants Inc.	15,499	649,408
Dollar General Corp.	36,183	507,647
DollarTree Stores Inc.[1]	12,284	381,910
Michaels Stores Inc.	15,338	674,719
Nordstrom Inc.	25,235	1,194,877
OSI Restaurant Partners Inc.	8,070	268,489
Ross Stores Inc.	16,671	490,628

20	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2006

Security	Shares	Value
Saks Inc.	13,781	$266,525
Tiffany & Co.	16,305	582,415
Wendy’s International Inc.	13,664	472,774

		8,795,102
SAVINGS & LOANS – 0.32%
Capitol Federal Financial	2,442	92,552
People’s Bank	6,822	277,655

		370,207
SEMICONDUCTORS – 2.47%
Agere Systems Inc.[1]	19,774	335,763
AmkorTechnology Inc.[1]	11,858	81,939
Fairchild Semiconductor International Inc. Class A1	13,961	224,912
International Rectifier Corp.[1]	8,218	295,601
LSI Logic Corp.[1]	46,515	467,476
National Semiconductor Corp.	37,588	913,013
ON Semiconductor Corp.[1]	21,655	134,694
Spansion Inc. Class A1	5,118	72,983
Teradyne Inc.[1]	23,151	324,577

		2,850,958
SOFTWARE – 3.38%
Acxiom Corp.	7,615	188,471
BMC Software Inc.[1]	23,667	717,347
Compuware Corp.[1]	43,550	350,142
Fair Isaac Corp.	7,498	274,652
Fidelity National Information Services Inc.	10,879	452,240
Fiserv Inc.[1]	20,360	1,005,784
MoneyGram International Inc.	9,784	334,711
Novell Inc.[1]	38,944	233,664
Sybase Inc.[1]	10,305	250,927
Total System Services Inc.	4,319	104,002

		3,911,940
TELECOMMUNICATIONS – 2.70%
ADC Telecommunications Inc.[1]	13,305	190,395
ADTRAN Inc.	7,471	172,879
Anixter International Inc.[1]	3,894	232,705
Avaya Inc.[1]	53,482	685,104
Ciena Corp.[1]	9,644	226,730
SBA Communications Corp.[1]	10,156	271,267
Telephone & Data Systems Inc.	5,873	286,896
Telephone & Data Systems Inc. Special	5,891	273,932
Tellabs Inc. [1]	47,636	502,083
Time WarnerTelecom Inc. Class A1	13,819	275,551

		3,117,542
TEXTILES – 0.98%
Cintas Corp.	16,298	674,737
Mohawk Industries Inc.[1]	6,339	460,845

		1,135,582
TRANSPORTATION – 0.78%
Alexander & Baldwin Inc.	4,947	227,710
Con-way Inc.	5,509	259,860
Hunt (J.B.) Transport Services Inc.	12,454	269,505
Swift Transportation Co. Inc.[1]	5,685	142,978

		900,053
TRUCKING & LEASING – 0.27%
AMERCO[1]	884	81,080
GATX Corp.	5,180	225,693

		306,773
WATER – 0.32%
Aqua America Inc.	15,383	373,038

		373,038

TOTAL COMMON STOCKS (Cost: $106,495,468)		115,256,563

SHORT-TERM INVESTMENTS – 0.18%
CERTIFICATES OF DEPOSIT[3] – 0.00%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$555	555
Societe Generale
5.33%, 12/08/06	793	793
Washington Mutual Bank
5.36%, 11/13/06	1,983	1,983
Wells Fargo Bank N.A.
4.78%, 12/05/06	634	634

		3,965

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2006

Security	Principal	Value
COMMERCIAL PAPER[3] – 0.01%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	$1,184	$1,166
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	1,190	1,190
ASAP Funding Ltd.
5.29%, 11/02/06[4]	198	198
Atlantis One Funding
5.30%, 11/14/06[4]	1,088	1,086
Beta Finance Inc.
5.27%, 01/25/07[4]	159	157
Bryant Park Funding LLC
5.28%, 12/14/06[4]	250	249
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	402	401
Cantabric Finance LLC
5.26%, 01/25/07[4]	317	313
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	912	911
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	595	581
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	476	474
Curzon Funding LLC
5.29%, 11/17/06[4]	793	791
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	914	903
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	793	793
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	722	711
Galleon Capital Corp.
5.27%, 12/18/06[4]	111	110
General Electric Capital Services Inc.
5.22%, 12/11/06	79	79
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	468	459
HBOSTreasury Services PLC
5.27%, 12/15/06	159	158
Landale Funding LLC
5.31%, 11/15/06[4]	619	617
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	1,425	1,423
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	512	510
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	1,031	1,012
Nestle Capital Corp.
5.19%, 08/09/07	476	457
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	1,253	1,253
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	423	418
Sedna Finance Inc.
5.22%, 04/17/07[4]	452	441
Sydney Capital Corp.
5.27%, 12/08/06[4]	19	19
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	397	392
Tulip Funding Corp.
5.29%, 11/15/06[4]	418	417

		17,689
MEDIUM-TERM NOTES[3] – 0.00%
Bank of America N.A.
5.28%, 04/20/07	198	198
Cullinan Finance Corp.
5.71%, 06/28/07[4]	595	595
K2 USA LLC
5.39%, 06/04/07[4]	595	595
Marshall & Ilsley Bank
5.18%, 12/15/06	793	793

22	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	$928	$928
US Bank N.A.
2.85%, 11/15/06	159	159

		3,268
MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	113,044	113,044

		113,044
REPURCHASE AGREEMENTS[3] – 0.02%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,586 (collateralized by non-U.S. Government debt securities, value $1,634, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$1,586	1,586
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $1,110 (collateralized by U.S. Government obligations, value $1,133, 5.50%, 10/1/21 to 10/1/36).	1,110	1,110
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $1,190 (collateralized by non-U.S. Government debt securities, value $1,309, 0.31% to 6.00%, 7/25/36 to 11/25/46).	1,190	1,190
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $79 (collateralized by non-U.S. Government debt securities, value $82, 6.00% to 6.70%, 12/15/10 to 4/15/12).	79	79
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $2,776 (collateralized by non-U.S. Government debt securities, value $2,916, 4.11% to 9.32%, 4/15/10 to 5/15/36).	2,776	2,776
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $872 (collateralized by non-U.S. Government debt securities, value $978, 0.00% to 10.00%, 5/27/33 to 10/31/36).	872	872
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $476 (collateralized by non-U.S. Government debt securities, value $526, 0.00% to 10.00%, 5/27/33 to 10/31/36).	476	476

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2006

Security	Principal	Value
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $1,586 (collateralized by non-U.S. Government debt securities, value $1,666, 0.00% to 9.00%, 5/1/17 to 9/25/46).	$1,586	$1,586
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $1,388 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,423, 0.00% to 7.32%, 11/2/06 to 3/25/45).	1,388	1,388
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,190 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $1,213, 0.00% to 7.32%, 11/2/06 to 3/25/45).	1,190	1,190
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $476 (collateralized by non-U.S. Government debt securities, value $500, 0.00% to 10.00%, 1/1/10).	476	476
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $397 (collateralized by non-U.S. Government debt securities, value $417, 5.26% to 5.35%, 7/1/24 to 6/1/46).	397	397
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $198 (collateralized by non-U.S. Government debt securities, value $208, 6.25% to 7.63%, 9/15/13 to 6/1/16).	198	198
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,586 (collateralized by non-U.S. Government debt securities, value $1,634, 3.50% to 10.13%, 5/15/07 to 7/1/26).	1,586	1,586
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $793 (collateralized by non-U.S. Government debt securities, value $874, 5.50% to 10.39%, 6/17/08 to 6/25/36).	793	793
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $1,071 (collateralized by non-U.S. Government debt securities, value $1,133, 0.00% to 10.00%, 11/1/06 to 10/31/36).	1,071	1,071
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $573 (collateralized by non-U.S. Government debt securities, value $596, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	555	555

24	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2006

Security	Principal	Value
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $2,062 (collateralized by non-U.S. Government debt securities, value $2,166, 3.86% to 8.17%, 11/18/08 to 7/15/45).	$2,062	$2,062

		19,391
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	82	82

		82
VARIABLE & FLOATING RATE NOTES[3] – 0.5%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	2,030	2,030
American Express Bank
5.29%, 02/28/07	793	794
American Express Centurion Bank
5.41%, 07/19/07	872	873
American Express Credit Corp.
5.42%, 07/05/07	238	238
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	143	143
ASIF Global Financing
5.51%, 05/03/07[4]	79	79
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	516	516
Bank of Ireland
5.30% - 5.32%,
08/14/07 - 08/20/07[4]	1,150	1,150
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	2,022	2,022
BMW US Capital LLC
5.32%, 10/15/07[4]	793	793
BNP Paribas
5.36%, 05/18/07[4]	1,467	1,467
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	579	578
CC USA Inc.
5.37%, 07/30/07[4]	397	397
Commodore CDO Ltd.
5.47%, 06/12/07[4]	198	198
Credit Agricole SA
5.34%, 07/23/07	793	793
Credit Suisse First Boston NY
5.38%, 04/24/07	397	397
Cullinan Finance Corp.
5.36%, 04/25/07[4]	198	198
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	198	198
DEPFA Bank PLC
5.43%, 09/14/07	793	793
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	912	912
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	793	793
Fifth Third Bancorp
5.30%, 11/23/07[4]	1,586	1,586
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	793	793
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	833	833
Granite Master Issuer PLC
5.29%, 08/20/07[4]	2,776	2,776
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	634	635
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	1,190	1,190

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2006

Security	Principal	Value
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	$793	$793
Holmes Financing PLC
5.29%, 07/16/07[4]	1,388	1,388
JP Morgan Chase & Co.
5.29%, 08/02/07	595	595
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	595	595
Kestrel Funding LLC
5.30%, 07/11/07[4]	317	317
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	476	476
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	827	827
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	872	872
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	314	314
Marshall & Ilsley Bank
5.30%, 10/15/07	436	436
Master Funding LLC
5.35%, 04/25/07[4]	714	714
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	1,190	1,190
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	79	79
Monumental Global Funding II
5.38%, 12/27/06[4]	159	159
Mound Financing PLC
5.29%, 05/08/07[4]	746	746
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	2,855	2,855
National City Bank of Indiana
5.37%, 05/21/07	397	397
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	2,617	2,617
Newcastle Ltd.
5.34%, 04/24/07[4]	280	280
Northern Rock PLC
5.36%, 08/03/07[4]	952	952
Northlake CDO I
5.46%, 09/06/07[4]	238	238
Principal Life Global Funding I
5.82%, 02/08/07	357	357
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	1,150	1,150
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	793	793
Strips III LLC
5.37%, 07/24/07[4]	182	182
SunTrust Bank
5.29%, 05/01/07	793	793
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	1,935	1,935
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	1,110	1,110
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	1,063	1,063
Wachovia Bank N.A.
5.36%, 05/22/07	1,586	1,586
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	595	595
Wells Fargo & Co.
5.33%, 11/15/07[4]	397	397
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	595	595
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	2,379	2,378
Wind MasterTrust
5.31%, 07/25/07[4]	317	317

		53,266

TOTAL SHORT-TERM INVESTMENTS (Cost: $210,705)		210,705

26	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2006

Value
TOTAL INVESTMENTS IN SECURITIES – 99.83% (Cost: $106,706,173)	$115,467,268
Other Assets, Less Liabilities – 0.17%	200,052

NET ASSETS – 100.00%	$115,667,320

NVS – Non-Voting Shares

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.95%
ADVERTISING – 0.85%
Clear Channel Outdoor Holdings Inc. Class A1	6,838	$167,873
Getty Images Inc.[1]	9,541	413,221
Lamar Advertising Co.[1]	17,224	993,480

		1,574,574
AEROSPACE & DEFENSE – 0.19%
DRS Technologies Inc.	7,777	343,899

		343,899
AIRLINES – 0.22%
JetBlue Airways Corp.[1,2]	31,832	399,810

		399,810
APPAREL – 0.15%
Carter’s Inc.[1]	9,925	280,183

		280,183
AUTO MANUFACTURERS – 0.35%
Oshkosh Truck Corp.	14,314	647,136

		647,136
BANKS – 1.34%
Commerce Bancorp Inc.	35,890	1,253,279
East West Bancorp Inc.	11,170	407,817
Investors Financial Services Corp.	12,686	498,814
SVB Financial Group[1,2]	6,741	310,221

		2,470,131
BEVERAGES – 0.24%
Hansen Natural Corp.[1]	14,054	446,214

		446,214
BIOTECHNOLOGY – 2.48%
Affymetrix Inc.[1]	13,169	335,809
MedImmune Inc.[1]	46,908	1,502,932
Millennium Pharmaceuticals Inc.[1]	60,939	712,986
Millipore Corp.[1]	10,345	667,563
PDL BioPharma Inc.[1]	22,338	472,002
Vertex Pharmaceuticals Inc.[1]	21,825	886,095

		4,577,387
BUILDING MATERIALS – 0.96%
Eagle Materials Inc.	9,818	360,321
Florida Rock Industries Inc.	9,939	426,383
Martin Marietta Materials Inc.	8,851	778,888
Simpson Manufacturing Co. Inc.[2]	7,338	208,326

		1,773,918
CHEMICALS – 1.17%
Ecolab Inc.	35,697	1,618,859
Mosaic Co. (The)[1]	28,602	535,429

		2,154,288
COAL – 1.62%
Arch Coal Inc.	27,949	967,874
CONSOL Energy Inc.	35,983	1,273,438
Foundation Coal Holdings Inc.	8,863	325,361
Massey Energy Co.	17,098	431,724

		2,998,397
COMMERCIAL SERVICES – 4.75%
Alliance Data Systems Corp.[1]	13,115	796,343
Apollo Group Inc. Class A1	27,659	1,022,277
Career Education Corp.[1]	18,486	411,868
ChoicePoint Inc.[1]	16,825	612,262
Corporate Executive Board Co. (The)	7,815	701,943
Iron Mountain Inc.[1]	23,366	1,013,383
ITT Educational Services Inc.[1]	8,264	569,803
Laureate Education Inc.[1]	9,250	487,660
MonsterWorldwide Inc.[1]	22,444	909,206
Pharmaceutical Product Development Inc.	20,034	634,076
Robert Half International Inc.	33,775	1,234,476
Weight Watchers International Inc.	8,766	382,198

		8,775,495
COMPUTERS – 1.84%
CACI International Inc. Class A1	5,965	343,226
Cognizant Technology Solutions Corp.[1]	27,471	2,068,017
FactSet Research Systems Inc.	7,325	372,842
Henry (Jack) & Associates Inc.	16,727	364,481
SRA International Inc. Class A1	8,052	258,067

		3,406,633
DISTRIBUTION & WHOLESALE – 1.16%
Fastenal Co.	27,478	1,105,715
Pool Corp.	10,312	422,586
WESCO International Inc.[1]	9,443	616,345

		2,144,646

28	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2006

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 4.41%
Affiliated Managers Group Inc.[1]	6,114	$612,256
BlackRock Inc.	2,875	433,665
CBOT Holdings Inc. Class A1	3,915	580,986
Eaton Vance Corp.	24,913	773,300
First Marblehead Corp. (The)	6,069	409,354
Greenhill & Co. Inc.	2,333	158,504
IntercontinentalExchange Inc.[1]	8,994	759,273
Investment Technology Group Inc.[1]	8,432	393,774
Nasdaq Stock Market Inc. (The)[1]	18,977	678,048
NYSE Group Inc.[1,2]	10,172	752,626
optionsXpress Holdings Inc.	5,252	163,232
Rowe (T.) Price Group Inc.	51,683	2,445,123

		8,160,141
ELECTRIC – 1.44%
Allegheny Energy Inc.[1]	31,760	1,366,633
NRG Energy Inc.[1]	26,844	1,292,539

		2,659,172
ELECTRICAL COMPONENTS & EQUIPMENT – 0.80%
AMETEK Inc.	13,799	644,137
Molex Inc.	11,187	390,426
Molex Inc. Class A	14,974	442,482

		1,477,045
ELECTRONICS – 4.37%
Amphenol Corp. Class A	17,467	1,186,009
Dolby Laboratories Inc. Class A1	6,723	133,048
Garmin Ltd.	22,559	1,204,876
Jabil Circuit Inc.	36,236	1,040,336
National Instruments Corp.	10,301	321,185
Symbol Technologies Inc.	49,538	739,602
Thermo Electron Corp.[1]	30,886	1,324,083
Thomas & Betts Corp.[1]	12,108	623,925
Trimble Navigation Ltd.[1]	10,616	490,672
Waters Corp.[1]	20,302	1,011,040

		8,074,776
ENERGY-ALTERNATE SOURCES – 0.25%
Covanta Holding Corp.[1]	17,262	350,936
SunPower Corp. Class A1,2	3,174	106,805

		457,741
ENTERTAINMENT – 0.61%
DreamWorks Animation SKG Inc. Class A1	8,677	229,507
Penn National Gaming Inc.[1]	14,517	530,887
Scientific Games Corp. Class A1	13,318	373,304

		1,133,698
ENVIRONMENTAL CONTROL – 0.33%
Stericycle Inc.[1]	8,613	609,025

		609,025
FOOD – 0.95%
Whole Foods Market Inc.	27,639	1,764,474

		1,764,474
HEALTH CARE-PRODUCTS – 7.36%
Advanced Medical Optics Inc.[1]	11,580	473,043
Bard (C.R.) Inc.	20,507	1,680,754
Biomet Inc.	44,717	1,692,091
Cooper Companies Inc.	8,690	500,805
Cytyc Corp.[1]	21,965	580,315
Dade Behring Holdings Inc.	16,841	613,518
Edwards Lifesciences Corp.[1]	11,400	489,402
Gen-Probe Inc.[1]	10,064	481,764
Henry Schein Inc.[1]	17,230	856,159
Hologic Inc.[1]	10,288	495,367
IDEXX Laboratories Inc.[1]	6,080	505,917
Intuitive Surgical Inc.[1]	7,134	707,550
Kinetic Concepts Inc.[1]	10,380	360,809
Mentor Corp.	8,158	381,794
Patterson Companies Inc.[1]	25,228	828,740
ResMed Inc.[1]	14,720	647,533
Respironics Inc.[1]	14,067	496,846
TECHNE Corp.[1]	7,281	406,862
Varian Medical Systems Inc.[1]	25,648	1,407,049

		13,606,318
HEALTH CARE-SERVICES – 1.68%
Brookdale Senior Living Inc.	10,005	481,441
Covance Inc.[1]	12,448	728,208
DaVita Inc.[1]	20,160	1,121,501
Pediatrix Medical Group Inc.[1]	9,447	424,454
Sierra Health Services Inc.[1]	9,994	342,195

		3,097,799

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2006

Security	Shares	Value
HOLDING COMPANIES - DIVERSIFIED – 0.21%
Walter Industries Inc.	8,511	$395,676

		395,676
HOME FURNISHINGS – 0.67%
Harman International Industries Inc.	12,167	1,245,292

		1,245,292
INSURANCE – 0.35%
Brown & Brown Inc.	22,125	647,377

		647,377
INTERNET – 2.46%
Akamai Technologies Inc.[1,2]	30,209	1,415,594
CheckFree Corp.[1]	14,765	582,922
Emdeon Corp.[1]	54,355	633,236
F5 Networks Inc.[1]	7,916	523,960
NutriSystem Inc.[1]	5,574	343,804
VeriSign Inc.[1]	47,854	989,621
WebMD Health Corp. Class A1,2	1,554	56,659

		4,545,796
IRON & STEEL – 0.79%
Allegheny Technologies Inc.	18,516	1,457,765

		1,457,765
LODGING – 2.37%
Boyd Gaming Corp.	11,106	438,354
Choice Hotels International Inc.	6,958	291,679
Hilton Hotels Corp.	70,745	2,045,945
Station Casinos Inc.	8,620	519,786
Wynn Resorts Ltd.[1]	14,775	1,086,553

		4,382,317
MACHINERY – 1.74%
Graco Inc.	13,475	549,241
JLG Industries Inc.	20,597	569,507
Joy Global Inc.	23,948	936,606
Manitowoc Co. Inc. (The)	11,894	652,743
Zebra Technologies Corp. Class A1	13,733	511,829

		3,219,926
MANUFACTURING – 0.44%
Roper Industries Inc.	16,954	811,249

		811,249
MEDIA – 5.07%
Discovery Holding Co. Class A1	52,318	776,399
Liberty Global Inc. Class A1	44,021	1,155,111
Liberty Global Inc. Class C1	44,244	1,125,125
Liberty Media Holding Corp. - Liberty Capital Group Series A1	26,218	2,334,975
Scripps (E.W.) Co. Class A	15,851	783,990
Sirius Satellite Radio Inc.[1,2]	248,187	950,556
Univision Communications Inc. Class A1	46,586	1,633,305
XM Satellite Radio Holdings Inc. Class A1	52,355	610,459

		9,369,920
METAL FABRICATE & HARDWARE – 0.97%
Precision Castparts Corp.	26,487	1,802,705

		1,802,705
MINING – 0.25%
Titanium Metals Corp.[1]	15,690	462,541

		462,541
OFFICE FURNISHINGS – 0.35%
Herman Miller Inc.	12,742	436,796
Steelcase Inc. Class A	12,552	207,987

		644,783
OIL & GAS – 5.67%
Cheniere Energy Inc.[1,2]	10,086	265,464
CNX Gas Corp.[1]	5,453	142,596
Denbury Resources Inc.[1]	23,235	667,774
ENSCO International Inc.	30,086	1,473,311
Helmerich & Payne Inc.	18,661	446,931
Noble Corp.	26,850	1,882,185
Patterson-UTI Energy Inc.	32,416	752,051
Pride International Inc.[1]	31,964	882,526
Quicksilver Resources Inc.[1]	10,702	366,865
Range Resources Corp.	26,931	731,177
Rowan Companies Inc.	21,351	712,696
Southwestern Energy Co.[1]	32,614	1,160,406
TODCO[1]	12,008	409,833
Unit Corp.[1]	9,031	418,948
W&T Offshore Inc.	5,200	175,604

		10,488,367

30	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2006

Security	Shares	Value
OIL & GAS SERVICES – 3.45%
Cameron International Corp.[1]	21,784	$1,091,378
Dresser-Rand Group Inc.[1]	9,956	215,946
FMC Technologies Inc.[1]	13,493	815,652
Grant Prideco Inc.[1]	25,559	965,363
Helix Energy Solutions Group Inc.[1]	16,122	520,741
Oil States International Inc.[1]	9,043	262,609
SEACOR Holdings Inc.[1]	4,270	382,080
Smith International Inc.	41,589	1,641,934
Superior Energy Services Inc.[1]	15,546	486,590

		6,382,293
PHARMACEUTICALS – 4.37%
Abraxis BioScience Inc.[1]	4,558	120,331
Alkermes Inc.[1]	19,702	330,994
Amylin Pharmaceuticals Inc.[1]	21,987	966,549
Barr Pharmaceuticals Inc.[1]	19,568	1,024,776
Cephalon Inc.[1]	11,770	826,019
Endo Pharmaceuticals Holdings Inc.[1]	25,739	734,591
ImClone Systems Inc.[1]	13,174	412,214
Kos Pharmaceuticals Inc.[1]	4,363	217,059
Mylan Laboratories Inc.	41,040	841,320
Neurocrine Biosciences Inc.[1]	7,392	85,378
Omnicare Inc.	23,650	895,862
Sepracor Inc.[1]	21,230	1,098,865
VCA Antech Inc.[1]	15,990	517,596

		8,071,554
REAL ESTATE – 1.75%
CB Richard Ellis Group Inc. Class A1	38,734	1,163,182
Forest City Enterprises Inc. Class A	11,457	628,989
Jones Lang LaSalle Inc.	7,103	653,476
St. Joe Co. (The)[2]	14,556	782,822

		3,228,469
REAL ESTATE INVESTMENT TRUSTS – 0.49%
CapitalSource Inc.	24,420	677,411
Global Signal Inc.	4,159	225,834

		903,245
RETAIL – 5.16%
Abercrombie & Fitch Co. Class A	17,079	1,309,105
Advance Auto Parts Inc.	20,689	724,529
CarMax Inc.[1]	20,782	920,643
Cheesecake Factory Inc. (The)[1]	14,637	413,495
Chico’s FAS Inc.[1]	34,276	820,225
Coldwater Creek Inc.[1]	11,620	354,294
Copart Inc.[1]	13,051	377,565
GameStop Corp. Class A1	7,990	407,969
GameStop Corp. Class B1	4,750	236,312
MSC Industrial Direct Co. Inc. Class A	9,510	389,149
O’Reilly Automotive Inc.[1]	21,948	708,701
Panera Bread Co. Class A1	5,848	361,406
PetSmart Inc.	27,343	786,932
Sonic Corp.[1]	16,918	384,885
Tractor Supply Co.[1]	6,745	326,593
Urban Outfitters Inc.[1]	22,939	401,432
Williams-Sonoma Inc.	18,186	618,506

		9,541,741
SAVINGS & LOANS – 0.77%
Hudson City Bancorp Inc.	103,670	1,423,389

		1,423,389
SEMICONDUCTORS – 8.41%
Altera Corp.[1]	71,039	1,309,959
Cree Inc.[1]	15,042	330,774
Cypress Semiconductor Corp.[1]	27,267	457,813
Integrated Device Technology Inc.[1]	39,137	620,321
Intersil Corp. Class A	27,668	648,815
KLA-Tencor Corp.	39,062	1,920,679
Lam Research Corp.[1]	27,556	1,362,644
MEMC Electronic Materials Inc.[1]	33,292	1,181,866
Microchip Technology Inc.	41,760	1,375,157
Novellus Systems Inc.[1]	24,840	686,826
NVIDIA Corp.[1]	68,924	2,403,380
PMC-Sierra Inc.[1]	40,800	270,504
QLogic Corp.[1]	31,105	640,141
Rambus Inc.[1]	18,805	311,411
Silicon Laboratories Inc.[1]	10,124	330,346
Xilinx Inc.	66,550	1,697,690

		15,548,326
SOFTWARE – 8.00%
Activision Inc.[1]	54,723	843,829

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2006

Security	Shares	Value
Autodesk Inc.[1]	45,277	$1,663,930
BEA Systems Inc.[1]	76,047	1,237,285
Cerner Corp.[1]	12,053	582,280
Citrix Systems Inc.[1]	35,558	1,050,028
Dun & Bradstreet Corp.[1]	12,264	947,271
Global Payments Inc.	15,540	679,253
Hyperion Solutions Corp.[1]	11,381	425,649
IMS Health Inc.	38,985	1,085,732
Intuit Inc.[1]	61,329	2,164,914
MasterCard Inc. Class A	12,748	944,627
NAVTEQ Corp.[1,2]	18,079	600,223
Nuance Communications Inc.[1]	27,354	315,665
Red Hat Inc.[1]	37,218	609,631
Salesforce.com Inc.[1]	16,169	630,914
SEI Investments Co.	14,032	789,721
VeriFone Holdings Inc.[1]	7,395	216,008

		14,786,960
TELECOMMUNICATIONS – 4.57%
Amdocs Ltd.[1]	37,073	1,436,949
Comverse Technology Inc.[1]	39,296	855,474
Crown Castle International Corp.[1]	39,510	1,329,512
Foundry Networks Inc.[1]	24,744	313,259
Harris Corp.	26,075	1,110,795
JDS Uniphase Corp.[1]	41,114	597,386
Leap Wireless International Inc.[1]	8,655	480,006
NeuStar Inc. Class A1	12,410	362,620
NII Holdings Inc. Class B1	27,303	1,775,514
United States Cellular Corp.[1]	3,056	193,781

		8,455,296
TRANSPORTATION – 2.12%
C.H. Robinson Worldwide Inc.	34,030	1,420,412
Expeditors International Washington Inc.	41,715	1,977,708
Landstar System Inc.	11,249	522,404

		3,920,524

TOTAL COMMON STOCKS (Cost: $181,475,827)		184,768,411

SHORT-TERM INVESTMENTS – 2.80%
CERTIFICATES OF DEPOSIT[3] – 0.11%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	28,831	28,831
Societe Generale
5.33%, 12/08/06	41,187	41,187
Washington Mutual Bank
5.36%, 11/13/06	102,967	102,967
Wells Fargo Bank N.A.
4.78%, 12/05/06	32,949	32,949

		205,934
COMMERCIAL PAPER[3] – 0.50%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	61,487	60,392
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	61,780	61,780
ASAP Funding Ltd.
5.29%, 11/02/06[4]	10,297	10,295
Atlantis One Funding
5.30%, 11/14/06[4]	56,512	56,403
Beta Finance Inc.
5.27%, 01/25/07[4]	8,237	8,135
Bryant Park Funding LLC
5.28%, 12/14/06[4]	13,003	12,921
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	20,878	20,838
Cantabric Finance LLC
5.26%, 01/25/07[4]	16,475	16,270
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	47,365	47,295
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	30,890	30,129
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	24,712	24,624
Curzon Funding LLC
5.29%, 11/17/06[4]	41,187	41,090

32	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2006

Security	Principal	Value
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	$47,453	$46,879
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	41,187	41,156
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	37,480	36,933
Galleon Capital Corp.
5.27%, 12/18/06[4]	5,759	5,719
General Electric Capital Services Inc.
5.22%, 12/11/06	4,119	4,095
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	24,300	23,821
HBOS Treasury Services PLC
5.27%, 12/15/06	8,237	8,184
Landale Funding LLC
5.31%, 11/15/06[4]	32,126	32,059
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	73,981	73,929
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	26,565	26,511
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	53,543	52,527
Nestle Capital Corp.
5.19%, 08/09/07	24,712	23,711
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	65,069	65,070
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	21,944	21,689
Sedna Finance Inc.
5.22%, 04/17/07[4]	23,476	22,908
Sydney Capital Corp.
5.27%, 12/08/06[4]	982	977
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	20,593	20,361
Tulip Funding Corp.
5.29%, 11/15/06 [4]	21,723	21,678

		918,379
MEDIUM-TERM NOTES[3] – 0.09%
Bank of America N.A.
5.28%, 04/20/07	10,297	10,297
Cullinan Finance Corp.
5.71%, 06/28/07[4]	30,890	30,890
K2 USA LLC
5.39%, 06/04/07[4]	30,890	30,890
Marshall & Ilsley Bank
5.18%, 12/15/06	41,187	41,204
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	48,189	48,188
US Bank N.A.
2.85%, 11/15/06	8,237	8,232

		169,701
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	115,913	115,913

		115,913
REPURCHASE AGREEMENTS[3] – 0.54%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $82,386 (collateralized by non-U.S. Government debt securities, value $84,872, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$82,374	82,374

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2006

Security	Principal	Value
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $57,671 (collateralized by U.S. Government obligations, value $58,834, 5.50%, 10/1/21 to 10/1/36).	$57,662	$57,662
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $61,789 (collateralized by non-U.S. Government debt securities, value $67,981, 0.31% to 6.00%, 7/25/36 to 11/25/46).	61,780	61,780
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $4,120 (collateralized by non-U.S. Government debt securities, value $4,244, 6.00% to 6.70%, 12/15/10 to 4/15/12).	4,119	4,119
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $144,175 (collateralized by non-U.S. Government debt securities, value $151,411, 4.11% to 9.32%, 4/15/10 to 5/15/36).	144,154	144,154
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $45,312 (collateralized by non-U.S. Government debt securities, value $50,772, 0.00% to 10.00%, 5/27/33 to 10/31/36).	45,305	45,305
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $24,716 (collateralized by non-U.S. Government debt securities, value $27,339, 0.00% to 10.00%, 5/27/33 to 10/31/36).	24,712	24,712
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $82,386 (collateralized by non-U.S. Government debt securities, value $86,520, 0.00% to 9.00%, 5/1/17 to 9/25/46).	82,374	82,374
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $72,088 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $73,906, 0.00% to 7.32%, 11/2/06 to 3/25/45).	72,077	72,077
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $61,789 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $62,957, 0.00% to 7.32%, 11/2/06 to 3/25/45).	61,780	61,780
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $24,716 (collateralized by non-U.S. Government debt securities, value $25,956, 0.00% to 10.00%, 1/1/10).	24,712	24,712

34	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2006

Security	Principal	Value
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $20,596 (collateralized by non-U.S. Government debt securities, value $21,632, 5.26% to 5.35%, 7/1/24 to 6/1/46).	$20,593	$20,593
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $10,299 (collateralized by non-U.S. Government debt securities, value $10,817, 6.25% to 7.63%, 9/15/13 to 6/1/16).	10,297	10,297
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $82,386 (collateralized by non-U.S. Government debt securities, value $84,874, 3.50% to 10.13%, 5/15/07 to 7/1/26).	82,374	82,374
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $41,193 (collateralized by non-U.S. Government debt securities, value $45,403, 5.50% to 10.39%, 6/17/08 to 6/25/36).	41,187	41,187
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $55,610 (collateralized by non-U.S. Government debt securities, value $58,823, 0.00% to 10.00%, 11/1/06 to 10/31/36).	55,602	55,602
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $29,784 (collateralized by non-U.S. Government debt securities, value $30,930, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	28,831	28,831
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $107,102 (collateralized by non-U.S. Government debt securities, value $112,477, 3.86% to 8.17%, 11/18/08 to 7/15/45).	107,086	107,086

		1,007,019
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	4,256	4,256

		4,256
VARIABLE & FLOATING RATE NOTES[3] – 1.50%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	105,438	105,451
American Express Bank
5.29%, 02/28/07	41,187	41,186
American Express Centurion Bank
5.41%, 07/19/07	45,305	45,343
American Express Credit Corp.
5.42%, 07/05/07	12,356	12,362
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	7,431	7,431
ASIF Global Financing
5.51%, 05/03/07[4]	4,119	4,120
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	26,771	26,771

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2006

Security	Principal	Value
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	$59,721	$59,723
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	105,026	105,031
BMW US Capital LLC
5.32%, 10/15/07[4]	41,187	41,187
BNP Paribas
5.36%, 05/18/07[4]	76,196	76,196
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	30,066	30,067
CC USA Inc.
5.37%, 07/30/07[4]	20,593	20,596
Commodore CDO Ltd.
5.47%, 06/12/07[4]	10,297	10,297
Credit Agricole SA
5.34%, 07/23/07	41,187	41,187
Credit Suisse First Boston NY
5.38%, 04/24/07	20,593	20,594
Cullinan Finance Corp.
5.36%, 04/25/07[4]	10,297	10,297
DaimlerChrysler Auto Trust
Series 2006-C Class A1
5.33%, 10/08/07[4]	10,297	10,297
DEPFA Bank PLC
5.43%, 09/14/07	41,187	41,187
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	47,365	47,367
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	41,187	41,187
Fifth Third Bancorp
5.30%, 11/23/07[4]	82,374	82,374
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	41,187	41,184
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	43,246	43,254
Granite Master Issuer PLC
5.29%, 08/20/07[4]	144,154	144,154
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	32,949	32,954
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	61,780	61,788
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	41,187	41,187
Holmes Financing PLC
5.29%, 07/16/07[4]	72,077	72,077
JP Morgan Chase & Co.
5.29%, 08/02/07	30,890	30,890
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	30,890	30,889
Kestrel Funding LLC
5.30%, 07/11/07[4]	16,475	16,474
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	24,712	24,712
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	42,926	42,927
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	45,305	45,303
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	16,310	16,310
Marshall & Ilsley Bank
5.30%, 10/15/07	22,653	22,653
Master Funding LLC
5.35%, 04/25/07[4]	37,068	37,068
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	61,780	61,780
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	4,119	4,119
Monumental Global Funding II
5.38%, 12/27/06[4]	8,237	8,238
Mound Financing PLC
5.29%, 05/08/07[4]	38,716	38,716

36	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2006

Security	Principal	Value
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	$148,272	$148,271
National City Bank of Indiana
5.37%, 05/21/07	20,593	20,594
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	135,916	135,943
Newcastle Ltd.
5.34%, 04/24/07[4]	14,518	14,516
Northern Rock PLC
5.36%, 08/03/07[4]	49,424	49,425
Northlake CDO I
5.46%, 09/06/07[4]	12,356	12,356
Principal Life Global Funding I
5.82%, 02/08/07	18,534	18,557
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	59,721	59,720
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	41,187	41,187
Strips III LLC
5.37%, 07/24/07[4]	9,467	9,467
SunTrust Bank
5.29%, 05/01/07	41,187	41,188
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	100,496	100,488
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	57,662	57,662
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	55,193	55,193
Wachovia Bank N.A.
5.36%, 05/22/07	82,374	82,374
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	30,890	30,905
Wells Fargo & Co.
5.33%, 11/15/07[4]	20,593	20,595
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	30,890	30,890
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	123,560	123,541
Wind MasterTrust
5.31%, 07/25/07[4]	16,475	16,475

		2,766,275

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,187,477)		5,187,477

TOTAL INVESTMENTS IN SECURITIES – 102.75% (Cost: $186,663,304)		189,955,888
Other Assets, Less Liabilities – (2.75)%		(5,092,146)

NET ASSETS – 100.00%		$184,863,742

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.79%
AGRICULTURE – 2.33%
Bunge Ltd.[1]	17,748	$1,137,824
Loews Corp. - Carolina Group	16,064	928,820
UST Inc.	24,053	1,288,279

		3,354,923
AIRLINES – 1.24%
AMR Corp.[2]	29,170	826,678
Continental Airlines Inc. Class B2	13,269	489,361
US Airways Group Inc.[2]	9,591	478,207

		1,794,246
APPAREL – 1.52%
Jones Apparel Group Inc.	16,673	556,878
Liz Claiborne Inc.	15,442	651,189
VF Corp.	12,954	984,634

		2,192,701
AUTO PARTS & EQUIPMENT – 0.67%
BorgWarner Inc.	8,459	486,392
Goodyear Tire & Rubber Co. (The)[2]	23,295	357,112
TRW Automotive Holdings Corp.[2]	5,006	128,404

		971,908
BANKS – 10.51%
AmSouth Bancorp	48,824	1,475,461
Associated Bancorp	18,368	603,205
BancorpSouth Inc.	11,016	281,459
Bank of Hawaii Corp.	7,547	393,727
Colonial BancGroup Inc. (The)	22,857	544,911
Comerica Inc.	24,186	1,407,383
Commerce Bancshares Inc.	9,916	490,941
Compass Bancshares Inc.	19,199	1,080,136
First Horizon National Corp.	18,320	720,342
FirstMerit Corp.	11,090	257,510
Fulton Financial Corp.	25,718	411,745
Huntington Bancshares Inc.	33,529	818,443
International Bancshares Corp.	7,387	226,633
Mercantile Bankshares Corp.	18,597	838,353
Popular Inc.	37,945	690,220
Sky Financial Group Inc.	16,145	404,432
South Financial Group Inc. (The)	11,048	293,103
TCF Financial Corp.	18,549	482,830
TD Banknorth Inc.	14,860	439,559
UnionBanCal Corp.	8,150	469,277
Valley National Bancorp	17,332	451,672
Webster Financial Corp.	7,797	376,751
Whitney Holding Corp.	9,744	318,239
Wilmington Trust Corp.	10,119	420,748
Zions Bancorporation	15,743	1,265,737

		15,162,817
BEVERAGES – 1.67%
Coca-Cola Enterprises Inc.	41,192	825,076
Molson Coors Brewing Co. Class B	10,885	774,794
Pepsi Bottling Group Inc.	19,572	618,867
PepsiAmericas Inc.	9,575	195,809

		2,414,546
BUILDING MATERIALS – 0.19%
Lennox International Inc.	9,927	267,632

		267,632
CHEMICALS – 3.70%
Ashland Inc.	10,542	623,032
Cabot Corp.	8,413	332,734
Celanese Corp. Class A	16,088	331,574
Chemtura Corp.	35,651	305,886
Eastman Chemical Co.	12,087	736,340
FMC Corp.	5,438	372,775
International Flavors & Fragrances Inc.	12,392	526,412
Lubrizol Corp.	10,130	455,850
Lyondell Chemical Co.	33,296	854,708
RPM International Inc.	17,544	335,968
Valspar Corp. (The)	14,009	375,301
Westlake Chemical Corp.	2,832	89,350

		5,339,930
COMMERCIAL SERVICES – 2.15%
ADESA Inc.	12,624	317,367
Block (H & R) Inc.	44,392	970,409
Donnelley (R.R.) & Sons Co.	32,037	1,084,773
ServiceMaster Co. (The)	43,338	491,020
United Rentals Inc.[2]	9,935	235,360

		3,098,929
COMPUTERS – 1.85%
Computer Sciences Corp.[2]	25,360	1,340,276

38	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2006

Security	Shares	Value
Lexmark International Inc.[2]	15,659	$995,756
Unisys Corp.[2]	50,820	332,363

		2,668,395
DISTRIBUTION & WHOLESALE – 1.34%
Genuine Parts Co.	25,704	1,170,046
Ingram Micro Inc. Class A2	21,125	435,386
Tech Data Corp.[2]	8,249	324,598

		1,930,030
DIVERSIFIED FINANCIAL SERVICES – 2.18%
AmeriCredit Corp.[2]	19,351	494,805
CIT Group Inc.	29,689	1,545,312
Edwards (A.G.) Inc.	11,360	648,088
IndyMac Bancorp Inc.	10,185	462,908

		3,151,113
ELECTRIC – 11.00%
Alliant Energy Corp.	17,437	668,709
CenterPoint Energy Inc.	40,769	631,104
CMS Energy Corp.[2]	32,788	488,213
Constellation Energy Group Inc.	26,524	1,655,098
DPL Inc.	16,937	486,431
DTE Energy Co.	26,433	1,200,851
Dynegy Inc. Class A2	58,635	356,501
Energy East Corp.	21,851	531,198
Great Plains Energy Inc.	11,791	383,679
Hawaiian Electric Industries Inc.	11,925	334,138
MDU Resources Group Inc.	24,674	633,628
Northeast Utilities	22,783	569,803
NSTAR	15,828	550,656
OGE Energy Corp.	13,348	514,966
Pepco Holdings Inc.	27,961	710,769
Pinnacle West Capital Corp.	14,712	703,381
Portland General Electric Co.	4,013	103,415
Puget Energy Inc.	17,046	407,058
Reliant Energy Inc.[2]	45,197	573,098
SCANA Corp.	15,442	617,062
Sierra Pacific Resources Corp.[2]	29,805	451,844
TECO Energy Inc.	30,907	509,656
Westar Energy Inc.	12,880	326,122
Wisconsin Energy Corp.	17,399	799,310
WPS Resources Corp.	6,379	339,427
Xcel Energy Inc.	59,589	1,315,129

		15,861,246
ELECTRICAL COMPONENTS & EQUIPMENT – 0.43%
Energizer Holdings Inc.[2]	7,984	623,950

		623,950
ELECTRONICS – 0.37%
Arrow Electronics Inc.[2]	17,977	536,613

		536,613
ENGINEERING & CONSTRUCTION – 0.42%
Shaw Group Inc. (The)[2]	11,220	298,003
URS Corp.[2]	7,586	306,550

		604,553
FOOD – 2.73%
Corn Products International Inc.	10,982	397,439
Dean Foods Co.[2]	20,018	838,554
Del Monte Foods Co.	29,567	319,028
Hormel Foods Corp.	11,021	397,968
Smucker (J.M.) Co. (The)	8,477	415,373
SUPERVALU Inc.	31,464	1,050,898
Tyson Foods Inc. Class A	35,664	515,345

		3,934,605
FOREST PRODUCTS & PAPER – 1.92%
Louisiana-Pacific Corp.	15,691	310,368
Plum Creek Timber Co. Inc.	26,647	957,693
Rayonier Inc.	11,231	460,359
Smurfit-Stone Container Corp.[2]	37,656	401,413
Temple-Inland Inc.	16,134	636,325

		2,766,158
GAS – 3.23%
AGL Resources Inc.	11,563	433,612
Atmos Energy Corp.	11,923	366,394
Energen Corp.	9,793	419,336
KeySpan Corp.	25,924	1,051,996
NiSource Inc.	40,241	936,408
Piedmont Natural Gas Co.	10,488	283,176
Southern Union Co.	15,518	429,538
UGI Corp.	15,574	412,711
Vectren Corp.	11,271	327,535

		4,660,706
HAND & MACHINE TOOLS – 1.16%
Black & Decker Corp.	11,276	945,831

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2006

Security	Shares	Value
Kennametal Inc.	5,874	$362,485
Snap-On Inc.	7,806	367,116

		1,675,432
HEALTH CARE-PRODUCTS – 0.35%
Hillenbrand Industries Inc.	8,649	507,523

		507,523
HEALTH CARE-SERVICES – 0.67%
Tenet Healthcare Corp.[2]	69,480	490,529
Triad Hospitals Inc.[2]	12,978	480,575

		971,104
HOME BUILDERS – 1.21%
KB Home	11,739	527,551
Lennar Corp. Class A	18,748	890,155
Lennar Corp. Class B	1,645	73,219
M.D.C. Holdings Inc.	5,145	256,530

		1,747,455
HOME FURNISHINGS – 0.70%
Whirlpool Corp.	11,594	1,007,866

		1,007,866
HOUSEWARES – 0.82%
Newell Rubbermaid Inc.	40,915	1,177,534

		1,177,534
INSURANCE – 14.68%
Ambac Financial Group Inc.	15,636	1,305,450
American Financial Group Inc.	6,861	328,367
AmerUs Group Co.	5,664	387,871
Assurant Inc.	16,147	850,301
Axis Capital Holdings Ltd.	20,692	679,732
Berkley (W.R.) Corp.	26,541	978,301
Cincinnati Financial Corp.	22,676	1,035,159
CNA Financial Corp.[2]	2,155	80,705
Commerce Group Inc.	9,051	267,910
Conseco Inc.[2]	22,674	461,189
Endurance Specialty Holdings Ltd.	8,774	312,793
Erie Indemnity Co. Class A	7,654	387,675
Everest Re Group Ltd.	9,652	957,285
Fidelity National Financial Inc.	25,793	575,184
Fidelity National Title Group Inc. Class A	31,614	695,814
First American Corp.	12,674	517,479
Hanover Insurance Group Inc. (The)	7,559	342,801
MBIA Inc.	19,922	1,235,562
Mercury General Corp.	3,906	202,214
MGIC Investment Corp.	13,006	764,233
Nationwide Financial Services Inc.	7,937	404,152
Ohio Casualty Corp.	9,113	249,970
Old Republic International Corp.	31,805	716,567
PartnerRe Ltd.	8,415	588,377
PMI Group Inc. (The)	12,834	547,370
Protective Life Corp.	9,531	421,747
Radian Group Inc.	12,260	653,458
Reinsurance Group of America Inc.	4,293	242,125
RenaissanceRe Holdings Ltd.	9,297	505,757
SAFECO Corp.	17,299	1,006,629
StanCorp Financial Group Inc.	8,096	369,906
Torchmark Corp.	14,712	907,436
Transatlantic Holdings Inc.	3,908	238,154
Unitrin Inc.	6,619	284,154
UnumProvident Corp.	50,924	1,007,277
White Mountains Insurance Group Ltd.	1,178	668,809

		21,177,913
IRON & STEEL – 1.34%
Cleveland-Cliffs Inc.	6,182	261,437
Steel Dynamics Inc.	7,280	437,601
United States Steel Corp.	18,295	1,236,742

		1,935,780
LEISURE TIME – 1.20%
Brunswick Corp.	13,757	433,345
Royal Caribbean Cruises Ltd.	19,674	796,797
Sabre Holdings Corp.	19,468	494,877

		1,725,019
MANUFACTURING – 1.94%
Crane Co.	7,829	304,861
Eastman Kodak Co.[1]	42,611	1,039,708
Leggett & Platt Inc.	27,060	631,851
SPX Corp.	8,582	493,637
Teleflex Inc.	5,359	333,330

		2,803,387
MEDIA – 1.40%
Belo Corp.	13,360	234,067
Hearst-Argyle Television Inc.	3,963	99,868

40	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2006

Security	Shares	Value
McClatchy Co. (The) Class A	8,150	$353,302
New York Times Co. Class A	21,427	517,891
Tribune Co.	24,254	808,386

		2,013,514
METAL FABRICATE & HARDWARE – 0.59%
Commercial Metals Co.	17,851	475,015
Timken Co. (The)	12,542	376,887

		851,902
OFFICE & BUSINESS EQUIPMENT – 1.07%
Pitney Bowes Inc.	32,990	1,540,963

		1,540,963
OIL & GAS – 3.53%
Cabot Oil & Gas Corp.	7,213	381,640
Cimarex Energy Co.	12,260	441,605
Forest Oil Corp.[2]	8,060	263,078
Frontier Oil Corp.	16,681	490,421
Murphy Oil Corp.	26,295	1,240,072
Noble Energy Inc.	26,249	1,276,489
Pogo Producing Co.	7,827	350,258
Tesoro Corp.	10,124	647,329

		5,090,892
PACKAGING & CONTAINERS – 1.50%
Bemis Co. Inc.	15,621	525,178
Crown Holdings Inc.[2]	24,756	481,257
Owens-Illinois Inc.[2]	21,170	351,422
Packaging Corp. of America	12,168	279,499
Sonoco Products Co.	14,707	521,804

		2,159,160
PIPELINES – 1.76%
El Paso Corp.	103,410	1,416,717
National Fuel Gas Co.	11,862	443,639
ONEOK Inc.	16,250	676,488

		2,536,844
REAL ESTATE INVESTMENT TRUSTS – 6.34%
Annaly Capital Management Inc.	28,677	376,242
Apartment Investment & Management Co. Class A	14,442	827,815
Brandywine Realty Trust	13,426	447,891
Crescent Real Estate Equities Co.	14,232	310,258
Health Care Property Investors Inc.	23,472	737,021
Health Care REIT Inc.[1]	9,301	383,945
Healthcare Realty Trust Inc.	7,083	286,862
Host Hotels & Resorts Inc.	77,399	1,784,821
HRPT Properties Trust	31,127	370,411
iStar Financial Inc.	16,810	778,807
Liberty Property Trust	13,357	643,807
Mack-Cali Realty Corp.	9,245	489,061
New Century Financial Corp.	7,552	297,398
New Plan Excel Realty Trust Inc.	15,464	445,363
Reckson Associates Realty Corp.	12,249	540,426
Thornburg Mortgage Inc.	16,803	431,501

		9,151,629
RETAIL – 3.50%
AutoNation Inc.[2]	23,556	472,298
BJ’s Wholesale Club Inc.[2]	9,885	283,205
Dillard’s Inc. Class A	9,675	291,895
Family Dollar Stores Inc.	21,220	624,929
Foot Locker Inc.	23,220	538,472
Limited Brands Inc.	50,027	1,474,296
OfficeMax Inc.	10,457	497,544
RadioShack Corp.	19,921	355,391
Rite Aid Corp.[2]	77,952	364,815
United Auto Group Inc.	6,082	139,764

		5,042,609
SAVINGS & LOANS – 1.88%
Astoria Financial Corp.	13,557	393,289
Downey Financial Corp.	3,078	212,013
New York Community Bancorp Inc.	39,697	649,046
Sovereign Bancorp Inc.	48,537	1,158,093
Washington Federal Inc.	12,846	298,541

		2,710,982
SEMICONDUCTORS – 0.26%
Atmel Corp.[2]	66,544	382,628

		382,628
TELECOMMUNICATIONS – 2.41%
CenturyTel Inc.	16,122	648,749
Citizens Communications Co.	47,599	697,801
Embarq Corp.	22,056	1,066,408
Level 3 Communications Inc.[2]	147,424	779,873
3Com Corp.[2]	58,473	284,179

		3,477,010

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
TOYS, GAMES & HOBBIES – 1.27%
Hasbro Inc.	21,795	$564,926
Mattel Inc.	56,187	1,271,512

		1,836,438
TRANSPORTATION – 0.76%
Overseas Shipholding Group Inc.	4,415	276,158
Ryder System Inc.	9,197	484,222
YRC Worldwide Inc.[2]	8,596	333,009

		1,093,389

TOTAL COMMON STOCKS (Cost: $135,676,846)		143,951,974
SHORT-TERM INVESTMENTS – 0.75%
CERTIFICATES OF DEPOSIT[3] – 0.03%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$6,152	6,152
Societe Generale
5.33%, 12/08/06	8,789	8,789
Washington Mutual Bank
5.36%, 11/13/06	21,973	21,973
Wells Fargo Bank N.A.
4.78%, 12/05/06	7,031	7,031

		43,945
COMMERCIAL PAPER[3] – 0.14%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	13,121	12,892
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	13,184	13,184
ASAP Funding Ltd.
5.29%, 11/02/06[4]	2,197	2,197
Atlantis One Funding
5.30%, 11/14/06[4]	12,059	12,036
Beta Finance Inc.
5.27%, 01/25/07[4]	1,758	1,736
Bryant Park Funding LLC
5.28%, 12/14/06[4]	2,775	2,757
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	4,455	4,447

Security	Principal	Value
Cantabric Finance LLC
5.26%, 01/25/07[4]	$3,516	$3,472
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	10,107	10,093
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	6,592	6,429
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	5,273	5,255
Curzon Funding LLC
5.29%, 11/17/06[4]	8,789	8,768
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	10,126	10,004
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	8,789	8,783
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	7,998	7,881
Galleon Capital Corp.
5.27%, 12/18/06[4]	1,229	1,220
General Electric Capital Services Inc.
5.22%, 12/11/06	879	874
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	5,186	5,084
HBOS Treasury Services PLC
5.27%, 12/15/06	1,758	1,746
Landale Funding LLC
5.31%, 11/15/06[4]	6,855	6,841
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	15,787	15,776
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	5,669	5,657
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	11,426	11,209
Nestle Capital Corp.
5.19%, 08/09/07	5,273	5,060

42	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2006

Security	Principal	Value
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	$13,885	$13,885
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	4,683	4,628
Sedna Finance Inc.
5.22%, 04/17/07[4]	5,010	4,888
Sydney Capital Corp.
5.27%, 12/08/06[4]	210	208
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	4,395	4,345
Tulip Funding Corp.
5.29%, 11/15/06[4]	4,636	4,626

		195,981
MEDIUM-TERM NOTES[3] – 0.02%
Bank of America N.A.
5.28%, 04/20/07	2,197	2,197
Cullinan Finance Corp.
5.71%, 06/28/07[4]	6,592	6,592
K2 USA LLC
5.39%, 06/04/07[4]	6,592	6,592
Marshall & Ilsley Bank
5.18%, 12/15/06	8,789	8,793
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	10,283	10,283
US Bank N.A.
2.85%, 11/15/06	1,758	1,757

		36,214
REPURCHASE AGREEMENTS[3] – 0.15%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $17,581 (collateralized by non-U.S. Government debt securities, value $18,111, 4.70% to 8.75%, 7/30/10 to 11/15/25).	17,578	17,578
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $12,307 (collateralized by U.S. Government obligations, value $12,555, 5.50%, 10/1/21 to 10/1/36).	12,305	12,305
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $13,186 (collateralized by non-U.S. Government debt securities, value $14,507, 0.31% to 6.00%, 7/25/36 to 11/25/46).	13,184	13,184
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $879 (collateralized by non-U.S. Government debt securities, value $906, 6.00% to 6.70%, 12/15/10 to 4/15/12).	879	879
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $30,767 (collateralized by non-U.S. Government debt securities, value $32,310, 4.11% to 9.32%, 4/15/10 to 5/15/36).	30,762	30,762
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $9,669 (collateralized by non-U.S. Government debt securities, value $10,834, 0.00% to 10.00%, 5/27/33 to 10/31/36).	9,668	9,668

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $5,274 (collateralized by non-U.S. Government debt securities, value $5,834, 0.00% to 10.00%, 5/27/33 to 10/31/36).	$5,273	$5,273
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $17,581 (collateralized by non-U.S. Government debt securities, value $18,463, 0.00% to 9.00%, 5/1/17 to 9/25/46).	17,578	17,578
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $15,383 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $15,771, 0.00% to 7.32%, 11/2/06 to 3/25/45).	15,381	15,381
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $13,186 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $13,435, 0.00% to 7.32%, 11/2/06 to 3/25/45).	13,184	13,184
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $5,274 (collateralized by non-U.S. Government debt securities, value $5,539, 0.00% to 10.00%, 1/1/10).	5,273	5,273
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $4,396 (collateralized by non-U.S. Government debt securities, value $4,616, 5.26% to 5.35%, 7/1/24 to 6/1/46).	4,395	4,395
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $2,197 (collateralized by non-U.S. Government debt securities, value $2,308, 6.25% to 7.63%, 9/15/13 to 6/1/16).	2,197	2,197
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $17,581 (collateralized by non-U.S. Government debt securities, value $18,112, 3.50% to 10.13%, 5/15/07 to 7/1/26).	17,578	17,578
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $8,790 (collateralized by non-U.S. Government debt securities, value $9,689, 5.50% to 10.39%, 6/17/08 to 6/25/36).	8,789	8,789
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $11,867 (collateralized by non-U.S. Government debt securities, value $12,553, 0.00% to 10.00%, 11/1/06 to 10/31/36).	11,865	11,865

44	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $6,355 (collateralized by non-U.S. Government debt securities, value $6,600, 0.00% to 10.00%, 11/1/06 to 10/31/36).[5]	$6,152	$6,152
Wachovia Capital Repurchase Agreement, 5. 38%, due 11/1/06, maturity value $22,855 (collateralized by non-U.S. Government debt securities, value $24,002, 3.86% to 8.17%, 11/18/08 to 7/15/45).	22,852	22,852

		214,893
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	908	908

		908
VARIABLE & FLOATING RATE NOTES[3] – 0.41%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	22,500	22,502
American Express Bank
5.29%, 02/28/07	8,789	8,789
American Express Centurion Bank
5.41%, 07/19/07	9,668	9,676
American Express Credit Corp.
5.42%, 07/05/07	2,637	2,638
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	1,586	1,586
ASIF Global Financing
5.51%, 05/03/07[4]	879	879
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	5,713	5,713
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	12,744	12,744
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	22,412	22,413
BMW US Capital LLC
5.32%, 10/15/07[4]	8,789	8,789
BNP Paribas
5.36%, 05/18/07[4]	16,260	16,260
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	6,416	6,416
CC USA Inc.
5.37%, 07/30/07[4]	4,395	4,395
Commodore CDO Ltd.
5.47%, 06/12/07[4]	2,197	2,197
Credit Agricole SA
5.34%, 07/23/07	8,789	8,789
Credit Suisse First Boston NY
5.38%, 04/24/07	4,395	4,395
Cullinan Finance Corp.
5.36%, 04/25/07[4]	2,197	2,197
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	2,197	2,197
DEPFA Bank PLC
5.43%, 09/14/07	8,789	8,789
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	10,107	10,108
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	8,789	8,789
Fifth Third Bancorp
5.30%, 11/23/07[4]	17,578	17,578
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	8,789	8,788
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	9,229	9,230

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2006

Security	Principal	Value
Granite Master Issuer PLC
5.29%, 08/20/07[4]	$30,762	$30,762
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	7,031	7,032
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	13,184	13,185
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	8,789	8,789
Holmes Financing PLC
5.29%, 07/16/07[4]	15,381	15,381
JP Morgan Chase & Co.
5.29%, 08/02/07	6,592	6,592
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	6,592	6,591
Kestrel Funding LLC
5.30%, 07/11/07[4]	3,516	3,515
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	5,273	5,273
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	9,160	9,160
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	9,668	9,668
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	3,481	3,480
Marshall & Ilsley Bank
5.30%, 10/15/07	4,834	4,834
Master Funding LLC
5.35%, 04/25/07[4]	7,910	7,910
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	13,184	13,184
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,5]	879	879
Monumental Global Funding II
5.38%, 12/27/06[4]	1,758	1,758
Mound Financing PLC
5.29%, 05/08/07[4]	8,262	8,262
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	31,641	31,640
National City Bank of Indiana
5.37%, 05/21/07	4,395	4,395
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	29,004	29,009
Newcastle Ltd.
5.34%, 04/24/07[4]	3,098	3,098
Northern Rock PLC
5.36%, 08/03/07[4]	10,547	10,547
Northlake CDO I
5.46%, 09/06/07[4]	2,637	2,637
Principal Life Global Funding I
5.82%, 02/08/07	3,955	3,960
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	12,744	12,744
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	8,789	8,789
Strips III LLC
5.37%, 07/24/07[4]	2,020	2,020
SunTrust Bank
5.29%, 05/01/07	8,789	8,789
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	21,445	21,445
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	12,305	12,305
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	11,778	11,778
Wachovia Bank N.A.
5.36%, 05/22/07	17,578	17,578
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	6,592	6,595
Wells Fargo & Co.
5.33%, 11/15/07[4]	4,395	4,395

46	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2006

Security	Principal	Value
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	$6,592	$6,591
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	26,367	26,362
Wind MasterTrust
5.31%, 07/25/07[4]	3,516	3,516

		590,305

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,082,246)		1,082,246

TOTAL INVESTMENTS IN SECURITIES – 100.54% (Cost: $136,759,092)		145,034,220
Other Assets, Less Liabilities – (0.54)%		(779,411)

NET ASSETS – 100.00%		$144,254,809

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.96%
ADVERTISING – 0.26%
ADVO Inc.	10,655	$312,831

		312,831
AEROSPACE & DEFENSE – 2.72%
Curtiss-Wright Corp.	14,741	498,835
EDO Corp.	5,471	130,812
Esterline Technologies Corp.[1]	8,626	325,200
GenCorp Inc.[1]	15,312	200,587
K&F Industries Holdings Inc.[1]	6,208	120,684
Kaman Corp.	7,567	154,291
Moog Inc. Class A1	12,665	472,404
Orbital Sciences Corp.[1]	20,184	366,541
Sequa Corp. Class A1	1,683	178,583
Teledyne Technologies Inc.[1]	10,865	453,288
Triumph Group Inc.	5,499	264,777
United Industrial Corp.	3,155	142,007

		3,308,009
AGRICULTURE – 0.72%
Andersons Inc.	5,811	208,905
Delta & Pine Land Co.	12,168	492,926
Vector Group Ltd.	10,066	172,531

		874,362
AIRLINES – 1.07%
Alaska Air Group Inc.[1]	13,277	533,072
Republic Airways Holdings Inc.[1]	11,198	200,108
SkyWest Inc.	21,587	575,509

		1,308,689
APPAREL – 2.56%
Columbia Sportswear Co.[1]	4,602	256,976
K-Swiss Inc. Class A	8,811	311,205
Phillips-Van Heusen Corp.	18,686	855,071
Quiksilver Inc.[1]	41,065	572,857
Skechers U.S.A. Inc. Class A1	8,275	247,340
Warnaco Group Inc. (The)[1]	15,898	337,674
Wolverine World Wide Inc.	18,837	534,217

		3,115,340
BANKS – 5.96%
Bank Mutual Corp.	20,418	247,466
Bank of the Ozarks Inc.	4,235	132,683
Boston Private Financial Holdings Inc.	12,340	341,078
Capitol Bancorp Ltd.	4,957	232,582
CVB Financial Corp.	20,697	300,727
First Community Bancorp	8,878	474,707
First Republic Bank	10,309	401,432
Fremont General Corp.	22,965	333,681
Frontier Financial Corp.	15,184	440,488
Glacier Bancorp Inc.	11,282	393,967
Hancock Holding Co.	9,145	469,138
Hanmi Financial Corp.	16,612	354,998
Prosperity Bancshares Inc.	11,084	384,504
Sterling Bancshares Inc.	15,536	284,464
Sterling Financial Corp. (Washington)	12,477	414,985
Texas Regional Bancshares Inc. Class A	17,076	663,403
UCBH Holdings Inc.	31,967	547,914
United Community Banks Inc.	13,419	421,893
Wintrust Financial Corp.	8,665	418,173

		7,258,283
BIOTECHNOLOGY – 2.06%
Alexion Pharmaceuticals Inc.[1]	10,654	398,033
Bio-Rad Laboratories Inc. Class A1	6,089	447,054
Cambrex Corp.	8,953	209,500
Exelixis Inc.[1]	31,333	303,930
Myriad Genetics Inc.[1]	13,359	359,224
NektarTherapeutics[1]	30,245	436,435
Regeneron Pharmaceuticals Inc.[1]	17,563	352,138

		2,506,314
BUILDING MATERIALS – 1.71%
Comfort Systems USA Inc.	13,016	151,116
ElkCorp	6,545	164,410
Genlyte Group Inc. (The)[1]	8,487	655,706
Goodman Global Inc.[1]	10,694	171,853
Interline Brands Inc.[1]	10,070	241,076
NCI Building Systems Inc.[1]	6,898	412,845
Universal Forest Products Inc.	6,414	291,067

		2,088,073
CHEMICALS – 1.31%
Arch Chemicals Inc.	8,149	272,666
Hercules Inc.[1]	38,461	699,990

48	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2006

Security	Shares	Value
NewMarket Corp.	5,064	$325,615
Spartech Corp.	10,882	298,167

		1,596,438
COAL – 0.23%
Alpha Natural Resources Inc.[1]	17,859	284,137

		284,137
COMMERCIAL SERVICES – 7.38%
Advance America Cash Advance Centers Inc.	21,025	315,165
AMN Healthcare Services Inc.[1]	10,904	275,762
Arbitron Inc.	9,913	416,346
BearingPoint Inc.[1]	62,727	522,516
CBIZ Inc.[1]	18,326	129,015
CDI Corp.	4,283	101,250
Cenveo Inc.[1]	14,315	284,010
Consolidated Graphics Inc.[1]	3,977	247,250
Corrections Corp. of America[1]	20,385	931,391
Cross Country Healthcare Inc.[1]	8,571	165,935
Escala Group Inc.[1,2]	2,433	12,311
FTI Consulting Inc.[1]	13,599	386,348
Gevity HR Inc.	8,811	199,129
Heidrick & Struggles International Inc.[1]	6,150	251,350
Jackson Hewitt Tax Service Inc.	11,673	403,886
Kelly Services Inc. Class A	6,496	186,955
Korn/Ferry International[1]	14,597	322,740
Live Nation Inc.[1]	19,696	418,737
MAXIMUS Inc.	7,193	200,757
McGrath RentCorp	7,812	210,924
MPS Group Inc.[1]	34,669	528,702
PAREXEL International Corp.[1]	9,221	272,942
PRA International[1]	6,688	197,296
Quanta Services Inc.[1]	34,359	628,770
Rollins Inc.	11,865	256,759
Source Interlink Companies Inc.[1,2]	11,230	101,519
Spherion Corp.[1]	19,492	141,317
Steiner Leisure Ltd.[1]	5,468	249,560
Viad Corp.	7,027	259,648
Wright Express Corp.[1]	13,636	373,217

		8,991,507
COMPUTERS – 2.86%
BISYS Group Inc. (The)[1]	40,466	446,745
Brocade Communications Systems Inc.[1]	92,369	749,113
Covansys Corp.[1]	6,085	142,389
Electronics For Imaging Inc.[1]	19,232	454,644
Hutchinson Technology Inc.[1]	8,786	203,396
Komag Inc.[1]	10,385	397,226
Manhattan Associates Inc.[1]	9,230	272,562
Mentor Graphics Corp.[1]	27,189	458,678
MTS Systems Corp.	6,123	203,835
Syntel Inc.	6,353	159,143

		3,487,731
COSMETICS & PERSONAL CARE – 0.30%
Chattem Inc.[1]	5,044	213,966
Elizabeth Arden Inc.[1]	8,635	150,594

		364,560
DISTRIBUTION & WHOLESALE – 0.33%
Watsco Inc.	8,137	405,223

		405,223
DIVERSIFIED FINANCIAL SERVICES – 1.59%
Accredited Home Lenders Holding Co.[1,2]	7,767	237,670
Advanta Corp. Class B	5,868	230,260
Asset Acceptance Capital Corp.[1]	5,114	91,080
Financial Federal Corp.	9,192	252,964
Knight Capital Group Inc. Class A1	35,391	660,042
Ocwen Financial Corp.[1]	12,155	190,226
World Acceptance Corp.[1]	5,581	278,994

		1,941,236
ELECTRIC – 1.02%
El Paso Electric Co.[1]	16,306	380,908
ITC Holdings Corp.	9,011	320,071
NorthWestern Corp.	12,052	426,400
Pike Electric Corp.[1]	6,013	110,940

		1,238,319
ELECTRICAL COMPONENTS & EQUIPMENT – 1.71%
Advanced Energy Industries Inc.[1]	11,843	186,172
Belden CDT Inc.	14,655	530,511
EnerSys[1]	6,950	122,528

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2006

Security	Shares	Value
General Cable Corp.[1]	17,311	$650,894
Greatbatch Inc.[1]	7,343	165,144
Littelfuse Inc.[1]	7,482	253,341
Power-One Inc.[1]	25,037	171,253

		2,079,843
ELECTRONICS – 3.21%
Benchmark Electronics Inc.[1]	21,746	577,356
Brady Corp. Class A	15,774	583,638
Checkpoint Systems Inc.[1]	13,144	239,352
Cubic Corp.	5,504	115,089
KEMET Corp.[1]	29,004	213,179
Orbotech Ltd.[1]	11,201	270,504
Paxar Corp.[1]	12,736	254,975
Plexus Corp.[1]	15,699	344,122
Rofin-Sinar Technologies Inc.[1]	5,195	319,908
Technitrol Inc.	13,664	344,606
TTM Technologies Inc.[1]	12,732	154,694
Varian Inc.[1]	10,465	490,704

		3,908,127
ENERGY - ALTERNATE SOURCES – 0.29%
Headwaters Inc.[1]	14,287	353,603

		353,603
ENGINEERING & CONSTRUCTION – 1.29%
Dycom Industries Inc.[1]	13,639	317,925
Granite Construction Inc.	11,662	607,590
InfraSource Services Inc.[1]	13,558	265,330
Insituform Technologies Inc. Class A1	9,074	212,059
Perini Corp.[1]	6,820	168,590

		1,571,494
ENTERTAINMENT – 0.14%
Isle of Capri Casinos Inc.[1]	6,821	171,207

		171,207
ENVIRONMENTAL CONTROL – 1.27%
Clean Harbors Inc.[1]	5,095	218,015
Mine Safety Appliances Co.	9,299	351,688
Tetra Tech Inc.[1]	19,344	351,674
Waste Connections Inc.[1]	15,371	625,446

		1,546,823
FOOD – 1.40%
Flowers Foods Inc.	18,999	516,203
Hain Celestial Group Inc.[1]	13,002	367,046
J&J Snack Foods Corp.	4,710	157,361
Performance Food Group Co.[1]	10,938	317,968
Pilgrim’s Pride Corp.	13,983	349,295

		1,707,873
FOREST PRODUCTS & PAPER – 0.16%
Deltic Timber Corp.	3,862	196,614

		196,614
HAND & MACHINE TOOLS – 0.68%
Baldor Electric Co.	9,774	313,550
Regal-Beloit Corp.	10,351	511,857

		825,407
HEALTH CARE-PRODUCTS – 1.76%
Arrow International Inc.	7,588	271,271
Oakley Inc.	8,780	163,132
Orthofix International NV1	5,051	224,972
PolyMedica Corp.	7,910	328,660
Steris Corp.	22,234	541,843
Vital Sign Inc.	2,771	156,174
West Pharmaceutical Services Inc.	10,884	457,563

		2,143,615
HEALTH CARE-SERVICES – 2.65%
Amedisys Inc.[1]	5,449	221,066
AMERIGROUP Corp.[1]	17,534	525,319
Centene Corp.[1]	14,635	345,240
Genesis HealthCare Corp.[1]	6,611	320,171
LifePoint Hospitals Inc.[1]	18,208	646,384
Magellan Health Services Inc.[1]	12,556	547,944
Odyssey Healthcare Inc.[1]	11,800	156,350
Sunrise Senior Living Inc.[1]	14,764	460,784

		3,223,258
HOME BUILDERS – 0.47%
Champion Enterprises Inc.[1]	25,823	239,121
Winnebago Industries Inc.[2]	9,999	332,867

		571,988
HOME FURNISHINGS – 0.63%
American Woodmark Corp.	3,576	132,276
Sealy Corp.	14,860	209,080

50	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2006

Security	Shares	Value
Tempur-Pedic International Inc.[1,2]	21,399	$422,416

		763,772
HOUSEHOLD PRODUCTS & WARES – 1.42%
Central Garden & Pet Co.[1]	7,504	374,975
Fossil Inc.[1]	16,177	353,306
Playtex Products Inc.[1]	19,689	274,465
Prestige Brands Holdings Inc.[1]	12,032	141,978
Spectrum Brands Inc.[1]	13,349	129,752
Yankee Candle Co. Inc. (The)	13,455	455,452

		1,729,928
INSURANCE – 1.36%
Bristol West Holdings Inc.	5,986	83,325
First Acceptance Corp.[1]	5,833	62,646
Hilb, Rogal & Hobbs Co.	12,068	481,755
Universal American Financial Corp.[1]	12,935	240,462
USI Holdings Corp.[1]	13,025	207,488
Zenith National Insurance Corp.	12,586	585,501

		1,661,177
INTERNET – 1.47%
Ariba Inc.[1]	25,567	193,031
Avocent Corp.[1]	16,714	613,571
Covad Communications Group Inc.[1]	99,055	131,743
Priceline.com Inc.[1]	11,329	456,445
RealNetworks Inc.[1]	35,725	392,260

		1,787,050
IRON & STEEL – 1.15%
AK Steel Holding Corp.[1]	35,294	526,939
Chaparral Steel Co.	14,460	601,391
Schnitzer Steel Industries Inc. Class A	7,607	265,941

		1,394,271
LEISURE TIME – 0.38%
Callaway Golf Co.	23,145	310,837
Nautilus Inc.[2]	11,027	155,812

		466,649
LODGING – 1.23%
Ameristar Casinos Inc.	7,846	193,090
Aztar Corp.[1]	12,378	663,089
Gaylord Entertainment Co.[1]	13,651	635,318

		1,491,497
MACHINERY – 1.04%
Albany International Corp. Class A	8,805	295,936
Applied Industrial Technologies Inc.	13,680	393,163
Nordson Corp.	10,369	477,492
Sauer-Danfoss Inc.	3,554	94,252

		1,260,843
MANUFACTURING – 1.50%
Barnes Group Inc.	14,139	283,487
Blount International Inc.[1]	12,734	139,437
CLARCOR Inc.	17,368	565,849
Matthews International Corp. Class A	10,898	418,701
Myers Industries Inc.	9,182	166,378
Smith (A.O.) Corp.	7,047	247,773

		1,821,625
MEDIA – 0.53%
Gemstar-TV Guide International Inc.[1]	84,430	293,816
Martha Stewart Living Omnimedia Inc. Class A	8,007	169,748
Radio One Inc. Class A1	2,473	17,039
Radio One Inc. Class D1	24,308	165,051

		645,654
METAL FABRICATE & HARDWARE – 1.36%
Kaydon Corp.	9,533	398,479
NS Group Inc.[1]	7,483	489,089
Quanex Corp.	12,650	423,902
Valmont Industries Inc.	6,179	344,788

		1,656,258
MINING – 0.90%
AMCOL International Corp.	8,478	223,056
Coeur d’Alene Mines Corp.[1]	93,668	458,973
Hecla Mining Co.[1]	39,617	257,907
Stillwater Mining Co.[1]	14,794	159,036

		1,098,972
OFFICE & BUSINESS EQUIPMENT – 0.31%
Global Imaging Systems Inc.[1]	17,543	381,911

		381,911
OFFICE FURNISHINGS – 0.43%
Interface Inc. Class A1	16,160	235,128

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2006

Security	Shares	Value
Knoll Inc.	14,674	$290,545

		525,673
OIL & GAS – 4.26%
Alon USA Energy Inc.	3,655	102,596
Berry Petroleum Co. Class A	13,245	395,363
Comstock Resources Inc.[1]	14,503	404,634
Encore Acquisition Co.[1]	16,869	422,400
Energy Partners Ltd.[1]	11,933	291,523
Giant Industries Inc.[1]	4,932	399,393
Grey Wolf Inc.[1]	65,704	459,928
Mariner Energy Inc.[1]	27,028	535,695
Parker Drilling Co.[1]	36,940	302,539
Penn Virginia Corp.	6,269	448,547
Petrohawk Energy Corp.[1]	56,406	639,080
Petroleum Development Corp.[1]	5,462	252,071
Rosetta Resources Inc.[1]	17,216	311,265
Western Refining Inc.	9,477	223,278

		5,188,312
OIL & GAS SERVICES – 2.26%
Lone Star Technologies Inc.[1]	10,306	497,574
Newpark Resources Inc.[1]	30,045	176,665
Oceaneering International Inc.[1]	18,106	651,635
Universal Compression Holdings Inc.[1]	10,051	605,673
Veritas DGC Inc.[1]	11,314	814,721

		2,746,268
PHARMACEUTICALS – 2.29%
Alpharma Inc. Class A	14,474	319,441
Andrx Corp.[1]	24,525	603,070
CV Therapeutics Inc.[1]	18,564	240,404
Isis Pharmaceuticals Inc.[1]	24,248	208,048
NBTY Inc.[1]	20,569	572,230
Nuvelo Inc.[1]	16,658	307,174
Par Pharmaceutical Companies Inc.[1]	11,743	228,871
ViroPharma Inc.[1]	23,314	310,776

		2,790,014
REAL ESTATE – 0.49%
Trammell Crow Co.[1]	12,123	590,996

		590,996
REAL ESTATE INVESTMENT TRUSTS – 6.38%
Acadia Realty Trust	9,414	240,528
American Financial Realty Trust	43,263	504,879
EastGroup Properties Inc.	7,517	400,130
Equity Inns Inc.	18,434	309,323
Equity Lifestyle Properties Inc.	7,341	361,691
Glimcher Realty Trust	12,402	319,476
Highland Hospitality Corp.	18,962	262,055
Highwoods Properties Inc.	18,073	690,389
Home Properties Inc.	11,709	739,658
Innkeepers USA Trust	14,420	247,303
Lexington Corporate Properties Trust	17,927	381,845
Longview Fibre Co.	22,224	468,037
Pennsylvania Real Estate Investment Trust	12,450	536,595
Saul Centers Inc.	3,819	185,603
Strategic Hotels & Resorts Inc.	24,528	521,711
Sunstone Hotel Investors Inc.	19,452	573,056
Tanger Factory Outlet Centers Inc.	10,418	388,591
Washington Real Estate Investment Trust	15,129	637,687

		7,768,557
RETAIL – 7.80%
Applebee’s International Inc.	25,194	574,927
Big Lots Inc.[1]	38,492	811,411
Cabela’s Inc. Class A1,2	14,826	349,894
Casey’s General Store Inc.	16,896	410,066
Cash America International Inc.	9,872	408,010
CEC Entertainment Inc.[1]	11,290	389,166
Charming Shoppes Inc.[1]	41,472	613,786
CKE Restaurants Inc.	18,684	365,085
Conn’s Inc.[1,2]	3,993	95,912
CSK Auto Corp.[1]	14,872	232,003
Fred’s Inc.	12,755	166,835
Genesco Inc.[1]	7,890	296,427
Hot Topic Inc.[1]	14,840	150,032
Longs Drug Stores Corp.	10,133	436,124
Men’s Wearhouse Inc. (The)	16,270	648,360
New York & Co. Inc.[1]	7,765	100,945
99 Cents Only Stores[1]	16,379	196,384
Pacific Sunwear of California Inc.[1]	24,329	428,677
Pantry Inc. (The)[1]	7,675	418,902
Papa John’s International Inc.[1]	7,774	285,306

52	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2006

Security	Shares	Value
Rare Hospitality International Inc.[1]	11,512	$362,743
Retail Ventures Inc.[1]	8,799	150,639
Ruby Tuesday Inc.[2]	19,581	543,373
School Specialty Inc.[1]	7,054	276,235
Steak n Shake Co. (The)[1]	8,751	162,681
Stein Mart Inc.	9,318	152,536
Tween Brands Inc.[1]	11,156	466,544

		9,493,003
SAVINGS & LOANS – 2.39%
BankUnited Financial Corp. Class A	12,253	330,463
Brookline Bancorp Inc.	21,386	285,075
Fidelity Bankshares Inc.	7,951	315,496
First Niagara Financial Group Inc.	37,468	536,542
Harbor Florida Bancshares Inc.	7,496	340,393
KNBT Bancorp Inc.	8,984	153,716
Northwest Bancorp Inc.	6,899	184,548
Provident Financial Services Inc.	20,916	383,599
Provident New York Bancorp	14,301	202,216
TierOne Corp.	5,484	175,378

		2,907,426
SEMICONDUCTORS – 3.53%
AMIS Holdings Inc.[1]	15,921	152,682
Applied Micro Circuits Corp.[1]	100,639	306,949
Brooks Automation Inc.[1]	25,166	357,357
Cabot Microelectronics Corp.[1]	8,262	235,880
Cirrus Logic Inc.[1]	26,306	185,720
Conexant Systems Inc.[1]	163,752	316,041
Credence Systems Corp.[1]	30,529	98,303
DSP Group Inc.[1]	10,237	222,348
Emulex Corp.[1]	28,457	534,992
Entegris Inc.[1]	42,112	472,076
Lattice Semiconductor Corp.[1]	35,766	222,107
MKS Instruments Inc.[1]	12,755	276,146
Photronics Inc.[1]	13,089	183,115
Skyworks Solutions Inc.[1]	54,162	359,094
TriQuint Semiconductor Inc.[1]	47,054	211,743
Veeco Instruments Inc.[1]	8,827	164,977

		4,299,530
SOFTWARE – 3.11%
American Reprographics Co.[1]	8,683	308,247
Avid Technology Inc.[1]	14,258	514,999
CSG Systems International Inc.[1]	16,226	437,777
eFunds Corp.[1]	15,671	388,641
infoUSA Inc.	12,100	132,979
Keane Inc.[1]	17,283	200,310
Lawson Software Inc.[1]	47,532	362,194
ManTech International Corp. Class A1	6,137	209,026
Midway Games Inc.[1,2]	3,689	31,578
Parametric Technology Corp.[1]	37,613	734,958
Progress Software Corp.[1]	13,909	400,440
Schawk Inc.	3,586	67,596

		3,788,745
TELECOMMUNICATIONS – 3.09%
Andrew Corp.[1]	53,724	497,484
Arris Group Inc.[1]	36,038	482,909
Broadwing Corp.[1]	22,168	332,077
Centennial Communications Corp.	7,824	40,372
Dobson Communications Corp. Class A1	50,795	394,169
Extreme Networks Inc.[1]	35,867	136,295
General Communication Inc. Class A1	15,487	203,035
Powerwave Technologies Inc.[1]	38,324	249,489
RF Micro Devices Inc.[1]	64,668	472,076
SafeNet Inc.[1]	8,701	186,201
Sycamore Networks Inc.[1]	63,856	239,460
Syniverse Holdings Inc.[1]	9,506	140,214
UTStarcom Inc.[1]	35,854	386,148

		3,759,929
TOYS, GAMES & HOBBIES – 0.78%
LeapFrog Enterprises Inc.[1]	10,568	101,876
Marvel Entertainment Inc.[1]	21,030	533,111
RC2 Corp.[1]	7,068	319,332

		954,319
TRANSPORTATION – 2.50%
American Commercial Lines Inc.[1]	8,057	516,857
Florida East Coast Industries Inc.	6,960	415,860
GulfMark Offshore Inc.[1]	6,079	209,908
Heartland Express Inc.	20,331	332,005
Hub Group Inc. Class A1	13,903	377,605
Old Dominion Freight Line Inc.[1]	11,107	307,220
OMI Corp.	22,576	503,896
Pacer International Inc.	12,594	386,510

		3,049,861

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
TRUCKING & LEASING – 0.26%
Greenbrier Companies Inc. (The)	4,708	$176,550
TAL International Group Inc.	5,833	135,209

		311,759

TOTAL COMMON STOCKS (Cost: $113,279,979)		121,714,903
SHORT-TERM INVESTMENTS – 1.08%
CERTIFICATES OF DEPOSIT[3] – 0.04%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$6,855	6,855
Societe Generale
5.33%, 12/08/06	9,794	9,794
Washington Mutual Bank
5.36%, 11/13/06	24,484	24,484
Wells Fargo Bank N.A.
4.78%, 12/05/06	7,835	7,835

		48,968
COMMERCIAL PAPER[3] – 0.18%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	14,621	14,361
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	14,690	14,690
ASAP Funding Ltd.
5.29%, 11/02/06[4]	2,448	2,448
Atlantis One Funding
5.30%, 11/14/06[4]	13,437	13,412
Beta Finance Inc.
5.27%, 01/25/07[4]	1,959	1,934
Bryant Park Funding LLC
5.28%, 12/14/06[4]	3,092	3,072
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	4,965	4,955
Cantabric Finance LLC
5.26%, 01/25/07[4]	3,917	3,869
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	11,263	11,246
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	7,345	7,164
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	5,876	5,855
Curzon Funding LLC
5.29%, 11/17/06[4]	9,794	9,770
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	11,284	11,147
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	9,794	9,786
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	8,912	8,782
Galleon Capital Corp.
5.27%, 12/18/06[4]	1,369	1,360
General Electric Capital Services Inc.
5.22%, 12/11/06	979	974
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	5,778	5,664
HBOS Treasury Services PLC
5.27%, 12/15/06	1,959	1,946
Landale Funding LLC
5.31%, 11/15/06[4]	7,639	7,623
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	17,591	17,579
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	6,317	6,304
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	12,732	12,490
Nestle Capital Corp.
5.19%, 08/09/07	5,876	5,638
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	15,472	15,472
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	5,218	5,158

54	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2006

Security	Shares or Principal	Value
Sedna Finance Inc.
5.22%, 04/17/07[4]	$5,582	$5,447
Sydney Capital Corp.
5.27%, 12/08/06[4]	234	232
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	4,897	4,841
Tulip Funding Corp.
5.29%, 11/15/06[4]	5,165	5,155

		218,374
MEDIUM-TERM NOTES[3] – 0.03%
Bank of America N.A.
5.28%, 04/20/07	2,448	2,448
Cullinan Finance Corp.
5.71%, 06/28/07[4]	7,345	7,345
K2 USA LLC
5.39%, 06/04/07[4]	7,345	7,345
Marshall & Ilsley Bank
5.18%, 12/15/06	9,794	9,798
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	11,458	11,459
US Bank N.A.
2.85%, 11/15/06	1,959	1,957

		40,352
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	105,097	105,097

		105,097
REPURCHASE AGREEMENTS[3] – 0.20%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $19,590 (collateralized by non-U.S. Government debt securities, value $20,181, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$19,587	19,587
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $13,713 (collateralized by U.S. Government obligations, value $13,990, 5.50%, 10/1/21 to 10/1/36).	13,711	13,711
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $14,692 (collateralized by non-U.S. Government debt securities, value $16,165, 0.31% to 6.00%, 7/25/36 to 11/25/46).	14,690	14,690
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $979 (collateralized by non-U.S. Government debt securities, value $1,009, 6.00% to 6.70%, 12/15/10 to 4/15/12).	979	979
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $34,282 (collateralized by non-U.S. Government debt securities, value $36,003, 4.11% to 9.32%, 4/15/10 to 5/15/36).	34,277	34,277
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $10,775 (collateralized by non-U.S. Government debt securities, value $12,073, 0.00% to 10.00%, 5/27/33 to 10/31/36).	10,773	10,773

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2006

Security	Principal	Value
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $5,877 (collateralized by non-U.S. Government debt securities, value $6,501, 0.00% to 10.00%, 5/27/33 to 10/31/36).	$5,876	$5,876
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $19,590 (collateralized by non-U.S. Government debt securities, value $20,573, 0.00% to 9.00%, 5/1/17 to 9/25/46).	19,587	19,587
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $17,142 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $17,574, 0.00% to 7.32%, 11/2/06 to 3/25/45).	17,139	17,139
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $14,693 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $14,970, 0.00% to 7.32%, 11/2/06 to 3/25/45).	14,691	14,691
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $5,877 (collateralized by non-U.S. Government debt securities, value $6,172, 0.00% to 10.00%, 1/1/10).	5,876	5,876
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $4,898 (collateralized by non-U.S. Government debt securities, value $5,144, 5.26% to 5.35%, 7/1/24 to 6/1/46).	4,897	4,897
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $2,448 (collateralized by non-U.S. Government debt securities, value $2,572, 6.25% to 7.63%, 9/15/13 to 6/1/16).	2,448	2,448
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $19,590 (collateralized by non-U.S. Government debt securities, value $20,182, 3.50% to 10.13%, 5/15/07 to 7/1/26).	19,587	19,587
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $9,795 (collateralized by non-U.S. Government debt securities, value $10,796, 5.50% to 10.39%, 6/17/08 to 6/25/36).	9,794	9,794
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $13,223 (collateralized by non-U.S. Government debt securities, value $13,987, 0.00% to 10.00%, 11/1/06 to 10/31/36).	13,221	13,221

56	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2006

Security	Principal	Value
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $7,082 (collateralized by non-U.S. Government debt securities, value $7,355, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	$6,855	$6,855
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $25,467 (collateralized by non-U.S. Government debt securities, value $26,745, 3.86% to 8.17%, 11/18/08 to 7/15/45).	25,463	25,463

		239,451
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	1,012	1,012

		1,012
VARIABLE & FLOATING RATE NOTES[3] – 0.54%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	25,073	25,076
American Express Bank
5.29%, 02/28/07	9,794	9,794
American Express Centurion Bank
5.41%, 07/19/07	10,773	10,782
American Express Credit Corp.
5.42%, 07/05/07	2,938	2,939
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	1,767	1,767
ASIF Global Financing
5.51%, 05/03/07[4]	979	980
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	6,366	6,366
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	14,201	14,201
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	24,973	24,974
BMW US Capital LLC
5.32%, 10/15/07[4]	9,794	9,794
BNP Paribas
5.36%, 05/18/07[4]	18,118	18,118
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	7,149	7,148
CC USA Inc.
5.37%, 07/30/07[4]	4,897	4,897
Commodore CDO Ltd.
5.47%, 06/12/07[4]	2,448	2,448
Credit Agricole SA
5.34%, 07/23/07	9,794	9,794
Credit Suisse First Boston NY
5.38%, 04/24/07	4,897	4,897
Cullinan Finance Corp.
5.36%, 04/25/07[4]	2,448	2,448
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	2,448	2,448
DEPFA Bank PLC
5.43%, 09/14/07	9,794	9,794
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	11,263	11,263
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	9,794	9,794
Fifth Third Bancorp
5.30%, 11/23/07[4]	19,587	19,587
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	9,794	9,793
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	10,283	10,285

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2006

Security	Principal	Value
Granite Master Issuer PLC
5.29%, 08/20/07[4]	$34,277	$34,277
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	7,835	7,835
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	14,690	14,693
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	9,794	9,794
Holmes Financing PLC
5.29%, 07/16/07[4]	17,139	17,139
JP Morgan Chase & Co.
5.29%, 08/02/07	7,345	7,345
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	7,345	7,345
Kestrel Funding LLC
5.30%, 07/11/07[4]	3,917	3,917
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	5,876	5,876
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	10,207	10,207
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	10,773	10,772
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	3,878	3,878
Marshall & Ilsley Bank
5.30%, 10/15/07	5,386	5,386
Master Funding LLC
5.35%, 04/25/07[4]	8,814	8,814
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	14,690	14,690
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	979	979
Monumental Global Funding II
5.38%, 12/27/06[4]	1,959	1,959
Mound Financing PLC
5.29%, 05/08/07[4]	9,206	9,206
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	35,257	35,256
National City Bank of Indiana
5.37%, 05/21/07	4,897	4,897
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	32,319	32,326
Newcastle Ltd.
5.34%, 04/24/07[4]	3,452	3,452
Northern Rock PLC
5.36%, 08/03/07[4]	11,752	11,752
Northlake CDO I
5.46%, 09/06/07[4]	2,938	2,938
Principal Life Global Funding I
5.82%, 02/08/07	4,407	4,413
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	14,201	14,201
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	9,794	9,794
Strips III LLC
5.37%, 07/24/07[4]	2,251	2,251
SunTrust Bank
5.29%, 05/01/07	9,794	9,794
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	23,896	23,894
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	13,711	13,711
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	13,124	13,124
Wachovia Bank N.A.
5.36%, 05/22/07	19,587	19,587
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	7,345	7,349
Wells Fargo & Co.
5.33%, 11/15/07[4]	4,897	4,897

58	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2006

Security	Principal	Value
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	$7,345	$7,345
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	29,381	29,377
Wind Master Trust
5.31%, 07/25/07[4]	3,917	3,917

		657,774

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,311,028)		1,311,028

TOTAL INVESTMENTS IN SECURITIES – 101.04% (Cost: $114,591,007)		123,025,931
Other Assets, Less Liabilities – (1.04)%		(1,264,741)

NET ASSETS – 100.00%		$121,761,190

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.91%
ADVERTISING – 0.36%
inVentiv Health Inc.[1]	5,520	$157,872
Marchex Inc. Class B1,2	4,778	67,752

		225,624
AEROSPACE & DEFENSE – 0.47%
AAR Corp.[1]	6,902	179,728
Argon ST Inc.[1]	2,611	61,672
HEICO Corp.	1,307	47,418

		288,818
AGRICULTURE – 0.15%
Tejon Ranch Co.[1]	1,902	92,247

		92,247
AIRLINES – 0.28%
AirTran Holdings Inc.[1]	17,202	171,504

		171,504
APPAREL – 2.04%
Crocs Inc.[1,2]	6,957	275,636
Guess? Inc.[1]	5,997	341,529
Gymboree Corp.[1]	6,286	292,048
Iconix Brand Group Inc.[1]	6,346	118,289
Steven Madden Ltd.	3,594	155,045
Volcom Inc.[1]	2,583	84,619

		1,267,166
AUTO MANUFACTURERS – 0.09%
A.S.V. Inc.[1,2]	3,862	56,424

		56,424
AUTO PARTS & EQUIPMENT – 0.19%
Keystone Automotive Industries Inc.[1]	3,090	118,841

		118,841
BANKS – 1.05%
Centennial Bank Holdings Inc.[1]	11,175	107,280
PrivateBancorp Inc.	3,772	154,916
Signature Bank[1]	5,548	168,271
Texas Capital Bancshares Inc.[1]	4,894	98,076
Western Alliance Bancorp[1]	3,682	125,114

		653,657
BIOTECHNOLOGY – 4.05%
Arena Pharmaceuticals Inc.[1]	8,944	136,396
Digene Corp.[1]	3,769	174,995
Human Genome Sciences Inc.[1]	25,048	334,391
ICOS Corp.[1]	11,447	363,099
Illumina Inc.[1]	8,281	364,033
Integra LifeSciences Holdings Corp.[1,2]	3,753	138,598
Keryx Biopharmaceuticals Inc.[1]	7,452	104,626
LifeCell Corp.[1]	6,342	148,593
Martek Biosciences Corp.[1]	6,070	143,980
Myogen Inc.[1]	8,116	424,467
Telik Inc.[1]	9,822	186,127

		2,519,305
BUILDING MATERIALS – 0.16%
Drew Industries Inc.[1]	3,568	96,871

		96,871
CHEMICALS – 0.35%
American Vanguard Corp.	3,883	61,429
Symyx Technologies Inc.[1]	6,386	156,776

		218,205
COAL – 0.25%
International Coal Group Inc.[1]	22,819	118,431
James River Coal Co.[1,2]	3,152	36,752

		155,183
COMMERCIAL SERVICES – 7.92%
Aaron Rents Inc.	8,538	212,425
Administaff Inc.	4,755	163,810
Advisory Board Co. (The)[1]	3,291	181,729
Bankrate Inc.[1]	2,403	76,776
Bright Horizons Family Solutions Inc.[1]	4,935	189,603
Chemed Corp.	4,976	176,598
Coinstar Inc.[1]	5,264	159,920
Corinthian Colleges Inc.[1]	16,306	199,748
CoStar Group Inc.[1]	3,551	168,140
CRA International Inc.[1]	2,209	112,283
DeVry Inc.[1]	11,587	282,143
Euronet Worldwide Inc.[1]	6,019	178,885
First Advantage Corp. Class A1	1,514	31,506
Gartner Inc.[1]	12,923	240,368
Global Cash Access Inc.[1]	8,688	138,574
H&E Equipment Services Inc.[1]	3,021	81,053
Healthcare Services Group Inc.	4,635	125,979

60	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2006

Security	Shares	Value
HealthSpring Inc.[1]	8,502	$171,230
Heartland Payment Systems Inc.[2]	3,003	80,240
Huron Consulting Group Inc.[1]	2,753	110,010
Labor Ready Inc.[1]	10,249	179,460
Morningstar Inc.[1]	1,911	78,198
Navigant Consulting Inc.[1]	9,898	176,283
Resources Connection Inc.[1]	9,119	263,904
Sotheby’s Holdings Inc. Class A	12,198	463,524
Strayer Education Inc.	2,718	307,460
TeleTech Holdings Inc.[1]	6,730	130,629
Universal Technical Institute Inc.[1]	4,424	88,391
VistaPrint Ltd.[1]	4,790	149,831

		4,918,700
COMPUTERS – 2.98%
IHS Inc. Class A1	2,853	98,628
Intergraph Corp.[1]	5,556	242,742
Kanbay International Inc.[1]	6,021	170,996
Kronos Inc.[1]	6,003	203,502
MICROS Systems Inc.[1]	7,458	370,513
msystems Ltd.[1]	6,266	228,646
Rackable Systems Inc.[1]	5,239	162,461
Sykes Enterprises Inc.[1]	4,663	94,612
Synaptics Inc.[1]	4,733	134,228
TALX Corp.	6,054	147,233

		1,853,561
DISTRIBUTION & WHOLESALE – 1.04%
Beacon Roofing Supply Inc.[1]	8,212	162,598
Brightpoint Inc.[1]	9,518	115,168
LKQ Corp.[1]	9,354	216,452
ScanSource Inc.[1]	4,858	152,493

		646,711
DIVERSIFIED FINANCIAL SERVICES – 1.38%
Calamos Asset Management Inc. Class A	4,354	127,224
Cohen & Steers Inc.	2,025	70,632
GFI Group Inc.[1]	2,936	169,319
National Financial Partners Corp.	6,317	248,890
Portfolio Recovery Associates Inc.[1]	3,006	140,140
TradeStation Group Inc.[1]	6,599	103,274

		859,479
ELECTRIC – 0.12%
Ormat Technologies Inc.	1,909	73,306

		73,306
ELECTRICAL COMPONENTS & EQUIPMENT – 1.17%
Encore Wire Corp.[1,2]	3,156	84,833
Energy Conversion Devices Inc.[1]	7,392	271,952
Intermagnetics General Corp.[1]	8,106	221,699
Medis Technologies Ltd.[1,2]	3,818	102,742
Vicor Corp.	3,838	45,672

		726,898
ELECTRONICS – 4.26%
American Science & Engineering Inc.[1,2]	1,732	91,155
Analogic Corp.	2,640	147,338
Cogent Inc.[1]	7,648	87,952
Coherent Inc.[1]	5,836	188,094
Cymer Inc.[1]	7,449	345,112
Daktronics Inc.	6,852	162,461
Dionex Corp.[1]	3,791	206,230
Electro Scientific Industries Inc.[1]	5,489	109,506
FEI Co.[1]	4,747	108,516
FLIR Systems Inc.[1]	13,262	423,588
II-VI Inc.[1]	4,658	114,028
Ionatron Inc.[1,2]	4,750	20,947
Itron Inc.[1]	4,826	262,727
Multi-Fineline Electronix Inc.[1,2]	1,669	40,306
Rogers Corp.[1]	3,299	230,831
Taser International Inc.[1,2]	11,737	109,271

		2,648,062
ENERGY - ALTERNATE SOURCES – 0.34%
Evergreen Solar Inc.[1,2]	12,647	110,029
Pacific Ethanol Inc.[1,2]	6,082	101,873

		211,902
ENTERTAINMENT – 1.81%
Bally Technologies Inc.[1]	8,980	178,253
Macrovision Corp.[1]	9,745	259,314
Pinnacle Entertainment Inc.[1]	9,237	279,512
Shuffle Master Inc.[1,2]	6,626	185,395
Vail Resorts Inc.[1]	5,804	224,325

		1,126,799

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2006

Security	Shares	Value
FOOD – 0.41%
United Natural Foods Inc.[1]	7,322	$255,538

		255,538
HAND & MACHINE TOOLS – 0.27%
Franklin Electric Co. Inc.	3,129	168,778

		168,778
HEALTH CARE-PRODUCTS – 7.10%
American Medical Systems Holdings Inc.[1]	13,204	235,163
ArthroCare Corp.[1]	4,924	198,979
Aspect Medical Systems Inc.[1]	3,162	56,505
Biosite Inc.[1]	3,293	151,247
Cyberonics Inc.[1]	4,128	74,428
DJO Inc.[1]	4,302	173,069
ev3 Inc.[1]	3,666	62,835
FoxHollow Technologies Inc.[1,2]	3,586	125,546
Haemonetics Corp.[1]	5,097	232,423
ICU Medical Inc.[1]	2,498	105,540
Immucor Inc.[1]	13,031	358,743
IntraLase Corp.[1]	4,144	81,471
Inverness Medical Innovations Inc.[1]	5,391	203,187
Kyphon Inc.[1]	8,516	336,382
LCA-Vision Inc.	3,929	138,026
Meridian Bioscience Inc.	4,249	97,939
NuVasive Inc.[1]	5,509	129,517
Palomar Medical Technologies Inc.[1]	3,041	143,201
PSS World Medical Inc.[1]	12,834	258,220
Sirona Dental Systems Inc.	3,334	123,358
SonoSite Inc.[1]	3,058	87,153
SurModics Inc.[1,2]	3,083	107,597
Symmetry Medical Inc.[1]	5,648	88,109
Syneron Medical Ltd.[1]	2,715	69,857
Thoratec Corp.[1]	9,141	143,971
Ventana Medical Systems Inc.[1]	6,463	261,041
Viasys Healthcare Inc.[1]	6,104	174,880
Visicu Inc.[1]	3,440	33,506
Wright Medical Group Inc.[1]	6,431	158,910

		4,410,803
HEALTH CARE-SERVICES – 2.66%
AmSurg Corp.[1]	5,582	117,334
Healthways Inc.[1]	6,659	282,009
Matria Healthcare Inc.[1]	3,960	111,672
Molina Healthcare Inc.[1]	2,654	104,116
NightHawk Radiology Holdings Inc.[1]	2,324	47,293
Psychiatric Solutions Inc.[1]	10,014	332,465
Radiation Therapy Services Inc.[1]	2,162	64,341
United Surgical Partners International Inc.[1]	8,408	208,687
Wellcare Health Plans Inc.[1]	6,555	385,106

		1,653,023
HOME BUILDERS – 0.32%
Fleetwood Enterprises Inc.[1]	12,024	85,851
Williams Scotsman International Inc.[1]	4,741	111,556

		197,407
HOME FURNISHINGS – 0.15%
TiVo Inc.[1]	15,039	96,099

		96,099
INTERNET – 7.59%
aQuantive Inc.[1]	13,077	355,433
Blue Nile Inc.[1,2]	2,743	104,810
CMGI Inc.[1]	87,424	122,394
CNET Networks Inc.[1]	26,063	233,003
DealerTrack Holdings Inc.[1]	5,623	143,330
Digital Insight Corp.[1]	6,091	187,481
Digital River Inc.[1]	7,568	437,809
Digitas Inc.[1]	17,113	180,713
eResearch Technology Inc.[1,2]	7,278	59,825
GSI Commerce Inc.[1]	3,331	60,058
InfoSpace Inc.[1]	5,869	118,612
j2 Global Communications Inc.[1]	9,405	258,073
Jupitermedia Corp.[1]	4,205	36,962
NetFlix Inc.[1,2]	11,260	311,452
Openwave Systems Inc.[1]	17,866	154,184
Opsware Inc.[1]	17,329	157,521
Redback Networks Inc.[1]	11,206	177,279
Sapient Corp.[1]	15,396	83,908
Stamps.com Inc.[1]	4,103	65,853
TIBCO Software Inc.[1]	40,368	373,404
Travelzoo Inc.[1]	513	16,708
TriZetto Group Inc. (The)[1]	8,155	139,369
ValueClick Inc.[1]	19,692	370,210
WebEx Communications Inc.[1]	8,463	325,402

62	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2006

Security	Shares	Value
Websense Inc.[1]	8,932	$244,469

		4,718,262
LEISURE TIME – 0.92%
Ambassadors Group Inc.	3,079	84,334
Life Time Fitness Inc.[1]	5,764	297,019
WMS Industries Inc.[1]	5,336	188,521

		569,874
LODGING – 0.08%
Morgans Hotel Group Co.[1]	3,978	51,714

		51,714
MACHINERY – 2.42%
Astec Industries Inc.[1]	3,095	98,700
Bucyrus International Inc. Class A	5,972	250,227
Cognex Corp.	8,071	185,875
Gardner Denver Inc.[1]	10,059	341,905
Intermec Inc.[1]	9,334	210,948
Middleby Corp. (The)[1]	1,391	125,343
Wabtec Corp.	9,181	288,192

		1,501,190
MANUFACTURING – 1.34%
Actuant Corp. Class A	5,131	263,426
American Railcar Industries Inc.	1,712	52,901
Ceradyne Inc.[1]	4,713	194,411
ESCO Technologies Inc.[1]	4,811	208,894
Raven Industries Inc.	3,423	109,844

		829,476
MEDIA – 0.43%
CKX Inc.[1]	8,536	116,943
Cumulus Media Inc. Class A1	6,850	73,432
Entravision Communications Corp.[1]	10,636	78,068

		268,443
MINING – 0.89%
Apex Silver Mines Ltd.[1]	10,340	163,372
Royal Gold Inc.[2]	4,109	120,969
RTI International Metals Inc.[1]	4,358	267,233

		551,574
OIL & GAS – 3.31%
Atlas America Inc.[1]	3,431	164,722
ATP Oil & Gas Corp.[1]	3,688	158,547
Atwood Oceanics Inc.[1]	5,055	233,541
Bill Barrett Corp.[1]	5,322	151,837
Bois d’Arc Energy Inc.[1]	3,509	56,425
Bronco Drilling Co. Inc.[1]	2,566	43,725
Carrizo Oil & Gas Inc.[1]	4,092	116,867
Crosstex Energy Inc.	1,841	176,699
Delta Petroleum Corp.[1]	10,015	257,385
EXCO Resources Inc.[1]	15,952	230,985
Goodrich Petroleum Corp.[1]	2,589	88,570
Parallel Petroleum Corp.[1]	7,092	143,613
Pioneer Drilling Co.[1]	9,383	123,199
Warren Resources Inc.[1]	9,345	110,178

		2,056,293
OIL & GAS SERVICES – 4.36%
Basic Energy Services Inc.[1]	2,951	72,122
CARBO Ceramics Inc.	3,688	124,286
Complete Production Services Inc.[1]	5,661	109,201
Core Laboratories NV1	4,866	354,683
Dril-Quip Inc.[1]	4,434	174,611
Global Industries Ltd.[1]	16,156	268,190
Hercules Offshore Inc.[1]	3,958	140,984
Hornbeck Offshore Services Inc.[1]	4,407	159,049
Hydril Co.[1]	3,865	232,093
Input/Output Inc.[1]	13,318	149,295
Lufkin Industries Inc.	2,793	168,530
RPC Inc.	5,033	109,317
SuperiorWell Services Inc.[1]	1,241	29,958
Tetra Technologies Inc.[1]	13,714	355,193
W-H Energy Services Inc.[1]	5,576	261,124

		2,708,636
PHARMACEUTICALS – 7.27%
Adams Respiratory Therapeutics Inc.[1]	4,477	192,959
Adolor Corp.[1]	8,690	119,140
BioMarin Pharmaceutical Inc.[1]	16,157	258,997
Cubist Pharmaceuticals Inc.[1]	10,279	228,913
HealthExtras Inc.[1]	5,578	128,461
Idenix Pharmaceuticals Inc.[1]	3,841	32,687
K-V Pharmaceutical Co. Class A1	7,009	156,441
MannKind Corp.[1]	6,304	127,656
Medarex Inc.[1]	23,473	303,271
Medicines Co. (The)[1]	9,413	244,361

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2006

Security	Shares	Value
Medicis Pharmaceutical Corp. Class A	10,317	$361,508
MGI Pharma Inc.[1]	15,121	287,753
Onyx Pharmaceuticals Inc.[1]	7,830	147,047
OSI Pharmaceuticals Inc.[1]	10,938	418,707
Pharmion Corp.[1]	5,113	125,013
Salix Pharmaceuticals Ltd.[1]	8,799	117,291
Sciele Pharma Inc.[1]	5,665	123,554
Tanox Inc.[1]	4,665	62,651
Theravance Inc.[1]	8,872	279,113
United Therapeutics Inc.[1]	4,461	266,991
USANA Health Sciences Inc.[1,2]	1,915	86,022
Valeant Pharmaceuticals International	17,827	333,008
Zymogenetics Inc.[1]	7,113	114,164

		4,515,708
REAL ESTATE INVESTMENT TRUSTS – 3.59%
BioMed Realty Trust Inc.	12,312	396,816
Corporate Office Properties Trust	8,107	387,434
Digital Realty Trust Inc.	8,363	279,241
Extra Space Storage Inc.	9,802	180,749
Franklin Street Properties Corp.	12,107	248,799
LaSalle Hotel Properties	7,697	325,198
Spirit Finance Corp.	18,332	218,334
U-Store-It Trust	8,924	195,971

		2,232,542
RETAIL – 6.21%
Aeropostale Inc.[1]	10,489	307,433
Bebe Stores Inc.	4,312	107,067
Build-A-BearWorkshop Inc.[1,2]	2,887	84,243
California Pizza Kitchen Inc.[1]	3,750	121,012
Children’s Place Retail Stores Inc. (The)[1]	4,561	320,137
Chipotle Mexican Grill Inc. Class A1,2	2,526	151,307
Christopher & Banks Corp.	7,082	191,143
Citi Trends Inc.[1,2]	1,310	51,404
Dick’s Sporting Goods Inc.[1]	6,536	325,231
Dress Barn Inc.[1]	8,612	187,053
DSW Inc. Class A1	3,061	105,911
First Cash Financial Services Inc.[1]	5,476	118,336
Guitar Center Inc.[1]	4,925	213,597
Hibbet Sporting Goods Inc.[1]	6,759	197,633
Jos. A. Bank Clothiers Inc.[1]	3,406	101,124
P.F. Chang’s China Bistro Inc.[1,2]	4,993	208,807
Red Robin Gourmet Burgers Inc.[1]	2,461	118,719
Select Comfort Corp.[1]	10,190	217,862
Texas Roadhouse Inc. Class A1	10,323	149,167
Under Armour Inc. Class A1	5,298	245,562
World Fuel Services Corp.	5,356	230,415
Zumiez Inc.[1]	3,230	106,138

		3,859,301
SAVINGS & LOANS – 0.60%
Kearny Financial Corp.	4,131	66,096
NewAlliance Bancshares Inc.	19,769	306,024

		372,120
SEMICONDUCTORS – 4.83%
ATMI Inc.[1]	6,905	218,819
Diodes Inc.[1]	3,722	163,917
Exar Corp.[1]	6,815	88,391
FormFactor Inc.[1]	8,154	311,320
Genesis Microchip Inc.[1]	6,887	70,592
Hittite Microwave Corp.[1]	2,498	85,656
Micrel Inc.[1]	11,493	128,262
Microsemi Corp.[1]	12,462	244,255
NetLogic Microsystems Inc.[1]	3,237	64,190
OmniVision Technologies Inc.[1]	10,325	169,536
Semtech Corp.[1]	13,789	179,671
Silicon Image Inc.[1]	15,425	182,478
SiRFTechnology Holdings Inc.[1]	8,911	250,577
Tessera Technologies Inc.[1]	8,880	310,001
Varian Semiconductor Equipment Associates Inc.[1]	11,009	401,718
Zoran Corp.[1]	9,278	129,150

		2,998,533
SOFTWARE – 6.27%
Advent Software Inc.[1]	3,898	144,304
Allscripts Healthcare Solutions Inc.[1]	8,375	197,566
Altiris Inc.[1]	4,579	103,073
ANSYS Inc.[1]	6,155	283,130
Blackbaud Inc.	8,248	206,200
Blackboard Inc.[1]	4,567	126,552
Dendrite International Inc.[1]	7,088	74,070
Eclipsys Corp.[1]	8,940	189,439

64	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2006

Security	Shares	Value
Epicor Software Corp.[1]	8,772	$123,071
Informatica Corp.[1]	16,377	202,911
MicroStrategy Inc. Class A1	1,813	216,382
Per-Se Technologies Inc.[1]	6,407	156,843
Quality Systems Inc.	3,199	135,766
Quest Software Inc.[1]	10,435	153,708
SPSS Inc.[1]	3,661	101,300
Take-Two Interactive Software Inc.[1,2]	13,734	192,139
THQ Inc.[1]	12,253	368,448
Transaction Systems Architects Inc. Class A1	7,036	237,184
Trident Microsystems Inc.[1]	10,810	228,523
Ultimate Software Group Inc.[1]	3,847	95,175
Verint Systems Inc.[1]	2,392	78,314
Wind River Systems Inc.[1]	15,255	167,500
Witness Systems Inc.[1]	6,322	112,152

		3,893,750
STORAGE & WAREHOUSING – 0.35%
Mobile Mini Inc.[1]	6,674	214,703

		214,703
TELECOMMUNICATIONS – 5.55%
Aeroflex Inc.[1]	14,091	152,183
Atheros Communications Inc.[1]	9,846	213,954
CommScope Inc.[1]	11,183	356,850
Comtech Telecommunications Corp.[1]	4,314	153,794
FiberTower Corp.[1,2]	5,684	41,209
Finisar Corp.[1]	47,057	163,758
InterDigital Communications Corp.[1]	10,461	374,085
iPCS Inc.[1]	2,113	113,996
Ixia[1]	6,845	62,632
NETGEAR Inc.[1]	6,263	167,848
Newport Corp.[1]	7,203	155,729
Plantronics Inc.	8,970	189,357
Polycom Inc.[1]	16,722	458,183
RCN Corp.[1]	6,971	201,322
Sonus Networks Inc.[1]	47,794	249,963
Stratex Networks Inc.[1]	15,470	72,245
Tekelec[1]	12,621	186,160
Viasat Inc.[1]	5,043	136,867

		3,450,135

Security	Shares or Principal	Value
TRANSPORTATION – 2.53%
EGL Inc.[1]	6,155	$209,208
Forward Air Corp.	5,972	193,911
Genesee & Wyoming Inc. Class A1	7,093	199,242
Kansas City Southern Industries Inc.[1]	14,500	411,655
Kirby Corp. [1]	9,985	349,775
Knight Transportation Inc.[2]	10,620	193,496
SIRVA Inc.[1]	4,952	16,540

		1,573,827

TOTAL COMMON STOCKS (Cost: $61,563,519)		62,076,992

SHORT-TERM INVESTMENTS – 4.14%
CERTIFICATES OF DEPOSIT[3] – 0.16%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$14,312	14,312
Societe Generale
5.33%, 12/08/06	20,446	20,446
Washington Mutual Bank
5.36%, 11/13/06	51,114	51,114
Wells Fargo Bank N.A.
4.78%, 12/05/06	16,357	16,357

		102,229
COMMERCIAL PAPER[3] – 0.73%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	30,523	29,987
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	30,669	30,669
ASAP Funding Ltd.
5.29%, 11/02/06[4]	5,111	5,111
Atlantis One Funding
5.30%, 11/14/06[4]	28,053	27,999
Beta Finance Inc.
5.27%, 01/25/07[4]	4,089	4,038
Bryant Park Funding LLC
5.28%, 12/14/06[4]	6,455	6,414
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	10,364	10,344

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2006

Security	Principal	Value
Cantabric Finance LLC
5.26%, 01/25/07[4]	$8,178	$8,077
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	23,513	23,479
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	15,334	14,956
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	12,267	12,223
Curzon Funding LLC
5.29%, 11/17/06[4]	20,446	20,398
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	23,557	23,272
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	20,446	20,431
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	18,606	18,334
Galleon Capital Corp.
5.27%, 12/18/06[4]	2,859	2,839
General Electric Capital Services Inc.
5.22%, 12/11/06	2,045	2,033
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	12,063	11,825
HBOS Treasury Services PLC
5.27%, 12/15/06	4,089	4,063
Landale Funding LLC
5.31%, 11/15/06[4]	15,948	15,915
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	36,725	36,699
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	13,187	13,160
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	26,579	26,075
Nestle Capital Corp.
5.19%, 08/09/07	12,267	11,770

Security	Shares or Principal	Value
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	$32,301	$32,301
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	10,893	10,766
Sedna Finance Inc.
5.22%, 04/17/07[4]	11,654	11,372
Sydney Capital Corp.
5.27%, 12/08/06[4]	488	485
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	10,223	10,107
Tulip Funding Corp.
5.29%, 11/15/06[4]	10,783	10,761

		455,903
MEDIUM-TERM NOTES[3] – 0.14%
Bank of America N.A.
5.28%, 04/20/07	5,111	5,111
Cullinan Finance Corp.
5.71%, 06/28/07[4]	15,334	15,334
K2 USA LLC
5.39%, 06/04/07[4]	15,334	15,334
Marshall & Ilsley Bank
5.18%, 12/15/06	20,446	20,454
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	23,921	23,921
US Bank N.A.
2.85%, 11/15/06	4,089	4,086

		84,240
MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	59,099	59,099

		59,099

66	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS[3] - 0.80%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $40,897 (collateralized by non-U.S. Government debt securities, value $42,132, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$40,891	$40,891
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $28,628 (collateralized by U.S. Government obligations, value $29,206, 5.50%, 10/1/21 to 10/1/36).	28,624	28,624
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $30,674 (collateralized by non-U.S. Government debt securities, value $33,747, 0.31% to 6.00%, 7/25/36 to 11/25/46).	30,669	30,669
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $2,045 (collateralized by non-U.S. Government debt securities, value $2,107, 6.00% to 6.70%, 12/15/10 to 4/15/12).	2,045	2,045
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $71,571 (collateralized by non-U.S. Government debt securities, value $75,162, 4.11% to 9.32%, 4/15/10 to 5/15/36).	71,560	71,560
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $22,493 (collateralized by non-U.S. Government debt securities, value $25,204, 0.00% to 10.00%, 5/27/33 to 10/31/36).	22,490	22,490
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $12,269 (collateralized by non-U.S. Government debt securities, value $13,571, 0.00% to 10.00%, 5/27/33 to 10/31/36).	12,267	12,267
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $40,897 (collateralized by non-U.S. Government debt securities, value $42,950, 0.00% to 9.00%, 5/1/17 to 9/25/46).	40,891	40,891
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $35,785 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $36,688, 0.00% to 7.32%, 11/2/06 to 3/25/45).	35,780	35,780

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $30,674 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $31,253, 0.00% to 7.32%, 11/2/06 to 3/25/45).	$30,669	$30,669
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $12,269 (collateralized by non-U.S. Government debt securities, value $12,885, 0.00% to 10.00%, 1/1/10).	12,267	12,267
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $10,225 (collateralized by non-U.S. Government debt securities, value $10,738, 5.26% to 5.35%, 7/1/24 to 6/1/46).	10,223	10,223
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $5,112 (collateralized by non-U.S. Government debt securities, value $5,370, 6.25% to 7.63%, 9/15/13 to 6/1/16).	5,111	5,111
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $40,897 (collateralized by non-U.S. Government debt securities, value $42,132, 3.50% to 10.13%, 5/15/07 to 7/1/26).	40,891	40,891
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $20,449 (collateralized by non-U.S. Government debt securities, value $22,539, 5.50% to 10.39%, 6/17/08 to 6/25/36).	20,446	20,446
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $27,606 (collateralized by non-U.S. Government debt securities, value $29,201, 0.00% to 10.00%, 11/1/06 to 10/31/36).	27,602	27,602
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $14,785 (collateralized by non-U.S. Government debt securities, value $15,354, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	14,312	14,312
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $53,167 (collateralized by non-U.S. Government debt securities, value $55,835, 3.86% to 8.17%, 11/18/08 to 7/15/45).	53,159	53,159

		499,897
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	2,113	2,113

		2,113
VARIABLE & FLOATING RATE NOTES[3] – 2.21%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	52,341	52,347

68	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2006

Security	Principal	Value
American Express Bank
5.29%, 02/28/07	$20,446	$20,446
American Express Centurion Bank
5.41%, 07/19/07	22,490	22,509
American Express Credit Corp.
5.42%, 07/05/07	6,134	6,136
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	3,689	3,689
ASIF Global Financing
5.51%, 05/03/07[4]	2,045	2,045
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	13,290	13,290
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	29,646	29,647
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	52,137	52,138
BMW US Capital LLC
5.32%, 10/15/07[4]	20,446	20,446
BNP Paribas
5.36%, 05/18/07[4]	37,825	37,825
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	14,925	14,926
CC USA Inc.
5.37%, 07/30/07[4]	10,223	10,224
Commodore CDO Ltd.
5.47%, 06/12/07[4]	5,111	5,111
Credit Agricole SA
5.34%, 07/23/07	20,446	20,446
Credit Suisse First Boston NY
5.38%, 04/24/07	10,223	10,223
Cullinan Finance Corp.
5.36%, 04/25/07[4]	5,111	5,111
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[4]	5,111	5,111
DEPFA Bank PLC
5.43%, 09/14/07	20,446	20,446
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	23,513	23,514
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	20,446	20,446
Fifth Third Bancorp
5.30%, 11/23/07[4]	40,891	40,891
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	20,446	20,444
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	21,468	21,472
Granite Master Issuer PLC
5.29%, 08/20/07[4]	71,560	71,560
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	16,357	16,359
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	30,669	30,673
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	20,446	20,446
Holmes Financing PLC
5.29%, 07/16/07[4]	35,780	35,780
JP Morgan Chase & Co.
5.29%, 08/02/07	15,334	15,334
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	15,334	15,334
Kestrel Funding LLC
5.30%, 07/11/07[4]	8,178	8,178
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	12,267	12,267
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	21,309	21,310
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	22,490	22,489
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	8,097	8,097

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2006

Security	Principal	Value
Marshall & Ilsley Bank
5.30%, 10/15/07	$11,245	$11,245
Master Funding LLC
5.35%, 04/25/07[4]	18,401	18,401
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	30,669	30,669
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	2,045	2,045
Monumental Global Funding II
5.38%, 12/27/06[4]	4,089	4,089
Mound Financing PLC
5.29%, 05/08/07[4]	19,219	19,219
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	73,605	73,603
National City Bank of Indiana
5.37%, 05/21/07	10,223	10,223
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	67,471	67,484
Newcastle Ltd.
5.34%, 04/24/07[4]	7,207	7,206
Northern Rock PLC
5.36%, 08/03/07[4]	24,535	24,535
Northlake CDO I
5.46%, 09/06/07[4]	6,134	6,134
Principal Life Global Funding I
5.82%, 02/08/07	9,201	9,212
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	29,646	29,646
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	20,446	20,446
Strips III LLC
5.37%, 07/24/07[4]	4,700	4,700
SunTrust Bank
5.29%, 05/01/07	20,446	20,446
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	49,888	49,884
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	28,624	28,624
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	27,399	27,398
Wachovia Bank N.A.
5.36%, 05/22/07	40,891	40,891
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	15,334	15,342
Wells Fargo & Co.
5.33%, 11/15/07[4]	10,223	10,223
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	15,334	15,335
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	61,337	61,327
Wind Master Trust
5.31%, 07/25/07[4]	8,178	8,178

		1,373,215

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,576,696)		2,576,696

TOTAL INVESTMENTS IN SECURITIES – 104.05% (Cost: $64,140,215)		64,653,688
Other Assets, Less Liabilities – (4.05)%		(2,519,083)

NET ASSETS – 100.00%		$62,134,605

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

70	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2006

Security	Shares	Value
COMMON STOCKS – 99.86%
ADVERTISING – 0.29%
Catalina Marketing Corp.	9,993	$253,323

		253,323
AGRICULTURE – 0.29%
Universal Corp.	6,990	257,372

		257,372
APPAREL – 0.48%
Kellwood Co.	6,546	200,308
Oxford Industries Inc.	4,191	221,201

		421,509
AUTO MANUFACTURERS – 0.13%
Wabash National Corp.	8,450	118,553

		118,553
AUTO PARTS & EQUIPMENT – 2.34%
American Axle & Manufacturing Holdings Inc.	12,096	226,800
ArvinMeritor Inc.	18,286	274,656
Bandag Inc.	1,775	77,905
CooperTire & Rubber Co.	16,793	180,189
Lear Corp.	18,390	555,562
Modine Manufacturing Co.	8,560	203,814
Tenneco Inc.[1]	12,510	283,977
Visteon Corp.[1]	35,046	258,639

		2,061,542
BANKS – 12.76%
Alabama National Bancorp	4,691	318,284
AMCORE Financial Inc.	6,279	196,595
BancFirst Corp.	1,991	99,052
Central Pacific Financial Corp.	8,337	306,718
Chemical Financial Corp.	6,375	190,676
Chittenden Corp.	12,590	371,279
Citizens Banking Corp.	11,843	307,563
City Holding Co.	4,809	188,513
Community Bank System Inc.	8,188	203,472
Community Banks Inc.	6,553	176,079
Corus Bankshares Inc.	9,217	189,225
F.N.B. Corp. (Pennsylvania)	16,487	279,125
First BanCorp (Puerto Rico)	20,499	202,940
First Charter Corp.	8,454	210,420
First Commonwealth Financial Corp.	18,360	245,473
First Financial Bancorp	10,833	175,928
First Financial Bankshares Inc.	4,867	195,021
First Midwest Bancorp Inc.	13,711	521,429
Greater Bay Bancorp	13,822	355,916
Harleysville National Corp.	7,917	169,107
Independent Bank Corp. (Michigan)	5,898	140,962
Irwin Financial Corp.	6,684	148,184
MB Financial Inc.	9,512	343,003
Mid-State Bancshares	6,127	183,749
National Penn Bancshares Inc.	11,974	245,347
NBT Bancorp Inc.	9,430	234,335
Old National Bancorp	16,563	314,366
Pacific Capital Bancorp	12,861	395,604
Park National Corp.	3,101	314,410
Provident Bankshares Corp.	9,038	326,633
R&G Financial Corp. Class B	8,088	62,278
Republic Bancorp Inc.	20,463	273,795
S&T Bancorp Inc.	7,006	237,153
Sterling Financial Corp. (Pennsylvania)	6,945	160,291
Susquehanna Bancshares Inc.	14,232	355,658
TrustCo Bank Corp. NY2	20,345	224,812
Trustmark Corp.	13,470	426,460
UMB Financial Corp.	8,178	293,263
Umpqua Holdings Corp.	15,664	442,351
United Bancshares Inc.	10,956	418,410
W Holding Co. Inc.	36,271	206,382
WesBanco Inc.	5,350	175,212
Westamerica Bancorp	8,539	425,669

		11,251,142
BIOTECHNOLOGY – 0.37%
Applera Corp. - Celera Genomics Group[1]	21,075	327,084

		327,084
BUILDING MATERIALS – 0.54%
Builders FirstSource Inc.[1]	4,590	72,614
Texas Industries Inc.	6,556	407,128

		479,742
CHEMICALS – 4.82%
CF Industries Holdings Inc.	13,583	269,215
Ferro Corp.	11,683	230,389

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2006

Security	Shares	Value
Fuller (H.B.) Co.	16,314	$404,424
Georgia Gulf Corp.	9,340	199,783
Grace (W.R.) & Co.[1]	15,619	209,295
MacDermid Inc.	7,045	235,655
Minerals Technologies Inc.	5,498	303,270
NL Industries Inc.	2,051	22,766
Olin Corp.	19,757	341,796
OM Group Inc.[1]	8,026	457,482
PolyOne Corp.[1]	25,372	208,050
Rockwood Holdings Inc.[1]	9,829	229,114
Schulman (A.) Inc.	7,894	191,114
Sensient Technologies Corp.	12,689	292,481
Terra Industries Inc.[1]	25,521	237,090
Tronox Inc. Class A	5,046	66,103
Tronox Inc. Class B	6,276	82,090
UAP Holding Corp.	10,655	266,695

		4,246,812
COMMERCIAL SERVICES – 4.10%
ABM Industries Inc.	12,066	239,631
Alderwoods Group Inc.[1]	11,136	221,495
Banta Corp.	6,565	290,698
Coinmach Service Corp. Class A	7,971	79,710
Deluxe Corp.	14,046	318,423
DollarThrifty Automotive Group Inc.[1]	6,205	249,193
NCO Group Inc.[1]	8,125	219,050
PHH Corp.[1]	14,584	402,518
Pre-Paid Legal Services Inc.[2]	3,706	157,320
Rent-A-Center Inc.[1]	19,169	551,300
Stewart Enterprises Inc. Class A	26,243	162,182
Valassis Communications Inc.[1]	13,028	195,550
Watson Wyatt Worldwide Inc.	11,712	528,797

		3,615,867
COMPUTERS – 1.44%
Gateway Inc.[1]	69,263	116,362
Imation Corp.	9,555	437,332
McDATA Corp. Class A1	32,660	185,182
McDATA Corp. Class B1	10,668	59,741
Perot Systems Corp. Class A1	23,544	347,274
Quantum Corp.[1]	57,729	125,849

		1,271,740
COSMETICS & PERSONAL CARE – 0.07%
Revlon Inc. Class A1	45,269	60,208

		60,208
DISTRIBUTION & WHOLESALE – 1.10%
Building Materials Holding Corp.	7,917	206,317
Owens & Minor Inc.	10,979	345,948
United Stationers Inc.[1]	8,647	412,894

		965,159
DIVERSIFIED FINANCIAL SERVICES – 1.25%
Doral Financial Corp.[2]	25,473	117,176
Friedman, Billings, Ramsey Group Inc. Class A	40,677	310,366
GAMCO Investors Inc. Class A	1,474	58,370
LaBranche & Co. Inc.[1]	15,650	138,816
Piper Jaffray Companies[1]	5,716	395,261
Stewart (W.P.) & Co. Ltd.	6,215	85,767

		1,105,756
ELECTRIC – 5.23%
ALLETE Inc.	6,900	311,190
Aquila Inc.[1]	102,203	469,112
Avista Corp.	13,254	341,158
Black Hills Corp.	9,070	313,006
CH Energy Group Inc.	4,315	224,466
Cleco Corp.	15,472	397,630
Duquesne Light Holdings Inc.	21,737	431,045
Empire District Electric Co. (The)	8,038	190,822
IDACORP Inc.	11,713	461,844
MGE Energy Inc.	5,550	189,810
OtterTail Corp.	7,145	213,921
PNM Resources Inc.	17,096	481,423
UIL Holdings Corp.	6,116	243,111
UniSource Energy Corp.	9,600	341,568

		4,610,106
ELECTRICAL COMPONENTS & EQUIPMENT – 0.19%
GrafTech International Ltd.[1]	27,659	167,337

		167,337
ELECTRONICS – 0.79%
Park Electrochemical Corp.	5,015	154,061
Watts Water Technologies Inc. Class A	6,833	254,324
Woodward Governor Co.	8,020	286,394

		694,779

72	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2006

Security	Shares	Value
ENERGY - ALTERNATE SOURCES – 0.10%
FuelCell Energy Inc.[1]	13,278	$87,900

		87,900
ENGINEERING & CONSTRUCTION – 1.09%
EMCOR Group Inc.[1]	8,645	511,352
Washington Group International Inc.	7,938	449,450

		960,802
ENTERTAINMENT – 0.35%
Magna Entertainment Corp. Class A1,2	9,939	52,180
Six Flags Inc.[1,2]	20,565	117,221
Speedway Motorsports Inc.	3,782	142,468

		311,869
ENVIRONMENTAL CONTROL – 0.73%
Aleris International Inc.[1]	8,574	441,647
Metal Management Inc.	7,354	202,088

		643,735
FOOD – 2.54%
Chiquita Brands International Inc.	11,515	157,756
Fresh Del Monte Produce Inc.	7,769	121,119
Gold Kist Inc.[1]	13,881	274,983
Great Atlantic & Pacific Tea Co.	4,795	132,678
Lance Inc.	8,429	164,534
Premium Standard Farms Inc.	5,330	102,549
Ralcorp Holdings Inc.[1]	7,301	361,034
Ruddick Corp.	9,767	275,429
Sanderson Farms Inc.	4,796	127,238
Tootsie Roll Industries Inc.	6,293	199,992
TreeHouse Foods Inc.[1]	8,511	215,839
Weis Markets Inc.	2,654	107,752

		2,240,903
FOREST PRODUCTS & PAPER – 1.23%
Bowater Inc.	15,223	318,313
Glatfelter Co.	11,093	162,402
Potlatch Corp.	10,576	429,386
Wausau Paper Corp.	13,108	177,744

		1,087,845
GAS – 3.40%
Laclede Group Inc. (The)	5,465	194,718
New Jersey Resources Corp.	7,690	398,803
Nicor Inc.	12,171	559,379
Northwest Natural Gas Co.	7,553	312,468
Peoples Energy Corp.	10,595	462,896
South Jersey Industries Inc.	7,939	245,553
Southwest Gas Corp.	10,963	393,352
WGL Holdings Inc.	13,315	432,072

		2,999,241
HEALTH CARE - PRODUCTS – 0.40%
CONMED Corp.[1]	7,690	170,641
Invacare Corp.	8,349	182,259

		352,900
HEALTH CARE - SERVICES – 0.59%
Apria Healthcare Group Inc.[1]	11,600	270,164
Kindred Healthcare Inc.[1]	9,169	247,563

		517,727
HOME BUILDERS – 0.81%
Brookfield Homes Corp.[2]	3,340	108,383
M/I Homes Inc.	3,379	121,374
Meritage Homes Corp.[1]	5,985	273,993
Technical Olympic USA Inc.	5,243	58,197
WCI Communities Inc.[1,2]	9,626	155,171

		717,118
HOME FURNISHINGS – 0.81%
Ethan Allen Interiors Inc.	8,636	307,614
Furniture Brands International Inc.[2]	12,254	227,924
La-Z-Boy Inc.[2]	14,184	173,754

		709,292
HOUSEHOLD PRODUCTS & WARES– 1.58%
American Greetings Corp. Class A	14,613	349,397
Blyth Inc.	8,186	195,809
Harland (John H.) Co.	7,413	303,118
Helen of Troy Ltd.[1]	7,686	189,152
Tupperware Brands Corp.	16,603	352,482

		1,389,958
INSURANCE – 8.21%
Alfa Corp.	10,138	187,249
American Equity Investment Life Holding Co.	14,403	183,782
Argonaut Group Inc.[1]	8,549	290,751
Assured Guaranty Ltd.	13,261	333,779
CNA Surety Corp.[1]	4,305	87,564

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2006

Security	Shares	Value
Delphi Financial Group Inc. Class A	11,825	$464,131
FBL Financial Group Inc. Class A	3,514	124,220
Harleysville Group Inc.	3,742	135,011
Horace Mann Educators Corp.	11,708	235,799
Infinity Property & Casualty Corp.	5,550	238,761
IPC Holdings Ltd.	17,563	527,593
LandAmerica Financial Group Inc.	4,270	269,394
Max Re Capital Ltd.	12,310	286,577
Navigators Group Inc. (The)[1]	3,648	171,711
Odyssey Re Holdings Corp.[2]	4,940	175,123
Phoenix Companies Inc.	30,831	488,363
Platinum Underwriters Holdings Ltd.	16,205	483,881
Presidential Life Corp.	5,895	139,122
ProAssurance Corp.[1]	8,403	409,226
RLI Corp.	6,076	329,380
Safety Insurance Group Inc.	3,989	199,490
Scottish Re Group Ltd.	12,674	144,864
Selective Insurance Group Inc.	7,531	416,088
State Auto Financial Corp.	3,882	124,729
Stewart Information Services Corp.	4,677	173,330
Triad Guaranty Inc.[1]	3,356	172,868
21st Century Insurance Group	7,090	111,880
United America Indemnity Ltd. Class A1	5,491	126,073
United Fire & Casualty Co.	5,956	210,723

		7,241,462
INTERNET – 1.04%
EarthLink Inc.[1]	31,371	220,224
Equinix Inc.[1]	6,681	456,980
United Online Inc.	17,783	240,426

		917,630
IRON & STEEL – 0.96%
Gibraltar Industries Inc.	7,623	160,922
Oregon Steel Mills Inc.[1]	9,755	530,672
Ryerson Inc.	6,521	157,156

		848,750
LEISURE TIME – 0.20%
K2 Inc.[1]	12,772	174,466

		174,466
LODGING – 0.35%
Marcus Corp.	5,866	146,591
Trump Entertainment Resorts Inc.[1]	7,862	159,834

		306,425
MACHINERY – 0.84%
Briggs & Stratton Corp.	14,109	359,638
Cascade Corp.	2,986	152,883
NACCO Industries Inc.	1,490	224,394

		736,915
MANUFACTURING – 2.30%
Acuity Brands Inc.	12,151	601,961
EnPro Industries Inc.[1]	5,773	184,736
Federal Signal Corp.	13,177	201,081
FreightCar America Inc.	3,431	182,426
Griffon Corp.[1]	7,372	181,277
Jacuzzi Brands Inc.[1]	21,114	261,602
Lancaster Colony Corp.	7,080	287,094
Tredegar Corp.	7,533	131,376

		2,031,553
MEDIA – 2.72%
Citadel Broadcasting Corp.	9,731	99,645
Cox Radio Inc. Class A1	9,279	156,258
Entercom Communications Corp.	8,717	241,199
Journal Communications Inc. Class A	12,624	147,701
Lee Enterprises Inc.	10,604	302,532
Media General Inc. Class A	5,755	213,511
Mediacom Communications Corp.[1]	15,266	127,471
Readers Digest Association Inc. (The)	26,384	379,402
Scholastic Corp.[1]	9,190	288,750
Sinclair Broadcast Group Inc. Class A	12,974	117,025
Sun-Times Media Group Inc. Class A	13,996	81,177
Westwood One Inc.	18,788	148,613
World Wrestling Entertainment Inc.	5,507	91,802

		2,395,086
METAL FABRICATE & HARDWARE – 0.81%
Mueller Industries Inc.	10,031	367,837
Worthington Industries Inc.	19,777	341,747

		709,584
MINING – 0.90%
Century Aluminum Co.[1]	6,631	258,079
Compass Minerals International Inc.	8,753	270,905
USEC Inc.	23,801	265,619

		794,603

74	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2006

Security	Shares	Value
OFFICE & BUSINESS EQUIPMENT– 0.44%
IKON Office Solutions Inc.	26,087	$388,957

		388,957
OIL & GAS – 1.74%
Houston Exploration Co.[1]	7,961	431,168
Stone Energy Corp.[1]	7,171	279,454
Swift Energy Co.[1]	7,968	372,265
Whiting Petroleum Corp.[1]	10,163	453,371

		1,536,258
PACKAGING & CONTAINERS –0.75%
Graphic Packaging Corp.[1]	27,429	106,973
Greif Inc. Class A	3,166	296,686
Silgan Holdings Inc.	6,223	257,446

		661,105
PHARMACEUTICALS – 0.49%
Perrigo Co.	24,254	433,904

		433,904
REAL ESTATE INVESTMENT TRUSTS – 12.00%
American Home Mortgage Investment Corp.	12,351	422,034
Anthracite Capital Inc.	15,586	223,192
Cousins Properties Inc.	11,051	395,294
Deerfield Triarc Capital Corp.	11,179	166,120
Entertainment Properties Trust	7,239	398,145
Equity One Inc.	10,630	267,026
FelCor Lodging Trust Inc.	16,767	348,083
Fieldstone Investment Corp.	13,370	108,698
First Industrial Realty Trust Inc.	12,279	564,466
Getty Realty Corp.	5,288	169,216
Glenborough Realty Trust Inc.	8,865	230,313
Impac Mortgage Holdings Inc.	19,290	182,676
Inland Real Estate Corp.	16,735	312,777
KKR Financial Corp.	22,005	590,394
Maguire Properties Inc.	9,912	423,837
MFA Mortgage Investments Inc.	21,687	171,761
Mid-America Apartment Communities Inc.	6,581	418,881
National Health Investors Inc.	6,864	220,609
National Retail Properties Inc.	15,846	356,060
Nationwide Health Properties Inc.	22,096	635,039
Newcastle Investment Corp.	12,041	357,256
NovaStar Financial Inc.[2]	8,923	284,822
Omega Healthcare Investors Inc.	15,877	268,004
Parkway Properties Inc.	3,851	190,008
Post Properties Inc.	11,832	579,531
PS Business Parks Inc.	4,417	290,859
RAIT Investment Trust	7,699	231,432
Redwood Trust Inc.	6,708	368,739
Saxon Capital Inc.	13,648	193,119
Senior Housing Properties Trust	19,660	450,804
Sovran Self Storage Inc.	4,839	285,404
Sun Communities Inc.	4,602	161,024
Trustreet Properties Inc.	18,488	313,741

		10,579,364
RETAIL – 8.23%
Asbury Automotive Group Inc.	6,400	153,600
Blockbuster Inc. Class A1	29,256	114,684
Blockbuster Inc. Class B1	16,840	59,950
Bob Evans Farms Inc.	9,974	338,218
Borders Group Inc.	17,719	364,834
Brown Shoe Co. Inc.	7,760	302,330
Buckle Inc. (The)	2,761	109,280
Cato Corp. Class A	8,390	192,047
CBRL Group Inc.	8,460	371,479
Domino’s Pizza Inc.	10,744	292,022
Finish Line Inc. (The) Class A	11,646	150,932
Group 1 Automotive Inc.	5,873	336,582
IHOP Corp.	4,365	227,722
Insight Enterprises Inc.[1]	13,145	282,486
Jack in the Box Inc.[1]	9,783	548,924
Kenneth Cole Productions Inc. Class A	3,317	84,351
Landry’s Restaurants Inc.	4,725	138,443
Lithia Motors Inc. Class A	4,305	109,778
Lone Star Steakhouse & Saloon Inc.	4,699	128,283
Nu Skin Enterprises Inc. Class A	14,613	279,401
Payless ShoeSource Inc.[1]	18,439	493,243
Pep Boys-Manny, Moe & Jack Inc.	14,014	198,719
Pier 1 Imports Inc.	21,744	142,206
Regis Corp.	12,446	467,347
Sonic Automotive Inc.	8,181	215,160
Stage Stores Inc.	7,286	236,139

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2006

Security	Shares	Value
Talbots Inc. (The)	6,108	$171,268
Triarc Companies Inc. Class A	4,246	77,659
Triarc Companies Inc. Class B	9,278	155,778
Tuesday Morning Corp.	8,196	135,234
Zale Corp.[1]	13,109	378,064

		7,256,163
SAVINGS & LOANS – 1.65%
Anchor BanCorp Wisconsin Inc.	5,628	163,437
BankAtlantic Bancorp Inc. Class A	13,080	171,348
Dime Community Bancshares Inc.	9,234	128,814
FirstFed Financial Corp.[1]	4,545	280,745
Flagstar Bancorp Inc.	10,660	160,220
MAF Bancorp Inc.	8,529	367,515
PFF Bancorp Inc.	5,933	183,982

		1,456,061
SOFTWARE – 0.23%
Inter-Tel Inc.	5,651	116,919
SYNNEX Corp.[1]	3,679	82,594

		199,513
TELECOMMUNICATIONS – 3.98%
Adaptec Inc.[1]	31,753	143,841
Black Box Corp.	4,805	214,255
Cincinnati Bell Inc.[1]	67,144	314,905
Commonwealth Telephone Enterprises Inc.	5,472	229,058
IDT Corp.[1]	3,731	48,130
IDT Corp. Class B1,2	13,469	174,962
Iowa Telecommunications Services Inc.	7,750	154,535
MasTec Inc.[1]	11,750	128,663
Premiere Global Services Inc.[1]	18,043	150,118
USA Mobility Inc.	6,746	171,213
Windstream Corp.	129,399	1,775,354

		3,505,034
TEXTILES – 0.41%
G&K Services Inc. Class A	5,824	221,953
UniFirst Corp.	3,750	135,188

		357,141
TOYS, GAMES & HOBBIES – 0.19%
JAKKS Pacific Inc.[1]	7,539	163,521

		163,521

Security	Shares or Principal	Value
TRANSPORTATION – 1.15%
Arkansas Best Corp.	6,263	$256,658
Bristow Group Inc.[1]	6,050	200,860
General Maritime Corp.	7,536	275,365
Werner Enterprises Inc.	15,105	277,177

		1,010,060
WATER – 0.45%
American States Water Co.	4,565	191,730
California Water Service Group	5,252	204,303

		396,033

TOTAL COMMON STOCKS (Cost: $83,711,265)		88,026,909

SHORT-TERM INVESTMENTS – 1.53%
CERTIFICATES OF DEPOSIT[3] – 0.06%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$7,303	7,303
Societe Generale
5.33%, 12/08/06	10,433	10,433
Washington Mutual Bank
5.36%, 11/13/06	26,082	26,082
Wells Fargo Bank N.A.
4.78%, 12/05/06	8,346	8,346

		52,164
COMMERCIAL PAPER[3] – 0.26%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 04/17/07[4]	15,575	15,296
Amsterdam Funding Corp.
5.33%, 11/01/06[4]	15,649	15,649
ASAP Funding Ltd.
5.29%, 11/02/06[4]	2,608	2,608
Atlantis One Funding
5.30%, 11/14/06[4]	14,315	14,287
Beta Finance Inc.
5.27%, 01/25/07[4]	2,087	2,061
Bryant Park Funding LLC
5.28%, 12/14/06[4]	3,294	3,273
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06[4]	5,289	5,278

76	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2006

Security	Principal	Value
Cantabric Finance LLC
5.26%, 01/25/07[4]	$4,173	$4,121
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06[4]	11,998	11,980
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[4]	7,825	7,632
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07[4]	6,260	6,237
Curzon Funding LLC
5.29%, 11/17/06[4]	10,433	10,408
Edison Asset Securitization LLC
5.21% - 5.22%, 12/11/06 - 04/11/07[4]	12,020	11,875
Falcon Asset Securitization Corp.
5.30%, 11/06/06[4]	10,433	10,425
Five Finance Inc.
5.19% - 5.22%, 12/01/06 - 04/20/07[4]	9,494	9,355
Galleon Capital Corp.
5.27%, 12/18/06[4]	1,459	1,449
General Electric Capital Services Inc.
5.22%, 12/11/06	1,043	1,037
Grampian Funding LLC
5.23% - 5.30%, 11/16/06 - 04/23/07[4]	6,155	6,034
HBOS Treasury Services PLC
5.27%, 12/15/06	2,087	2,073
Landale Funding LLC
5.31%, 11/15/06[4]	8,138	8,121
Lexington Parker Capital Co. LLC
5.19% - 5.32%, 11/15/06 - 01/10/07[4]	18,740	18,727
Mont Blanc Capital Corp.
5.29%, 11/15/06[4]	6,729	6,715
Nationwide Building Society
5.21% - 5.27%, 12/15/06 - 04/13/07	13,563	13,305

Security	Shares or Principal	Value
Nestle Capital Corp.
5.19%, 08/09/07	$6,260	$6,006
Park Granada LLC
5.35% - 5.36%, 11/01/06[4]	16,482	16,482
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07[4]	5,559	5,494
Sedna Finance Inc.
5.22%, 04/17/07[4]	5,947	5,803
Sydney Capital Corp.
5.27%, 12/08/06[4]	249	247
Thornburg Mortgage Capital Resources
5.28%, 01/17/07[4]	5,216	5,158
Tulip Funding Corp.
5.29%, 11/15/06[4]	5,502	5,491

		232,627
MEDIUM-TERM NOTES[3] – 0.05%
Bank of America N.A.
5.28%, 04/20/07	2,608	2,608
Cullinan Finance Corp.
5.71%, 06/28/07[4]	7,825	7,825
K2 USA LLC
5.39%, 06/04/07[4]	7,825	7,825
Marshall & Ilsley Bank
5.18%, 12/15/06	10,433	10,437
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[4]	12,206	12,206
US Bank N.A.
2.85%, 11/15/06	2,087	2,085

		42,986
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.29%[5,6]	65,220	65,220

		65,220

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2006

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 0.29%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 11/1/06, maturity value $20,869 (collateralized by non-U.S. Government debt securities, value $21,499, 4.70% to 8.75%, 7/30/10 to 11/15/25).	$20,866	$20,866
Banc of America Securities LLC Repurchase Agreement, 5.40%, due 11/1/06, maturity value $14,608 (collateralized by U.S. Government obligations, value $14,903, 5.50%, 10/1/21 to 10/1/36).	14,606	14,606
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 11/1/06, maturity value $15,651 (collateralized by non-U.S. Government debt securities, value $17,220, 0.31% to 6.00%, 7/25/36 to 11/25/46).	15,649	15,649
BNP Securities Corp. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $1,043 (collateralized by non-U.S. Government debt securities, value $1,075, 6.00% to 6.70%, 12/15/10 to 4/15/12).	1,043	1,043
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $36,520 (collateralized by non-U.S. Government debt securities, value $38,353, 4.11% to 9.32%, 4/15/10 to 5/15/36).	36,515	36,515
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 11/1/06, maturity value $11,478 (collateralized by non-U.S. Government debt securities, value $12,861, 0.00% to 10.00%, 5/27/33 to 10/31/36).	11,476	11,476
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $6,261 (collateralized by non-U.S. Government debt securities, value $6,925, 0.00% to 10.00%, 5/27/33 to 10/31/36).	6,260	6,260
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $20,869 (collateralized by non-U.S. Government debt securities, value $21,916, 0.00% to 9.00%, 5/1/17 to 9/25/46).	20,866	20,866
Goldman Sachs Group Inc. Repurchase Agreement, 5.35%, due 11/1/06, maturity value $18,260 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $18,721, 0.00% to 7.32%, 11/2/06 to 3/25/45).	18,257	18,257

78	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2006

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $15,652 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $15,947, 0.00% to 7.32%, 11/2/06 to 3/25/45).	$15,649	$15,649
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 11/1/06, maturity value $6,261 (collateralized by non-U.S. Government debt securities, value $6,575, 0.00% to 10.00%, 1/1/10).	6,260	6,260
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $5,217 (collateralized by non-U.S. Government debt securities, value $5,479, 5.26% to 5.35%, 7/1/24 to 6/1/46).	5,216	5,216
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 11/1/06, maturity value $2,608 (collateralized by non-U.S. Government debt securities, value $2,740, 6.25% to 7.63%, 9/15/13 to 6/1/16).	2,608	2,608
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 11/1/06, maturity value $20,869 (collateralized by non-U.S. Government debt securities, value $21,499, 3.50% to 10.13%, 5/15/07 to 7/1/26).	20,866	20,866
Morgan Stanley Repurchase Agreement, 5.36%, due 11/1/06, maturity value $10,435 (collateralized by non-U.S. Government debt securities, value $11,501, 5.50% to 10.39%, 6/17/08 to 6/25/36).	10,433	10,433
Morgan Stanley Repurchase Agreement, 5.46%, due 11/1/06, maturity value $14,086 (collateralized by non-U.S. Government debt securities, value $14,900, 0.00% to 10.00%, 11/1/06 to 10/31/36).	14,084	14,084
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $7,544 (collateralized by non-U.S. Government debt securities, value $7,835, 0.00% to 10.00%, 11/1/06 to 10/31/36).[7]	7,303	7,303
Wachovia Capital Repurchase Agreement, 5.38%, due 11/1/06, maturity value $27,129 (collateralized by non-U.S. Government debt securities, value $28,491, 3.86% to 8.17%, 11/18/08 to 7/15/45).	27,125	27,125

		255,082
TIME DEPOSITS[3] – 0.00%
SunTrust Bank
5.34%, 11/01/06	1,078	1,078

		1,078

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2006

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES[3] – 0.80%
Allstate Life Global Funding II
5.30% - 5.38%, 10/15/07 - 11/08/07[4]	$26,708	$26,712
American Express Bank
5.29%, 02/28/07	10,433	10,432
American Express Centurion Bank
5.41%, 07/19/07	11,476	11,486
American Express Credit Corp.
5.42%, 07/05/07	3,130	3,131
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07[4]	1,882	1,882
ASIF Global Financing
5.51%, 05/03/07[4]	1,043	1,044
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07[4]	6,781	6,781
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 08/20/07[4]	15,128	15,128
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[4]	26,604	26,605
BMW US Capital LLC
5.32%, 10/15/07[4]	10,433	10,433
BNP Paribas
5.36%, 05/18/07[4]	19,301	19,301
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[4]	7,616	7,616
CC USA Inc.
5.37%, 07/30/07[4]	5,216	5,217
Commodore CDO Ltd.
5.47%, 06/12/07[4]	2,608	2,608
Credit Agricole SA
5.34%, 07/23/07	10,433	10,433
Credit Suisse First Boston NY
5.38%, 04/24/07	5,216	5,217
Cullinan Finance Corp.
5.36%, 04/25/07[4]	2,608	2,608
DaimlerChrysler Auto Trust Series 2006-C
Class A1 5.33%, 10/08/07[4]	2,608	2,608
DEPFA Bank PLC
5.43%, 09/14/07	10,433	10,433
Dorada Finance Inc.
5.34% - 5.41%, 06/27/07 - 07/17/07[4]	11,998	11,999
Eli Lilly Services Inc.
5.31%, 10/01/07[4]	10,433	10,433
Fifth Third Bancorp
5.30%, 11/23/07[4]	20,866	20,866
Five Finance Inc.
5.32% - 5.37%, 12/01/06 - 07/13/07[4]	10,433	10,433
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 11/23/07	10,954	10,957
Granite Master Issuer PLC
5.29%, 08/20/07[4]	36,515	36,515
Harrier Finance Funding LLC
5.33% - 5.41%, 07/25/07 - 08/15/07[4]	8,346	8,347
Hartford Life Global Funding Trusts
5.34% - 5.41%, 07/13/07 - 10/15/07	15,649	15,651
HBOS Treasury Services PLC
5.46%, 07/24/07[4]	10,433	10,433
Holmes Financing PLC
5.29%, 07/16/07[4]	18,257	18,257
JP Morgan Chase & Co.
5.29%, 08/02/07	7,825	7,825
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[4]	7,825	7,824
Kestrel Funding LLC
5.30%, 07/11/07[4]	4,173	4,173
Kommunalkredit Austria AG
5.32%, 11/09/07[4]	6,260	6,260

80	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2006

Security	Principal	Value
Leafs LLC
5.32%, 01/22/07 - 02/20/07[4]	$10,873	$10,874
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[4]	11,476	11,476
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[4]	4,131	4,131
Marshall & Ilsley Bank
5.30%, 10/15/07	5,738	5,738
Master Funding LLC
5.35%, 04/25/07[4]	9,390	9,390
Metropolitan Life Global Funding I
5.33%, 08/06/07[4]	15,649	15,649
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07[4,7]	1,043	1,043
Monumental Global Funding II
5.38%, 12/27/06[4]	2,087	2,087
Mound Financing PLC
5.29%, 05/08/07[4]	9,807	9,807
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 11/09/07[4]	37,558	37,559
National City Bank of Indiana
5.37%, 05/21/07	5,216	5,217
Nationwide Building Society
5.35% - 5.49%, 07/20/07 - 10/26/07[4]	34,428	34,436
Newcastle Ltd.
5.34%, 04/24/07[4]	3,678	3,677
Northern Rock PLC
5.36%, 08/03/07[4]	12,519	12,520
Northlake CDO I
5.46%, 09/06/07[4]	3,130	3,130
Principal Life Global Funding I
5.82%, 02/08/07	4,695	4,701
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07[4]	15,128	15,128
Skandinaviska Enskilda Bank NY
5.32%, 11/16/07[4]	10,433	10,433
Strips III LLC
5.37%, 07/24/07[4]	2,398	2,398
SunTrust Bank
5.29%, 05/01/07	10,433	10,433
Tango Finance Corp.
5.27% - 5.35%, 04/25/07 - 07/16/07[4]	25,456	25,454
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07[4]	14,606	14,606
Wachovia Asset Securitization Inc.
5.31%, 11/27/06[4]	13,981	13,981
Wachovia Bank N.A.
5.36%, 05/22/07	20,866	20,866
Wal-Mart Stores Inc.
5.50%, 07/16/07[4]	7,825	7,828
Wells Fargo & Co.
5.33%, 11/15/07[4]	5,216	5,217
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[4]	7,825	7,825
White Pine Finance LLC
5.28% - 5.35%, 05/22/07 - 08/20/07[4]	31,299	31,293
Wind MasterTrust
5.31%, 07/25/07[4]	4,173	4,173

		700,718

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,349,875)		1,349,875

TOTAL INVESTMENTS IN SECURITIES – 101.39% (Cost: $85,061,140)		89,376,784
Other Assets, Less Liabilities – (1.39)%		(1,221,655)

NET ASSETS – 100.00%		$88,155,129

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

[5]	Affiliated issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	The investment adviser has determined that this security or a portion of these securities is illiquid.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	81

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2006

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund	Mid Growth Index Fund	Mid Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$118,904,711	$222,689,753	$365,519,290	$106,593,129	$186,547,391	$136,759,092

Affiliated issuers[a]	$208,440	$252,386	$1,044,645	$113,044	$115,913	$—

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$129,081,763	$231,771,862	$397,066,469	$115,354,224	$189,839,975	$145,034,220
Affiliated issuers[a]	208,440	252,386	1,044,645	113,044	115,913	—
Receivables:
Investment securities sold	56	—	—	331,602	—	364,160
Dividends and interest	101,783	31,052	586,480	37,549	23,075	113,710
Capital shares sold	—	—	82,796	—	1,559	16,997

Total Assets	129,392,042	232,055,300	398,780,390	115,836,419	189,980,522	145,529,087

LIABILITIES
Payables:
Investment securities purchased	—	—	—	47,262	—	—
Collateral for securities on loan (Note 5)	—	—	—	97,661	5,071,564	1,082,246
Due to bank	—	—	—	—	—	158,554
Investment advisory fees (Note 2)	20,725	48,013	79,776	24,176	45,216	33,478

Total Liabilities	20,725	48,013	79,776	169,099	5,116,780	1,274,278

NET ASSETS	$129,371,317	$232,007,287	$398,700,614	$115,667,320	$184,863,742	$144,254,809

Net assets consist of:
Paid-in capital	$119,061,631	$224,048,800	$361,019,115	$104,492,648	$176,899,933	$134,052,466
Undistributed net investment income	98,868	19,363	793,438	77,053	1,349	297,482
Undistributed net realized gain (accumulated net realized loss)	33,766	(1,142,985)	5,340,882	2,336,524	4,669,876	1,629,733
Net unrealized appreciation	10,177,052	9,082,109	31,547,179	8,761,095	3,292,584	8,275,128

NET ASSETS	$129,371,317	$232,007,287	$398,700,614	$115,667,320	$184,863,742	$144,254,809

Shares outstanding	1,750,000	3,700,000	4,950,000	1,450,000	2,250,000	1,750,000

Net asset value per share	$73.93	$62.70	$80.55	$79.77	$82.16	$82.43

[a]	See Note 2.

[b]	Securities on loan with market values of $ - , $ - , $ - , $94,524, $4,932,651 and $1,049,868, respectively. See Note 5.

See notes to the financial statements.

82	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2006

	iShares Morningstar
	Small Core Index Fund	Small Growth Index Fund	Small Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$114,485,910	$64,081,116	$84,995,920

Affiliated issuers[a]	$105,097	$59,099	$65,220

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$122,920,834	$64,594,589	$89,311,564
Affiliated issuers[a]	105,097	59,099	65,220
Receivables:
Dividends and interest	35,376	12,637	85,130

Total Assets	123,061,307	64,666,325	89,461,914

LIABILITIES
Payables:
Investment securities purchased	69,716	—	—
Collateral for securities on loan (Note 5)	1,205,931	2,517,597	1,284,655
Investment advisory fees (Note 2)	24,470	14,123	22,130

Total Liabilities	1,300,117	2,531,720	1,306,785

NET ASSETS	$121,761,190	$62,134,605	$88,155,129

Net assets consist of:
Paid-in capital	$112,014,635	$61,582,071	$81,844,744
Undistributed net investment income (accumulated net investment loss)	67,983	(20,019)	122,396
Undistributed net realized gain	1,243,648	59,080	1,872,345
Net unrealized appreciation	8,434,924	513,473	4,315,644

NET ASSETS	$121,761,190	$62,134,605	$88,155,129

Shares outstanding	1,450,000	850,000	1,100,000

Net asset value per share	$83.97	$73.10	$80.14

[a]	See Note 2.

[b]	Securities on loan with market values of $1,168,864, $2,449,644 and $1,243,158, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	83

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2006

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund	Mid Growth Index Fund	Mid Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$835,772	$728,167	$3,560,233	$628,229	$359,103	$1,418,335
Interest from affiliated issuers[b]	2,873	5,582	10,730	2,255	2,415	3,833
Securities lending income	—	18	2,540	986	31,143	2,345

Total investment income	838,645	733,767	3,573,503	631,470	392,661	1,424,513

EXPENSES
Investment advisory fees (Note 2)	100,179	257,008	314,431	132,146	273,338	168,220

Total expenses	100,179	257,008	314,431	132,146	273,338	168,220

Net investment income	738,466	476,759	3,259,072	499,324	119,323	1,256,293

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,323,113)	(3,092,480)	(1,025,610)	(2,327,678)	(143,749)	(1,466,190)
In-kind redemptions	2,534,217	4,762,752	7,429,070	5,692,545	6,008,835	3,789,321

Net realized gain	1,211,104	1,670,272	6,403,460	3,364,867	5,865,086	2,323,131

Net change in unrealized appreciation (depreciation)	5,902,878	2,553,070	17,408,407	(1,495,702)	(17,051,694)	2,066,858

Net realized and unrealized gain (loss)	7,113,982	4,223,342	23,811,867	1,869,165	(11,186,608)	4,389,989

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,852,448	$4,700,101	$27,070,939	$2,368,489	$(11,067,285)	$5,646,282

[a]	Net of foreign withholding tax of $–, $1,034, $–, $–, $– and $956, respectively.

[b]	See Note 2.

See notes to the financial statements.

84	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2006

	iShares Morningstar
	Small Core Index Fund	Small Growth Index Fund	Small Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$493,853	$45,717	$976,979
Interest from affiliated issuers[b]	2,256	789	2,958
Securities lending income	13,473	17,963	28,998

Total investment income	509,582	64,469	1,008,935

EXPENSES
Investment advisory fees (Note 2)	124,030	84,856	124,880

Total expenses	124,030	84,856	124,880

Net investment income (loss)	385,552	(20,387)	884,055

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,515,575)	(2,637,485)	(1,015,160)
In-kind redemptions	5,048,611	3,785,287	4,079,887

Net realized gain	2,533,036	1,147,802	3,064,727

Net change in unrealized appreciation (depreciation)	(570,579)	(6,447,946)	(1,125,457)

Net realized and unrealized gain (loss)	1,962,457	(5,300,144)	1,939,270

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,348,009	$(5,320,531)	$2,823,325

[a]	Net of foreign withholding tax of $–, $– and $633, respectively.

[b]	See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	85

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Morningstar Large Core Index Fund		iShares Morningstar Large Growth Index Fund		iShares Morningstar Large Value Index Fund
	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$738,466	$1,248,287	$476,759	$524,446	$3,259,072	$2,860,067
Net realized gain (loss)	1,211,104	3,245,432	1,670,272	(813,623)	6,403,460	333,858
Net change in unrealized appreciation (depreciation)	5,902,878	4,437,437	2,553,070	8,996,166	17,408,407	13,483,764

Net increase in net assets resulting from operations	7,852,448	8,931,156	4,700,101	8,706,989	27,070,939	16,677,689

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(713,730)	(1,212,625)	(496,642)	(485,200)	(2,878,073)	(2,598,764)

Total distributions to shareholders	(713,730)	(1,212,625)	(496,642)	(485,200)	(2,878,073)	(2,598,764)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	68,878,024	58,922,177	58,881,721	149,330,036	273,127,755	86,064,600
Cost of shares redeemed	(33,394,924)	(33,171,061)	(34,985,201)	(3,129,909)	(47,181,364)	(6,905,289)

Net increase in net assets from capital share transactions	35,483,100	25,751,116	23,896,520	146,200,127	225,946,391	79,159,311

INCREASE IN NET ASSETS	42,621,818	33,469,647	28,099,979	154,421,916	250,139,257	93,238,236
NET ASSETS
Beginning of period	86,749,499	53,279,852	203,907,308	49,485,392	148,561,357	55,323,121

End of period	$129,371,317	$86,749,499	$232,007,287	$203,907,308	$398,700,614	$148,561,357

Undistributed net investment income included in net assets at end of period	$98,868	$74,132	$19,363	$39,246	$793,438	$412,439

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	900,000	1,000,000	2,450,000	3,600,000	1,250,000
Shares redeemed	(500,000)	(500,000)	(600,000)	(50,000)	(650,000)	(100,000)

Net increase in shares outstanding	500,000	400,000	400,000	2,400,000	2,950,000	1,150,000

See notes to the financial statements.

86	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Mid Core Index Fund		iShares Morningstar Mid Growth Index Fund		iShares Morningstar Mid Value Index Fund
	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$499,324	$1,119,174	$119,323	$230,160	$1,256,293	$1,726,307
Net realized gain	3,364,867	6,518,967	5,865,086	5,846,946	2,323,131	5,669,390
Net change in unrealized appreciation (depreciation)	(1,495,702)	11,564,151	(17,051,694)	21,252,827	2,066,858	5,846,572

Net increase (decrease) in net assets resulting from operations	2,368,489	19,202,292	(11,067,285)	27,329,933	5,646,282	13,242,269

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(435,695)	(1,070,270)	(132,299)	(213,813)	(982,038)	(1,659,613)
Return of capital	–	(31,900)	–	–	–	–

Total distributions to shareholders	(435,695)	(1,102,170)	(132,299)	(213,813)	(982,038)	(1,659,613)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	51,822,485	46,595,740	48,572,602	179,138,978	78,054,920	84,671,134
Cost of shares redeemed	(43,407,149)	(22,429,723)	(57,423,315)	(32,629,920)	(37,999,205)	(30,135,701)

Net increase (decrease) in net assets from capital share transactions	8,415,336	24,166,017	(8,850,713)	146,509,058	40,055,715	54,535,433

INCREASE (DECREASE) IN NET ASSETS	10,348,130	42,266,139	(20,050,297)	173,625,178	44,719,959	66,118,089
NET ASSETS
Beginning of period	105,319,190	63,053,051	204,914,039	31,288,861	99,534,850	33,416,761

End of period	$115,667,320	$105,319,190	$184,863,742	$204,914,039	$144,254,809	$99,534,850

Undistributed net investment income included in net assets at end of period	$77,053	$13,424	$1,349	$14,325	$297,482	$23,227

SHARES ISSUED AND REDEEMED
Shares sold	700,000	650,000	600,000	2,350,000	1,000,000	1,150,000
Shares redeemed	(600,000)	(300,000)	(750,000)	(450,000)	(500,000)	(400,000)

Net increase (decrease) in shares outstanding	100,000	350,000	(150,000)	1,900,000	500,000	750,000

See notes to the financial statements.

FINANCIAL STATEMENTS	87

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small Core Index Fund		iShares Morningstar Small Growth Index Fund		iShares Morningstar Small Value Index Fund
	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$385,552	$569,687	$(20,387)	$3,956	$884,055	$1,222,527
Net realized gain	2,533,036	3,268,617	1,147,802	2,580,051	3,064,727	3,595,165
Net change in unrealized appreciation (depreciation)	(570,579)	12,102,641	(6,447,946)	10,090,049	(1,125,457)	8,140,190

Net increase (decrease) in net assets resulting from operations	2,348,009	15,940,945	(5,320,531)	12,674,056	2,823,325	12,957,882

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(357,454)	(507,324)	—	—	(809,131)	(1,124,068)
Return of capital	—	—	—	(3,533)	—	—

Total distributions to shareholders	(357,454)	(507,324)	—	(3,533)	(809,131)	(1,124,068)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	66,337,992	57,006,282	18,777,032	52,928,060	40,792,646	50,130,716
Cost of shares redeemed	(37,724,009)	(18,603,701)	(28,175,351)	(14,125,154)	(36,316,003)	(14,601,643)

Net increase (decrease) in net assets from capital share transactions	28,613,983	38,402,581	(9,398,319)	38,802,906	4,476,643	35,529,073

INCREASE (DECREASE) IN NET ASSETS	30,604,538	53,836,202	(14,718,850)	51,473,429	6,490,837	47,362,887
NET ASSETS
Beginning of period	91,156,652	37,320,450	76,853,455	25,380,026	81,664,292	34,301,405

End of period	$121,761,190	$91,156,652	$62,134,605	$76,853,455	$88,155,129	$81,664,292

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$67,983	$39,885	$(20,019)	$368	$122,396	$47,472

SHARES ISSUED AND REDEEMED
Shares sold	850,000	750,000	250,000	750,000	550,000	700,000
Shares redeemed	(500,000)	(250,000)	(400,000)	(200,000)	(500,000)	(200,000)

Net increase (decrease) in shares outstanding	350,000	500,000	(150,000)	550,000	50,000	500,000

See notes to the financial statements.

88	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Core Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$69.40	$62.68	$59.92

Income from investment operations:
Net investment income	0.51 [b]	0.98	0.65
Net realized and unrealized gain[c]	4.50	6.71	2.71

Total from investment operations	5.01	7.69	3.36

Less distributions from:
Net investment income	(0.48)	(0.97)	(0.60)

Total distributions	(0.48)	(0.97)	(0.60)

Net asset value, end of period	$73.93	$69.40	$62.68

Total return	7.27%[d]	12.35%	5.62%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$129,371	$86,749	$53,280
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.47%	1.58%	1.33%
Portfolio turnover rate[f]	28%	15%	4%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Growth Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$61.79	$54.98	$59.96

Income from investment operations:
Net investment income	0.14[b]	0.24	0.80
Net realized and unrealized gain (loss)[c]	0.92	6.80	(4.98)

Total from investment operations	1.06	7.04	(4.18)

Less distributions from:
Net investment income	(0.15)	(0.23)	(0.80)
Return of capital	—	—	(0.00)[d]

Total distributions	(0.15)	(0.23)	(0.80)

Net asset value, end of period	$62.70	$61.79	$54.98

Total return	1.73%[e]	12.81%	(7.04)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$232,007	$203,907	$49,485
Ratio of expenses to average net assets[f]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	0.46%	0.44%	1.48%
Portfolio turnover rate[g]	17%	24%	19%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Rounds to less than $0.01.

[e]	Not annualized.

[f]	Annualized for periods of less than one year.

[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

90	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Value Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$74.28	$65.09	$60.13

Income from investment operations:
Net investment income	1.00[b]	1.79	1.41
Net realized and unrealized gain[c]	6.17	9.17	4.77

Total from investment operations	7.17	10.96	6.18

Less distributions from:
Net investment income	(0.90)	(1.77)	(1.22)

Total distributions	(0.90)	(1.77)	(1.22)

Net asset value, end of period	$80.55	$74.28	$65.09

Total return	9.76%[d]	17.05%	10.33%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$398,701	$148,561	$55,323
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.59%	2.89%	2.85%
Portfolio turnover rate[f]	10%	17%	2%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Core Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$78.01	$63.05	$59.61

Income from investment operations:
Net investment income	0.36[b]	0.91	0.46
Net realized and unrealized gain[c]	1.71	14.96	3.39

Total from investment operations	2.07	15.87	3.85

Less distributions from:
Net investment income	(0.31)	(0.88)	(0.41)
Return of capital	—	(0.03)	—

Total distributions	(0.31)	(0.91)	(0.41)

Net asset value, end of period	$79.77	$78.01	$63.05

Total return	2.68%[d]	25.26%	6.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$115,667	$105,319	$63,053
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.94%	1.26%	1.12%
Portfolio turnover rate[f]	32%	19%	3%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

92	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Growth Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$85.38	$62.58	$59.33

Income from investment operations:
Net investment income	0.05[b]	0.13	0.04
Net realized and unrealized gain (loss)[c]	(3.21)	22.80	3.24

Total from investment operations	(3.16)	22.93	3.28

Less distributions from:
Net investment income	(0.06)	(0.13)	(0.03)

Total distributions	(0.06)	(0.13)	(0.03)

Net asset value, end of period	$82.16	$85.38	$62.58

Total return	(3.71)%[d]	36.67%	5.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$184,864	$204,914	$31,289
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.13%	0.23%	0.09%
Portfolio turnover rate[f]	27%	21%	11%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Value Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$79.63	$66.83	$59.91

Income from investment operations:
Net investment income	0.89[b]	1.81[b]	1.23
Net realized and unrealized gain[c]	2.59	12.79	6.73

Total from investment operations	3.48	14.60	7.96

Less distributions from:
Net investment income	(0.68)	(1.80)	(1.04)

Total distributions	(0.68)	(1.80)	(1.04)

Net asset value, end of period	$82.43	$79.63	$66.83

Total return	4.42%[d]	22.07%	13.33%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$144,255	$99,535	$33,417
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.24%	2.42%	2.52%
Portfolio turnover rate[f]	28%	18%	7%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout each period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

94	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Core Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$82.87	$62.20	$59.83

Income from investment operations:
Net investment income	0.31[b]	0.73	0.43
Net realized and unrealized gain[c]	1.08	20.62	2.32

Total from investment operations	1.39	21.35	2.75

Less distributions from:
Net investment income	(0.29)	(0.68)	(0.35)
Return of capital	—	—	(0.03)

Total distributions	(0.29)	(0.68)	(0.38)

Net asset value, end of period	$83.97	$82.87	$62.20

Total return	1.70%[d]	34.47%	4.56%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$121,761	$91,157	$37,320
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.78%	1.04%	0.82%
Portfolio turnover rate[f]	39%	45%	16%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Growth Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$76.85	$56.40	$59.59

Income from investment operations:
Net investment income (loss)	(0.03)[b]	0.01	(0.04)
Net realized and unrealized gain (loss)[c]	(3.72)	20.45	(3.15)

Total from investment operations	(3.75)	20.46	(3.19)

Less distributions from:
Return of capital	—	(0.01)	—

Total distributions	—	(0.01)	—

Net asset value, end of period	$73.10	$76.85	$56.40

Total return	(4.88)%[d]	36.27%	(5.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$62,135	$76,853	$25,380
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets[e]	(0.07)%	0.01%	(0.11)%
Portfolio turnover rate[f]	31%	38%	26%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

96	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Value Index Fund
	Six months ended Oct. 31, 2006 (Unaudited)	Year ended Apr. 30, 2006	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$77.78	$62.37	$59.97

Income from investment operations:
Net investment income[b]	0.81	1.55	1.07[c]
Net realized and unrealized gain[d]	2.30	15.31	2.39[c]

Total from investment operations	3.11	16.86	3.46

Less distributions from:
Net investment income	(0.75)	(1.45)	(1.06)

Total distributions	(0.75)	(1.45)	(1.06)

Net asset value, end of period	$80.14	$77.78	$62.37

Total return	4.06%[e]	27.24%	5.72%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$88,155	$81,664	$34,301
Ratio of expenses to average net assets[f]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[f]	2.12%	2.16%	1.98%[c]
Portfolio turnover rate[g]	31%	17%	10%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout each period.

[c]	As restated. See Note 6.

[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[e]	Not annualized.

[f]	Annualized for periods of less than one year.

[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	97

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of October 31, 2006, the Trust offered 92 investment portfolios or funds.

These financial statements relate only to the iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Morningstar Large Core, iShares Morningstar Large Growth and iShares Morningstar Large Value Index Funds, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is

98	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2006.

The Funds had tax basis net capital loss carryforwards as of April 30, 2006, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2013	Expiring 2014	Total
Morningstar Large Core	$39,699	$86,938	$126,637
Morningstar Large Growth	54,115	754,949	809,064
Morningstar Large Value	18,851	35,116	53,967
Morningstar Mid Core	20,026	126,713	146,739
Morningstar Mid Growth	14,863	105,739	120,602
Morningstar Mid Value	9,742	204,827	214,569
Morningstar Small Core	12,494	40,013	52,507
Morningstar Small Growth	37,247	166,146	203,393
Morningstar Small Value	18,678	142,621	161,299

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2006, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2006 are disclosed in the Funds’ Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	99

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Morningstar Large Core	$120,142,416	$9,803,994	$(656,207)	$9,147,787
Morningstar Large Growth	224,488,294	17,885,593	(10,349,639)	7,535,954
Morningstar Large Value	367,841,323	30,934,724	(664,933)	30,269,791
Morningstar Mid Core	107,686,606	10,955,755	(3,175,093)	7,780,662
Morningstar Mid Growth	187,469,041	14,556,511	(12,069,664)	2,486,847
Morningstar Mid Value	137,889,203	9,116,653	(1,971,636)	7,145,017
Morningstar Small Core	115,242,568	11,270,333	(3,486,970)	7,783,363
Morningstar Small Growth	64,356,240	4,810,399	(4,512,951)	297,448
Morningstar Small Value	85,980,081	7,303,856	(3,907,153)	3,396,703

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Morningstar Large Core	0.20%
Morningstar Large Growth	0.25
Morningstar Large Value	0.25
Morningstar Mid Core	0.25
Morningstar Mid Growth	0.30
Morningstar Mid Value	0.30
Morningstar Small Core	0.25
Morningstar Small Growth	0.30
Morningstar Small Value	0.30

100	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2006, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Morningstar Large Growth	$18
Morningstar Large Value	2,540
Morningstar Mid Core	986
Morningstar Mid Growth	31,143
Morningstar Mid Value	2,345
Morningstar Small Core	13,473
Morningstar Small Growth	17,963
Morningstar Small Value	28,998

Cross trades for the six months ended October 31, 2006, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral are included in securities lending income in the accompanying Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	101

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the six months ended October 31, 2006.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Morningstar Large Core
IMMF	47	13,855	13,694	208	$208,440	$2,873
Morningstar Large Growth
IMMF	148	27,330	27,226	252	252,386	5,582
Morningstar Large Value
IMMF	167	52,076	51,198	1,045	1,044,645	10,730
Morningstar Mid Core
IMMF	123	11,312	11,322	113	113,044	2,255
Morningstar Mid Growth
IMMF	570	11,536	11,990	116	115,913	2,415
Morningstar Mid Value
IMMF	70	18,896	18,966	—	—	3,833
Morningstar Small Core
IMMF	102	11,988	11,985	105	105,097	2,256
Morningstar Small Growth
IMMF	35	4,232	4,208	59	59,099	789
Morningstar Small Value
IMMF	113	13,498	13,546	65	65,220	2,958

As of October 31, 2006, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

102	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2006 were as follows:

iShares Index Fund	Purchases	Sales
Morningstar Large Core	$28,087,669	$27,853,035
Morningstar Large Growth	35,795,092	35,898,213
Morningstar Large Value	25,855,285	27,381,630
Morningstar Mid Core	33,616,037	33,823,322
Morningstar Mid Growth	48,650,592	48,706,776
Morningstar Mid Value	31,574,356	31,080,408
Morningstar Small Core	39,029,603	39,059,170
Morningstar Small Growth	17,596,972	17,659,893
Morningstar Small Value	25,660,703	25,791,322

In-kind transactions (see Note 4) for the six months ended October 31, 2006 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Morningstar Large Core	$68,716,208	$33,620,046
Morningstar Large Growth	58,808,596	34,938,921
Morningstar Large Value	272,198,525	45,761,098
Morningstar Mid Core	51,739,617	43,324,559
Morningstar Mid Growth	48,533,054	57,395,789
Morningstar Mid Value	77,857,607	38,176,703
Morningstar Small Core	66,253,986	37,626,827
Morningstar Small Growth	18,751,200	28,169,236
Morningstar Small Value	40,694,553	36,178,967

4.	CAPITAL SHARE TRANSACTIONS

As of October 31, 2006, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO THE FINANCIAL STATEMENTS	103

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of October 31, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of October 31, 2006 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6.	RESTATEMENT

In preparing the 2006 financial statements of the iShares Morningstar Small Value Index Fund, management determined that it had misclassified returns of capital on distributions received from REIT securities held in the fund portfolio in the prior period by recording them as income rather than as an adjustment to the cost of the security. This misclassification had no impact on amounts previously reported for net asset value, distributions paid, total return, portfolio turn over rate, security valuation, or net change in net assets from operations. These financial statements have been restated to correct for the classification of amounts reported for the net investment income per share, net realized and unrealized gain on investments per share and the ratio of net investment income to average net assets for the period ended April 30, 2005 in the Financial Highlights.

The amounts before and after the restatement for the iShares Morningstar Small Value Index Fund are shown in the table below:

Financial Highlights Period ended April 30, 2005	As originally reported	Restated
Net investment income per share	$1.19	$1.07
Net realized and unrealized gain per share	2.27	2.39
Ratio of net investment income to average net assets	2.22%	1.98%

7.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

104	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 14-15, 2006, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered funds objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-year and “last quarter” periods ended March 31, 2006, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indices similar to those tracked by the Funds, the Lipper Peer Groups included mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but that any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the investment advisory fee rates and overall expenses of the funds in their respective Lipper Peer Groups. Based on this review,

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	105

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Peer Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

106	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	107

Notes:

108	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	109

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange LLC, Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. “Goldman Sachs®” is a trademark of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2006 Semi-Annual Report.

3710-iS-1106

110	2006 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2006 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-018-11006

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Schedule of Investments.

The Funds’ full schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating and Governance Committee of Registrant’s Board of Trustees (the “Nominating and Governance Committee”) is charged with identifying nominees to serve as Board members and recommending such nominees to the Board. The Board believes that shareholders as a group are best served by the efficient allocation of Registrant and Board resources. As such, the Board is not required to consider any person nominated by any shareholder of the Registrant (acting solely in the capacity as shareholder and not in any other capacity) to serve as an independent Trustee, although the Nominating and Governance Committee may consider any such person if the Nominating and Governance Committee of the Board deems it appropriate after considering all circumstances the Nominating and Governance Committee’s members deem relevant.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date:	December 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date:	December 21, 2006

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	December 21, 2006